As filed with the Securities and Exchange Commission on April 26, 2012
Commission File Nos.  333-136472
811-08664

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 9	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 348	[X]

JACKSON NATIONAL SEPARATE ACCOUNT - I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

1 Corporate Way, Lansing, Michigan 48951
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Thomas J. Meyer, Esq., Senior Vice President, Secretary and General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Frank J. Julian, Esq., Associate General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on April 30, 2012 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts

CURIANGARDSM SIMPLIFIED RETIREMENT ANNUITY

MODIFIED SINGLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company® and through
Jackson National Separate Account – I

Effective April 6, 2009, this Curiangard Simplified Retirement Annuity is no longer available for purchase.

The date of this prospectus is April 30, 2012 , which states the information about the separate account, the Contract, and Jackson National Life Insurance Company (“Jackson®”) you should know before investing.  This prospectus provides a description of the material rights and obligations under the Contract.  Your Contract and any endorsements are the formal contractual agreement between you and the Company.  It is important that you read the Contract and endorsements, which reflect state or other variations. This information is meant to help you decide if the Contract will meet your needs.  Please carefully read this prospectus and any related documents and keep everything together for future reference.  Additional information about the separate account can be found in the statement of additional information (“SAI”) dated April 30, 2012 that is available upon request without charge.  To obtain a copy, contact us at our:

Annuity Service Center
P.O. Box 30314
Lansing, Michigan 48909-7814
1-800-873-5654
www.jackson.com

This prospectus also describes a variety of optional features, not all of which may be available at the time you are interested in purchasing a Contract, as we reserve the right to prospectively restrict availability of the optional features.  Broker-dealers selling the Contracts may limit the availability of an optional feature.  Ask your representative about what optional features are or are not offered.  If a particular optional feature that interests you is not offered, you may want to contact another broker-dealer to explore its availability.  In addition, not all optional features may be available in combination with other optional features, as we also currently restrict, as well as reserve the right to prospectively restrict, the availability to elect certain features if certain other optional features have been elected.  We reserve the right to limit the number of Contracts that you may purchase.  We also reserve the right to refuse any premium payment.  Some optional features, including certain living benefits and death benefits, contain withdrawal restrictions that, if exceeded, may have a significant negative impact on the value of the feature and may cause the feature to prematurely terminate.  Please confirm with us or your representative that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.

We offer other variable annuity products with different product features, benefits and charges.  In some states, you may purchase the Contract through an automated electronic transmission/order ticket verification procedure.  Ask your representative about availability and the details.

The SAI is incorporated by reference into this prospectus, and its table of contents begins on page 51.  The prospectus and SAI are part of the registration statement that we filed with the Securities and Exchange Commission (“SEC”) about this securities offering.  The registration statement, material incorporated by reference, and other information is available on the website the SEC maintains (http://www.sec.gov) regarding registrants that make electronic filings.

Jackson is relying on SEC Rule 12h-7, which exempts insurance companies from filing periodic reports under the Securities Exchange Act of 1934 with respect to variable annuity contracts that are registered under the Securities Act of 1933 and regulated as insurance under state law.

Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus disclosure.  It is a criminal offense to represent otherwise.  We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state where this is not permitted.

• Not FDIC/NCUA insured • Not Bank/CU guaranteed • May lose value • Not a deposit • Not insured by any federal agency

The Contract makes available for investment fixed and variable options.  The variable options are Investment Divisions of the Separate Account, each of which invests in one of the following funds – all class A shares (the “Funds”):

JNL Series Trust

JNL Disciplined Moderate Fund
JNL Disciplined Moderate Growth Fund
JNL Disciplined Growth Fund

The Funds are not the same mutual funds that you would buy through your stockbroker or a retail mutual fund.  The prospectus for the Funds is attached to this prospectus.

TABLE OF CONTENTS
GLOSSARY	3
KEY FACTS	4
FEES AND EXPENSES TABLES	5
Owner Transaction Expenses	5
Periodic Expenses	6
Total Annual Fund Operating Expenses	8
EXAMPLE	8
CONDENSED FINANCIAL INFORMATION	9
THE ANNUITY CONTRACT	9
JACKSON	10
THE FIXED ACCOUNT	10
THE SEPARATE ACCOUNT	11
INVESTMENT DIVISIONS	11
JNL Series Trust	12
Voting Privileges	12
Substitution	12
CONTRACT CHARGES	13
Mortality and Expense Risk Charge	13
Annual Contract Maintenance Charge	14
Administration Charge	14
Transfer Charge	14
Withdrawal Charge	14
5% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up (“AutoGuard 5”) Charge	15
5% For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up (“LifeGuard Protector”) Charge	16
Joint 5% For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up (“LifeGuard Protector with Joint Option”) Charge	17
Death Benefit Charges	17
Commutation Fee	18
Other Expenses	18
Premium Taxes	18
Income Taxes	18
DISTRIBUTION OF CONTRACTS	18
PURCHASES	20
Minimum Initial Premium	20
Minimum Additional Premiums	20
Maximum Premiums	20
Allocations of Premium	20
Capital Protection Program	20
Accumulation Units	21
TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS	21
Restrictions on Transfers: Market Timing	21
TELEPHONE AND INTERNET TRANSACTIONS	22
The Basics	22
What You Can Do and How	22
What You Can Do and When	22
How to Cancel a Transaction	22
Our Procedures	23
ACCESS TO YOUR MONEY	23
Waiver of Withdrawal Charges for Certain Emergencies	24
Guaranteed Minimum Withdrawal Benefit General Considerations	25
Guaranteed Minimum Withdrawal Benefit Important Special Considerations	25
5% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up (“AutoGuard 5”)	26
5% For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up (“LifeGuard Protector”)	29
Joint 5% For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up (“LifeGuard Protector with Joint Option”)	35
Systematic Withdrawal Program	41
Suspension of Withdrawals or Transfers	41
INCOME PAYMENTS (THE INCOME PHASE)	41
Variable Income Payments	42
Income Options	42
DEATH BENEFIT	43
Basic Death Benefit	43
Optional Death Benefits	43
Payout Options	44
Pre-Selected Payout Options	44
Special Spousal Continuation Option	44
Death of Owner On or After the Income Date	45
Death of Annuitant	45
TAXES	45
Contract Owner Taxation	45
Tax-Qualified and Non-Qualified Contracts	45
Non-Qualified Contracts – General Taxation	45
Non-Qualified Contracts – Aggregation of Contracts	45
Non-Qualified Contracts – Withdrawals and Income Payments	46
Non-Qualified Contracts – Required Distributions	46
Tax-Qualified Contracts – Withdrawals and Income Payments	46
Withdrawals – Tax-Sheltered Annuities	46
Withdrawals – Roth IRAs	47
Constructive Withdrawals – Investment Adviser Fees	47
Extension of Latest Income Date	47
Death Benefits	47
Assignment	47
Diversification	47
Owner Control	47
Withholding	48
Jackson Taxation	48
OTHER INFORMATION	48
Dollar Cost Averaging	48
Dollar Cost Averaging Plus (DCA+)	48
Earnings Sweep	48
Rebalancing	49
Free Look	49
Advertising	49
Restrictions Under the Texas Optional Retirement Program (ORP)	49
Modification of Your Contract	49
Confirmation of Transaction s	49
Legal Proceedings	50
PRIVACY POLICY	50
Collection of Nonpublic Personal Information	50
Disclosure of Current and Former Customer Nonpublic Personal Information	50
Security to Protect the Confidentiality of Nonpublic Personal Information	50
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION	51
APPENDIX A (Trademarks, Services Marks, and Related Disclosures)	A-1
APPENDIX B (GMWB Prospectus Examples)	B-1
APPENDIX C (Broker-Dealer Support)	C-1
APPENDIX D (Accumulation Unit Values)	D-1

GLOSSARY

These terms are capitalized when used throughout this prospectus because they have special meaning.  In reading this prospectus, please refer back to this glossary if you have any questions about these terms.

Accumulation Unit – a unit of measure we use to calculate the value in an Investment Division prior to the Income Date.

Aggregate Premium - the measure used to determine the applicable breakpoint for the amount of the Mortality and Expense Risk Charge.  Aggregate Premium at issue is the amount of premium you expect to contribute that you specify when you apply for the Contract (Statement of Intention), and thereafter the actual premium you paid less total partial withdrawals as computed at the end of the sixth Contract Month.  Premiums are accepted only during the first six Contract Months.

Annuitant – the natural person on whose life annuity payments for this Contract are based.  The Contract allows for the naming of joint Annuitants.  Any reference to the Annuitant includes any joint Annuitant.

Annuity Unit – a unit of measure we use in calculating the value of a variable annuity payment on and after the Income Date.

Beneficiary – the natural person or legal entity designated to receive any Contract benefits upon the Owner's death.  The Contract allows for the naming of multiple Beneficiaries.

Completed Year – the succeeding twelve months from the date on which we receive a premium payment.

Contract – the individual modified single premium deferred variable and fixed annuity contract and any optional endorsements you may have selected.

Contract Anniversary – each one-year anniversary of the Contract's Issue Date.

Contract Month – the period of time between consecutive monthly anniversaries of the Contract’s Issue date.

Contract Quarter – the period of time between consecutive three-month anniversaries of the Contract's Issue Date.

Contract Value – the sum of your allocations between the Contract's Investment Divisions and Fixed Account.

Contract Year – the succeeding twelve months from a Contract's Issue Date and every anniversary.

Excess Interest Adjustment – an adjustment to the Contract Value allocated to the Fixed Account that is withdrawn, transferred, or annuitized before the end of the period.

Fixed Account – part of our General Account to which the Contract Value you allocate is guaranteed to earn a stated rate of return over the specified period.

General Account – the General Account includes all our assets, including any Contract Value you allocate to the Fixed Account, which are available to our creditors.

Good Order – when our administrative requirements are met for any requested action or change, including that we have received sufficient supporting documentation.

Income Date – the date on which you begin receiving annuity payments.

Issue Date – the date your Contract is issued.

Investment Division – one of multiple variable options of the Separate Account to allocate your Contract's value, each of which exclusively invests in a different available Fund.  The Investment Divisions are called variable because the return on investment is not guaranteed.

Jackson, JNL, we, our, or us – Jackson National Life Insurance Company.  (We do not capitalize “we,” “our,” or “us” in the prospectus.)

Owner, you or your – the natural person or legal entity entitled to exercise all rights and privileges under the Contract.  Usually, but not always, the Owner is the Annuitant.  The Contract allows for the naming of joint Owners.  (We do not capitalize “you” or “your” in the prospectus.)  Any reference to the Owner includes any joint Owner.

Separate Account – Jackson National Separate Account – I.  The Separate Account is divided into sub-accounts generally referred to as Investment Divisions.

Statement of Intention – the amount of total premium that you anticipate paying and specify in the annuity application when you apply for the Contract.  The higher your anticipated total premium, the lower your Contract's initial Mortality and Expense Risk Charge will be for the first six months.  Premiums are accepted during the first six Contract Months only.

KEY FACTS

The immediately following two sections briefly introduce the Contract (and its benefits and features) and its costs; however, please carefully read the whole prospectus and any related documents before purchasing the Contract to be sure that it will meet your needs.

Allocation Options
The Contract makes available Investment Divisions and a Fixed Account for allocation of your premium payments and Contract Value.  For more information about the fixed options, please see “THE FIXED ACCOUNT” beginning on page 10.  For more information about the Investment Divisions, please see “INVESTMENT DIVISIONS” beginning on page 11.

Investment Purpose
The Contract is intended to help you save for retirement or another long-term investment purpose.  The Contract is designed to provide tax deferral on your earnings, if it is not issued under a qualified retirement plan.  Qualified plans confer their own tax deferral.  For more information, please see “TAXES” beginning on page 45.

Free Look
If you change your mind about having purchased the Contract, you may return it without penalty.  There are conditions and limitations, including time limitations, depending on where you live.  For more information, please see “Free Look” beginning on page 49.  In some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the premiums to the Investment Divisions.  State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

Purchases
Premiums are accepted during the first six Contract Months only.  As a result, you may have to buy additional Contracts to meet your total annuity coverage goal.  Multiple Contracts may result in higher charges and total expenses.  There are also minimum and maximum premium requirements.  In addition, the Contract has a premium protection option, namely the Capital Protection Program.  For more information, please see “PURCHASES” beginning on page 20.  There is a breakpoint schedule for the Mortality and Expense Risk Charge.  The breakpoints are based on the amount of Aggregate Premium.  Aggregate Premium at issue is equal to the anticipated total premium specified in the Statement of Intention section of the annuity application.  If no Statement of Intention is provided, the Aggregate Premium at issue will equal the initial premium received.  The Aggregate Premium is re-determined only at the end of the sixth Contract Month and is equal to total Premium actually paid less total partial withdrawals.  A change in the Aggregate Premium at the end of the sixth Contract Month may dictate an adjustment to the Mortality and Expense Risk Charge at that time but in no event will the Mortality and Expense Risk Charge be adjusted for changes in Aggregate Premium or Contract value subsequent to this initial six Contract Month period.  For more information, please see “CONTRACT CHARGES” beginning on page 13.

Withdrawals
Before the Income Date, there are a number of ways to access your Contract Value, generally subject to a charge or adjustment, particularly during the early Contract Years.  There are also a number of optional withdrawal benefits available.  The Contract has a free withdrawal provision and waives the charges and adjustments in the event of some unforeseen emergencies.  However, partial withdrawals within the first six Contract Months may result in a change to the Mortality and Expense Risk Charge assessed after the sixth Contract Month.  For more information, please see “ACCESS TO YOUR MONEY” beginning on page 23.

Income Payments	There are a number of income options available. For more information, please see “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 41.

Death Benefit
The Contract has a death benefit that becomes payable if you die before the Income Date.  There are also optional death benefits available.  For more information, please see “DEATH BENEFIT” beginning on page 43.

FEES AND EXPENSES TABLES

The following tables describe the fees and expenses that you will pay when purchasing, owning and surrendering the Contract.  The first table (and footnotes) describes the fees and expenses that you will pay at the time that you purchase the Contract, surrender the Contract or transfer cash value between investment options.

Owner Transaction Expenses

Front-end Sales Load	None

Maximum Withdrawal Charge 1
Percentage of premium withdrawn, if applicable	5%

Maximum Premium Taxes 2
Percentage of each premium	3.5%

Commutation Fee:Upon a total withdrawal after income payments have commenced under income option 4, or if after death during the period for which payments are guaranteed under income option 3 and Beneficiary elects a lump sum payment, the amount received will be reduced by (a) minus (b) where:

• (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

• (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).

Transfer Charge 3
Per transfer after 15 in a Contract Year	$25

Expedited Delivery Charge 4	$22.50

1
There may be a withdrawal charge on these withdrawals of Contract Value:  withdrawals in excess of the free withdrawal amounts; withdrawals under a tax-qualified Contract that exceed the required minimum distributions of the Internal Revenue Code; withdrawals in excess of the free withdrawal amount to meet the required minimum distributions of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distributions of a Roth IRA annuity; a total withdrawal; and withdrawals on an Income Date that is within one year of the Issue Date.  The withdrawal charge is a schedule lasting six Completed Years:

	Completed Years Since Receipt Of Premium -
	0	1	2	3	4	5	6+
Base Schedule	5%	4%	3%	3%	2%	1%	0%

2	Premium taxes generally range from 0 to 3.5% and vary by state.

3	We do not count transfers in conjunction with dollar cost averaging, earnings sweep, automatic rebalancing, and periodic automatic transfers.

4	For overnight delivery on Saturday; otherwise, the overnight delivery charge is $10 for withdrawals. We also charge $20 for wire transfers in connection with withdrawals.

The next table (and footnotes) describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Funds' fees and expenses.

Periodic Expenses

Base Contract

Annual Contract Maintenance Charge 5			$35

Mortality and Expense Risk Charge

The Mortality and Expense Risk Charge is expressed as an annual percentage of the average daily account value of the Investment Divisions and is set initially based upon the breakpoint schedule below using the Aggregate Premium determined at issue.  Aggregate Premium at issue is equal to the anticipated total premium specified in the Statement of Intention section of the annuity application.  If no Statement of Intention is indicated, the Aggregate Premium at issue will equal the initial premium received.  The Aggregate Premium will be re-determined only at the end of the sixth Contract Month, which may result in a change to the Mortality and Expense Risk Charge assessed after the sixth Contract Month.  At the time the Aggregate Premium is re-determined, the Mortality and Expense Risk Charge will be based on the newly determined Aggregate Premium.  6

Aggregate Premium	Years 1-7	Years 8+
$50,000 to $99,999.99	0.90%	0.30%
$100,000 to $249,999.99	0.60%	0.30%
$250,000 to $499,999.99	0.35%	0.30%
$500,000 to $749,999.99	0.25%	0.25%
$750,000 to $999,999.99	0.20%	0.20%
$1,000,000+	0.15%	0.15%

Administration Charge (in all years)			0.15%

Maximum Total Separate Account Annual Expenses for Base Contract for Years 1-7
Maximum Total Separate Account Annual Expenses for Base Contract for Years 8+
As an annual percentage of average daily account value of Investment Divisions
			1.05% 0.45%

Optional Endorsements - The endorsement charges for the optional death benefits are based on average account value.  Please see footnotes 8 - 10 for those charges that are not based on average account value.

A variety of Optional Endorsements to the Contract are available. You may select one of each grouping below. 7

5% GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of May 1, 2011) (“AutoGuard 5SM”) 8	1.47%

5% For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of April 30, 2007) (“LifeGuard Protector ® ”) 9	1.47%

Joint 5% For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of April 30, 2007) (“LifeGuard Protector ® with Joint Option”) 10	1.62%

Return of Premium Death Benefit 11	0.55%

Highest Anniversary Value Death Benefit Maximum Annual Charge 12	0.55%

5
This charge is waived on Contract Value of $50,000 or more.  This charge is deducted proportionally from your allocations to the Investment Divisions and Fixed Account either annually (on your Contract Anniversary) or in conjunction with a total withdrawal, as applicable.

6
Premiums are accepted only during the first six Contract Months. The Aggregate Premium re-determined at the end of the sixth Contract Month is equal to total Premium paid less total partial withdrawals.  Any resulting increase or decrease in the Mortality and Expense Risk Charge assessed after the sixth Contract Month will not be retroactive back to the issue date of the Contract.  Therefore, any decrease in the Mortality and Expense Risk Charge caused by the payment of additional premium subsequent to the Contract issue date will become effective only after the sixth Contract month and will not be retroactive back to the issue date.

If the Contract Owner dies prior to the end of the sixth Contract Month, there will not be an adjustment to the Mortality and Expense Risk Charge.

7
The optional death benefits are only available to select when purchasing the Contract and once purchased cannot be canceled.  In addition, the charges for the optional death benefits are based on average account value but the charges for the optional GMWBs are not.  Please see footnotes 8 –10 below and “CONTRACT CHARGES” beginning on page 13 for more information concerning those charges not based on average account value.

8
The charge is quarterly, currently 0.1625% (0.65% annually) of the GWB, subject to a maximum annual charge of 1.45%.  But for Contracts purchased in Washington State, the charge is monthly, currently 0.055% (0.66% annually) of the GWB, subject to a maximum annual charge of 1.47% as used in the Table.  We reserve the right to prospectively change the current charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to the applicable maximum annual charge.

The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

The charge is deducted at the end of each Contract Quarter/Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  For more information, including how the GWB is calculated, please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 26.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.

For Contracts to which this endorsement was added before December 3, 2007, you pay the applicable percentage of the GWB each calendar quarter.  For Contracts to which this endorsement was added on or after December 3, 2007, you pay the applicable percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the applicable percentage of the GWB each Contract Month.

9
1.47% is the maximum annual charge of the 5% for Life GMWB With Annual Step-Up for a 65-69 year old, which charge is payable monthly.  The charge for the 5% for Life GMWB With Annual Step-Up varies by age group.  The below table has the maximum and current charges for all age groups.

You pay the applicable percentage of the GWB each calendar quarter.  But for Contracts purchased in Washington State, the charge is monthly.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

5% for Life GMWB With Annual Step-Up
Annual Charge	Maximum		Current
Ages 45 – 49	0.85%÷4	0.87%÷12	0.40%÷4	0.42%÷12
50 – 54	0.85%÷4	0.87%÷12	0.40%÷4	0.42%÷12
55 – 59	1.20%÷4	1.20%÷12	0.65%÷4	0.66%÷12
60 – 64	1.30%÷4	1.32%÷12	0.75%÷4	0.75%÷12
65 – 69	1.45%÷4	1.47%÷12	0.90%÷4	0.90%÷12
70 – 74	0.85%÷4	0.87%÷12	0.50%÷4	0.51%÷12
75 – 80	0.60%÷4	0.60%÷12	0.35%÷4	0.36%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

For more information about the charge for this endorsement, please see “5% For Life GMWB With Annual Step-Up Charge” beginning on page 16.  For more information about how the endorsement works, including more details regarding the GWB, please see “5% For Life GMWB With Annual Step-Up” beginning on page 29.

10
1.62% is the maximum annual charge of the Joint 5% for Life GMWB With Annual Step-Up for a 65-69 year old, which charge is payable monthly.  The charge for the Joint 5% for Life GMWB With Annual Step-Up varies by age group.  The below table has the maximum and current charges for all age groups.

You pay the applicable percentage of the GWB each calendar quarter.  But for Contracts purchased in Washington State, the charge is monthly.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

Joint 5% for Life GMWB With Annual Step-Up
Annual Charge	Maximum		Current
Ages45 – 49	1.00%÷4	1.02%÷12	0.55%÷4	0.57%÷12
50 – 54	1.00%÷4	1.02%÷12	0.55%÷4	0.57%÷12
55 – 59	1.35%÷4	1.35%÷12	0.80%÷4	0.81%÷12
60 – 64	1.45%÷4	1.47%÷12	0.90%÷4	0.90%÷12
65 – 69	1.60%÷4	1.62%÷12	1.05%÷4	1.05%÷12
70 – 74	1.00%÷4	1.02%÷12	0.65%÷4	0.66%÷12
75 – 80	0.75%÷4	0.75%÷12	0.50%÷4	0.51%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

For more information about the charge for this endorsement, please see “Joint 5% for Life GMWB With Annual Step-Up Charge” beginning on page 17.  For more information about how the endorsement works, please see “Joint 5% for Life GMWB With Annual Step-Up” beginning on page 35.

11	The current charge is 0.20%.

12	The current charge is 0.35%.

The next item shows the minimum and maximum total annual operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract.

Total Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets, including management and administration fees, 12b-1 service fees and other expenses.)

Minimum: 0. 85%

Maximum: 0. 87%

More detail concerning each Fund's fees and expenses is below.  But please refer to the Funds' prospectus for even more information, including investment objectives, performance, and information about Jackson National Asset Management, LLC®, the Funds' Adviser and Administrator, as well as the sub-advisers.

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management and Admin Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL Disciplined Moderate	0.18%	0.00%	0.00%	0.6 9%	0.8 7%
JNL Disciplined Moderate Growth	0.18%	0.00%	0.00%	0.6 8%	0.8 6%
JNL Disciplined Growth	0.18%	0.00%	0.00%	0.6 7%	0.8 5%

EXAMPLE

The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.  These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

(The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and Fixed Account.)

The example assumes that you invest $10,000 in the Contract for the time periods indicated.  Neither transfer fees nor premium tax charges are reflected in the example.  The example also assumes that your investment has a 5% annual return on assets each year.

The following example includes maximum Fund fees and expenses and the costs if you select the optional Highest Anniversary Value Death Benefit and the Guaranteed Minimum Withdrawal Benefit (using the maximum possible charge).  In addition, the Mortality and Expense and Administrative Charges are assumed to be 1.05% during the first seven Contract years and 0.45% thereafter.  (Mortality and Expense and Administrative Charges are expressed as an annual percentage of the average daily account value of the Investment Divisions.)  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$ 945	$1, 643	$2, 451	$4, 388

If you annuitize at the end of the applicable time period:

1 year *	3 years	5 years	10 years
$ 945	$1, 343	$2, 251	$4, 388

*  Withdrawal charges apply to income payments occurring within one year of the Contract's Issue Date.

If you do not surrender your Contract:

1 year	3 years	5 years	10 years
$ 445	$1, 343	$2, 251	$4, 388

The example does not represent past or future expenses.  Your actual costs may be higher or lower.

CONDENSED FINANCIAL INFORMATION

The information about the values of all Accumulation Units constitutes the condensed financial information, which can be found in the Statement of Additional Information.  The value of an Accumulation Unit is determined on the basis of changes in the per share value of an underlying fund and Separate Account charges for the base Contract and the various combinations of optional endorsements.  The financial statements of the Separate Account and Jackson can be found in the Statement of Additional Information.  The financial statements of the Separate Account include information about all the contracts offered through the Separate Account.  The financial statements of Jackson that are included should be considered only as bearing upon the company's ability to meet its contractual obligations under the Contracts.  Jackson's financial statements do not bear on the future investment experience of the assets held in the Separate Account.  For your copy of the Statement of Additional Information, please contact us at the Annuity Service Center.  Our contact information is on the cover page of this prospectus.

THE ANNUITY CONTRACT

Your Contract is a contract between you, the Owner, and us.  Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit.  Purchases under tax-qualified plans should be made for other than tax deferral reasons.  Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity contract.  We will not issue a Contract to someone older than age 90 (age 85 for Contracts purchased in Oklahoma).  Optional benefits may have different requirements, as noted.

You may allocate your Contract Value to

●	our Fixed Account, as may be made available by us, or as may be otherwise limited by us,
●	Investment Divisions of the Separate Account that invest in underlying Funds.

Your Contract, like all deferred annuity contracts, has two phases:

●	the accumulation phase, which is the period between the issue date of the Contract and the Income Date, and
●	the income phase, which begins on the Income Date and is when we make income payments to you.

As the Owner, you can exercise all the rights under your Contract.  You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment (there is an assignment form).  We reserve the right to refuse an assignment, and an assignment may be a taxable event.  Your ability to change ownership is limited on Contracts with one of the For Life GMWBs.  Please contact our Annuity Service Center for help and more information.

The Contract is a modified single premium fixed and variable deferred annuity and may be issued as either an individual or a group contract.  Contracts issued in your state may provide different features and benefits than those described in this prospectus.  This prospectus provides a description of the material rights and obligations under the Contract.  Your Contract and any endorsements are the formal contractual agreement between you and the Company.  In those states where Contracts are issued as group contracts, references throughout the prospectus to “Contract(s)” shall also mean “certificate(s).”

JACKSON

We are a stock life insurance company organized under the laws of the state of Michigan in June 1961.  Our legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951.  We are admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York.  We are ultimately a wholly owned subsidiary of Prudential plc (London, England).   Jackson is the parent of Jackson National Asset Management, LLC, the Funds’ investment adviser and administrator.

We issue and administer the Contracts and the Separate Account.  We maintain records of the name, address, taxpayer identification number and other pertinent information for each Owner, the number and type of Contracts issued to each Owner and records with respect to the value of each Contract.

We are working to provide documentation electronically.  When this program is available, we will, as permitted, forward documentation electronically.  Please contact us at our Annuity Service Center for more information.

THE FIXED ACCOUNT

Contract Value that you allocate to a Fixed Account option will be placed with other assets in our General Account.  Unlike the Separate Account, the General Account is not segregated or insulated from the claims of the insurance company's creditors.  Investors are looking to the financial strength of the insurance company for its obligations under the Contract, including, for example, guaranteed minimum death benefits and guaranteed minimum withdrawal benefits.  The Fixed Account is not registered with the SEC, and the SEC does not review the information we provide to you about it.  Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.  Both the availability of the Fixed Account options, and transfers into and out of the Fixed Account, may be subject to contractual and administrative requirements.  For more information, please see the application, check with the registered representative helping you to purchase the Contract, or contact us at our Annuity Service Center.

Each Fixed Account option offers a base interest rate that we established and will credit to your Contract Value in the Fixed Account for a specified period (currently, one, three, five or seven years), subject to availability (and we reserve the right, in our sole discretion, to limit or suspend availability of the Fixed Account options), so long as the Contract Value in the Fixed Account is not withdrawn, transferred, or annuitized until the end of the specified period.  The base interest rate is subject to your Contract's Fixed Account minimum interest rate, which will be 2% a year, credited daily, during the first ten Contract Years and 3% a year, credited daily, afterwards.  Depending on the Issue Date of your Contract, however, the Fixed Account minimum interest rate may be 3% a year, credited daily, in all Contract Years.  Subject to these minimum requirements, we may declare different base interest rates at different times.

An Excess Interest Adjustment may apply to amounts withdrawn, transferred or annuitized from a Fixed Account Option prior to the end of the specified period.  The Excess Interest Adjustment reflects changes in the level of interest rates since the beginning of the Fixed Account Option period.  The Excess Interest Adjustment is based on the relationship of the current new business interest rate to the guaranteed base interest rate being credited to the Fixed Account Option.  The current new business interest rate used for this comparison is the base interest rate available on a new Fixed Account Option of the same duration, increased by 0.50%.  Generally, the Excess Interest Adjustment will increase the Fixed Account Option Value when current new business rates are lower than the rate being credited and will decrease the Fixed Account Option Value when current new business rates are higher than the rate being credited.

There will be no Excess Interest Adjustment when the current new business interest rate (after adjustment for the 0.50% bias) is greater than the guaranteed base interest rate by less than 0.50%.  This restriction avoids decreases in the Fixed Account Option Value in situations where the general level of interest rates has declined but the bias results in a current new business interest rate that is higher than the guaranteed base interest rate.

Also, there is no Excess Interest Adjustment on: the one-year Fixed Account option; death benefit proceed payments; payments pursuant to a life contingent income option or an income option resulting in payments spread over at least five years; amounts withdrawn for Contract charges; and free withdrawals.  In no event will the Excess Interest Adjustment reduce the credited interest below the guaranteed minimum interest rate applicable to the Fixed Account portion of your Contract, which cannot be less than the guaranteed minimum interest rate required under state insurance laws.

Whenever a specified period ends, you will have 30 days to transfer or withdraw the Contract Value in the Fixed Account option, and there will not be an Excess Interest Adjustment.  If you do nothing, then after 30 days, the Contract Value that remains in that Fixed Account option will be subject to another specified period of the same duration, subject to availability, and provided that that specified period will not extend beyond the Income Date.  Otherwise, the next closest specified period, or the one-year Fixed Account option (if there is one year or less until the Income Date), will apply.

You may allocate premiums to the one-year Fixed Account option, but we may require that the amount in the one-year Fixed Account be automatically transferred on a monthly basis in equal installments to your choice of Investment Division within 12 months of the date we received the premium, so that at the end of the period, all amounts in the one-year Fixed Account will have been transferred.  The amount will be determined based on the amount allocated to the one-year Fixed Account and the base interest rate.  Charges, withdrawals and additional transfers taken from the one-year Fixed Account will shorten the length of time it takes to deplete the account balance.  These automatic transfers will not count against the 15 free transfers in a Contract year.

Interest will continue to be credited daily on the account balance remaining in the one-year Fixed Account as funds are automatically transferred into your choice of Investment Divisions.  However, the effective yield over the 12-month automatic transfer period will be less than the base interest rate, as it will be applied to a declining balance in the one-year Fixed Account.

The DCA+ Fixed Account, if available, offers a fixed interest rate that we guarantee for a period of up to one year in connection with dollar-cost-averaging transfers to one or more of the Investment Divisions or systematic transfers to other Fixed Account options.  From time to time, we will offer special enhanced rates on the DCA+ Fixed Account.  DCA+ Fixed Account is only available for new premiums.  Premiums are accepted during the first six Contract Months only.

THE SEPARATE ACCOUNT

We established the Separate Account on June 14, 1993, pursuant to the provisions of Michigan law.  The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations.  However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct.  All of the income, gains and losses resulting from these assets (whether or not realized) are credited to or charged against the Contracts and not against any other Contracts we may issue.

The Separate Account is divided into Investment Divisions.  We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.

INVESTMENT DIVISIONS

Each Investment Division purchases the shares of one underlying Fund (mutual fund portfolio) that has its own investment objective.  The Investment Divisions are designed to offer the potential for a higher return than the Fixed Account options.  However, this is not guaranteed.  It is possible for you to lose your Contract Value allocated to any of the Investment Divisions.  If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase will depend upon the performance of the Investment Divisions you select.  The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

The following Funds in which the Investment Divisions invest are each known as a Fund of Funds.  Funds offered in a Fund of Funds structure may have higher expenses than direct investments in the underlying Funds.  You should read the prospectus for the JNL Series Trust for more information.

JNL Disciplined Moderate
JNL Disciplined Moderate Growth
JNL Disciplined Growth

The names of the Funds that are available, along with the names of the advisers and sub-advisers and a brief statement of each investment objective, are below:

JNL Series Trust

JNL Disciplined Moderate Fund
Jackson National Asset Management, LLC

Seeks capital growth, and secondarily, current income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, and the JNL Investors Series Trust.  Not all Funds of the JNL Series Trust, the JNL Variable Fund LLC, and the JNL Investors Series Trust are available as Underlying Funds.

Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL Disciplined Moderate Growth Fund
Jackson National Asset Management, LLC

Seeks capital growth and current income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, and the JNL Investors Series Trust.  Not all Funds of the JNL Series Trust, the JNL Variable Fund LLC, and the JNL Investors Series Trust are available as Underlying Funds.

Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0% to 15% of its assets to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL Disciplined Growth Fund
Jackson National Asset Management, LLC

Seeks capital growth by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, and the JNL Investors Series Trust.  Not all Funds of the JNL Series Trust, the JNL Variable Fund LLC, and the JNL Investors Series Trust are available as Underlying Funds.

Under normal circumstances, the Fund allocates approximately 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that the Fund's investment sub-advisers also manage.  Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the results of those other mutual funds.  We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment sub-advisers.  The underlying Funds are available only through variable annuity contracts issued by Jackson.  They are NOT offered or made available to the general public directly.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base.  A Fund may not experience similar performance as its assets grow.

You should read the prospectus for the JNL Series Trust carefully before investing.  Additional Funds and Investment Divisions may be available in the future.  The prospectus for the JNL Series Trust is attached to this prospectus.  However, this prospectus may also be obtained at no charge by calling 1-800-873-5654 (Annuity and Life Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution), by writing P.O. Box 30314, Lansing, Michigan 48909-7814, or by visiting www.jackson.com.

Voting Privileges. To the extent required by law, we will obtain instructions from you and other Owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund.  We will vote all the shares we own in proportion to those instructions from Owners.  An effect of this proportional voting is that a relatively small number of Owners may determine the outcome of a vote.

Substitution. We reserve the right to substitute a different Fund or a different mutual fund for the one in which any Investment Division is currently invested, or transfer money to the General Account.  We will not do this without any required approval of the SEC.  We will give you notice of any substitution.

CONTRACT CHARGES

There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract.  Charges are deducted proportionally from your Contract Value.  Some of these charges are for optional endorsements, as noted, so they are deducted from your Contract Value only if you selected to add that optional endorsement to your Contract.  These charges may be a lesser amount where required by state law or as described below, but will not be increased.  We expect to profit from certain charges assessed under the Contract.  These charges (and certain other expenses) are as follows:

Mortality and Expense Risk Charge.  Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for the Mortality and Expense Risk Charge.  The Mortality and Expense Risk Charge is expressed as an annual percentage of the average daily account value of the Investment Divisions and is set based upon the breakpoint schedule below using the Aggregate Premium determined at issue.  Aggregate Premium at issue is equal to the anticipated total premium breakpoint specified by you in the Statement of Intention section of the application.  If no Statement of Intention is provided by you in the application, the Aggregate Premium at issue will equal the initial premium received.  The Aggregate Premium will be re-determined only once at the end of the sixth Contract Month. At the time the Aggregate Premium is re-determined, the Mortality and Expense Risk Charge will be set by reference to the newly determined Aggregate Premium.  This re-determination of Aggregate Premium will result in a change to the Mortality and Expense Risk Charge assessed after the sixth Contract Month if the newly determined Aggregate Premium falls into a breakpoint band within the breakpoint schedule that differs from the breakpoint band used to set the Mortality and Expense Risk Charge at issue. Newly determined Aggregate Premium that falls into a higher breakpoint band than the breakpoint band used to set the Mortality and Expense Risk Charge at issue (whether decided by the anticipated total premium breakpoint band specified by you in the Statement of Intention section of the application or, if no Statement of Intention was provided by you, by the initial premium received) will result in a decreased Mortality and Expense Risk Charge.  Conversely, newly determined Aggregate Premium that falls into a lower breakpoint band than the breakpoint band used to set the Mortality and Expense Risk Charge at issue will result in an increased Mortality and Expense Risk Charge.  Any increase or decrease in the Mortality and Expense Risk Charge assessed after the sixth Contract Month will not be retroactive back to the issue date of the Contract.

If the Contract Owner dies prior to the end of the sixth Contract Month, there will not be an adjustment to the Mortality and Expense Risk Charge.  Thus, while the Contract may continue for a period of time after the death of the Owner, premium payments made after the initial premium will not result in a change in the Mortality and Expense Risk Charge.  The Mortality and Expense Risk Charge does not apply to the Fixed Account.

Aggregate Premium	Years 1-7	Years 8+
$50,000 to $99,999.99	0.90%	0.30%
$100,000 to $249,999.99	0.60%	0.30%
$250,000 to $499,999.99	0.35%	0.30%
$500,000 to $749,999.99	0.25%	0.25%
$750,000 to $999,999.99	0.20%	0.20%
$1,000,000+	0.15%	0.15%

Premiums are accepted during the first six Contract Months only.  The Aggregate Premium is re-determined at the end of the sixth Contract Month and is equal to total Premium paid less certain partial withdrawals, as discussed below.  A withdrawal before the end of the sixth Contract month could affect the Aggregate Premium as re-determined at the end of the sixth Contract Month, and may result in a higher Mortality and Expense Risk Charge.  For information about withdrawals affecting Aggregate Premium, please see “Access To Your Money” beginning on page 23.

The Mortality and Expense Risk Charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract.  Our mortality risks under the Contracts arise from our obligations:

●	to make income payments for the life of the Annuitant during the income phase;
●	to waive the withdrawal charge in the event of the Owner's death; and
●	to provide a basic death benefit prior to the Income Date.

Our expense risks under the Contracts include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the annual contract maintenance charge.  Included among these expense risks are those that we assume in connection with increasing distribution expenses, waivers of withdrawal charges under the Terminal Illness Benefit, the Specified Conditions Benefit and the Extended Care Benefit.

If your Contract Value were ever to become insufficient to pay this charge, your Contract would terminate without value.

Annual Contract Maintenance Charge. During the accumulation phase, we deduct a $35 annual contract maintenance charge on the Contract Anniversary of the Issue Date.  We will also deduct the annual contract maintenance charge if you make a total withdrawal.  This charge is for administrative expenses.  The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and is taken from the Investment Divisions and the Fixed Account options based on the proportion their respective value bears to the Contract Value.  We will not deduct this charge if, when the deduction is to be made, the value of your Contract is $50,000 or more.

Administration Charge. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for administration charges.  On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions.  This charge does not apply to the Fixed Account.  This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account.

Transfer Charge. You must pay $25 for each transfer in excess of 15 in a Contract Year.  This charge is deducted from the amount that is transferred prior to the allocation to a different Investment Division or the Fixed Account, as applicable.  We waive the transfer charge in connection with Dollar Cost Averaging, Earnings Sweep, Rebalancing transfers and any transfers we require, and we may charge a lesser fee where required by state law.

Withdrawal Charge. At any time during the accumulation phase (if and to the extent that Contract Value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you may withdraw the following with no withdrawal charge:

●	premiums that are no longer subject to a withdrawal charge (premiums in your annuity for at least six years), plus
●	earnings (excess of your Contract Value allocated to the Investment Divisions and the Fixed Account over your remaining premiums allocated to those accounts)
●
during each Contract Year 10% of premium that would otherwise incur a withdrawal charge or be reduced by an Excess Interest Adjustment, and that has not been previously withdrawn (this can be withdrawn at once or in segments throughout the Contract Year), minus earnings (required minimum distributions will be counted as part of the free withdrawal amount).

We will deduct a withdrawal charge on:

●	withdrawals in excess of the free withdrawal amounts, or
●	withdrawals under a tax-qualified Contract that exceed its required minimum distributions, or
●
withdrawals in excess of the free withdrawal amounts to meet the required minimum distribution of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distribution of a Roth IRA annuity, or

●	amounts withdrawn in a total withdrawal, or
●	amounts applied to income payments on an Income Date that is within one year of the Issue Date.

The amount of the withdrawal charge deducted varies (depending upon how many years prior to the withdrawal you made the premium payment(s) you are withdrawing) according to the following schedule:

Withdrawal Charge (as a percentage of premium payments):

Completed Years since Receipt of Premium	0	1	2	3	4	5	6+

Base Schedule	5%	4%	3%	3%	2%	1%	0%

For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium.  If you make a full withdrawal, or elect to commence income payments within one year of the date your Contract was issued, the withdrawal charge is based on premiums remaining in the Contract and no free withdrawal amount applies.  If you withdraw only part of the value of your Contract, we deduct the withdrawal charge from the remaining value in your Contract.  The withdrawal charge compensates us for costs associated with selling the Contracts.

Note:  Withdrawals under a non-qualified Contract will be taxable on an “income first” basis.  This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full.  Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions).  In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

We do not assess the withdrawal charge on any amounts paid out as:

●	income payments during your Contract’s income phase (but the withdrawal charge is deducted at the Income Date if income payments are commenced in the first Contract Year);
●	death benefits;
●
withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the withdrawal requested exceeds the required minimum distribution; if the Contract was purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA); or is a Roth IRA annuity, then the entire withdrawal in excess of the free withdrawal amount will be subject to the withdrawal charge);

●
if permitted by your state, withdrawals of up to $250,000 from the Investment Divisions and Fixed Account if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract; or

●
if permitted by your state, withdrawals of up to 25% of your Contract Value from the Investment Divisions and Fixed Account (12 1/2% for each of two joint Owners) if you incur certain serious medical conditions specified in your Contract.

We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce our sales expense.  Some examples are the purchase of a Contract by a large group of individuals or an existing relationship between us and a prospective purchaser.  We may not deduct a withdrawal charge under a Contract issued to an officer, director, agent or employee of Jackson or any of our affiliates.

5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”) Charge.  If you select the 5% GMWB With Annual Step-Up, in most states you will pay 0.1625% of the GWB each quarter (0.65% annually).  In Washington State, the charge is monthly, currently 0.055% of the GWB (0.66% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  For Contracts to which this endorsement was added before December 3, 2007, you pay the applicable percentage of the GWB each calendar quarter.  For Contracts to which this endorsement was added on or after December 3, 2007, you pay the applicable percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the applicable percentage of the GWB each Contract Month.  The actual deduction of the charge will be reflected in your quarterly statement.  For more information about the GWB, please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 26.

PLEASE NOTE:  EFFECTIVE MAY 1, 2011, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.

The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date.  If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.1125% of the GWB each quarter (0.45% annually).  After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.05% of the GWB each quarter (0.20% annually).  If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0375% of the GWB each Contract Month (0.45% annually).  After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.0175% of the GWB each Contract Month (0.21% annually).

We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to a maximum charge of 1.45% annually in states where the charge is quarterly, 1.47% annually in states where the charge is monthly.  We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “5% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up” beginning on page 26.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 25 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract.  The charge varies by age group (see table below).  For more information about the GWB, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 29.  With joint Owners, the charge is based on the older Owner's age.  For the Owner that is a legal entity, the charge is based on the Annuitant's age.  (With joint Annuitants, the charge is based on the older Annuitant's age.)

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages 45 – 49	0.85% ÷ 4	0.87% ÷ 12	0.40% ÷ 4	0.42% ÷ 12
50 – 54	0.85% ÷ 4	0.87% ÷ 12	0.40% ÷ 4	0.42% ÷ 12
55 – 59	1.20% ÷ 4	1.20% ÷ 12	0.65% ÷ 4	0.66% ÷ 12
60 – 64	1.30% ÷ 4	1.32% ÷ 12	0.75% ÷ 4	0.75% ÷ 12
65 – 69	1.45% ÷ 4	1.47% ÷ 12	0.90% ÷ 4	0.90% ÷ 12
70 – 74	0.85% ÷ 4	0.87% ÷ 12	0.50% ÷ 4	0.51% ÷ 12
75 – 80	0.60% ÷ 4	0.60% ÷ 12	0.35% ÷ 4	0.36% ÷ 12

You pay the applicable annual percentage of the GWB each calendar quarter.  For Contracts purchased in Washington State, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection.  Similarly, the charge is prorated upon termination of the endorsement.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when you elect a step-up, (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 34.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 29.  Also see “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 25 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector With Joint Option”) Charge.  The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the youngest Covered Life's age when the endorsement is added to the Contract.  For more information about the GWB and for information on who is a Covered Life under this form of GMWB, please see “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 35.  The charge varies by age group (see table below), and both Covered Lives must be within the eligible age range.

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages 45 – 49	1.00% ÷ 4	1.02% ÷ 12	0.55% ÷ 4	0.57% ÷ 12
50 – 54	1.00% ÷ 4	1.02% ÷ 12	0.55% ÷ 4	0.57% ÷ 12
55 – 59	1.35% ÷ 4	1.35% ÷ 12	0.80% ÷ 4	0.81% ÷ 12
60 – 64	1.45% ÷ 4	1.47% ÷ 12	0.90% ÷ 4	0.90% ÷ 12
65 – 69	1.60% ÷ 4	1.62% ÷ 12	1.05% ÷ 4	1.05% ÷ 12
70 – 74	1.00% ÷ 4	1.02% ÷ 12	0.65% ÷ 4	0.66% ÷ 12
75 – 80	0.75% ÷ 4	0.75% ÷ 12	0.50% ÷ 4	0.51% ÷ 12

You pay the applicable annual percentage of the GWB each calendar quarter.  For Contracts purchased in Washington State, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are also pro rata, deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date to the end of the first quarter or first month after selection.  Similarly, the charge is prorated upon termination of the endorsement.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 40.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 35.  Also see “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 25 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Death Benefit Charges.  There is no additional charge for the Contract's basic death benefit.  However, for an additional charge, you may select one of the Contract's available optional death benefits in place of the basic death benefit.  Please ask your agent whether there are variations on these benefits in your state or contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

If you select the Return of Premium Death Benefit, you will pay 0.20%, subject to a maximum of 0.55% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

If you select the Highest Anniversary Value Death Benefit, you will pay 0.35%, subject to a maximum of 0.55% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

We stop deducting either of these charges on the date you annuitize.

Commutation Fee. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the period for which payments are guaranteed to be made under income option 3 your Beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:

●
(a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

●
(b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).

Other Expenses.  We pay the operating expenses of the Separate Account, including those not covered by the mortality and expense and administrative charges.  There are deductions from and expenses paid out of the assets of the Funds.  These expenses are described in the attached prospectus for the JNL Series Trust.  For more information, please see the “Fund Operating Expenses” table beginning on page 8.

Premium Taxes.  Some states and other governmental entities charge premium taxes or other similar taxes.  We pay these taxes and may make a deduction from your Contract Values for them.  Premium taxes generally range from 0% to 3.5% (the amount of state premium tax, if any, will vary from state to state).

Income Taxes.  We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of the Separate Account, or to a particular Investment Division.  No federal income taxes are applicable under present law and we are not presently making any such deduction.

DISTRIBUTION OF CONTRACTS

Jackson National Life Distributors LLC (“JNLD” or “Distributor” ), located at 7601 Technology Way, Denver, Colorado 80237, serves as the distributor of the Contracts.  JNLD is a wholly owned subsidiary of Jackson National Life Insurance Company.   JNLD is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”).  JNLD is not a member of the Securities Investor Protection Corporation (“SIPC”).

Commissions are paid to broker-dealers who sell the Contracts.  While commissions may vary, they are not expected to exceed 8% of any premium payment.  Where lower commissions are paid up front, we may also pay trail commissions.  We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years.

Under certain circumstances, JNLD out of their own resources may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions.  These payments and/or reimbursements to broker-dealers are in recognition of their marketing and distribution and/or administrative services support.  They may not be offered to all broker-dealers, and the terms of any particular agreement may vary widely among broker-dealers depending on, among other things, the level and type of marketing and distribution support provided, assets under management, and the volume and size of the sales of our insurance products.  They may provide us greater access to the registered representatives of the broker-dealers receiving such compensation or may otherwise influence the broker-dealer and/or registered representative to present the Contracts more favorably than other investment alternatives.  Such compensation is subject to applicable state insurance law and regulation and the NASD rules of conduct.  While such compensation may be significant, it will not cause any additional direct charge by us to you.

The two primary forms of such compensation paid by JNLD are overrides and marketing support payments.  Overrides are payments that are designed as consideration for product placement, assets under management and sales volume.  Overrides are generally based on a fixed percentage of product sales and generally range from 10 to 50 basis points (0.10% to 0.50%).  Marketing support payments may be in the form of cash and/or non-cash compensation and allow us to, among other things, participate in sales conferences , sponsorships and educational seminars.  Examples of such payments include, but are not limited to, reimbursements for representative training or “due diligence” meetings (including travel and lodging expenses), client events, speaker fees and business development and educational enhancement items, including payments to third party vendors for such items.  Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience.  Subject to NASD rules of conduct, we may also provide cash and/or non-cash compensation to registered representatives in the form of gifts, promotional items and occasional meals and entertainment.   Individual registered representatives may receive differing levels of sales and service support.

Below is an alphabetical listing of the 20 broker-dealers that received the largest amounts of marketing and distribution and/or administrative support in 2011 from the Distributor in relation to the sale of our variable insurance products:

Commonwealth Financial Network
ING Financial Partners Inc
INVEST Financial Corporation
Investment Centers of America
Lincoln Financial Advisors
LPL Financial Corporation
Merrill Lynch
MML Investors Services Inc
Morgan Keegan
National Planning Corporation
NEXT Financial Group, Inc.
Raymond James
RBC Capital Markets Corp
Securities America
Signator Investors, Inc
SII Investments
Stifel Nicolaus & Company
UBS Financial Services Inc
Wells Fargo Advisors
Woodbury Financial Services Inc

Please see Appendix C for a complete list of broker-dealers that received amounts of marketing and distribution and/or administrative support in 2011 from the Distributor in relation to the sale of our variable insurance products.  While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed.

We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus.  Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law.  We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges.  Besides Jackson National Life Distributors LLC, we are affiliated with the following broker-dealers:

●	National Planning Corporation
●	SII Investments, Inc.
●	IFC Holdings, Inc. d/b/a Invest Financial Corporation
●	Investment Centers of America, Inc.
●	Curian Clearing LLC

The Distributor also has the following relationships with the sub-advisers and their affiliates.  The Distributor receives payments from certain sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate.  The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation.  Our affiliated broker-dealers may also sell the retail mutual funds of certain sub-advisers.  In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the “Other Contracts”) issued by Jackson National Life Insurance Company and its subsidiary, Jackson National Life Insurance Company of New York.  The compensation consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

All of the compensation described here, and other compensation or benefits provided by Jackson or our affiliates, may be greater or less than the total compensation on similar or other products.  The amount and/or structure of the compensation can possibly create a potential conflict of interest as it may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives.  The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer.  You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the Contract.

PURCHASES

Effective April 6, 2009, this Curiangard Simplified Retirement Annuity is no longer available for purchase.

Minimum Initial Premium:

●	$50,000 under most circumstances

Minimum Additional Premiums:

●	$500 for a qualified or non-qualified plan; however, additional premiums will not be accepted beyond the sixth Contract Month.

As a result of the six Contract Month limit on subsequent premiums, you may have to buy additional Contracts to meet your total annuity coverage goal.  Multiple Contracts may result in higher charges and total expenses.  However, we reserve the right to limit the number of Contracts that you may purchase.  We also reserve the right to refuse any premium payment.

The minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce Contract Values below the minimum initial purchase amounts, as long as the amount left in the account is sufficient to pay any remaining withdrawal charge.  There is a $100 minimum balance requirement for each Investment Division and Fixed Account.  We reserve the right to restrict availability or impose restrictions on the Fixed Account.

Maximum Premiums:

●	The maximum total of all premiums you may make without our prior approval is $1 million.

The payment of subsequent premiums within the limited period of the first six Contract Months, relative to market conditions at the time the payments are made, may or may not contribute to the various benefits under your Contract, including the optional enhanced death benefits or any GMWBs.

Allocations of Premium. You may allocate your premiums to one or more of the Investment Divisions and Fixed Account.  Each allocation must be a whole percentage between 0% and 100%.  The minimum amount you may allocate to the Investment Division or a Fixed Account is $100.  We will allocate any additional premiums you pay in the same way unless you instruct us otherwise.  These allocations will be subject to our minimum allocation rules.

We will issue your Contract and allocate your first premium within two business days (days when the New York Stock Exchange is open) after we receive your first premium and all information that we require for the purchase of a Contract.  If we do not receive all of the information that we require, we will contact you to get the necessary information.  If for some reason we are unable to complete this process within five business days, we will return your money.

Each business day ends when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

Capital Protection Program. If you select our Capital Protection Program at issue, we will allocate enough of your premium to the Fixed Account you select to assure that the amount so allocated will equal, at the end of a selected period of 1, 3, 5, or 7 years, your total original premium paid.  You may allocate the rest of your premium to any Investment Division(s).  If any part of the Fixed Account value is surrendered or transferred before the end of the selected guaranteed period, the value at the end of that period will not equal the original premium.  This program is available only if Fixed Account options are available.  There is no charge for the Capital Protection Program.  You should consult your Jackson representative with respect to the current availability of Fixed Account options, their limitations, and the availability of the Capital Protection Program.

For an example of capital protection, assume you made a premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3% per year.  We would allocate $9,152 to that guarantee period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken.  The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

Alternatively, assume Jackson receives a premium payment of $10,000 when the interest rate for the 7-year period is 6.75% per year.  Jackson will allocate $6,331 to that guarantee period because $6,331 will increase at that interest rate to $10,000 after 7 years.  The remaining $3,669 of the payment will be allocated to the Investment Division(s) you selected.

Thus, as these examples demonstrate, the shorter guarantee periods require allocation of substantially all your premium to achieve the intended result.  In each case, the results will depend on the interest rate declared for the guarantee period.

Accumulation Units.  Your Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select.  In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an “Accumulation Unit.”  During the income phase we use a measure called an “Annuity Unit.”

Every business day, we determine the value of an Accumulation Unit for each of the Investment Divisions by:

●	determining the total amount of assets held in the particular Investment Division;
●	subtracting any asset-based charges and taxes chargeable under the Contract; and
●	dividing this amount by the number of outstanding Accumulation Units.

Charges deducted through the cancellation of units are not reflected in this computation.

The value of an Accumulation Unit may go up or down from day to day.  The base Contract has a different Accumulation Unit value than each combination of optional endorsements an Owner may elect, based on the differing amount of charges applied in calculating that Accumulation Unit value.

When you make a premium payment, we credit your Contract with Accumulation Units.  The number of Accumulation Units we credit is determined at the close of that business day by dividing the amount of the premium allocated to any Investment Division by the value of the Accumulation Unit for that Investment Division that reflects the combination of optional endorsements you have elected and their respective charges.

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between an Investment Division and the Fixed Account must occur prior to the Income Date.  Transfers from the Fixed Account will be subject to any applicable Excess Interest Adjustment.  There may be periods when we do not offer the Fixed Account, or when we impose special transfer requirements on the Fixed Account.  If a renewal occurs within one year of the Income Date, we will continue to credit interest up to the Income Date at the then Current Interest Rate for the applicable Fixed Account Option.  You can make 15 transfers every Contract Year during the accumulation phase without charge.

A transfer will be effective as of the end of the business day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

Restrictions on Transfers: Market Timing.  The Contract is not designed for frequent transfers by anyone.  Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs.  Frequent transfers may also dilute the value of shares of an underlying Fund.  Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing.  Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract.  To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

Under these policies and procedures, there is a $25 charge per transfer after 15 in a Contract Year, and no round trip transfers are allowed within 15 calendar days.  Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

●	limiting the number of transfers over a period of time;
●	requiring a minimum time period between each transfer;
●	limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or
●	limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request, and to restrict you from making transfers on consecutive business days.  In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size.  We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary.  If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer.  We will notify you and your representative in writing within five days of placing the Contract on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption.  We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our policies and procedures do not apply to the Fixed Account, Dollar Cost Averaging, Earnings Sweep or the Automatic Rebalancing program.  We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship.  These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application.  Please contact our Annuity Service Center if you believe your transfer request entails a financial emergency.

Otherwise, we do not exempt any person or class of persons from our policies and procedures.  We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract.  We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time.  If these policies and procedures are ineffective, the adverse consequences described above could occur.  We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

TELEPHONE AND INTERNET TRANSACTIONS

The Basics. You can request certain transactions by telephone or at www.jackson.com, our Internet website, subject to our right to terminate electronic or telephonic transfer privileges described above.  Our Annuity Service Center representatives are available during business hours to provide you with information about your account.  We require that you provide proper identification before performing transactions over the telephone or through our Internet website.  For Internet transactions, this will include a Personal Identification Number (PIN).  You may establish or change your PIN at www.jackson.com.

What You Can Do and How. You may make transfers by telephone or through the Internet unless you elect not to have this privilege.  Any authorization you provide to us in an application, at our website, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary.  To notify us, please call us at the Annuity Service Center.  Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement.

What You Can Do and When. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's Accumulation Unit value for an Investment Division.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you.  If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day.  Otherwise the instructions will be carried out the next business day.  We will retain permanent records of all web-based transactions by confirmation number.  If you do not receive an electronic acknowledgement, you should telephone our Annuity Service Center immediately.

How to Cancel a Transaction. You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Annuity Service Center before the New York Stock Exchange closes.  Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

Our Procedures. Our procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine.  Our procedures include requesting identifying information and tape-recording telephone communications and other specific details.  We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize.  However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times.  We also reserve the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege.  Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

●	by making either a partial or complete withdrawal,
●	by electing the Systematic Withdrawal Program,
●	by electing a Guaranteed Minimum Withdrawal Benefit (“GMWB”), or
●	by electing to receive income payments.

Your Beneficiary can have access to the money in your Contract when a death benefit is paid.

Except in connection with certain withdrawals associated with a GMWB or withdrawals made to satisfy minimum distribution requirements of the Internal Revenue Code, a withdrawal before the end of the sixth Contract month will affect the Aggregate Premium as re-determined at the end of the sixth Contract Month, and may result in a higher Mortality and Expense Risk Charge, depending on the amount of the newly determined Aggregate Premium and where it falls within the breakpoint schedule (please see “Mortality and Expense Risk Charge” beginning on page 13 for more information).  At the end of the sixth Contract Month, the Aggregate Premium is re-determined to equal:

●	The actual Premium paid to date;
●	Less total partial withdrawals to date unless one of the two following conditions apply:
1.
Total partial withdrawals are less than the maximum annual withdrawal permitted in accordance with the GMWB, if applicable.  The following rules apply in determining the amount of total partial withdrawals:

		a.	Partial Withdrawals are assumed to be the total amount withdrawn from the Contract, including any Withdrawal Charges and Excess Interest Adjustments; and
b.
All withdrawals including systematic withdrawals, required minimum distributions prior to the Income Date, withdrawals of asset allocation and advisory fees, and free withdrawals are counted toward the total amount withdrawn.

Or
2.
All partial withdrawals taken during the first six Contract Months are made to satisfy required minimum distributions under the Internal Revenue Code for each applicable calendar year spanned by the six Contract Month period.

Withdrawals under the Contract may also be subject to a withdrawal charge.  For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium.  When you make a complete withdrawal you will receive the value of your Contract as of the end of the business day your request is received by us in Good Order, minus any applicable taxes, the annual contract maintenance charge, charges due under any optional endorsement and all applicable withdrawal charges, adjusted for any applicable Excess Interest Adjustment.  For more information about withdrawal charges, please see “Withdrawal Charge” beginning on page 14.

Your withdrawal request must be in writing.  We will accept withdrawal requests submitted via facsimile.  There are risks associated with not requiring original signatures in order to disburse the money.  To minimize the risks, the proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing with an original signature of any address change.  We do not assume responsibility for improper disbursements if you have failed to provide us with the current address to which the proceeds should be sent.

Except in connection with the Systematic Withdrawal Program, you must withdraw at least $500 or, if less, the entire amount in the Fixed Account or Investment Division from which you are making the withdrawal.  If you are not specific, your withdrawal will be taken from your allocations to the Investment Divisions and Fixed Account based on the proportion their respective values bear to the Contract Value.  With the Systematic Withdrawal Program, you may withdraw a specified dollar amount (of at least $50 per withdrawal) or a specified percentage.  After your withdrawal, at least $100 must remain in each Fixed Account or Investment Division from which the withdrawal was taken.  A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal.

If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal.  There are conditions and limitations, so please contact our Annuity Service Center for more information.  Our contact information is on the cover page of this prospectus.  We neither endorse any investment advisers, nor make any representations as to their qualifications.  The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.  There are limitations on withdrawals from qualified plans.  For more information, please see “TAXES” beginning on page 45.

Waiver of Withdrawal Charges for Certain Emergencies. We will waive the withdrawal charge (withdrawals from the Investment Divisions and the Fixed Account), but not any Excess Interest Adjustment that would otherwise apply in certain circumstances by providing you, at no charge, the following:

●
Terminal Illness Benefit, under which we will waive any withdrawal charges on amounts of up to $250,000 of your Contract Value from the Investment Divisions and Fixed Account that you withdraw after providing us with a physician's statement that you have been diagnosed with an illness that will result in your death within 12 months;

●
Specified Conditions Benefit, under which you may make a one-time withdrawal of up to 25% (for joint Owners, this benefit applies to each of them for 12 1/2%) of your Contract Value from the Investment Divisions and Fixed Account with no withdrawal charge after having provided us with a physician's statement that you have been diagnosed with one of the following conditions:

	○	Heart attack
	○	Stroke
	○	Coronary artery surgery
	○	Life-threatening cancer
	○	Renal failure or
	○	Alzheimer's disease; and
●
Extended Care Benefit, under which we will waive any withdrawal charges on amounts of up to $250,000 of your Contract Value from the Investment Divisions and Fixed Account that you withdraw after providing us with a physician's statement that you have been confined to a nursing home or hospital for 90 consecutive days, beginning at least 30 days after your Contract was issued.

You may exercise these benefits once under your Contract.

Guaranteed Minimum Withdrawal Benefit General Considerations.  Most people who are managing their investments to provide retirement income want to provide themselves with sufficient lifetime income and also to provide for an inheritance for their Beneficiaries.  The main obstacles they face in meeting these goals are the uncertainties as to (i) how much income their investments will produce, and (ii) how long they will live and will need to draw income from their investments.  A Guaranteed Minimum Withdrawal Benefit (GMWB) is designed to help reduce these uncertainties.

A GMWB is intended to address those concerns but does not provide any guarantee the income will be sufficient to cover any individual's particular needs.  Moreover, the GMWB does not assure that you will receive any return on your investments.  The GMWB also does not protect against loss of purchasing power of assets covered by a GMWB due to inflation.  Even relatively low levels of inflation may have a significant effect on purchasing power if not offset by stronger positive investment returns.  The step-up feature on certain of the GMWBs may provide protection against inflation when there are strong investment returns that coincide with the availability of effecting a step-up.

Payments under the GMWB will first be made from your Contract Value.  Our obligations to pay you more than your Contract Value will only arise under limited circumstances.  Thus, in considering the election of any GMWB you need to consider whether the value to you of the level of protection that is provided by a GMWB and its costs, which reduce Contract Value and offset our risks, are consistent with your level of concern and the minimum level of assets that you want to be sure are guaranteed.

The 5% For Life GMWB with the Joint Option is available only to spouses and differs from the 5% For Life GMWB without the Joint Option (which is available to spouses and unrelated parties) and enjoys the following advantages:

●
If the Contract Value falls to zero, benefit payments under the endorsement will continue until the death of the last surviving Covered Life if the For Life Guarantee is effective.  (For more information about the For Life Guarantee and for information on who is a Covered Life under this form of GMWB, please see the “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 35.)

●
If an Owner dies before the automatic payment of benefits begins, the surviving Covered Life may continue the Contract and the For Life Guarantee is not automatically terminated (as it is on the 5% For Life GMWB without the Joint Option).

The 5% For Life GMWB with Joint Option has a higher charge than the 5% For Life GMWB without the Joint Option.

Guaranteed Minimum Withdrawal Benefit Important Special Considerations.  Each of the GMWBs provides that the GMWB and all benefits thereunder will terminate on the Income Date, which is the date when annuity payments begin.  The Income Date is either a date that you choose or the Latest Income Date.  The Latest Income Date is generally the date on which the Owner attains age 90 under a Non-Qualified Contract, unless otherwise approved by the Company, or such earlier date as required by the applicable qualified plan, law or regulation.

Before (1) electing a GMWB, (2) electing to annuitize your Contract after having purchased a GMWB, or (3) when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB, you should consider whether the termination of all benefits under the GMWB and annuitizing produces the better financial results for you.  Naturally, you should discuss with your Jackson representative whether a GMWB is even suitable for you.  Consultation with your financial and tax advisor is also recommended.

These considerations are of greater significance if you are thinking about electing or have elected a GMWB For Life, as the For Life payments will cease when you annuitize voluntarily or on the Latest Income Date.  Although each of the For Life GMWBs contain an annuitization option that may allow the equivalent of For Life payments when you annuitize on the Latest Income Date, all benefits under a GMWB For Life (and under the other GMWBs) will terminate when you annuitize.  To the extent that we can extend the Latest Income Date without adverse tax consequences to you, we will do so, as permitted by the applicable qualified plan, law, or regulation.  After you have consulted your financial and tax advisors you will need to contact us to request an extension of the Latest Income Date.  Please also see “Extension of Latest Income Date” beginning on page 47 for further information regarding possible adverse tax consequences of extending the Latest Income Date.

In addition, with regard to required minimum distributions (RMDs) under an IRA only, it is important to consult your financial and tax advisor to determine whether the benefits of a particular GMWB will satisfy your RMD requirements.  With regard to other qualified plans, you must determine what your qualified plan permits.  Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire.  You do not necessarily have to annuitize your Contract to meet the minimum distribution.

Finally, please note that withdrawals in excess of certain limits may have a significantly negative impact on the value of your GMWB through prematurely reducing the benefit's Guaranteed Withdrawal Balance (GWB) and Guaranteed Annual Withdrawal Amount (GAWA) and, therefore, cause your GMWB to prematurely terminate.  Please see the explanations of withdrawals under each of the following GMWB descriptions for more information concerning the effect of excess withdrawals.

5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”). The following description is supplemented by the examples in Appendix B that may assist you in understanding how calculations are made in certain circumstances.

PLEASE NOTE:  EFFECTIVE MAY 1, 2011, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value.  The 5% GMWB With Annual Step-Up is not available on a Contract that already has a GMWB (one GMWB only per Contract).  We may further limit the availability of this optional endorsement.  Once selected, the 5% GMWB With Annual Step-Up cannot be canceled.  If you select the 5% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB.  The 5% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order.  If you select the 5% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value on the date the endorsement is added to the Contract.  The GWB can never be more than $5 million (including upon “step-up”), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below).  Upon selection, the GAWA is equal to 5% of the GWB.  The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%.  However, withdrawals are not cumulative.  If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year.  If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA will likely be reduced The GAWA can be divided up and taken on a payment schedule that you request.  You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.  For certain tax-qualified Contracts, the 5% GMWB With Annual Step-Up allows for withdrawals greater than GAWA to meet the required minimum distribution (RMD) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees.  Examples 3, 4, 5 and 7 in Appendix B supplement this description.

Premiums are accepted during the first six Contract Months only; however, any time a subsequent premium payment is made, we recalculate the GWB and the GAWA.  Each time you make a premium payment, the GWB is increased by the amount of the net premium payment.  Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached.  We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  See Example 2b in Appendix B to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future.  In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s), likely reducing the GAWA, too.  Recalculation of the GWB and GAWA may result in reducing or extending the payout period.  Examples 3, 4, 5, and 7 in Appendix B illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees.  Examples 3, 4, 5, and 7 in Appendix B supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “Required Minimum Distribution Calculations” below for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA or RMD, as applicable, the GWB is equal to the greater of:

•	the GWB prior to the partial withdrawal less the partial withdrawal; or
•	zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:

●	the GAWA prior to the partial withdrawal; or
●	the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007, the GWB is equal to the greater of:

●
the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

●	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007, the GAWA is equal to the lesser of:

●	the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or
●	the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	the total amount of the current partial withdrawal, or
●	the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007, the GWB is equal to the lesser of:

•	the Contract Value after the partial withdrawal; or
•	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal, or
•	the GWB after the partial withdrawal, or
•	5% of the Contract Value after the partial withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix B).   For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges and Excess Interest Adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements.  They are subject to the same restrictions and processing rules as described in the Contract.  Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 45.

Required Minimum Distribution Calculations.  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis.  But with the 5% GMWB With Annual Step-Up, GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 201 3 Contract Year (ending June 30) is $10.  The RMD requirements for calendar years 201 2 and 201 3 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 201 2 and $8 in each of the two halves of calendar year 201 3 , then at the time the withdrawal in the first half of calendar year 201 3 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 201 3 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 194 2 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 201 2 RMD) until March 30, 201 3 , he may still take the 201 3 RMD before the next Contract Year begins, June 30, 201 3 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 201 3 RMD) after June 30, 201 3 , he should wait until the next Contract Year begins (that is after June 30, 201 4 ) to take his third RMD (the 201 4 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 3, 4, 5 and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 5% GMWB With Annual Step-Up ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-Ups. Step-ups with the 5% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the greater of 5% of the new GWB or GAWA before step-up.  Step-ups occur automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups.  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.  The request will be processed and effective on the day we receive the request in Good Order.  Before deciding to “step-up,” please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation.  If you die before annuitizing a Contract with the 5% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero.  Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner.  If the spouse continues the Contract and the 5% GMWB With Annual Step-Up endorsement already applies to the Contract, the 5% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  Step-ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date.  Upon spousal continuation of a Contract without the 5% GMWB With Annual Step-Up, if the 5% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination.  The 5% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly statement charge on the date you annuitize or surrender the Contract.  In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB With Annual Step-Up.  The 5% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract) or upon the first date both the GWB and Contract Value equal zero – whichever occurs first.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.  The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and all optional endorsements are terminated without value.  Upon your death as the Owner, your Beneficiary will receive the scheduled payments.  No other death benefit will be paid.

Annuitization.  If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 25 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  The purchase of the 5% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB With Annual Step-Up.

5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector”).The following description of this GMWB is supplemented by the examples in Appendix B, particularly examples 6 and 7 for the Step-Ups and examples 8 and 9 for the For Life guarantees.

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;
The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There is also another GMWB option for joint Owners that are spouses, as described below.
For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday).  If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.
Or
●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.
Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract).  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.   In certain circumstances, we may permit the elimination of a joint Owner in the event of a divorce.   Otherwise, ownership changes are not allowed.  Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value.
The GAWA equals 5% of the GWB.

PLEASE NOTE:  At the time the for life guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value on the date the endorsement is added to the Contract.  The GWB can never be more than $5 million (including upon Step-up), and the GWB is reduced by each withdrawal.

Withdrawals.  Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The two tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

Required Minimum Distribution Calculations.  For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 3, 4 and 7 in Appendix B supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the	The GWB is recalculated, equaling the greater of:
current Contract Year, is less than or equal to the greater of	●	The GWB before the withdrawal less the withdrawal; Or
the GAWA or RMD, as applicable –	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 3 in Appendix B).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the	The GWB is recalculated, equaling the lesser of:
current Contract Year, exceeds the greater of the GAWA	●	Contract Value after the withdrawal; Or
or RMD, as applicable –	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	5% of the Contract Value after the withdrawal; Or
	●	The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Excess Interest Adjustment.  For more information, please see “THE FIXED ACCOUNT” beginning on page 10.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 45.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 201 3 Contract Year (ending June 30) is $10.  The RMDs for calendar years 201 2 and 201 3 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 201 2 and $8 in each of the two halves of calendar year 201 3 , then at the time the withdrawal in the first half of calendar year 201 3 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 201 3 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 194 2 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 201 2 RMD) until March 30, 201 3 , he may still take the 201 3 RMD before the next Contract Year begins, June 30, 201 3 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 201 3 RMD) after June 30, 201 3 , he should wait until the next Contract Year begins (that is after June 30, 201 4 ) to take his third RMD (the 201 4 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 3, 4, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

Premiums are accepted during the first six Contract Months only; however, with each subsequent	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
premium payment on the Contract –	The GAWA is also recalculated, increasing by:
	●	5% of the premium net of any applicable premium taxes; Or
	●	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 2b in Appendix B to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	5% of the new GWB; Or
	●	The GAWA before the Step-Up.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date.  Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  All optional endorsements terminate without value.  And no other death benefit is payable.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
●	Continue the Contract without this GMWB (GMWB is terminated).
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 44.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 25 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector With Joint Option”).  The description of this GMWB is supplemented by the examples in Appendix B, particularly examples 6 and 7 for the Step-Ups and example 9 for the For Life Guarantee.

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB is available for both non-qualified and tax-qualified Contracts.  For non-qualified Contracts, there must be joint Owners and the joint Owners are required to be spouses (as defined under the Internal Revenue Code).  Each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

In certain circumstances we may permit the elimination of a joint Owner Covered Life or primary spousal Beneficiary Covered Life in the event of divorce.  In such cases, new Covered Lives may not be named.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday.  If the youngest Covered Life is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range).  If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the Contract Value will be adjusted by the difference between the charges actually paid and the charges that would have been paid assuming the correct age.  Future GMWB charges will be based on the correct age.  If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and it cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract).  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is the maximum of the Guaranteed Annual Withdrawal Amount (GAWA) or the required minimum distribution.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value.
The GAWA equals 5% of the GWB.

PLEASE NOTE:  At the time the for life guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value on the date the endorsement is added to the Contract.  The GWB can never be more than $5 million (including upon Step-up), and the GWB is reduced by each withdrawal.

Withdrawals.  Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The two tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)   In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

Required Minimum Distribution Calculations.  For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 3, 4 and 7 in Appendix B supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current	The GWB is recalculated, equaling the greater of:
Contract Year, is less than or equal to the greater of	●	The GWB before the withdrawal less the withdrawal; Or
the GAWA or RMD, as applicable –	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 3 in Appendix B).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value.  The GAWA is also likely to be reduced.Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current	The GWB is recalculated, equaling the lesser of:
Contract Year, exceeds the greater of the GAWA or RMD,	●	Contract Value after the withdrawal; Or
as applicable –	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	5% of the Contract Value after the withdrawal; Or
	●	The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Excess Interest Adjustment.  For more information, please see “THE FIXED ACCOUNT” beginning on page 10.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 45.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 201 3 Contract Year (ending June 30) is $10.  The RMDs for calendar years 201 2 and 201 3 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 201 2 and $8 in each of the two halves of calendar year 201 3 , then at the time the withdrawal in the first half of calendar year 201 3 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 201 3 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 194 2 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 201 2 RMD) until March 30, 201 3 , he may still take the 201 3 RMD before the next Contract Year begins, June 30, 201 3 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 201 3 RMD) after June 30, 201 3 , he should wait until the next Contract Year begins (that is after June 30, 201 4 ) to take his third RMD (the 201 4 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 3, 4, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

Premiums are accepted during the first six Contract	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
Months only; however, with each subsequent premium payment on the Contract –	The GAWA is also recalculated, increasing by:
	●	5% of the premium net of any applicable premium taxes; Or
	●	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 2b in Appendix B to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	5% of the new GWB; Or
	●	The GAWA before the Step-Up.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date.  Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force and before the Income Date, this GMWB terminates without value unless continued by the spouse.  Please see the information beginning on page 35 regarding the required ownership and Beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint 5% For Life GMWB With Annual Step-Up benefit.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  All optional endorsements terminate without value.  And no other death benefit is payable.

Spousal Continuation.  In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as the Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○
If the surviving spouse is a Covered Life and the For Life Guarantee is already in effect, then the For Life Guarantee remains effective on and after the Continuation Date.  If the For Life Guarantee is not already in effect and the surviving spouse is a Covered Life, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest original Covered Life's 65th birthday, and the above rules for the For Life Guarantee apply.  The effective date of the For Life Guarantee will be set on the effective date of the endorsement.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

○
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

	○	Step-Ups will continue automatically or as permitted in accordance with the above rules for Step-Ups.
	○	Contract Anniversaries will continue to be based on the original Contract's Issue Date.
	○	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.
●
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

●
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 44.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●
The date of death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract, unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 25 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Systematic Withdrawal Program.  You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase.  You may withdraw a specified dollar amount (of at least $50 per withdrawal), a specified percentage or earnings.  Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis.  If you have arranged for systematic withdrawals, schedule any planned Step-Up under a GMWB to occur prior to the withdrawal.  Example 7 in Appendix B illustrates the consequences of a withdrawal preceding a Step-Up.  There is no charge for the Systematic Withdrawal Program; however, you will have to pay taxes on the money you receive.  You may also be subject to a withdrawal charge and an Excess Interest Adjustment.

Suspension of Withdrawals or Transfers.  We may be required to suspend or delay withdrawals or transfers to or from an Investment Division when:

●	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
●	under applicable SEC rules, trading on the New York Stock Exchange is restricted;
●	under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or
●	the SEC, by order, may permit for the protection of Contract Owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for up to six months or the period permitted by law.

INCOME PAYMENTS (THE INCOME PHASE)

The income phase of your Contract occurs when you begin receiving regular income payments from us.  The Income Date is the day those payments begin.  Once income payments begin, the Contract cannot be returned to the accumulation phase.  You can choose the Income Date and an income option.  All of the Contract Value must be annuitized.  The income options are described below.

If you do not choose an income option, we will assume that you selected option 3, which provides a life annuity with 120 months of guaranteed payments.

You can change the Income Date or income option at least seven days before the Income Date, but changes to the Income Date may only be to a later date.  You must give us written notice at least seven days before the scheduled Income Date.  Income payments must begin by your 90th birthday under a non-qualified Contract, unless otherwise approved by the Company, or by such earlier date as required by the applicable qualified plan, law or regulation.  However, if you have not yet attained or passed age 90, you may elect to change your Income Date to the Contract Anniversary on or next following your 95th birthday.  Additionally, if you already attained or passed age 90 as of April 6, 2009 and have not yet started receiving income payments, you may elect to change your Income Date to the Contract Anniversary on or next following your 100th birthday.

Under a traditional Individual Retirement Annuity, required minimum distributions must begin in the calendar year in which you attain age 70 1/2 (or such other age as required by law).  Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire.  You do not necessarily have to annuitize your Contract to meet the minimum distribution requirements for Individual Retirement Annuities, qualified plans, and Tax-Sheltered Annuities.  Distributions from Roth IRAs are not required prior to your death.

At the Income Date, you can choose to receive fixed payments or variable payments based on the Investment Divisions.  Unless you tell us otherwise, your income payments will be based on the fixed and variable options that were in place on the Income Date.

You can choose to have income payments made monthly, quarterly, semi-annually or annually.  Or you can choose a single lump sum payment.  If you have less than $5,000 to apply toward an income option and state law permits, we may provide your payment in a single lump sum, part of which may be taxable as Federal Income.  Likewise, if your first income payment would be less than $50 and state law permits, we may set the frequency of payments so that the first payment would be at least $50.

Variable Income Payments.  If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

●	the amount of your Contract Value you allocate to the Investment Division(s) on the Income Date;
●	the amount of any applicable premium taxes or withdrawal charges and any Excess Interest Adjustment deducted from your Contract Value on the Income Date;
●	which income option you select; and
●
the investment factors listed in your Contract that translate the amount of your Contract Value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of Annuity Units of the Investment Division(s) you select credited to your Contract.

The investment factors in your Contract are calculated based upon a variety of factors, including an assumed investment rate of 3%.  State variations may apply.

If the actual net investment rate experienced by an Investment Division exceeds the assumed net investment rate, variable annuity payments will increase over time.  Conversely, if the actual net investment rate is less than the assumed net investment rate, variable annuity payments will decrease over time.  If the actual net investment rate equals the assumed net investment rate, the variable annuity payments will remain constant.

We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select.  If that performance (measured by changes in the value of Annuity Units) exceeds the assumed investment rate, then your income payments will increase; if that performance is less than the assumed investment rate, then your income payments will decrease.  Neither expenses actually incurred (other than taxes on investment return), nor mortality actually experienced, will adversely affect the dollar amount of subsequent income payments.

Income Options.  The Annuitant is the person whose life we look to when we make income payments (each description assumes that you are the Owner and Annuitant).  The following income options may not be available in all states.

Option 1 - Life Income.  This income option provides monthly payments for your life.  No further payments are payable after your death.

Option 2 - Joint and Survivor.  This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.  Upon the death of either person, the monthly payments will continue during the lifetime of the survivor.  No further payments are payable after the death of the survivor.

Option 3 - Life Annuity With at Least 120 or 240 Monthly Payments.  This income option provides monthly payments for the Annuitant's life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the Annuitant dies before the end of the selected period.  If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

Option 4 - Income for a Specified Period.  This income option provides monthly payments for any number of years from 5 to 30.  If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

Additional Options - We may make other income options available.

No withdrawals are permitted during the income phase under an income option that is life contingent.

DEATH BENEFIT

The Contract has a death benefit, namely the basic death benefit, which is payable during the accumulation phase.  Instead you may choose an optional death benefit for an additional charge, availability of which may vary by state.  For more information about the availability of an optional death benefit in your state, please see the application, check with the registered representative helping you to purchase the Contract or contact us at our Annuity Service Center.  Our contact information is on the first page of this prospectus.  The optional death benefits are only available upon application, and once chosen, cannot be canceled.  The effects of any GMWB on the amount payable to your Beneficiaries upon your death should be considered in selecting the death benefits in combination with a GMWB.  Except as provided in certain of the GMWB endorsements, no death benefit will be paid upon your death in the event the Contract Value falls to zero.

The death benefit paid to your Beneficiary upon your death is calculated as of the date we receive all required documentation in Good Order which includes, but is not limited to, due proof of death and a completed claim form from the Beneficiary of record (if there are multiple Beneficiaries, we will calculate the death benefit when we receive this documentation from the first Beneficiary).  Payment will include interest to the extent required by law.  The death benefit paid will be the basic death benefit unless you have selected one of the other death benefit endorsements.  If you have a guaranteed minimum death benefit, the amount by which the guaranteed minimum death benefit exceeds the account value will be put into your account as of the date we receive all required documentation from the Beneficiary of record and will be allocated among the Investment Divisions and Fixed Account according to the current allocation instructions on file for your account as of that date.  Each Beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Home Office in Lansing, Michigan.

Basic Death Benefit.  If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive a death benefit.  If you have a joint Owner, the death benefit will be paid when the first joint Owner dies.  The surviving joint Owner will be treated as the Beneficiary.  Any other Beneficiary designated will be treated as a contingent Beneficiary.  Only a spousal Beneficiary has the right to continue the Contract in force upon your death.

The death benefit equals the Contract Value on the date we receive all required documentation from your Beneficiary.

Optional Death Benefits.  Optional death benefits are available that are designed to protect your Contract Value from potentially poor investment performance and the impact that poor investment performance could have on the amount of the basic death benefit.  Because there is an additional annual charge for each of these optional death benefits, and because you cannot change your selection, please be sure that you have read about and understand the Contract's basic death benefit before selecting an optional death benefit.  Optional death benefits are available if you are 79 years of age or younger on the Contract's Issue Date.  However, the older you are when your Contract is issued, the less advantageous it would be for you to select an optional death benefit.  These optional death benefits are subject to our administrative rules to assure appropriate use, which administrative rules may be changed, as necessary.

Depending on when and in what state you apply for the Contract: the availability of an optional death benefit may be different and how an optional death benefit is calculated varies – all as noted below.

For purposes of these optional death benefits, “Net Premiums” are defined as your premium payments net of premium taxes, reduced by any withdrawals (including applicable charges and deductions) at the time of the withdrawal in the same proportion that the Contract Value was reduced on the date of the withdrawal.  Accordingly, if a withdrawal were to reduce the Contract Value by 50%, for example, Net Premiums would also be reduced by 50%.  Similarly, with the “Highest Anniversary Value” component, the adjustment to your Contract Value for any withdrawals (including applicable charges and deductions) will have occurred proportionally at the time of the withdrawals.

Following are the calculations for the optional death benefits:

Return of Premium Death Benefit, changes your basic death benefit to the greatest of:

(a)	your Contract Value on the date we receive all required documentation from your Beneficiary; or
(b)	total Net Premiums since your Contract was issued. All withdrawals will reduce this portion of the calculation in the same proportion that the Contract Value was reduced on the date of the withdrawal.

Highest Anniversary Value Death Benefit, changes your basic death benefit to the greatest of:

(a)	your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
(b)	total Net Premiums since your Contract was issued; or
(c)
your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, minus any withdrawals (including any applicable withdrawal charges and adjustments), plus any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary.

Payout Options.  The basic death benefit and the optional death benefits can be paid under one of the following payout options:

●	single lump sum payment; or
●	payment of entire death benefit within 5 years of the date of death; or
●
payment of the entire death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy, with the balance of the death benefit payable to the Beneficiary.  Any portion of the death benefit not applied under an income option within one year of the Owner's death, however, must be paid within five years of the date of the Owner's death.

Under these payout options, the Beneficiary may also elect to receive additional lump sums at any time.  The receipt of any additional lump sums will reduce the future income payments to the Beneficiary.

Unless the Beneficiary chooses to receive the entire death benefit in a single sum, the Beneficiary must elect a payout option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death.  If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days.  If your Beneficiary is your spouse, he/she may elect to continue the Contract, at the current Contract Value, in his/her own name.  For more information, please see “Special Spousal Continuation Option” beginning on page 44.

Pre-Selected Payout Options.  As Owner, you may also make a predetermined selection of the death benefit payout option if your death occurs before the Income Date.  However, at the time of your death, we may modify the death benefit option if the death benefit you selected exceeds the life expectancy of the Beneficiary.  If this Pre-selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract.  This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code.  If the Beneficiary does not submit the required documentation for the death benefit to us within one year of your death, however, the death benefit must be paid, in a single lump sum, within five years of your death.  The Pre-selected Death Benefit Option may not be available in your state.

Special Spousal Continuation Option. If your spouse is the Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option, no death benefit will be paid at that time.  Moreover, we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable exceeds the Contract Value.  We calculate this amount using the Contract Value and death benefit as of the date we receive completed forms and due proof of death from the Beneficiary of record and the spousal Beneficiary's written request to continue the Contract (the “Continuation Date”).  We will add this amount to the Contract based on the current allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse.  The Special Spousal Continuation Option may not be available in your state.  See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

If your spouse continues the Contract in his/her own name under the Special Spousal Continuation Option, the new Contract Value will be considered the initial premium for purposes of determining any future death benefit under the Contract.  The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract prospectively, so the death benefit may be at a different level.

If your spouse elects to continue the Contract, your spouse, as new Owner, cannot terminate most of the optional benefits you elected.  However, a GMWB will terminate upon your death (and no further GMWB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract.  The Contract, and its optional benefits, remains the same, except as described above.  There is no charge for the Spousal Continuation Option; however, your spouse will also be subject to the same fees, charges and expenses under the Contract as you were.

The Special Spousal Continuation Option is available to elect one time on the Contract.  However, if you have elected the Pre-Selected Death Benefit Option the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code.  The Pre-Selected Death Benefit Option may not be available in your state.

Death of Owner On or After the Income Date.  If you or a joint Owner dies, and is not the Annuitant, on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death.  If you die, the Beneficiary becomes the Owner.  If the joint Owner dies, the surviving joint Owner, if any, will be the designated Beneficiary.  Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.  A contingent Beneficiary is entitled to receive payment only after the Beneficiary dies.

Death of Annuitant. If the Annuitant is not an Owner or joint Owner and dies before the Income Date, you can name a new Annuitant, subject to our underwriting rules.  If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant.  However, if the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

If the Annuitant dies on or after the Income Date, any remaining guaranteed payment will be paid to the Beneficiary as provided for in the income option selected.  Any remaining guaranteed payment will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

TAXES

The following is only general information and is not intended as tax advice to any individual.  Additional tax information is included in the SAI.  You should consult your own tax adviser as to how these general rules will apply to you if you purchase a Contract.

CONTRACT OWNER TAXATION

Tax-Qualified and Non-Qualified Contracts. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan) your Contract will be what is referred to as a tax-qualified contract.  Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral.  You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified contract.

If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

Non-Qualified Contracts – General Taxation. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the Annuitant until a distribution (either a withdrawal, including withdrawals under any GMWB you may elect, or an income payment) is made from the Contract.  This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person).  Loans based on a non-qualified Contract are treated as distributions.

Non-Qualified Contracts – Aggregation of Contracts. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract.  Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

Non-Qualified Contracts – Withdrawals and Income Payments.  Any withdrawal from a non-qualified Contract, including withdrawals under any GMWB you may elect, is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract.  In contrast, a part of each income payment under a non-qualified Contract is generally treated as a non-taxable return of premium.  The balance of each income payment is taxable as ordinary income.  The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made.  Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income.  Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract.  This penalty tax will not apply to any amounts:

●	paid on or after the date you reach age 59 1/2;
●	paid to your Beneficiary after you die;
●	paid if you become totally disabled (as that term is defined in the Code);
●
paid in a series of substantially equal periodic payments made annually (or more frequently) for your life (or life expectancy) or for a period not exceeding the joint lives (or joint life expectancies) of you and your Beneficiary;

●	paid under an immediate annuity; or
●	which come from premiums made prior to August 14, 1982.

Beginning in 2013, the taxable portion of distributions from a non-qualified annuity Contract will be considered investment income for purposes of the new Medicare tax on investment income.  As a result, a 3.8% tax will generally apply to some or all of the taxable portion of distributions to individuals whose modified adjusted gross income exceeds certain threshold amounts.  For 2013, these levels are $200,000 in the case of single taxpayers, $250,000 in the case of married taxpayers filing joint returns, and $125,000 in the case of married taxpayers filing separately.  Owners should consult their own tax advisers for more information.

Non-Qualified Contracts – Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above can be considered satisfied if any portion of the Owner's interest which is payable to or for the benefit of a “designated Beneficiary” is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary and such distributions begin within one year of that Owner's death.  The Owner's “designated Beneficiary,” who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death.  However, if the Owner's “designated Beneficiary” is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

Tax-Qualified Contracts – Withdrawals and Income Payments.  The Code imposes limits on loans, withdrawals, and income payments under tax-qualified Contracts.  The Code also imposes required minimum distributions for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract.  These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI.  Any withdrawals under a tax-qualified Contract, including withdrawals under any GMWB you may elect, will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions).  In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

Withdrawals – Tax-Sheltered Annuities. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities.  Withdrawals can only be made when an Owner:

●	reaches age 59 1/2;
●	leaves his/her job;
●	dies;
●	becomes disabled (as that term is defined in the Code); or
●	experiences hardship. However, in the case of hardship, the Owner can only withdraw the premium and not any earnings.

Withdrawals – Roth IRAs.  Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity.  Qualified distributions from Roth IRA annuities are entirely federal income tax free.  A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild or ancestor.

Constructive Withdrawals – Investment Adviser Fees. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract.  In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes.  Under the facts in these Rulings:

●	there was a written agreement providing for payments of the fees solely from the annuity Contract,
●	the Contract Owner had no liability for the fees, and
●	the fees were paid solely from the annuity Contract to the adviser.

Extension of Latest Income Date.  If you do not annuitize your non-qualified Contract on or before the latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes.  The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the Contract Value each year from the inception of the Contract or the entire increase in the Contract Value would be taxable in the year of your Latest Income Date.  In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time.  Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.

Death Benefits.  None of the death benefits paid under the Contract to the Beneficiary will be tax-exempt life insurance benefits.  The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments.  Estate or gift taxes may also apply.

Assignment. An assignment of your Contract will generally be a taxable event.  Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended.  These limits are summarized in the SAI.  You should consult your tax adviser prior to making any assignment of your Contract.

Diversification. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract.  We believe that the underlying investments are being managed so as to comply with these requirements.  A fuller discussion of the diversification requirements is contained in the SAI.

Owner Control. In a Revenue Ruling issued in 2003, the Internal Revenue Service (IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets.  Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the Contract Owner and Jackson regarding the availability of a particular investment option and other than the Contract Owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.

The Contract will differ from the contracts described in the Revenue Ruling, in two respects.  The first difference is that the contract in the Revenue Ruling provided 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract offers 3 Investment Divisions and at least one Fixed Account option.  The second difference is that the owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract Owner will be permitted to make up to 15 transfers in any one year without a charge.

The Revenue Ruling states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.  Jackson does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the Owner of a Contract.  At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance.  We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

Withholding. In general, the income portion of distributions from a Contract are subject to 10% federal income tax withholding and the income portion of income payments are subject to withholding at the same rate as wages unless you elect not to have tax withheld.  Some states have enacted similar rules.  Different rules may apply to payments delivered outside the United States.

Eligible rollover distributions from a Contract issued under certain types of tax-qualified plans will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments.  Distributions which may not be rolled over are those which are:

(a)
one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee's Beneficiary, or (c) for a specified period of ten years or more;

(b)	a required minimum distribution; or
(c)	a hardship withdrawal .

JACKSON TAXATION

We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below.  While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the contract.  We will periodically review the issue of charging for these taxes and may impose a charge in the future.  (We do impose a so-called “Federal (DAC) Tax Charge” under variable life insurance policies, but the “Federal (DAC) Tax Charge” merely compensates us for the required deferral of acquisition cost and does not constitute company income taxes.)  In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law.  These benefits reduce our overall corporate income tax liability.  Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material.  We do not pass these benefits through to the separate accounts, principally because:  (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product owners are not the owners of the assets generating the benefits under applicable income tax law; and (iii) while we impose a so-called “Federal (DAC) tax charge” under variable life insurance policies, we do not currently include company income taxes in the charges owners pay under the products.

OTHER INFORMATION

Dollar Cost Averaging. If the amount allocated to the Investment Divisions plus the amount allocated to a Fixed Account option is at least $15,000, you can arrange to have a dollar amount or percentage of money periodically transferred automatically into the Investment Divisions and other Fixed Account options from the one-year Fixed Account or any of the Investment Divisions.  If the Fixed Account options are not available or otherwise restricted, dollar cost averaging will be exclusively from the Investment Divisions.  In the case of transfers from the one-year Fixed Account or Investment Divisions with a stable unit value to the Investment Divisions, this can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase.  Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets.  There is no charge for Dollar Cost Averaging.  Certain restrictions may apply.

Dollar Cost Averaging Plus (DCA+). The DCA+ Fixed Account is a “source account” designed for dollar cost averaging transfers to Investment Divisions or systematic transfers to other Fixed Accounts.  The DCA+ Fixed Account is credited with an enhanced interest rate.  If a DCA+ Fixed Account is selected, monies in the DCA+ Fixed Account will be systematically transferred to the Investment Divisions or other Fixed Accounts chosen over the DCA+ term selected.  There is no charge for DCA+.  The DCA+ Fixed Account is only available for new premiums.  Premiums are accepted during the first six Contract Months only.  You should consult your Jackson representative with respect to the current availability of the Fixed Account options and the availability of DCA+.

Earnings Sweep.  You can choose to move your earnings from the source accounts (only applicable from the one year Fixed Account Option, if currently available).  There is no charge for Earnings Sweep.

Rebalancing. You can arrange to have us automatically reallocate your Contract Value among Investment Divisions and the one-year Fixed Account (if currently available) periodically to maintain your selected allocation percentages.  Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions.  There is no charge for Rebalancing.

You may cancel a Dollar Cost Averaging, Earnings Sweep or Rebalancing program using whatever methods you use to change your allocation instructions.

Free Look. You may return your Contract to the selling agent or us within ten days (or longer if required by your state) after receiving it.  We will return

●	the Contract Value, plus
●	any fees (other than asset-based fees) and expenses deducted from the premiums.

We will determine the Contract Value in the Investment Divisions as of the date we receive the Contract (subject to state variations).  We will return premium payments where required by law.  In some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the premiums to the Investment Divisions.  State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

Advertising.  From time to time, we may advertise several types of performance of the Investment Divisions.

●	Total return is the overall change in the value of an investment in an Investment Division over a given period of time.
●	Standardized average annual total return is calculated in accordance with SEC guidelines.
●
Non-standardized total return may be for periods other than those required by, or may otherwise differ from, standardized average annual total return.  For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

●	Yield refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period.  Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of the annual contract maintenance and withdrawal charges, but will not reflect charges for optional features except in performance data used in sales materials that promote those optional features.  The deduction of withdrawal charges and/or the charges for optional features would reduce the percentage increase or make greater any percentage decrease.

Restrictions Under the Texas Optional Retirement Program (ORP).  Contracts issued to participants in ORP contain restrictions required under the Texas Administrative Code.  In accordance with those restrictions, a participant in ORP will not be permitted to make withdrawals prior to such participant's retirement, death, attainment of age 70 1/2 or termination of employment in a Texas public institution of higher education.  The restrictions on withdrawal do not apply in the event a participant in ORP transfers the Contract Value to another approved contract or vendor during the period of ORP participation.  These requirements will apply to any other jurisdiction with comparable requirements.

Modification of Your Contract.  Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract.  Any change or waiver must be in writing.  We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.

Confirmation of Transactions.  We will send you a written statement confirming that a financial transaction, such as a premium payment, withdrawal, or transfer has been completed.  This confirmation statement will provide details about the transaction.  Certain transactions which are made on a periodic or systematic basis will be confirmed in a quarterly statement only.

It is important that you carefully review the information contained in the statements that confirm your transactions.  If you believe an error has occurred you must notify us in writing within 30 days of receipt of the statement so we can make any appropriate adjustments.  If we do not receive notice of any such potential error, we may not be responsible for correcting the error.

Legal Proceedings.   Jackson and its subsidiaries are defendants in a number of civil proceedings, including class actions, arising in the ordinary course of business. These include civil litigation proceedings, which appear to be substantially similar to other class action litigation brought against many life insurers, including a modal premium case, alleging misconduct in the sale of insurance products. We do not believe at the present time that any pending action or proceeding will have a material adverse effect upon the Separate Account, Jackson’s ability to meet its obligations under the Contracts, or Jackson National Life Distributors LLC’s ability to perform its contract with the Separate Account.

PRIVACY POLICY

Collection of Nonpublic Personal Information. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

●	Information we receive from you on applications or other forms;
●	Information about your transactions with us;
●	Information we receive from a consumer reporting agency;
●	Information we obtain from others in the process of verifying information you provide us; and
●	Individually identifiable health information, such as your medical history, when you have applied for a life insurance policy.

Disclosure of Current and Former Customer Nonpublic Personal Information.  We will not disclose our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, except as permitted by law.  To the extent permitted by law, we may disclose to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request.  We do not sell information to either affiliated or non-affiliated parties.

We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract Owner communications.  Our agreements with these third parties require them to use this information responsibly and restrict their ability to share this information with other parties.

We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested.  These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.

You should know that your representative is independent of Jackson.  He or she is responsible for the use and security of information you provide him or her.  Please contact your representative if you have questions about his or her privacy policy.

Security to Protect the Confidentiality of Nonpublic Personal Information. We have security practices and procedures in place to prevent unauthorized access to your nonpublic personal information.  Our practices of safeguarding your information help protect against the criminal use of the information.  Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

We restrict access to nonpublic personal information about you to our employees, agents and contractors.  We maintain physical, electronic and procedural safeguards that comply with federal and state regulations to guard your nonpublic personal information.

TABLE OF CONTENTS OF

THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Calculation of Performance
Additional Tax Information
Annuity Provisions
Net Investment Factor
Condensed Financial Information
Financial Statements of the Separate Account
Financial Statements of Jackson

APPENDIX A

TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES

“JNL®,” “Jackson National® , ”  “Jackson® , ”   “Jackson of NY ® ” and “Jackson National Life Insurance Company of New York ® ” are trademarks or service marks of Jackson National Life Insurance Company ® .

APPENDIX B

GMWB PROSPECTUS EXAMPLES

Unless otherwise specified, the following examples assume you elected a 5% GMWB when you purchased your Contract, no other optional benefits were elected, your initial premium payment was $100,000, your GAWA is greater than your RMD at the time a withdrawal is requested, and all partial withdrawals requested include any applicable charges.  The examples also assume that the GMWB and any For Life guarantee have not been terminated as described in the Access to Your Money section of this prospectus.

Example 1: At election, your GWB and GAWA are determined.

▪	Example 1a: If the GMWB is elected at issue:
♦	Your initial GWB is $100,000, which is your initial Premium payment.
♦	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

▪	Example 1b: If the GMWB is elected after issue when the Contract Value is $105,000:
♦	Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.
♦	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

Example 2: Upon payment of a subsequent Premium, your GWB and GAWA are re-determined.  Your GWB is subject to a maximum of $5,000,000.

▪	Example 2a: If you make an additional Premium payment of $50,000 and your GWB is $100,000 at the time of payment:
♦	Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000).
♦	Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).

▪	Example 2b: If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:
♦	Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.
♦	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

Example 3: Upon withdrawal of the guaranteed amount (which is your GAWA for endorsements for non-qualified contracts or which is the greater of your GAWA or your RMD for those GMWBs related to qualified contracts), your GWB and GAWA are re-determined.

▪	Example 3a: If you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:
♦	Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).
♦	Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.
♦
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal).  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, prior to the Latest Income Date.

▪	Example 3b: If you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and your RMD provision is in effect for your endorsement:
♦	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).
♦	Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).
♦
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and the amount of the final withdrawal would be less than your GAWA (and equal to your remaining GWB) if your endorsement is not a For Life GMWB or if your endorsement is a For Life GMWB and the For Life Guarantee is not in effect.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, prior to the Latest Income Date.

▪	Notes:
♦	If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your new GWB.
♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 4: Upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 3), your GWB and GAWA are re-determined.  (This example does not apply if you purchase AutoGuard 5 and the effective date of the endorsement is on or after December 3, 2007.)

▪	Example 4a: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $120,000 and your GWB is $100,000:
♦
Your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($120,000 - $10,000 = $110,000).

♦	Your GAWA is recalculated based on the type of endorsement you have elected.
-
If your endorsement is not a For Life GMWB, your GAWA for the next year remains $5,000, since it is recalculated to equal the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($110,000*0.05 = $5,500).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal).

-
If your endorsement is a For Life GMWB, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500), and if the For Life Guarantee was effective prior to the withdrawal, it remains in effect.  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years, prior to the Latest Income Date, to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal).  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, prior to the Latest Income Date.

▪	Example 4b: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:
♦
Your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($105,000 - $10,000 = $95,000).

♦	Your GAWA is recalculated based on the type of endorsement you have elected.
-
If your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $4,750, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($95,000*0.05 = $4,750).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,000 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and the amount of your final withdrawal would be less than your GAWA (and equal to your remaining GWB).

-
If your endorsement is a For Life GMWB, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500), and if the For Life Guarantee was effective prior to the withdrawal, it remains in effect.  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years, prior to the Latest Income Date, to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal).  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, prior to the Latest Income Date.

▪	Example 4c: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $90,000 and your GWB is $100,000:
♦
Your new GWB is $80,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($90,000 - $10,000 = $80,000).

♦	Your GAWA is recalculated based on the type of endorsement you have elected.
-
If your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $4,000, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($80,000*0.05 = $4,000).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($80,000 / $4,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal).

-
If your endorsement is a For Life GMWB, your GAWA is recalculated to equal $4,000, which is 5% of your new GWB ($80,000*0.05 = $4,000), and if the For Life Guarantee was effective prior to the withdrawal, it remains in effect.  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years, prior to the Latest Income Date, to deplete your GWB ($80,000 / $4,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal).  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, prior to the Latest Income Date.

▪	Notes:
♦	If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.
♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 5: Upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 3), your GWB and GAWA are re-determined.  (This example only applies if you purchase AutoGuard 5 and the effective date of the endorsement is on or after December 3, 2007.)

▪	Example 5a: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:

♦
Your new GWB is $91,200, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

♦
Your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 5b: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:
♦
Your GWB is $90,250, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

♦
Your GAWA is $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

▪	Example 5c: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:
♦
Your GWB is $85,500, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

♦
Your GAWA is $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	Your GAWA would not be permitted to exceed your remaining GWB.
♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 6: Upon step-up, your GWB and GAWA are re-determined.

▪	Example 6a: If at the time of step-up your Contract Value is $200,000, your GWB is $100,000 and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value.
♦	Your GAWA for the next year is recalculated to equal $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).
♦
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($200,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal).  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, prior to the Latest Income Date.

▪	Example 6b: If at the time of step-up your Contract Value is $90,000, your GWB is $80,000 and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value.
♦	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).
♦
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal).  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, prior to the Latest Income Date.

▪	Notes:
♦
The election of an Owner-initiated step-up may result in an increase in the GMWB charge.  If the charge does increase, a separate calculation would be recommended to establish if the step-up is a beneficial election.

♦	Your GWB will only automatically step up to the Contract Value if the Contract Value is greater than your GWB at the time of the automatic step-up.

Example 7: Impact of the order of transactions.

▪
If prior to any transactions your Contract Value is $200,000, your GWB is $100,000 and you wish to step up your GWB (or your GWB is due to step up automatically) and you also wish to take a withdrawal of an amount equal to your GAWA ($5,000):

♦
If you request the withdrawal after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value.  At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).  Following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA.  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and the amount of the final withdrawal would be less than your GAWA (and equal to your remaining GWB).  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, prior to the Latest Income Date.

♦
If you requested the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000).  Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value.  At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal).  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, prior to the Latest Income Date.

▪	Notes:
♦
As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA.  If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.  If the step-up does not increase your GAWA or the withdrawal requested is greater than your new GAWA, your GAWA resulting from the transactions is the same regardless of the order of the transactions.

♦	This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.
♦	The election of an Owner-initiated step-up may result in an increase in the GMWB charge.
♦	Your GWB will only automatically step up to the Contract Value if the Contract Value is greater than your GWB at the time of the automatic step-up.
♦	If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.
♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 8: For Life Guarantee becomes effective after the effective date of the endorsement.  At the time the For Life Guarantee becomes effective, your GAWA is re-determined.  (This example only applies if your endorsement is a For Life GMWB.)

▪	Example 8a: If on the Contract Anniversary on or immediately following your 65th birthday your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:
♦	Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).
♦
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option).  Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

▪	Example 8b: If your Contract Value has fallen to $0 prior to the Contract Anniversary on or immediately following your 65th birthday, your GWB is $50,000 and your GAWA is $5,000:
♦
You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted.  However, your GAWA would not be permitted to exceed your remaining GWB.  Your GAWA is not recalculated since the Contract Value is $0.

♦	The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

▪	Example 8c: If on the Contract Anniversary on or immediately following your 65th birthday, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:
♦	Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).
♦
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option).  Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

♦
Although your GAWA is $0, upon step-up your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option).

▪	Notes:
♦
For endorsements with a Joint Option, your GAWA is recalculated and the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday.

Example 9: For Life Guarantee on a For Life GMWB with Joint Option.  (This example only applies if your endorsement is a For Life GMWB with Joint Option.)

▪	If at the time of the first death of the Covered Lives the Contract Value is $105,000, your GWB is $100,000, and your GAWA is $5,000:
♦
The spouse may continue the Contract and the For Life Guarantee will remain in effect or become effective on the Contract Anniversary on or immediately following the date that the youngest Covered Life attains (or would have attained) age 65.  Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life.

♦	Your GWB remains $100,000 and your GAWA remains $5,000.

APPENDIX C

BROKER-DEALER SUPPORT

Below is a complete list of broker-dealers that received marketing and distribution and/or administrative support in 2011 from the Distributor in relation to the sale of our variable insurance products.

1st Global Capital Corporation	Cape Securities	Essex Financial Services Inc	Harbor Financial Services
Advisory Group Equity Services	Capital Analysts Inc	Essex National Securities Inc	Harbour Investment Inc
Allegiant Securities	Capital Financial Services	Fifth Third Securities	Harger & Company
Allen & Company	Capital Guardian LLC	Financial Advisers Of America	Harrison Douglas Inc
Allied Beacon Partners Inc	Capital Investment Group	Financial Network Investment	Harvest Capital LLC
American Equity Investment Corp	Capstone Financial Group	Financial Planning Consultants	Hazard & Siegel Inc
American Independent Securities Group, LLC	CCO Investment Services	Financial Security Management	HBW Securities
American Investors Company	Centaurus Financial Inc	Financial Telesis Inc	Hornor Townsend & Kent Inc
American Portfolios Financial Services, Inc.	Centennial Securities Company	Financial West Investment Group	Horwitz & Associates
Ameritas Investment Corp	Center Street Securities	Fintegra, LLC	HRC Investment Services Inc
Arque Capital Ltd	CFD Investments, Inc.	First Allied Securities, Inc	HSBC Securities
Arvest Asset Management	Client One Securities LLC	First Citizens Investor Services	Huntleigh Securities Corp.
Askar Corp	Coastal Equities	First Financial Equity	IBN Financial Services
Associated Investment Services	Commonwealth Financial Network	First Heartland Capital Inc	IMS Securities
Ausdal Financial Partners Inc	Community Investment Services	First Southeast Investor	Independence Capital Co
AXA Advisors LLC	Comprehensive Asset Management and	First Tennessee Brokerage Direct	Independent Financial Group
B B Graham & Co Inc	Servicing, Inc.	Foothill Securities, Inc	Infinex Investments Inc
B C Ziegler and Company	Concorde Investment Services	Founders Financial Securities	Infinity Financial Services
Bancwest Investment Services, Inc.	Coordinated Capital Securities	FSC Securities Corporation	ING Financial Partners Inc
Bankers & Investors Co	Crowell, Weedon & Co	FSP Investments LLC	Institutional Securities Corp
BB&T Investment Services Inc	Crown Capital Securities LP	Fulcrum Securities Inc	International Assets Advisory
BCG Securities	CUNA Brokerage Services, Inc.	G. W. Sherwold Associates Inc.	INVEST Financial Corporation
Benjamin F Edwards & Co Inc	CUSO Financial Services	GA Repple & Company	Investacorp, Inc.
Berthel Fisher & Co Financial Services	D A Davidson	Gary Goldberg and Co Inc	Investment Centers of America
BFT Financial Group	D H Hill Securities LLP	Geneos Wealth Management Inc	Investment Professionals Inc
BOSC Inc	Dalton Strategic Investment	Genworth Financial Securities Corporation	Investors Capital Corporation
BPU Investment Management Inc	Davenport & Company	GF Investment Services	J P Turner & Co LLC
Bristol Financial Services Inc	David A Noyes & Company	Girard Securities, Inc.	J W Cole Financial Inc.
Broker Dealer Financial	Despain Financial Corporation	Gradient Securities	Janney Montgomery Scott LLC
Brokers International Financial Services	DeWaay Financial Network, LLC	Great American Investors Inc	JHS Capital Advisors
Brookstone Securities	DFPG Investments	GWN Securities Inc	JJB Hilliard WL Lyons Inc
Cadaret, Grant & Company	Eagle One Investments LLC	H Beck Inc	John James Investments Inc
Calton & Associates Inc	Edward Jones	H D Vest Investment Securities	JRL Capital Corporation
Cambridge Investment Research	Ensemble Financial Services	Hancock Investment Services	Kalos Capital Inc
Cantella & Co, Inc	Equity Services Inc	Hantz Financial Services	KCD Financial

Kenai Investments Inc	National Planning Corporation	Royal Securities	Tower Square Securities
Key Investment Services	National Securities Corp	Sagepoint Financial	Transamerica Financial Advisors, Inc
KMS Financial Services Inc	Nations Financial Group	Sammons Securities Company, LLC	Triad Advisors, Inc.
Koehler Financial LLC	Nationwide Planning Associates	Saxony Securities Inc	Tricor Financial, LLC
Kovack Securities, Inc	Navy Federal Brokerage Services	Scott & Stringfellow Inc	Triune Capital Advisors
KW Securities Corp	NBC Securities Inc	Secure Planning Inc	Trustmont Financial Group
Labrunerie Financial Inc	New England Securities	Securian Financial Services	U.S. Bancorp Investments, Inc.
Landolt Securities Inc	Newbridge Securities Corp	Securities America	UBS Financial Services Inc
Lasalle St Securities LLC	Newport Coast Securities	Securities Service Network	Umpqua Investments Inc
Legend Equities Corp	NEXT Financial Group, Inc.	Sicor Securities Inc	Unionbanc Investment Services
Leigh Baldwin & Co LLC Inc	NFP Securities Inc	Sigma Financial Corporation	United Global Securities Inc
Leonard & Company	Northeast Securities Inc	Signator Investors, Inc	United Planners Financial Services Of
Liberty Partners Financial	Northridge Securities Corp	SII Investments	America
LifeMark Securities Corp	NPB Financial Group	Silver Oak Securities	USA Financial Securities Corp
Lincoln Financial Advisors	OneAmerica Securities	SMH Capital Inc	UVEST
Lincoln Financial Securities	Oppenheimer & Co	Sorrento Pacific Financial	Valic Financial Advisors Inc
Lincoln Investment Planning	Pacific West	Southeast Investments	Valley National Investments
Longevity Capital LLC	Packerland Brokerage Services	Southwest Securities Financial Services	ValMark Securities Inc
Lowell & Company Inc	Park Avenue Securities	St Bernard Financial Services	Vanderbilt Securities LLC Inc
LPL Financial Corporation	People's Securities Inc	Stephens Inc	Veritrust Financial LLC
Lucia Securities LLC	PFA Security Asset Management	Sterne Agee & Leach Group Inc	VSR Financial Services, Inc.
M & T Securities	PlanMember Securities	Sterne Agee Financial Services	W R Taylor & Co
M. Griffith Investment Services	Presidential Brokerage Inc	Stifel Nicolaus & Company	Waddell & Reed, Inc
M&I Financial Advisors, Inc	Prime Capital Services Inc	Strategic Financial Alliance	Wall Street Financial Group
Madison Ave Securities	Prime Vest Financial Services	Summit Brokerage Services Inc	Walnut Street Securities
McNally Financial Services Corp	Private Client Services LLC	Summit Equities Inc	Wayne Hummer Investments LLC
Mercer Allied	Pro Equities, Inc	Sunbelt Securities	WBB Securities
Meridian United	Prospera Financial Services Inc	Sunset Financial Services, Inc	Wells Fargo Advisors
Merrill Lynch	Purshe Kaplan Sterling	SWBC Investment Services LLC	WesBanco Securities
Merrimac Corp Securities	QA3 Financial Corporation	SWS Financial Service, Inc.	Wescom Financial Services
Metlife Securities	Quest Securities	Symetra Investment Services	Western Equity Group
Mid Atlantic Capital Corp	Questar Capital Corporation	Synergy Investment Group	Western International Securities Inc
MidAmerica Financial Services	Raymond James	T S Phillips Investments	WFG Investments Inc
MML Investors Services Inc	RBC Capital Markets Corp	TFS Securities	Whitehall-Parker Securities
Money Concepts Capital Corp	Regal Securities Inc	The Huntington Investment	Woodbury Financial Services Inc
Morgan Keegan	Resource Horizons Group	Company	Workman Securities
Morgan Stanley Smith Barney	Ridgeway & Conger Inc	The Investment Center Inc	World Equity Group, Inc.
Multi-Financial Securities Corp	River Stone Wealth Management	The Leaders Group	World Group Securities Inc
Multiple Financial Services	RNR Securities LLC	The O.N. Equity Sales Company	WRP Investments Inc
Mutual of Omaha Investor Services	Robert W Baird & Co Inc	Thrivent Investment Management	Wunderlich Securities
Mutual Securities Inc	Rogan and Associates	Thurston, Springer, Miller, Herd & Titak, Inc
Mutual Trust Company	Royal Alliance Associates Inc	Torrey Pines Securities

APPENDIX D

ACCUMULATION UNIT VALUES

The tables reflect the accumulation unit values for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated – for each of a base Contract (with no optional endorsements) and for each Contract with the most expensive combination of optional endorsements (through the end of the most recent period).   The tables do not provide partial year information.  The tables provide accumulation unit values and the number of accumulation units outstanding only if that information is available throughout the period.  Where accumulation unit values and the number of accumulation units outstanding are unavailable, either because of a partial year or a Fund not being offered, a “N/A” is provided.

This information derives from the financial statements of the Separate Account, which together constitute the Separate Account’s condensed financial information.  The annualized charge for your Contract may fall in between the charge for a base Contract and a Contract with the most expensive combination of optional endorsements, and complete condensed financial information about the Separate Account is available in the SAI.  Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus.  Also, please ask about the more timely accumulation unit values that are available for each Investment Division.

Accumulation Unit Values
Base Contract - 0.50%

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	$8.97	$8.00	N/A	N/A
End of period	$8.65	$8.97	N/A	N/A
Accumulation units outstanding at the end of period	7,485	7,279	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	$10.15	$9.18	N/A	N/A
End of period	$10.17	$10.15	N/A	N/A
Accumulation units outstanding at the end of period	42,077	42,290	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$9.49	$8.42	N/A	N/A
End of period	$9.36	$9.49	N/A	N/A
Accumulation units outstanding at the end of period	10,371	10,322	N/A	N/A

Accumulation Unit Values
Base Contract - 1.05%

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	$8.78	$7.87	N/A	N/A
End of period	$8.42	$8.78	N/A	N/A
Accumulation units outstanding at the end of period	17,317	22,877	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	$9.93	$9.04	N/A	N/A
End of period	$9.90	$9.93	N/A	N/A
Accumulation units outstanding at the end of period	4,450	4,362	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$9.29	$8.28	N/A	N/A
End of period	$9.11	$9.29	N/A	N/A
Accumulation units outstanding at the end of period	21,617	21,797	N/A	N/A

Questions: If you have any questions about your Contract, you may contact us at:
Annuity Service Center:	1 (800) 873-5654 (8 a.m. - 8 p.m. ET)
Mail Address:	P.O. Box 30314, Lansing, Michigan 48909-7814
Delivery Address:	1 Corporate Way, Lansing, Michigan 48951
Institutional Marketing Group Service Center:	1 (800) 777-7779 (8 a.m. - 8 p.m. ET)
(for Contracts purchased through a bank or another financial institution)
Mail Address:	P.O. Box 30314, Lansing, Michigan 48909-7814
Delivery Address:	1 Corporate Way, Lansing, Michigan 48951 Attn: IMG
Home Office:	1 Corporate Way, Lansing, Michigan 48951

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2012

INDIVIDUAL AND GROUP MODIFIED SINGLE PREMIUM
FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS
ISSUED BY THE JACKSON NATIONAL SEPARATE ACCOUNT - I
OF JACKSON NATIONAL LIFE INSURANCE COMPANY®

This Statement of Additional Information (SAI) is not a prospectus.  It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated April 30, 2012 .  The Prospectus may be obtained from Jackson National Life Insurance Company by writing P.O. Box 30314, Lansing, Michigan 48909-7814, or calling 1-800-873-5654.

TABLE OF CONTENTS
Page
General Information and History	2
Services	2
Purchase of Securities Being Offered	2
Underwriters	2
Calculation of Performance	2
Additional Tax Information	2
Annuity Provisions	14
Net Investment Factor	15
Condensed Financial Information	16
Financial Statements of the Separate Account
Financial Statements of Jackson

General Information and History

Jackson National Separate Account - I (Separate Account) is a separate investment account of Jackson National Life Insurance Company (Jackson®).  Jackson is a wholly owned subsidiary of Brooke Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a publicly traded life insurance company in the United Kingdom.

Services

Jackson keeps the assets of the Separate Account.  Jackson holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Funds bought and sold by the Separate Account.

The financial statements of Jackson National Separate Account - I and Jackson National Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  KPMG LLP is located at 303 East Wacker Drive, Chicago, Illinois 60601.

Purchase of Securities Being Offered

The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold.  The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority (FINRA).

Underwriters

The Contracts are offered continuously and are distributed by Jackson National Life Distributors LLC (JNLD), 7601 Technology Way, Denver, Colorado 80237.  JNLD is a subsidiary of Jackson.

The aggregate amount of underwriting commissions paid to broker/dealers was $2,049 in 2009 , $2,678 in 2010 and $2,957 .  We paid no commissions prior to 2007 because the Contracts were not available for sale.  JNLD did not retain any portion of the commissions.

Calculation of Performance

When Jackson advertises performance for an Investment Division, we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts.  Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Funds.  We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment") and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value ("redeemable value") of that investment at the end of the period, carried to at least the nearest hundredth of a percent.  Standardized average annual total return reflects the deduction of all recurring charges that are charged to all Contracts.  The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period.  No deduction is made for premium taxes that may be assessed by certain states.

Jackson may also advertise non-standardized total return on an annualized and cumulative basis.  Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return.  The Contract is designed for long-term investment; therefore, Jackson believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors.  Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.  Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate.  Any quotation of performance should not be considered a guarantee of future performance.  Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management.  An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson may advertise the current annualized yield for a 30-day period for an Investment Division.  The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period.  Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period.  The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

Where:

a	=	net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
b	=	expenses for the Investment Division accrued for the period (net of reimbursements).
c	=	the average daily number of accumulation units outstanding during the period.
d	=	the maximum offering price per accumulation unit on the last day of the period.

The maximum withdrawal charge is 5%.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission.  Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Funds.  The yield on amounts held in the Investment Division normally will fluctuate over time.  Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return.  An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund operating expenses.

Additional Tax Information

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER.  JACKSON DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.  PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS.  MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

Jackson's Tax Status

Jackson is taxed as a life insurance company under the Internal Revenue Code of   1986, as amended (the "Code").  For federal income tax purposes, the Separate Account is not a separate entity from Jackson and its operations form a part of Jackson.

Taxation of Annuity Contracts in General

Section 72 of the Code governs the taxation of annuities in general.  An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected.  For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract.  For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable.  For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis.  The taxable portion of a withdrawal is taxed at ordinary income tax rates.  Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income.  All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract.  The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made.  No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract).  For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

Medicare Tax on Net Investment Income

Beginning in 2013, the taxable portion of distributions from a non-qualified annuity Contract will be considered investment income for purposes of the new Medicare tax on investment income.  As a result, a 3.8% tax will generally apply to some or all of the taxable portion of distributions to individuals whose modified adjusted gross income exceeds certain threshold amounts.  For 2013, these levels are $200,000 in the case of single taxpayers, $250,000 in the case of married taxpayers filing joint returns, and $125,000 in the case of married taxpayers filing separately.  Owners should consult their own tax advisers for more information.

Withholding Tax on Distributions

The Code generally requires Jackson (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract.  For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer.  This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals).  Failure to "roll over" the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement.  If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%.  If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate.  A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts.  The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department").  Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract.  The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual Funds underlying variable Contracts.  These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above.  Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account.  Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets.  Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion.  Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time.  The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.
Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson or an advisor in its sole and absolute discretion.  The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects.  The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Contract currently offers 3 Investment Divisions and at least 1 Fixed Account option.  The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner is permitted to make up to 15 transfers in any one year without a charge.

Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.  Jackson does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract.  At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance.  Jackson reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution.  Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts.  For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange.  Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

Partial 1035 Exchanges

In accordance with Revenue Procedure 2011-38 , the IRS will consider a partial exchange of an annuity Contract for another annuity Contract valid if there is either no withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 180 days of the date of the partial exchange.   Revenue Procedure 2011-38 also provides certain exceptions to the 180 day rule.   Due to the complexity of these rules, owners are encouraged to consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

Contracts Owned by Other Than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities.  Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies).  However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans.  Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may have tax consequences.  Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances.  Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity.  The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income.  In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract.  If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan.  If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable.  If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary.  The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments.  Estate or gift taxes may also apply.

Tax-Qualified Plans

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans.  Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan.  Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to fund the plan.  Owners, annuitant and beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.

Tax Treatment of Withdrawals

Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity Contracts.  It provides that if the Contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal.  Withdrawn earnings are included in a taxpayer's gross income.  Section 72 further provides that a 10% penalty will apply to the income portion of any distribution.  The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Tax-Qualified Contracts

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan.  Special tax rules may be available for certain distributions from a tax-qualified Contract.  Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A.  To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) distributions made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts; (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an  IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code).  The exceptions stated in items (4) and (6) above do not apply in the case of an IRA.  The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship.  Hardship withdrawals do not include any earnings on salary reduction contributions.  These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988.  The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans.  Tax penalties may also apply.  While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion.  Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes – Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA.  Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used.  Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement.  In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2.  Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations.  For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.
If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used.  Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs.  If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Types of Tax-Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans.  Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan.  Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan.  Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson's administrative procedures.  Jackson is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson specifically consents to be bound.  Owners, annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred.  However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan.  Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used.  Such descriptions are not exhaustive and are for general informational purposes only.  The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances.  Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein.  Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization.  Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations.  Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts.  (See "Tax Treatment of Withdrawals – Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women.  The Contracts sold by Jackson in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex.  Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

(a) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code.  These qualifying employers may make contributions to the Contracts for the benefit of their employees.  Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract.  The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.  Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts.  Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity").  Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual's gross income.  IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions.  Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA.  Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(c) Roth IRA Annuities

Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity.  Purchase payments for Roth IRA annuities are limited to a maximum of $5,000 for 2012 .  The limit will be adjusted annually for inflation in $500 increments.  In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions.  The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000.  The same contribution and catch-up contributions are also available for purchasers of Traditional IRA annuities.

Lower maximum limitations apply to individuals above certain adjusted gross income levels.  For 2012 , these levels are $ 110 ,000 in the case of single taxpayers, $ 173 ,000 in the case of married taxpayers filing joint returns, and $0 in the case of married taxpayers filing separately.  These levels are indexed annually in $1,000 increments.

An overall $5,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

Qualified distributions from Roth IRA annuities are free from federal income tax.  A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor.  Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution.  Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity.  The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity.  Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity.  The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over.  For rollovers in 2010, the income may be reported ratably in 2011 and 2012.  There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

(d) Pension and Profit-Sharing Plans

The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees.  These retirement plans may permit the purchase of the Contracts to provide benefits under the plan.  Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan.  The tax consequences to owners may vary depending upon the particular plan design.  However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders.  Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(e) Eligible Deferred Compensation Plans - Section 457

Under Code provisions, employees and independent Contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code.  The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary.   As a general rule, the maximum amount that can be deferred in any one year is the lesser of 100% of the participant's includible compensation or the $17,000 elective deferral limitation in 2012 .  The limit is indexed for inflation in $500 increments annually thereafter.  In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions.  The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $5,500.

The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.
In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age.  Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries.  For this purpose, custodial accounts and certain annuity Contracts are treated as trusts.  The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer.  In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code.  In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participant:

●	attains age 70 1/2,
●	severs employment,
●	dies, or
●	suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457.  Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

Annuity Provisions

Variable Annuity Payment

The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract.  The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment.  That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment.  The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

Annuity Unit Value

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established.  The value may increase or decrease from one business day to the next.  The income option tables contained in the Contract are based on an assumed investment rate of 3%.

The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation, calculated by use of the Net Investment Factor, described below. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3%.

Net Investment Factor

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

(a)	is the net result of:
	(1)	the net asset value of a Fund's share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus
	(2)	the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus
(3)
a per share credit or charge with respect to any taxes paid or reserved for by Jackson during the valuation period which are determined by Jackson to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

(b)	is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and
(c)
is the asset charge factor determined by Jackson for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

Condensed Financial Information

Accumulation Unit Values

The tables reflect the accumulation unit values for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated – for Contracts with all levels of charges (and combinations of optional endorsements). The tables do not provide partial year information.  The tables provide accumulation unit values and the number of accumulation units outstanding only if that information is available throughout the period.  Where accumulation unit values and the number of accumulation units outstanding are unavailable, either because of a partial year or a Fund not being offered, a “N/A” is provided.

This information derives from the financial statements of the Separate Account, which together constitute the Separate Account’s condensed financial information.  Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus.  Also, please ask about the more timely accumulation unit values that are available for each Investment Division.

Accumulation Unit Values
Base Contract - 0.50%

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	$8.97	$8.00	N/A	N/A
End of period	$8.65	$8.97	N/A	N/A
Accumulation units outstanding at the end of period	7,485	7,279	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	$10.15	$9.18	N/A	N/A
End of period	$10.17	$10.15	N/A	N/A
Accumulation units outstanding at the end of period	42,077	42,290	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$9.49	$8.42	N/A	N/A
End of period	$9.36	$9.49	N/A	N/A
Accumulation units outstanding at the end of period	10,371	10,322	N/A	N/A

Accumulation Unit Values
Base Contract - 0.70%

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	$8.90	$7.95	N/A	N/A
End of period	$8.56	$8.90	N/A	N/A
Accumulation units outstanding at the end of period	-	-	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	$10.07	$9.13	N/A	N/A
End of period	$10.07	$10.07	N/A	N/A
Accumulation units outstanding at the end of period	-	-	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$9.42	$8.37	N/A	N/A
End of period	$9.27	$9.42	N/A	N/A
Accumulation units outstanding at the end of period	-	-	N/A	N/A

Accumulation Unit Values
Base Contract - 0.75%

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	$8.88	$7.94	N/A	N/A
End of period	$8.54	$8.88	N/A	N/A
Accumulation units outstanding at the end of period	32,867	34,781	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	$10.05	$9.12	N/A	N/A
End of period	$10.05	$10.05	N/A	N/A
Accumulation units outstanding at the end of period	13,899	11,018	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$9.40	$8.36	N/A	N/A
End of period	$9.25	$9.40	N/A	N/A
Accumulation units outstanding at the end of period	31,402	32,197	N/A	N/A

Accumulation Unit Values
Base Contract - 1.05%

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	$8.78	$7.87	N/A	N/A
End of period	$8.42	$8.78	N/A	N/A
Accumulation units outstanding at the end of period	17,317	22,877	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	$9.93	$9.04	N/A	N/A
End of period	$9.90	$9.93	N/A	N/A
Accumulation units outstanding at the end of period	4,450	4,362	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$9.29	$8.28	N/A	N/A
End of period	$9.11	$9.29	N/A	N/A
Accumulation units outstanding at the end of period	21,617	21,797	N/A	N/A

Jackson National Separate Account I

Financial Statements

December 31, 2011

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2011

	JNL Disciplined Growth Portfolio	JNL Disciplined Moderate Portfolio	JNL Disciplined Moderate Growth Portfolio	JNL Institutional Alt 20 Portfolio	JNL Institutional Alt 35 Portfolio	JNL Institutional Alt 50 Portfolio	JNL Institutional Alt 65 Portfolio	JNL/American Funds Blue Chip Income and Growth Portfolio	JNL/American Funds Global Bond Portfolio	JNL/American Funds Global Small Capitalization Portfolio
Assets
Investments, at value (a)	$168,700,101	$427,041,788	$473,992,515	$871,891,705	$1,349,313,032	$1,759,138,491	$942,912,966	$379,980,507	$322,986,887	$121,399,416
Receivables:
Investment securities sold	14,463	141,255	65,709	308,788	374,886	776,542	425,265	1,063,789	37,049	8,810
Sub-account units sold	4,347	547,087	774,211	1,090,865	1,985,734	1,621,181	84,808	1,415,626	877,927	448,872
Total assets	168,718,911	427,730,130	474,832,435	873,291,358	1,351,673,652	1,761,536,214	943,423,039	382,459,922	323,901,863	121,857,098

Liabilities
Payables:
Investment securities purchased	4,347	547,087	774,211	1,090,865	1,985,734	1,621,181	84,808	1,415,626	877,927	448,872
Sub-account units redeemed	7,580	123,498	46,556	274,307	320,352	703,781	385,857	1,048,460	23,611	3,872
Insurance fees due to Jackson	6,883	17,757	19,153	34,481	54,534	72,761	39,408	15,329	13,438	4,938
Total liabilities	18,810	688,342	839,920	1,399,653	2,360,620	2,397,723	510,073	2,479,415	914,976	457,682
Net assets (Note 7)	$168,700,101	$427,041,788	$473,992,515	$871,891,705	$1,349,313,032	$1,759,138,491	$942,912,966	$379,980,507	$322,986,887	$121,399,416

(a) Investment shares	20,648,727	43,575,693	53,138,174	63,089,125	94,028,783	120,077,713	62,652,024	37,216,504	29,850,914	13,564,181
Investments at cost	$166,587,581	$408,749,318	$454,651,469	$849,857,954	$1,326,580,981	$1,751,586,646	$952,764,993	$376,423,867	$321,516,420	$139,641,740

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2011

	JNL/American Funds Growth-Income Portfolio	JNL/American Funds International Portfolio	JNL/American Funds New World Portfolio	JNL/BlackRock Commodity Securities Portfolio	JNL/BlackRock Global Allocation Portfolio	JNL/Brookfield Global Infrastructure Portfolio	JNL/Capital Guardian Global Balanced Portfolio	JNL/Capital Guardian Global Diversified Research Portfolio	JNL/Capital Guardian U.S. Growth Equity Portfolio	JNL/Eagle Core Equity Portfolio
Assets
Investments, at value (a)	$430,285,946	$200,814,285	$261,975,156	$797,267,266	$494,124,819	$981,190	$351,568,128	$286,171,678	$424,723,680	$136,792,536
Receivables:
Investment securities sold	235,224	32,034	566,097	643,156	572,274	40	134,235	190,692	220,743	60,578
Sub-account units sold	1,877,293	416,605	422,213	771,173	1,993,057	45,465	147,000	108,599	199,005	79,457
Total assets	432,398,463	201,262,924	262,963,466	798,681,595	496,690,150	1,026,695	351,849,363	286,470,969	425,143,428	136,932,571

Liabilities
Payables:
Investment securities purchased	1,877,293	416,605	422,213	771,173	1,993,057	45,465	147,000	108,599	199,005	79,457
Sub-account units redeemed	217,859	23,984	555,346	609,386	551,873	-	119,616	178,805	203,381	54,975
Insurance fees due to Jackson	17,365	8,050	10,751	33,770	20,401	40	14,619	11,887	17,362	5,603
Total liabilities	2,112,517	448,639	988,310	1,414,329	2,565,331	45,505	281,235	299,291	419,748	140,035
Net assets (Note 7)	$430,285,946	$200,814,285	$261,975,156	$797,267,266	$494,124,819	$981,190	$351,568,128	$286,171,678	$424,723,680	$136,792,536

(a) Investment shares	42,309,336	21,756,694	27,035,620	78,548,499	49,861,233	94,710	39,193,771	13,025,566	19,958,820	18,920,129
Investments at cost	$430,479,161	$223,427,827	$286,941,165	$789,013,338	$502,783,913	$959,021	$363,318,681	$277,003,343	$387,414,797	$138,299,728

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2011

	JNL/Eagle SmallCap Equity Portfolio	JNL/Franklin Templeton Founding Strategy Portfolio	JNL/Franklin Templeton Global Growth Portfolio	JNL/Franklin Templeton Global Multisector Bond Portfolio	JNL/Franklin Templeton Income Portfolio	JNL/Franklin Templeton Inter- national Small Cap Growth Portfolio	JNL/Franklin Templeton Mutual Shares Portfolio	JNL/Franklin Templeton Small Cap Value Portfolio	JNL/ Goldman Sachs Core Plus Bond Portfolio	JNL/Goldman Sachs Emerging Markets Debt Portfolio
Assets
Investments, at value (a)	$624,638,253	$1,002,735,899	$150,196,888	$3,209,081	$830,111,442	$159,531,090	$310,556,587	$261,575,730	$576,803,500	$325,784,260
Receivables:
Investment securities sold	869,926	206,745	59,096	129	552,777	97,822	30,369	371,786	220,939	252,568
Sub-account units sold	2,969,833	1,111,775	134,553	134,595	1,826,586	88,364	626,364	281,144	637,415	156,921
Total assets	628,478,012	1,004,054,419	150,390,537	3,343,805	832,490,805	159,717,276	311,213,320	262,228,660	577,661,854	326,193,749

Liabilities
Payables:
Investment securities purchased	2,969,833	1,111,775	134,553	134,595	1,826,586	88,364	626,364	281,144	637,415	156,921
Sub-account units redeemed	843,444	163,735	52,914	-	517,618	91,110	17,591	360,667	196,454	238,819
Insurance fees due to Jackson	26,482	43,010	6,182	129	35,159	6,712	12,778	11,119	24,485	13,749
Total liabilities	3,839,759	1,318,520	193,649	134,724	2,379,363	186,186	656,733	652,930	858,354	409,489
Net assets (Note 7)	$624,638,253	$1,002,735,899	$150,196,888	$3,209,081	$830,111,442	$159,531,090	$310,556,587	$261,575,730	$576,803,500	$325,784,260

(a) Investment shares	30,984,040	116,868,986	19,972,990	318,994	83,512,218	23,154,004	37,780,607	24,469,198	47,201,596	27,080,986
Investments at cost	$631,005,224	$1,018,051,655	$157,832,378	$3,202,813	$824,375,312	$168,445,652	$306,374,466	$241,248,963	$576,714,568	$356,842,200

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2011

	JNL/ Goldman Sachs Mid Cap Value Portfolio	JNL/Goldman Sachs U.S. Equity Flex Portfolio	JNL/Invesco Global Real Estate Portfolio	JNL/Invesco International Growth Portfolio	JNL/Invesco Large Cap Growth Portfolio	JNL/Invesco Small Cap Growth Portfolio	JNL/Ivy Asset Strategy Portfolio	JNL/JPMorgan International Value Portfolio	JNL/JPMorgan MidCap Growth Portfolio	JNL/JPMorgan U.S.Government & Quality Bond Portfolio
Assets
Investments, at value (a)	$282,267,994	$92,895,322	$408,951,982	$283,950,685	$301,830,861	$167,007,878	$1,322,819,085	$263,257,829	$199,952,299	$715,933,527
Receivables:
Investment securities sold	237,961	53,423	406,530	233,224	569,426	100,311	394,985	87,431	219,462	1,801,201
Sub-account units sold	335,792	26,040	378,958	217,897	577,328	109,543	1,156,211	226,328	272,228	2,010,626
Total assets	282,841,747	92,974,785	409,737,470	284,401,806	302,977,615	167,217,732	1,324,370,281	263,571,588	200,443,989	719,745,354

Liabilities
Payables:
Investment securities purchased	335,792	26,040	378,958	217,897	577,328	109,543	1,156,211	226,328	272,228	2,010,626
Sub-account units redeemed	225,998	49,511	389,314	221,437	556,541	93,218	339,759	76,183	211,114	1,769,939
Insurance fees due to Jackson	11,963	3,912	17,216	11,787	12,885	7,093	55,226	11,248	8,348	31,262
Total liabilities	573,753	79,463	785,488	451,121	1,146,754	209,854	1,551,196	313,759	491,690	3,811,827
Net assets (Note 7)	$282,267,994	$92,895,322	$408,951,982	$283,950,685	$301,830,861	$167,007,878	$1,322,819,085	$263,257,829	$199,952,299	$715,933,527

(a) Investment shares	29,525,941	12,707,978	52,767,998	29,701,954	25,731,531	13,307,401	125,266,959	41,457,926	10,613,179	51,506,009
Investments at cost	$286,612,069	$93,025,207	$436,773,960	$294,479,907	$304,524,307	$163,604,009	$1,385,005,733	$323,230,786	$195,503,466	$690,182,012

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2011

	JNL/Lazard Emerging Markets Portfolio	JNL/Lazard Mid Cap Equity Portfolio	JNL/M&G Global Basics Portfolio	JNL/M&G Global Leaders Portfolio	JNL/MCM 10 x 10 Portfolio	JNL/MCM 25 Portfolio	JNL/MCM Bond Index Portfolio	JNL/MCM Communications Sector Portfolio	JNL/MCM Consumer Brands Sector Portfolio	JNL/MCM Dow 10 Portfolio
Assets
Investments, at value (a)	$738,739,472	$206,247,683	$54,018,976	$28,846,795	$244,930,462	$501,983,815	$597,159,838	$53,185,018	$107,188,662	$491,868,277
Receivables:
Investment securities sold	388,139	89,491	31,409	6,221	739,435	877,101	1,286,792	176,877	77,903	752,257
Sub-account units sold	378,626	232,028	113,562	37,717	21,288	603,644	848,126	27,248	522,874	1,971,479
Total assets	739,506,237	206,569,202	54,163,947	28,890,733	245,691,185	503,464,560	599,294,756	53,389,143	107,789,439	494,592,013

Liabilities
Payables:
Investment securities purchased	378,626	232,028	113,562	37,717	21,288	603,644	848,126	27,248	522,874	1,971,479
Sub-account units redeemed	357,088	80,722	29,105	5,010	729,300	855,514	1,260,977	174,531	73,292	730,934
Insurance fees due to Jackson	31,051	8,769	2,304	1,211	10,135	21,587	25,815	2,346	4,611	21,323
Total liabilities	766,765	321,519	144,971	43,938	760,723	1,480,745	2,134,918	204,125	600,777	2,723,736
Net assets (Note 7)	$738,739,472	$206,247,683	$54,018,976	$28,846,795	$244,930,462	$501,983,815	$597,159,838	$53,185,018	$107,188,662	$491,868,277

(a) Investment shares	75,151,523	18,991,499	4,107,907	2,768,406	30,886,565	37,857,000	49,311,300	16,314,423	10,179,360	41,648,457
Investments at cost	$796,546,653	$207,741,369	$57,188,484	$32,360,137	$235,975,163	$453,022,490	$578,846,546	$54,239,275	$99,542,750	$426,985,031

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2011

	JNL/MCM Dow Dividend Portfolio	JNL/MCM Emerging Markets Index Portfolio	JNL/MCM European 30 Portfolio	JNL/MCM Financial Sector Portfolio	JNL/MCM Global 15 Portfolio	JNL/MCM Global Alpha Portfolio	JNL/MCM Healthcare Sector Portfolio	JNL/MCM Index 5 Portfolio	JNL/MCM International Index Portfolio	JNL/MCM JNL 5 Portfolio
Assets
Investments, at value (a)	$296,677,537	$3,374,671	$19,792,732	$151,290,663	$400,432,543	$50,621,864	$252,885,376	$380,323,403	$407,504,533	$2,666,783,605
Receivables:
Investment securities sold	121,934	342	4,214	67,923	531,723	30,210	159,659	913,982	187,318	1,137,261
Sub-account units sold	1,842,838	67,909	7,396	309,959	463,991	14,756	516,968	1,439,232	488,752	1,034,038
Total assets	298,642,309	3,442,922	19,804,342	151,668,545	401,428,257	50,666,830	253,562,003	382,676,617	408,180,603	2,668,954,904

Liabilities
Payables:
Investment securities purchased	1,842,838	67,909	7,396	309,959	463,991	14,756	516,968	1,439,232	488,752	1,034,038
Sub-account units redeemed	109,189	198	3,395	61,255	514,277	28,067	148,789	898,574	170,008	1,020,683
Insurance fees due to Jackson	12,745	144	819	6,668	17,446	2,143	10,870	15,408	17,310	116,578
Total liabilities	1,964,772	68,251	11,610	377,882	995,714	44,966	676,627	2,353,214	676,070	2,171,299
Net assets (Note 7)	$296,677,537	$3,374,671	$19,792,732	$151,290,663	$400,432,543	$50,621,864	$252,885,376	$380,323,403	$407,504,533	$2,666,783,605

(a) Investment shares	43,437,414	371,660	2,011,456	24,362,426	25,767,860	4,789,202	20,263,251	40,851,064	38,371,425	324,032,030
Investments at cost	$320,664,141	$3,357,375	$23,096,122	$162,194,694	$404,128,548	$49,782,269	$239,349,840	$359,511,697	$472,336,945	$3,250,153,679

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2011

	JNL/MCM JNL Optimized 5 Portfolio	JNL/MCM Nasdaq 25 Portfolio	JNL/MCM NYSE International 25 Portfolio	JNL/MCM Oil & Gas Sector Portfolio	JNL/MCM Pacific Rim 30 Portfolio	JNL/MCM S&P 10 Portfolio	JNL/MCM S&P 24 Portfolio	JNL/MCM S&P 400 MidCap Index Portfolio	JNL/MCM S&P 500 Index Portfolio	JNL/MCM S&P SMid 60 Portfolio
Assets
Investments, at value (a)	$325,679,592	$147,276,166	$66,406,850	$796,202,477	$41,344,163	$205,873,814	$53,978,700	$463,970,392	$892,032,456	$158,327,332
Receivables:
Investment securities sold	62,797	1,953,676	44,594	566,469	13,970	352,075	62,714	444,368	619,867	262,781
Sub-account units sold	74,149	188,125	34,702	601,941	22,403	219,841	115,290	541,917	655,172	180,888
Total assets	325,816,538	149,417,967	66,486,146	797,370,887	41,380,536	206,445,730	54,156,704	464,956,677	893,307,495	158,771,001

Liabilities
Payables:
Investment securities purchased	74,149	188,125	34,702	601,941	22,403	219,841	115,290	541,917	655,172	180,888
Sub-account units redeemed	48,590	1,947,110	41,723	531,434	12,267	343,161	60,417	424,369	582,290	255,936
Insurance fees due to Jackson	14,207	6,566	2,871	35,035	1,703	8,914	2,297	19,999	37,577	6,845
Total liabilities	136,946	2,141,801	79,296	1,168,410	36,373	571,916	178,004	986,285	1,275,039	443,669
Net assets (Note 7)	$325,679,592	$147,276,166	$66,406,850	$796,202,477	$41,344,163	$205,873,814	$53,978,700	$463,970,392	$892,032,456	$158,327,332

(a) Investment shares	41,487,846	12,620,066	12,184,743	29,026,704	3,480,148	22,256,629	5,092,330	36,247,687	85,117,601	15,944,344
Investments at cost	$372,226,490	$140,270,019	$90,581,291	$768,525,017	$42,077,456	$254,142,619	$50,320,200	$461,736,229	$844,399,652	$156,665,019

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2011

	JNL/MCM Select Small-Cap Portfolio	JNL/MCM Small Cap Index Portfolio	JNL/MCM Technology Sector Portfolio	JNL/MCM Value Line 30 Portfolio	JNL/MCM VIP Portfolio	Oppenheimer Global Growth Portfolio	JNL/PAM Asia ex-Japan Portfolio	JNL/PAM China-India Portfolio	JNL/PIMCO Real Return Portfolio	JNL/PIMCO Total Return Bond Portfolio
Assets
Investments, at value (a)	$239,194,860	$411,164,252	$313,873,224	$366,235,557	$244,473,860	$284,665,622	$100,654,513	$272,733,798	$1,526,238,655	$2,980,926,848
Receivables:
Investment securities sold	376,966	410,110	1,069,827	166,119	78,475	122,825	73,897	173,721	604,967	3,563,837
Sub-account units sold	278,048	256,355	146,731	172,983	50,283	492,470	85,597	353,613	2,478,220	3,999,882
Total assets	239,849,874	411,830,717	315,089,782	366,574,659	244,602,618	285,280,917	100,814,007	273,261,132	1,529,321,842	2,988,490,567

Liabilities
Payables:
Investment securities purchased	278,048	256,355	146,731	172,983	50,283	492,470	85,597	353,613	2,478,220	3,999,882
Sub-account units redeemed	366,615	392,459	1,056,267	149,744	67,819	110,874	69,586	162,194	538,859	3,436,540
Insurance fees due to Jackson	10,351	17,651	13,560	16,375	10,656	11,951	4,311	11,527	66,108	127,297
Total liabilities	655,014	666,465	1,216,558	339,102	128,758	615,295	159,494	527,334	3,083,187	7,563,719
Net assets (Note 7)	$239,194,860	$411,164,252	$313,873,224	$366,235,557	$244,473,860	$284,665,622	$100,654,513	$272,733,798	$1,526,238,655	$2,980,926,848

(a) Investment shares	21,510,329	35,567,842	44,647,685	36,189,284	36,929,586	29,807,919	14,277,236	45,304,618	118,958,586	237,334,940
Investments at cost	$295,108,286	$396,333,569	$300,707,405	$475,994,922	$293,163,344	$304,395,787	$118,728,884	$350,116,619	$1,471,660,858	$2,983,943,122

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2011

	JNL/PPM America Floating Rate Income Portfolio	JNL/ PPM America High Yield Bond Portfolio	JNL/ PPM America Mid Cap Value Portfolio	JNL/ PPM America Small Cap Value Portfolio	JNL/ PPM America Value Equity Portfolio	JNL/ Red Rocks Listed Private Equity Portfolio	JNL/S&P 4 Portfolio	JNL/S&P Competitive Advantage Portfolio	JNL/S&P Dividend Income & Growth Portfolio	JNL/S&P Intrinsic Value Portfolio
Assets
Investments, at value (a)	$129,210,316	$870,828,267	$87,885,858	$65,195,273	$97,153,573	$308,656,825	$956,114,424	$153,398,260	$529,068,741	$197,439,929
Receivables:
Investment securities sold	158,512	334,824	248,575	27,648	69,341	114,969	147,599	811,192	101,352	725,622
Sub-account units sold	164,288	3,317,596	159,527	176,286	32,305	164,762	330,478	1,152,883	5,063,262	357,960
Total assets	129,533,116	874,480,687	88,293,960	65,399,207	97,255,219	308,936,556	956,592,501	155,362,335	534,233,355	198,523,511

Liabilities
Payables:
Investment securities purchased	164,288	3,317,596	159,527	176,286	32,305	164,762	330,478	1,152,883	5,063,262	357,960
Sub-account units redeemed	152,838	297,138	244,748	24,811	65,287	102,024	106,655	804,710	79,071	717,068
Insurance fees due to Jackson	5,674	37,686	3,827	2,837	4,054	12,945	40,944	6,482	22,281	8,554
Total liabilities	322,800	3,652,420	408,102	203,934	101,646	279,731	478,077	1,964,075	5,164,614	1,083,582
Net assets (Note 7)	$129,210,316	$870,828,267	$87,885,858	$65,195,273	$97,153,573	$308,656,825	$956,114,424	$153,398,260	$529,068,741	$197,439,929

(a) Investment shares	12,831,213	133,767,783	8,986,284	7,752,113	8,552,251	42,573,355	87,556,266	14,008,973	49,445,677	19,943,427
Investments at cost	$128,482,646	$885,641,651	$91,222,298	$73,767,162	$100,476,107	$392,251,238	$847,077,375	$147,118,182	$489,919,551	$205,552,635

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2011

	JNL/ S&P Managed Aggressive Growth Portfolio	JNL/ S&P Managed Conservative Portfolio	JNL/ S&P Managed Growth Portfolio	JNL/ S&P Managed Moderate Portfolio	JNL/ S&P Managed Moderate Growth Portfolio	JNL/S&P Total Yield Portfolio	JNL/T. Rowe Price Established Growth Portfolio	JNL/T. Rowe Price Mid-Cap Growth Portfolio	JNL/T. Rowe Price Short-Term Bond Portfolio	JNL/T. Rowe Price Value Portfolio
Assets
Investments, at value (a)	$748,866,350	$1,187,613,643	$2,273,055,809	$1,942,414,122	$3,240,548,028	$80,014,712	$901,594,022	$1,176,490,950	$493,476,706	$431,971,301
Receivables:
Investment securities sold	137,086	359,211	1,385,114	3,968,090	804,626	252,610	538,289	2,830,144	346,520	262,990
Sub-account units sold	351,639	1,467,910	1,077,763	1,884,909	5,609,445	191,050	862,717	572,082	695,780	439,430
Total assets	749,355,075	1,189,440,764	2,275,518,686	1,948,267,121	3,246,962,099	80,458,372	902,995,028	1,179,893,176	494,519,006	432,673,721

Liabilities
Payables:
Investment securities purchased	351,639	1,467,910	1,077,763	1,884,909	5,609,445	191,050	862,717	572,082	695,780	439,430
Sub-account units redeemed	106,477	308,155	1,291,721	3,886,363	670,241	249,139	501,001	2,780,945	325,291	244,645
Insurance fees due to Jackson	30,609	51,056	93,393	81,727	134,385	3,471	37,288	49,199	21,229	18,345
Total liabilities	488,725	1,827,121	2,462,877	5,852,999	6,414,071	443,660	1,401,006	3,402,226	1,042,300	702,420
Net assets (Note 7)	$748,866,350	$1,187,613,643	$2,273,055,809	$1,942,414,122	$3,240,548,028	$80,014,712	$901,594,022	$1,176,490,950	$493,476,706	$431,971,301

(a) Investment shares	65,062,237	108,358,909	212,435,122	173,740,083	287,537,536	9,239,574	42,994,469	43,800,854	49,795,833	41,258,004
Investments at cost	$744,203,550	$1,181,169,006	$2,269,116,322	$1,916,232,749	$3,251,816,450	$84,879,999	$835,866,622	$1,186,425,527	$495,739,509	$435,924,135

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2011

	JNL/WMC Balanced Portfolio	JNL/WMC Money Market Portfolio	JNL/WMC Value Portfolio
Assets
Investments, at value (a)	$1,709,810,948	$1,010,792,969	$362,133,240
Receivables:
Investment securities sold	828,406	3,201,261	546,716
Sub-account units sold	2,343,205	4,323,894	235,491
Total assets	1,712,982,559	1,018,318,124	362,915,447

Liabilities
Payables:
Investment securities purchased	2,343,205	4,323,894	235,491
Sub-account units redeemed	759,621	3,157,041	531,647
Insurance fees due to Jackson	68,785	44,220	15,069
Total liabilities	3,171,611	7,525,155	782,207
Net assets (Note 7)	$1,709,810,948	$1,010,792,969	$362,133,240

(a) Investment shares	101,713,917	1,010,792,969	21,517,127
Investments at cost	$1,610,971,478	$1,010,792,969	$349,523,742

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2011

	JNL Disciplined Growth Portfolio	JNL Disciplined Moderate Portfolio	JNL Disciplined Moderate Growth Portfolio	JNL Institutional Alt 20 Portfolio	JNL Institutional Alt 35 Portfolio	JNL Institutional Alt 50 Portfolio	JNL Institutional Alt 65 Portfolio	JNL/American Funds Blue Chip Income and Growth Portfolio	JNL/American Funds Global Bond Portfolio	JNL/American Funds Global Small Capitalization Portfolio
Investment income
Dividends	$1,658,519	$5,130,430	$4,723,200	$7,496,251	$10,201,017	$12,399,370	$6,728,661	$1,782,353	$2,258,184	$391,238

Expenses
Insurance charges (Note 3)	2,278,553	5,781,851	6,223,762	10,769,361	17,031,628	21,487,170	14,132,226	3,915,074	3,369,764	1,583,115
Total expenses	2,278,553	5,781,851	6,223,762	10,769,361	17,031,628	21,487,170	14,132,226	3,915,074	3,369,764	1,583,115
Net investment income (loss)	(620,034)	(651,421)	(1,500,562)	(3,273,110)	(6,830,611)	(9,087,800)	(7,403,565)	(2,132,721)	(1,111,580)	(1,191,877)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	704,467	1,421,202	2,146,459	2,581,075	498	142,445	63,183
Investments	3,572,468	5,386,294	6,125,351	8,135,383	13,141,893	18,388,440	13,518,465	504,405	2,303,332	(159,191)
Net change in unrealized appreciation
(depreciation) on investments	(11,794,460)	(9,394,309)	(17,535,212)	(41,964,351)	(82,671,160)	(116,292,737)	(91,624,919)	(7,738,861)	571,000	(25,548,658)
Net realized and unrealized gain (loss)	(8,221,992)	(4,008,015)	(11,409,861)	(33,124,501)	(68,108,065)	(95,757,838)	(75,525,379)	(7,233,958)	3,016,777	(25,644,666)

Net increase (decrease) in net assets
from operations	$(8,842,026)	$(4,659,436)	$(12,910,423)	$(36,397,611)	$(74,938,676)	$(104,845,638)	$(82,928,944)	$(9,366,679)	$1,905,197	$(26,836,543)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2011

	JNL/American Funds Growth-Income Portfolio	JNL/American Funds International Portfolio	JNL/American Funds New World Portfolio	JNL/BlackRock Commodity Securities Portfolio	JNL/BlackRock Global Allocation Portfolio	JNL/Brookfield Global Infrastructure Portfolio(a)	JNL/Capital Guardian Global Balanced Portfolio	JNL/Capital Guardian Global Diversified Research Portfolio	JNL/Capital Guardian U.S. Growth Equity Portfolio	JNL/Eagle Core Equity Portfolio
Investment income
Dividends	$1,617,396	$1,169,617	$1,206,899	$4,668,057	$2,002,429	$-	$3,832,728	$2,808,820	$1,385,812	$696,814

Expenses
Insurance charges (Note 3)	4,519,234	2,354,325	2,989,515	12,639,466	4,485,944	399	5,389,183	4,529,123	6,089,668	1,873,577
Total expenses	4,519,234	2,354,325	2,989,515	12,639,466	4,485,944	399	5,389,183	4,529,123	6,089,668	1,873,577
Net investment income (loss)	(2,901,838)	(1,184,708)	(1,782,616)	(7,971,409)	(2,483,515)	(399)	(1,556,455)	(1,720,303)	(4,703,856)	(1,176,763)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	118,141	-	-	4,547	-	-	-	-	-
Investments	1,049,178	(731,588)	(1,020,217)	25,601,623	245,072	289	1,396,155	5,719,008	12,763,201	535,049
Net change in unrealized appreciation
(depreciation) on investments	(13,642,326)	(30,346,697)	(33,970,481)	(104,708,374)	(12,017,840)	22,169	(23,051,421)	(22,846,681)	(11,885,971)	(3,153,413)
Net realized and unrealized gain (loss)	(12,593,148)	(30,960,144)	(34,990,698)	(79,106,751)	(11,768,221)	22,458	(21,655,266)	(17,127,673)	877,230	(2,618,364)

Net increase (decrease) in net assets
from operations	$(15,494,986)	$(32,144,852)	$(36,773,314)	$(87,078,160)	$(14,251,736)	$22,059	$(23,211,721)	$(18,847,976)	$(3,826,626)	$(3,795,127)

(a) Commencement of operations December 12, 2011.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2011

	JNL/Eagle SmallCap Equity Portfolio	JNL/Franklin Templeton Founding Strategy Portfolio	JNL/Franklin Templeton Global Growth Portfolio	JNL/Franklin Templeton Global Multisector Bond Portfolio(a)	JNL/Franklin Templeton Income Portfolio	JNL/Franklin Templeton Inter-national Small Cap Growth Portfolio	JNL/Franklin Templeton Mutual Shares Portfolio	JNL/Franklin Templeton Small Cap Value Portfolio	JNL/ Goldman Sachs Core Plus Bond Portfolio	JNL/Goldman Sachs Emerging Markets Debt Portfolio
Investment income
Dividends	$-	$14,848,036	$1,364,228	$-	$32,488,367	$2,407,793	$7,321,869	$699,685	$10,670,410	$17,249,119

Expenses
Insurance charges (Note 3)	8,683,707	15,964,049	2,160,857	1,417	11,756,283	2,428,900	4,236,743	3,867,439	7,790,653	5,779,872
Total expenses	8,683,707	15,964,049	2,160,857	1,417	11,756,283	2,428,900	4,236,743	3,867,439	7,790,653	5,779,872
Net investment income (loss)	(8,683,707)	(1,116,013)	(796,629)	(1,417)	20,732,084	(21,107)	3,085,126	(3,167,754)	2,879,757	11,469,247

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	34,918,191	-	-	-	-	-	-	-	19,186,832	8,436,835
Investments	27,995,004	4,483,644	1,063,103	30	11,492,218	5,435,099	3,293,661	9,212,655	7,390,716	12,014,937
Net change in unrealized appreciation
(depreciation) on investments	(82,870,232)	(35,103,309)	(13,647,319)	6,268	(27,336,572)	(32,633,737)	(14,641,324)	(21,295,070)	(7,471,550)	(58,162,357)
Net realized and unrealized gain (loss)	(19,957,037)	(30,619,665)	(12,584,216)	6,298	(15,844,354)	(27,198,638)	(11,347,663)	(12,082,415)	19,105,998	(37,710,585)

Net increase (decrease) in net assets
from operations	$(28,640,744)	$(31,735,678)	$(13,380,845)	$4,881	$4,887,730	$(27,219,745)	$(8,262,537)	$(15,250,169)	$21,985,755	$(26,241,338)

(a) Commencement of operations December 12, 2011.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2011

	JNL/ Goldman Sachs Mid Cap Value Portfolio	JNL/Goldman Sachs U.S. Equity Flex Portfolio	JNL/Invesco Global Real Estate Portfolio	JNL/Invesco International Growth Portfolio	JNL/Invesco Large Cap Growth Portfolio	JNL/Invesco Small Cap Growth Portfolio	JNL/Ivy Asset Strategy Portfolio	JNL/JPMorgan International Value Portfolio	JNL/JPMorgan MidCap Growth Portfolio	JNL/JPMorgan U.S. Government & Quality Bond Portfolio
Investment income
Dividends	$1,739,341	$118,923	$11,148,955	$2,034,481	$480,360	$-	$1,728,419	$8,288,977	$-	$15,359,238

Expenses
Insurance charges (Note 3)	4,267,943	1,552,662	6,229,241	4,436,389	4,863,849	2,873,049	18,109,317	4,753,158	3,133,400	8,493,079
Total expenses	4,267,943	1,552,662	6,229,241	4,436,389	4,863,849	2,873,049	18,109,317	4,753,158	3,133,400	8,493,079
Net investment income (loss)	(2,528,602)	(1,433,739)	4,919,714	(2,401,908)	(4,383,489)	(2,873,049)	(16,380,898)	3,535,819	(3,133,400)	6,866,159

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	8,119,586	-	-	-	-	481,040	-	-	-	-
Investments	6,950,259	2,439,616	369,017	2,949,454	10,537,363	8,413,299	6,815,912	(15,001,637)	8,229,209	13,283,320
Net change in unrealized appreciation
(depreciation) on investments	(38,018,459)	(13,894,641)	(42,497,046)	(26,745,659)	(34,207,428)	(19,998,073)	(132,792,229)	(35,245,478)	(27,720,347)	18,928,528
Net realized and unrealized gain (loss)	(22,948,614)	(11,455,025)	(42,128,029)	(23,796,205)	(23,670,065)	(11,103,734)	(125,976,317)	(50,247,115)	(19,491,138)	32,211,848

Net increase (decrease) in net assets
from operations	$(25,477,216)	$(12,888,764)	$(37,208,315)	$(26,198,113)	$(28,053,554)	$(13,976,783)	$(142,357,215)	$(46,711,296)	$(22,624,538)	$39,078,007

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2011

	JNL/Lazard Emerging Markets Portfolio	JNL/Lazard Mid Cap Equity Portfolio	JNL/M&G Global Basics Portfolio	JNL/M&G Global Leaders Portfolio	JNL/MCM 10 x 10 Portfolio	JNL/MCM 25 Portfolio	JNL/MCM Bond Index Portfolio	JNL/MCM Communications Sector Portfolio	JNL/MCM Consumer Brands Sector Portfolio	JNL/MCM Dow 10 Portfolio
Investment income
Dividends	$8,958,627	$1,359,345	$103,249	$206,298	$3,616,086	$12,691,280	$16,060,420	$1,538,122	$458,362	$-

Expenses
Insurance charges (Note 3)	13,835,987	3,150,504	809,540	432,171	3,667,643	7,768,819	8,618,745	921,254	1,275,902	6,182,921
Total expenses	13,835,987	3,150,504	809,540	432,171	3,667,643	7,768,819	8,618,745	921,254	1,275,902	6,182,921
Net investment income (loss)	(4,877,360)	(1,791,159)	(706,291)	(225,873)	(51,557)	4,922,461	7,441,675	616,868	(817,540)	(6,182,921)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	101,510	1,829,774	-	-	5,416,860	-	-	-
Investments	29,070,786	3,527,274	1,612,018	100,237	4,155,388	26,519,660	9,640,742	1,517,614	5,872,911	14,856,051
Net change in unrealized appreciation
(depreciation) on investments	(214,681,740)	(17,024,421)	(9,381,582)	(6,157,657)	(13,212,735)	2,173,778	6,271,641	(5,752,979)	(1,726,478)	51,904,589
Net realized and unrealized gain (loss)	(185,610,954)	(13,497,147)	(7,668,054)	(4,227,646)	(9,057,347)	28,693,438	21,329,243	(4,235,365)	4,146,433	66,760,640

Net increase (decrease) in net assets
from operations	$(190,488,314)	$(15,288,306)	$(8,374,345)	$(4,453,519)	$(9,108,904)	$33,615,899	$28,770,918	$(3,618,497)	$3,328,893	$60,577,719

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2011

	JNL/MCM Dow Dividend Portfolio	JNL/MCM Emerging Markets Index Portfolio(a)	JNL/MCM European 30 Portfolio	JNL/MCM Financial Sector Portfolio	JNL/MCM Global 15 Portfolio	JNL/MCM Global Alpha Portfolio	JNL/MCM Healthcare Sector Portfolio	JNL/MCM Index 5 Portfolio	JNL/MCM International Index Portfolio	JNL/MCM JNL 5 Portfolio
Investment income
Dividends	$8,128,178	$-	$427,191	$1,296,276	$-	$390,934	$1,996,009	$3,704,134	$12,012,078	$90,895,711

Expenses
Insurance charges (Note 3)	4,154,735	1,166	336,415	2,627,207	7,492,783	787,057	3,384,152	5,300,176	7,252,821	46,333,107
Total expenses	4,154,735	1,166	336,415	2,627,207	7,492,783	787,057	3,384,152	5,300,176	7,252,821	46,333,107
Net investment income (loss)	3,973,443	(1,166)	90,776	(1,330,931)	(7,492,783)	(396,123)	(1,388,143)	(1,596,042)	4,759,257	44,562,604

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	1,040,763	-	-	559,070	-	748,406	-	-
Investments	(11,680,581)	21	162,311	223,188	9,648,569	807,688	2,980,516	7,769,409	(3,967,210)	(125,700,271)
Net change in unrealized appreciation
(depreciation) on investments	19,155,724	17,296	(3,887,517)	(23,832,451)	(46,590,424)	(399,766)	9,701,112	(22,384,803)	(65,558,379)	(25,127,135)
Net realized and unrealized gain (loss)	7,475,143	17,317	(2,684,443)	(23,609,263)	(36,941,855)	966,992	12,681,628	(13,866,988)	(69,525,589)	(150,827,406)

Net increase (decrease) in net assets
from operations	$11,448,586	$16,151	$(2,593,667)	$(24,940,194)	$(44,434,638)	$570,869	$11,293,485	$(15,463,030)	$(64,766,332)	$(106,264,802)

(a) Commencement of operations August 29, 2011.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2011

	JNL/MCM JNL Optimized 5 Portfolio	JNL/MCM Nasdaq 25 Portfolio	JNL/MCM NYSE International 25 Portfolio	JNL/MCM Oil & Gas Sector Portfolio	JNL/MCM Pacific Rim 30 Portfolio	JNL/MCM S&P 10 Portfolio	JNL/MCM S&P 24 Portfolio	JNL/MCM S&P 400 MidCap Index Portfolio	JNL/MCM S&P 500 Index Portfolio	JNL/MCM S&P SMid 60 Portfolio
Investment income
Dividends	$6,882,673	$752,452	$1,933,775	$5,928,948	$570,448	$-	$254,749	$3,075,302	$15,630,541	$1,127,721

Expenses
Insurance charges (Note 3)	6,039,675	2,100,924	1,570,566	12,534,833	571,920	3,949,222	793,585	7,796,127	13,251,112	2,521,386
Total expenses	6,039,675	2,100,924	1,570,566	12,534,833	571,920	3,949,222	793,585	7,796,127	13,251,112	2,521,386
Net investment income (loss)	842,998	(1,348,472)	363,209	(6,605,885)	(1,472)	(3,949,222)	(538,836)	(4,720,825)	2,379,429	(1,393,665)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	-	1,351,614	-	-	21,935,844	6,244,594	6,502,999
Investments	(3,579,929)	8,483,162	(5,822,493)	24,526,751	1,064,164	(15,214,404)	2,854,089	23,607,911	31,520,043	10,766,000
Net change in unrealized appreciation
(depreciation) on investments	(39,484,234)	(8,655,479)	(21,031,088)	(28,296,063)	(3,767,774)	(25,669,504)	(2,832,652)	(63,720,094)	(42,818,485)	(32,508,098)
Net realized and unrealized gain (loss)	(43,064,163)	(172,317)	(26,853,581)	(3,769,312)	(1,351,996)	(40,883,908)	21,437	(18,176,339)	(5,053,848)	(15,239,099)
Net increase (decrease) in net assets
from operations	$(42,221,165)	$(1,520,789)	$(26,490,372)	$(10,375,197)	$(1,353,468)	$(44,833,130)	$(517,399)	$(22,897,164)	$(2,674,419)	$(16,632,764)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2011

	JNL/MCM Select Small-Cap Portfolio	JNL/MCM Small Cap Index Portfolio	JNL/MCM Technology Sector Portfolio	JNL/MCM Value Line 30 Portfolio	JNL/MCM VIP Portfolio	Oppenheimer Global Growth Portfolio	JNL/PAM Asia ex-Japan Portfolio	JNL/PAM China-India Portfolio	JNL/PIMCO Real Return Portfolio	JNL/PIMCO Total Return Bond Portfolio
Investment income
Dividends	$2,581,150	$3,323,974	$614,471	$-	$3,516,373	$1,762,427	$505,676	$1,089,048	$11,756,917	$84,996,665

Expenses
Insurance charges (Note 3)	4,130,968	6,861,654	4,891,408	7,745,507	4,303,825	4,372,293	1,922,950	5,004,843	18,800,774	41,525,125
Total expenses	4,130,968	6,861,654	4,891,408	7,745,507	4,303,825	4,372,293	1,922,950	5,004,843	18,800,774	41,525,125
Net investment income (loss)	(1,549,818)	(3,537,680)	(4,276,937)	(7,745,507)	(787,452)	(2,609,866)	(1,417,274)	(3,915,795)	(7,043,857)	43,471,540

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	13,663,454	6,895,799	-	-	-	7,883,223	17,680,768	59,195,901	3,605,515
Investments	(23,580,986)	23,665,312	18,492,668	(14,998,903)	(11,812,723)	221,224	5,644,409	5,153,951	28,391,246	10,266,023
Net change in unrealized appreciation
(depreciation) on investments	25,106,161	(61,192,565)	(30,635,866)	(96,327,138)	(1,275,734)	(29,553,222)	(42,633,423)	(125,975,949)	26,056,046	21,250,622
Net realized and unrealized gain (loss)	1,525,175	(23,863,799)	(5,247,399)	(111,326,041)	(13,088,457)	(29,331,998)	(29,105,791)	(103,141,230)	113,643,193	35,122,160

Net increase (decrease) in net assets
from operations	$(24,643)	$(27,401,479)	$(9,524,336)	$(119,071,548)	$(13,875,909)	$(31,941,864)	$(30,523,065)	$(107,057,025)	$106,599,336	$78,593,700

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2011

	JNL/PPM America Floating Rate Income Portfolio	JNL/ PPM America High Yield Bond Portfolio	JNL/ PPM America Mid Cap Value Portfolio	JNL/ PPM America Small Cap Value Portfolio	JNL/ PPM America Value Equity Portfolio	JNL/ Red Rocks Listed Private Equity Portfolio	JNL/S&P 4 Portfolio	JNL/S&P Competitive Advantage Portfolio	JNL/S&P Dividend Income & Growth Portfolio	JNL/S&P Intrinsic Value Portfolio
Investment income
Dividends	$-	$56,518,488	$106,613	$134,269	$1,232,654	$32,260,260	$43,069,610	$1,025,286	$5,985,080	$1,482,691

Expenses
Insurance charges (Note 3)	892,220	12,836,600	1,683,920	1,119,209	1,677,114	5,765,276	13,630,189	1,564,851	5,006,165	2,420,621
Total expenses	892,220	12,836,600	1,683,920	1,119,209	1,677,114	5,765,276	13,630,189	1,564,851	5,006,165	2,420,621
Net investment income (loss)	(892,220)	43,681,888	(1,577,307)	(984,940)	(444,460)	26,494,984	29,439,421	(539,565)	978,915	(937,930)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	923,926	5,485,478	-	7,439,634	3,984,343	9,059,477	6,056,922	11,698,766
Investments	(979,323)	33,871,368	2,229,083	(213,540)	159,361	11,964,825	43,715,323	6,070,286	11,289,252	3,042,753
Net change in unrealized appreciation
(depreciation) on investments	727,670	(53,312,026)	(15,500,672)	(14,059,198)	(9,035,759)	(136,194,950)	(43,842,978)	(5,095,398)	18,982,334	(13,625,913)
Net realized and unrealized gain (loss)	(251,653)	(19,440,658)	(12,347,663)	(8,787,260)	(8,876,398)	(116,790,491)	3,856,688	10,034,365	36,328,508	1,115,606

Net increase (decrease) in net assets
from operations	$(1,143,873)	$24,241,230	$(13,924,970)	$(9,772,200)	$(9,320,858)	$(90,295,507)	$33,296,109	$9,494,800	$37,307,423	$177,676

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2011

	JNL/ S&P Managed Aggressive Growth Portfolio	JNL/ S&P Managed Conservative Portfolio	JNL/ S&P Managed Growth Portfolio	JNL/ S&P Managed Moderate Portfolio	JNL/ S&P Managed Moderate Growth Portfolio	JNL/S&P Total Yield Portfolio	JNL/T. Rowe Price Established Growth Portfolio	JNL/T. Rowe Price Mid-Cap Growth Portfolio	JNL/T. Rowe Price Short-Term Bond Portfolio	JNL/T. Rowe Price Value Portfolio
Investment income
Dividends	$4,952,400	$24,434,418	$15,937,598	$34,811,982	$49,765,809	$868,956	$-	$184,087	$5,154,085	$5,910,451

Expenses
Insurance charges (Note 3)	11,288,518	16,091,091	32,893,514	27,153,076	46,143,921	1,121,971	13,238,389	17,474,671	6,327,784	6,722,841
Total expenses	11,288,518	16,091,091	32,893,514	27,153,076	46,143,921	1,121,971	13,238,389	17,474,671	6,327,784	6,722,841
Net investment income (loss)	(6,336,118)	8,343,327	(16,955,916)	7,658,906	3,621,888	(253,015)	(13,238,389)	(17,290,584)	(1,173,699)	(812,390)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	15,567,055	11,156,256	16,854,176	55,870,650	4,014,520	-	98,678,675	-	-
Investments	13,311,715	13,410,232	22,739,508	18,335,298	31,187,273	1,320,634	27,711,857	41,678,939	1,010,047	3,102,219
Net change in unrealized appreciation
(depreciation) on investments	(60,089,470)	(23,254,846)	(131,808,284)	(61,564,342)	(189,817,685)	(9,552,230)	(44,647,287)	(171,994,360)	(1,372,538)	(20,409,752)
Net realized and unrealized gain (loss)	(46,777,755)	5,722,441	(97,912,520)	(26,374,868)	(102,759,762)	(4,217,076)	(16,935,430)	(31,636,746)	(362,491)	(17,307,533)

Net increase (decrease) in net assets
from operations	$(53,113,873)	$14,065,768	$(114,868,436)	$(18,715,962)	$(99,137,874)	$(4,470,091)	$(30,173,819)	$(48,927,330)	$(1,536,190)	$(18,119,923)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2011

	JNL/WMC	JNL/WMC	JNL/WMC
	Balanced	Money Market	Value
	Portfolio	Portfolio	Portfolio
Investment income
Dividends	$17,453,370	$27,511	$3,766,950

Expenses
Insurance charges (Note 3)	21,780,281	13,910,932	5,587,477
Total expenses	21,780,281	13,910,932	5,587,477
Net investment income (loss)	(4,326,911)	(13,883,421)	(1,820,527)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	8,225	-
Investments	18,280,982	-	7,716,798
Net change in unrealized appreciation
(depreciation) on investments	8,658,030	-	(19,747,706)
Net realized and unrealized gain (loss)	26,939,012	8,225	(12,030,908)

Net increase (decrease) in net assets
from operations	$22,612,101	$(13,875,196)	$(13,851,435)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL Disciplined Growth Portfolio	JNL Disciplined Moderate Portfolio	JNL Disciplined Moderate Growth Portfolio	JNL Institutional Alt 20 Portfolio	JNL Institutional Alt 35 Portfolio	JNL Institutional Alt 50 Portfolio	JNL Institutional Alt 65 Portfolio	JNL/American Funds Blue Chip Income and Growth Portfolio	JNL/American Funds Global Bond Portfolio	JNL/American Funds Global Small Capitalization Portfolio
Operations
Net investment income (loss)	$(620,034)	$(651,421)	$(1,500,562)	$(3,273,110)	$(6,830,611)	$(9,087,800)	$(7,403,565)	$(2,132,721)	$(1,111,580)	$(1,191,877)
Net realized gain (loss) on investments	3,572,468	5,386,294	6,125,351	8,839,850	14,563,095	20,534,899	16,099,540	504,903	2,445,777	(96,008)
Net change in unrealized appreciation
(depreciation) on investments	(11,794,460)	(9,394,309)	(17,535,212)	(41,964,351)	(82,671,160)	(116,292,737)	(91,624,919)	(7,738,861)	571,000	(25,548,658)
Net increase (decrease) in net assets
from operations	(8,842,026)	(4,659,436)	(12,910,423)	(36,397,611)	(74,938,676)	(104,845,638)	(82,928,944)	(9,366,679)	1,905,197	(26,836,543)

Contract transactions 1
Purchase payments (Note 4)	59,296,889	112,373,938	147,223,826	292,273,273	498,116,382	700,054,602	322,886,987	206,652,463	128,704,968	71,703,643
Surrenders and terminations	(5,489,782)	(18,019,897)	(17,265,925)	(23,419,243)	(31,718,489)	(43,179,291)	(29,827,829)	(8,766,715)	(9,760,057)	(3,871,959)
Transfers between portfolios	(3,323,022)	18,456,006	10,194,085	55,844,885	103,306,241	176,445,206	55,772,290	54,651,900	104,632,751	6,979,688
Net annuitization transactions	-	(148,034)	(4,064)	(57,937)	(140,189)	(165,712)	(12,540)	-	(38,917)	(9,323)
Policyholder charges (Note 3)	(1,457,889)	(3,549,089)	(4,234,444)	(8,291,235)	(12,008,235)	(14,472,429)	(9,335,527)	(2,802,789)	(1,971,391)	(1,053,589)
Net increase (decrease) in net assets
from contract transactions	49,026,196	109,112,924	135,913,478	316,349,743	557,555,710	818,682,376	339,483,381	249,734,859	221,567,354	73,748,460

Net increase (decrease) in net assets	40,184,170	104,453,488	123,003,055	279,952,132	482,617,034	713,836,738	256,554,437	240,368,180	223,472,551	46,911,917

Net assets beginning of period	128,515,931	322,588,300	350,989,460	591,939,573	866,695,998	1,045,301,753	686,358,529	139,612,327	99,514,336	74,487,499

Net assets end of period	$168,700,101	$427,041,788	$473,992,515	$871,891,705	$1,349,313,032	$1,759,138,491	$942,912,966	$379,980,507	$322,986,887	$121,399,416

1 Contract unit transactions
Units Outstanding at December 31, 2010	14,918,939	33,094,425	38,463,113	42,185,248	58,740,930	68,822,452	43,557,555	13,567,703	9,619,088	6,747,710

Units Issued	9,853,352	16,201,714	18,769,682	26,413,853	45,090,362	63,280,048	29,485,451	28,102,396	26,926,080	9,442,843
Units Redeemed	(4,282,606)	(5,145,786)	(4,093,581)	(3,916,041)	(7,363,643)	(8,814,037)	(8,811,696)	(3,716,803)	(6,157,764)	(2,337,788)

Units Outstanding at December 31, 2011	20,489,685	44,150,353	53,139,214	64,683,060	96,467,649	123,288,463	64,231,310	37,953,296	30,387,404	13,852,765

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/American Funds Growth-Income Portfolio	JNL/American Funds International Portfolio	JNL/American Funds New World Portfolio	JNL/BlackRock Commodity Securities Portfolio	JNL/BlackRock Global Allocation Portfolio	JNL/Brookfield Global Infrastructure Portfolio(a)	JNL/Capital Guardian Global Balanced Portfolio	JNL/Capital Guardian Global Diversified Research Portfolio	JNL/Capital Guardian U.S. Growth Equity Portfolio	JNL/Eagle Core Equity Portfolio
Operations
Net investment income (loss)	$(2,901,838)	$(1,184,708)	$(1,782,616)	$(7,971,409)	$(2,483,515)	$(399)	$(1,556,455)	$(1,720,303)	$(4,703,856)	$(1,176,763)
Net realized gain (loss) on investments	1,049,178	(613,447)	(1,020,217)	25,601,623	249,619	289	1,396,155	5,719,008	12,763,201	535,049
Net change in unrealized appreciation
(depreciation) on investments	(13,642,326)	(30,346,697)	(33,970,481)	(104,708,374)	(12,017,840)	22,169	(23,051,421)	(22,846,681)	(11,885,971)	(3,153,413)
Net increase (decrease) in net assets
from operations	(15,494,986)	(32,144,852)	(36,773,314)	(87,078,160)	(14,251,736)	22,059	(23,211,721)	(18,847,976)	(3,826,626)	(3,795,127)

Contract transactions 1
Purchase payments (Note 4)	255,371,468	119,476,488	133,363,620	232,230,476	235,171,864	217,311	65,079,013	40,397,139	75,688,295	41,320,708
Surrenders and terminations	(10,789,540)	(4,679,645)	(5,199,804)	(44,013,459)	(11,060,620)	(583)	(24,060,967)	(17,651,305)	(21,476,967)	(9,141,866)
Transfers between portfolios	39,702,283	21,889,400	44,264,324	17,151,901	115,022,485	742,548	(2,979,390)	(5,438,510)	(17,981,993)	(518,664)
Net annuitization transactions	-	-	-	(56,803)	(11,762)	-	(45,482)	(201,932)	(152,396)	(53,244)
Policyholder charges (Note 3)	(3,152,747)	(1,643,760)	(1,964,168)	(6,589,266)	(2,781,408)	(145)	(2,526,179)	(2,075,210)	(3,203,558)	(871,433)
Net increase (decrease) in net assets
from contract transactions	281,131,464	135,042,483	170,463,972	198,722,849	336,340,559	959,131	35,466,995	15,030,182	32,873,381	30,735,501

Net increase (decrease) in net assets	265,636,478	102,897,631	133,690,658	111,644,689	322,088,823	981,190	12,255,274	(3,817,794)	29,046,755	26,940,374

Net assets beginning of period	164,649,468	97,916,654	128,284,498	685,622,577	172,035,996	-	339,312,854	289,989,472	395,676,925	109,852,162

Net assets end of period	$430,285,946	$200,814,285	$261,975,156	$797,267,266	$494,124,819	$981,190	$351,568,128	$286,171,678	$424,723,680	$136,792,536

1 Contract unit transactions
Units Outstanding at December 31, 2010	15,914,490	9,113,437	11,407,446	61,152,359	16,678,369	-	29,149,270	11,595,019	15,939,333	6,677,327

Units Issued	31,541,305	14,785,933	19,234,983	31,680,096	41,004,310	94,854	6,108,826	2,144,986	3,934,098	4,111,732
Units Redeemed	(4,261,256)	(1,749,669)	(3,055,408)	(14,993,053)	(7,119,630)	(71)	(3,134,242)	(1,628,999)	(2,762,806)	(2,347,067)

Units Outstanding at December 31, 2011	43,194,539	22,149,701	27,587,021	77,839,402	50,563,049	94,783	32,123,854	12,111,006	17,110,625	8,441,992

(a) Commencement of operations December 12, 2011.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/Eagle SmallCap Equity Portfolio	JNL/Franklin Templeton Founding Strategy Portfolio	JNL/Franklin Templeton Global Growth Portfolio	JNL/Franklin Templeton Global Multisector Bond Portfolio(a)	JNL/Franklin Templeton Income Portfolio	JNL/Franklin Templeton International Small Cap Growth Portfolio	JNL/Franklin Templeton Mutual Shares Portfolio	JNL/Franklin Templeton Small Cap Value Portfolio	JNL/ Goldman Sachs Core Plus Bond Portfolio	JNL/Goldman Sachs Emerging Markets Debt Portfolio
Operations
Net investment income (loss)	$(8,683,707)	$(1,116,013)	$(796,629)	$(1,417)	$20,732,084	$(21,107)	$3,085,126	$(3,167,754)	$2,879,757	$11,469,247
Net realized gain (loss) on investments	62,913,195	4,483,644	1,063,103	30	11,492,218	5,435,099	3,293,661	9,212,655	26,577,548	20,451,772
Net change in unrealized appreciation
(depreciation) on investments	(82,870,232)	(35,103,309)	(13,647,319)	6,268	(27,336,572)	(32,633,737)	(14,641,324)	(21,295,070)	(7,471,550)	(58,162,357)
Net increase (decrease) in net assets
from operations	(28,640,744)	(31,735,678)	(13,380,845)	4,881	4,887,730	(27,219,745)	(8,262,537)	(15,250,169)	21,985,755	(26,241,338)

Contract transactions 1
Purchase payments (Note 4)	181,873,285	164,815,206	43,121,414	918,770	192,664,107	42,418,478	87,664,762	70,525,071	108,550,423	87,373,019
Surrenders and terminations	(33,481,900)	(62,602,000)	(7,465,304)	(4,576)	(48,348,521)	(6,777,575)	(12,830,254)	(14,497,788)	(44,364,000)	(19,480,881)
Transfers between portfolios	94,282,353	(39,986,241)	8,204,756	2,290,999	39,263,754	5,004,431	4,397,343	(13,236,806)	22,770,743	(76,421,905)
Net annuitization transactions	(102,319)	(117,859)	(44,807)	-	(320,974)	(1,384)	(43,527)	(35,380)	(271,540)	(67,897)
Policyholder charges (Note 3)	(4,116,309)	(7,807,821)	(1,229,727)	(993)	(5,738,125)	(1,369,836)	(2,460,785)	(1,925,429)	(3,412,094)	(3,181,414)
Net increase (decrease) in net assets
from contract transactions	238,455,110	54,301,285	42,586,332	3,204,200	177,520,241	39,274,114	76,727,539	40,829,668	83,273,532	(11,779,078)

Net increase (decrease) in net assets	209,814,366	22,565,607	29,205,487	3,209,081	182,407,971	12,054,369	68,465,002	25,579,499	105,259,287	(38,020,416)

Net assets beginning of period	414,823,887	980,170,292	120,991,401	-	647,703,471	147,476,721	242,091,585	235,996,231	471,544,213	363,804,676

Net assets end of period	$624,638,253	$1,002,735,899	$150,196,888	$3,209,081	$830,111,442	$159,531,090	$310,556,587	$261,575,730	$576,803,500	$325,784,260

1 Contract unit transactions
Units Outstanding at December 31, 2010	15,142,152	112,772,596	15,358,004	-	59,310,951	18,483,528	29,259,274	18,697,509	21,206,321	27,288,795

Units Issued	14,799,126	18,631,633	8,470,710	319,791	25,425,010	11,169,520	13,357,633	10,394,296	9,284,291	10,819,514
Units Redeemed	(6,324,288)	(12,707,594)	(3,242,762)	(555)	(9,534,053)	(5,950,202)	(4,293,413)	(7,491,534)	(5,830,715)	(12,100,693)

Units Outstanding at December 31, 2011	23,616,990	118,696,635	20,585,952	319,236	75,201,908	23,702,846	38,323,494	21,600,271	24,659,897	26,007,616

(a) Commencement of operations December 12, 2011.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/ Goldman Sachs Mid Cap Value Portfolio	JNL/Goldman Sachs U.S. Equity Flex Portfolio	JNL/Invesco Global Real Estate Portfolio	JNL/Invesco International Growth Portfolio	JNL/Invesco Large Cap Growth Portfolio	JNL/Invesco Small Cap Growth Portfolio	JNL/Ivy Asset Strategy Portfolio	JNL/JPMorgan International Value Portfolio	JNL/JPMorgan MidCap Growth Portfolio	JNL/JPMorgan U.S. Government & Quality Bond Portfolio
Operations
Net investment income (loss)	$(2,528,602)	$(1,433,739)	$4,919,714	$(2,401,908)	$(4,383,489)	$(2,873,049)	$(16,380,898)	$3,535,819	$(3,133,400)	$6,866,159
Net realized gain (loss) on investments	15,069,845	2,439,616	369,017	2,949,454	10,537,363	8,894,339	6,815,912	(15,001,637)	8,229,209	13,283,320
Net change in unrealized appreciation
(depreciation) on investments	(38,018,459)	(13,894,641)	(42,497,046)	(26,745,659)	(34,207,428)	(19,998,073)	(132,792,229)	(35,245,478)	(27,720,347)	18,928,528
Net increase (decrease) in net
assets from operations	(25,477,216)	(12,888,764)	(37,208,315)	(26,198,113)	(28,053,554)	(13,976,783)	(142,357,215)	(46,711,296)	(22,624,538)	39,078,007

Contract transactions 1
Purchase payments (Note 4)	84,038,079	12,024,020	115,661,081	65,505,057	65,482,978	46,228,148	504,252,800	55,996,572	53,941,474	108,991,707
Surrenders and terminations	(17,031,015)	(5,179,587)	(21,516,642)	(18,906,442)	(23,942,706)	(11,668,057)	(47,471,787)	(20,373,270)	(13,802,447)	(51,236,614)
Transfers between portfolios	7,246,613	(9,782,514)	(406,797)	(7,751,435)	24,004,877	8,035,180	176,228,341	(26,004,398)	12,410,102	131,731,946
Net annuitization transactions	(40,856)	-	(15,721)	(69,798)	(11,911)	(7,586)	(122,280)	(5,203)	(171,480)	(155,009)
Policyholder charges (Note 3)	(2,189,599)	(875,885)	(3,142,171)	(2,086,506)	(2,111,055)	(1,357,380)	(11,338,754)	(1,869,877)	(1,340,870)	(3,580,157)
Net increase (decrease) in net assets
from contract transactions	72,023,222	(3,813,966)	90,579,750	36,690,876	63,422,183	41,230,305	621,548,320	7,743,824	51,036,779	185,751,873

Net increase (decrease) in net assets	46,546,006	(16,702,730)	53,371,435	10,492,763	35,368,629	27,253,522	479,191,105	(38,967,472)	28,412,241	224,829,880

Net assets beginning of period	235,721,988	109,598,052	355,580,547	273,457,922	266,462,232	139,754,356	843,627,980	302,225,301	171,540,058	491,103,647

Net assets end of period	$282,267,994	$92,895,322	$408,951,982	$283,950,685	$301,830,861	$167,007,878	$1,322,819,085	$263,257,829	$199,952,299	$715,933,527

1 Contract unit transactions
Units Outstanding at December 31, 2010	18,038,420	12,702,181	28,707,620	16,716,111	21,671,174	9,143,942	75,383,973	23,387,960	7,588,013	26,521,608

Units Issued	9,980,638	2,343,469	13,839,006	5,787,764	13,253,558	8,240,420	66,465,579	7,259,073	5,474,649	22,205,055
Units Redeemed	(4,582,039)	(2,821,186)	(6,836,121)	(3,676,650)	(8,299,128)	(6,163,939)	(12,237,855)	(6,951,453)	(3,705,263)	(12,860,747)

Units Outstanding at December 31, 2011	23,437,019	12,224,464	35,710,505	18,827,225	26,625,604	11,220,423	129,611,697	23,695,580	9,357,399	35,865,916

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/Lazard Emerging Markets Portfolio	JNL/Lazard Mid Cap Equity Portfolio	JNL/M&G Global Basics Portfolio	JNL/M&G Global Leaders Portfolio	JNL/MCM 10 x 10 Portfolio	JNL/MCM 25 Portfolio	JNL/MCM Bond Index Portfolio	JNL/MCM Communications Sector Portfolio	JNL/MCM Consumer Brands Sector Portfolio	JNL/MCM Dow 10 Portfolio
Operations
Net investment income (loss)	$(4,877,360)	$(1,791,159)	$(706,291)	$(225,873)	$(51,557)	$4,922,461	$7,441,675	$616,868	$(817,540)	$(6,182,921)
Net realized gain (loss) on investments	29,070,786	3,527,274	1,713,528	1,930,011	4,155,388	26,519,660	15,057,602	1,517,614	5,872,911	14,856,051
Net change in unrealized appreciation
(depreciation) on investments	(214,681,740)	(17,024,421)	(9,381,582)	(6,157,657)	(13,212,735)	2,173,778	6,271,641	(5,752,979)	(1,726,478)	51,904,589
Net increase (decrease) in net assets
from operations	(190,488,314)	(15,288,306)	(8,374,345)	(4,453,519)	(9,108,904)	33,615,899	28,770,918	(3,618,497)	3,328,893	60,577,719

Contract transactions 1
Purchase payments (Note 4)	192,515,370	44,622,485	16,321,061	8,297,406	46,190,536	63,346,876	74,107,842	13,781,871	21,714,232	38,549,588
Surrenders and terminations	(45,103,065)	(16,608,208)	(2,112,988)	(1,160,290)	(13,283,495)	(43,763,559)	(47,786,680)	(3,737,889)	(4,940,366)	(38,364,381)
Transfers between portfolios	(183,900,198)	(1,794,744)	6,426,662	4,319,906	(5,463,653)	(36,256,687)	12,326,278	(12,205,016)	12,905,194	56,031,463
Net annuitization transactions	(72,607)	98,554	(9,380)	-	-	(106,444)	(166,022)	(12,430)	(4,219)	(116,833)
Policyholder charges (Note 3)	(7,282,346)	(1,177,782)	(453,029)	(266,147)	(2,030,332)	(2,384,190)	(3,497,526)	(411,390)	(579,187)	(1,684,588)
Net increase (decrease) in net assets
from contract transactions	(43,842,846)	25,140,305	20,172,326	11,190,875	25,413,056	(19,164,004)	34,983,892	(2,584,854)	29,095,654	54,415,249

Net increase (decrease) in net assets	(234,331,160)	9,851,999	11,797,981	6,737,356	16,304,152	14,451,895	63,754,810	(6,203,351)	32,424,547	114,992,968

Net assets beginning of period	973,070,632	196,395,684	42,220,995	22,109,439	228,626,310	487,531,920	533,405,028	59,388,369	74,764,115	376,875,309

Net assets end of period	$738,739,472	$206,247,683	$54,018,976	$28,846,795	$244,930,462	$501,983,815	$597,159,838	$53,185,018	$107,188,662	$491,868,277

1 Contract unit transactions
Units Outstanding at December 31, 2010	69,140,279	10,055,145	2,869,515	1,761,007	26,355,512	35,166,622	40,776,333	10,912,092	6,641,312	45,319,632

Units Issued	18,507,106	4,732,858	2,625,855	1,495,887	7,169,730	8,061,097	11,537,754	5,169,551	5,965,073	17,484,156
Units Redeemed	(22,969,568)	(3,480,091)	(1,262,794)	(617,509)	(4,266,350)	(9,640,365)	(9,116,967)	(5,856,549)	(3,524,386)	(11,989,384)

Units Outstanding at December 31, 2011	64,677,817	11,307,912	4,232,576	2,639,385	29,258,892	33,587,354	43,197,120	10,225,094	9,081,999	50,814,404

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/MCM Dow Dividend Portfolio	JNL/MCM Emerging Markets Index Portfolio(a)	JNL/MCM European 30 Portfolio	JNL/MCM Financial Sector Portfolio	JNL/MCM Global 15 Portfolio	JNL/MCM Global Alpha Portfolio	JNL/MCM Healthcare Sector Portfolio	JNL/MCM Index 5 Portfolio	JNL/MCM International Index Portfolio	JNL/MCM JNL 5 Portfolio
Operations
Net investment income (loss)	$3,973,443	$(1,166)	$90,776	$(1,330,931)	$(7,492,783)	$(396,123)	$(1,388,143)	$(1,596,042)	$4,759,257	$44,562,604
Net realized gain (loss) on investments	(11,680,581)	21	1,203,074	223,188	9,648,569	1,366,758	2,980,516	8,517,815	(3,967,210)	(125,700,271)
Net change in unrealized appreciation
(depreciation) on investments	19,155,724	17,296	(3,887,517)	(23,832,451)	(46,590,424)	(399,766)	9,701,112	(22,384,803)	(65,558,379)	(25,127,135)
Net increase (decrease) in net assets
from operations	11,448,586	16,151	(2,593,667)	(24,940,194)	(44,434,638)	570,869	11,293,485	(15,463,030)	(64,766,332)	(106,264,802)

Contract transactions 1
Purchase payments (Note 4)	48,412,913	866,994	6,112,173	33,711,861	22,374,008	15,366,721	46,451,207	102,234,262	64,230,067	136,755,669
Surrenders and terminations	(17,207,551)	(762)	(979,443)	(10,910,968)	(48,570,905)	(2,000,914)	(13,999,131)	(12,963,812)	(37,847,601)	(210,027,971)
Transfers between portfolios	1,988,274	2,492,920	577,003	(18,143,541)	(49,949,160)	(1,477,818)	51,550,663	7,631,535	(25,311,931)	(288,984,257)
Net annuitization transactions	(32,378)	-	-	2,767	(158,687)	-	(8,619)	(211,899)	(88,537)	(393,586)
Policyholder charges (Note 3)	(1,696,413)	(632)	(210,459)	(1,263,240)	(1,779,074)	(443,130)	(1,587,983)	(3,275,427)	(2,664,572)	(14,783,125)
Net increase (decrease) in net assets
from contract transactions	31,464,845	3,358,520	5,499,274	3,396,879	(78,083,818)	11,444,859	82,406,137	93,414,659	(1,682,574)	(377,433,270)

Net increase (decrease) in net assets	42,913,431	3,374,671	2,905,607	(21,543,315)	(122,518,456)	12,015,728	93,699,622	77,951,629	(66,448,906)	(483,698,072)

Net assets beginning of period	253,764,106	-	16,887,125	172,833,978	522,950,999	38,606,136	159,185,754	302,371,774	473,953,439	3,150,481,677

Net assets end of period	$296,677,537	$3,374,671	$19,792,732	$151,290,663	$400,432,543	$50,621,864	$252,885,376	$380,323,403	$407,504,533	$2,666,783,605

1 Contract unit transactions
Units Outstanding at December 31, 2010	37,320,721	-	1,405,635	22,948,511	37,238,005	3,759,223	13,809,605	31,427,186	31,091,992	285,783,945

Units Issued	11,401,393	373,811	1,958,978	9,476,611	1,791,404	4,343,070	12,561,452	14,332,958	5,727,282	3,175,070
Units Redeemed	(6,865,260)	(155)	(1,559,057)	(9,004,296)	(7,576,349)	(3,237,700)	(6,315,435)	(4,804,542)	(5,985,852)	(38,267,130)

Units Outstanding at December 31, 2011	41,856,854	373,656	1,805,556	23,420,826	31,453,060	4,864,593	20,055,622	40,955,602	30,833,422	250,691,885

(a) Commencement of operations August 29, 2011.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/MCM JNL Optimized 5 Portfolio	JNL/MCM Nasdaq 25 Portfolio	JNL/MCM NYSE International 25 Portfolio	JNL/MCM Oil & Gas Sector Portfolio	JNL/MCM Pacific Rim 30 Portfolio	JNL/MCM S&P 10 Portfolio	JNL/MCM S&P 24 Portfolio	JNL/MCM S&P 400 MidCap Index Portfolio	JNL/MCM S&P 500 Index Portfolio	JNL/MCM S&P SMid 60 Portfolio
Operations
Net investment income (loss)	$842,998	$(1,348,472)	$363,209	$(6,605,885)	$(1,472)	$(3,949,222)	$(538,836)	$(4,720,825)	$2,379,429	$(1,393,665)
Net realized gain (loss) on investments	(3,579,929)	8,483,162	(5,822,493)	24,526,751	2,415,778	(15,214,404)	2,854,089	45,543,755	37,764,637	17,268,999
Net change in unrealized appreciation
(depreciation) on investments	(39,484,234)	(8,655,479)	(21,031,088)	(28,296,063)	(3,767,774)	(25,669,504)	(2,832,652)	(63,720,094)	(42,818,485)	(32,508,098)
Net increase (decrease) in net assets
from operations	(42,221,165)	(1,520,789)	(26,490,372)	(10,375,197)	(1,353,468)	(44,833,130)	(517,399)	(22,897,164)	(2,674,419)	(16,632,764)

Contract transactions 1
Purchase payments (Note 4)	31,690,615	25,351,435	11,550,868	189,579,686	11,555,545	8,919,915	10,041,466	90,815,169	165,949,084	30,868,008
Surrenders and terminations	(25,030,074)	(6,713,341)	(5,492,933)	(49,807,167)	(1,395,180)	(28,178,312)	(2,814,639)	(42,839,498)	(69,941,091)	(9,185,198)
Transfers between portfolios	(45,017,994)	17,231,962	(7,979,908)	79,316,497	(2,657,586)	(18,792,963)	2,302,537	(23,899,380)	(6,949,197)	(20,375,830)
Net annuitization transactions	(25,162)	(4,382)	-	(61,852)	(12,835)	(62,409)	(17,581)	(80,773)	(174,826)	(24,411)
Policyholder charges (Note 3)	(2,417,100)	(908,604)	(546,894)	(5,748,708)	(341,093)	(730,161)	(390,610)	(2,932,835)	(5,178,294)	(1,070,506)
Net increase (decrease) in net assets
from contract transactions	(40,799,715)	34,957,070	(2,468,867)	213,278,456	7,148,851	(38,843,930)	9,121,173	21,062,683	83,705,676	212,063

Net increase (decrease) in net assets	(83,020,880)	33,436,281	(28,959,239)	202,903,259	5,795,383	(83,677,060)	8,603,774	(1,834,481)	81,031,257	(16,420,701)

Net assets beginning of period	408,700,472	113,839,885	95,366,089	593,299,218	35,548,780	289,550,874	45,374,926	465,804,873	811,001,199	174,748,033

Net assets end of period	$325,679,592	$147,276,166	$66,406,850	$796,202,477	$41,344,163	$205,873,814	$53,978,700	$463,970,392	$892,032,456	$158,327,332

1 Contract unit transactions
Units Outstanding at December 31, 2010	42,418,848	10,220,326	11,519,445	19,158,826	2,735,275	31,892,585	4,730,275	27,995,758	74,195,565	15,265,745

Units Issued	3,287,438	8,027,906	6,294,812	12,424,051	2,095,111	2,838,508	4,151,953	9,407,530	25,697,354	6,624,924
Units Redeemed	(7,638,762)	(5,091,870)	(7,127,786)	(6,377,676)	(1,542,751)	(7,594,348)	(3,438,542)	(8,529,746)	(18,260,612)	(6,699,517)

Units Outstanding at December 31, 2011	38,067,524	13,156,362	10,686,471	25,205,201	3,287,635	27,136,745	5,443,686	28,873,542	81,632,307	15,191,152

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

						JNL/
	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM		Oppenheimer	JNL/PAM	JNL/PAM	JNL/PIMCO	JNL/PIMCO
	Select Small-Cap	Small Cap	Technology	Value Line 30	JNL/MCM	Global Growth	Asia ex-Japan	China-India	Real Return	Total Return
	Portfolio	Index Portfolio	Sector Portfolio	Portfolio	VIP Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Bond Portfolio
Operations
Net investment income (loss)	$(1,549,818)	$(3,537,680)	$(4,276,937)	$(7,745,507)	$(787,452)	$(2,609,866)	$(1,417,274)	$(3,915,795)	$(7,043,857)	$43,471,540
Net realized gain (loss) on investments	(23,580,986)	37,328,766	25,388,467	(14,998,903)	(11,812,723)	221,224	13,527,632	22,834,719	87,587,147	13,871,538
Net change in unrealized appreciation
(depreciation) on investments	25,106,161	(61,192,565)	(30,635,866)	(96,327,138)	(1,275,734)	(29,553,222)	(42,633,423)	(125,975,949)	26,056,046	21,250,622
Net increase (decrease) in net
assets from operations	(24,643)	(27,401,479)	(9,524,336)	(119,071,548)	(13,875,909)	(31,941,864)	(30,523,065)	(107,057,025)	106,599,336	78,593,700

Contract transactions 1
Purchase payments (Note 4)	13,287,140	65,376,371	69,862,848	30,374,975	20,433,453	75,519,032	31,931,872	89,233,069	302,559,262	655,491,829
Surrenders and terminations	(27,316,232)	(40,148,329)	(17,934,994)	(35,341,011)	(20,134,391)	(20,509,624)	(6,509,708)	(15,003,138)	(81,875,417)	(212,433,565)
Transfers between portfolios	(24,678,838)	(28,783,524)	1,157,481	(54,877,555)	(25,740,706)	16,210,842	(34,400,895)	(54,434,523)	235,756,061	(19,850,083)
Net annuitization transactions	(27,383)	35,962	(24,090)	(75,475)	(165,365)	16,101	(6,872)	(26,601)	(287,649)	(1,108,597)
Policyholder charges (Note 3)	(968,345)	(2,425,551)	(2,415,334)	(2,251,437)	(1,295,398)	(1,958,156)	(934,467)	(2,885,794)	(9,092,673)	(19,871,034)
Net increase (decrease) in net
assets from contract transactions	(39,703,658)	(5,945,071)	50,645,911	(62,170,503)	(26,902,407)	69,278,195	(9,920,070)	16,883,013	447,059,584	402,228,550

Net increase (decrease) in net assets	(39,728,301)	(33,346,550)	41,121,575	(181,242,051)	(40,778,316)	37,336,331	(40,443,135)	(90,174,012)	553,658,920	480,822,250

Net assets beginning of period	278,923,161	444,510,802	272,751,649	547,477,608	285,252,176	247,329,291	141,097,648	362,907,810	972,579,735	2,500,104,598

Net assets end of period	$239,194,860	$411,164,252	$313,873,224	$366,235,557	$244,473,860	$284,665,622	$100,654,513	$272,733,798	$1,526,238,655	$2,980,926,848

1 Contract unit transactions
Units Outstanding at December 31, 2010	21,759,412	29,614,502	39,671,083	43,841,066	25,456,148	17,907,134	14,943,811	42,195,812	76,830,940	140,075,503

Units Issued	1,250,825	7,673,168	25,023,260	5,357,433	1,192,686	8,604,221	5,959,792	16,879,852	51,060,045	56,260,368
Units Redeemed	(4,363,999)	(8,276,522)	(18,300,367)	(10,538,988)	(3,677,295)	(3,751,712)	(7,171,311)	(14,444,088)	(18,290,948)	(35,031,877)

Units Outstanding at December 31, 2011	18,646,238	29,011,148	46,393,976	38,659,511	22,971,539	22,759,643	13,732,292	44,631,576	109,600,037	161,303,994

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/PPM America Floating Rate Income Portfolio	JNL/ PPM America High Yield Bond Portfolio	JNL/ PPM America Mid Cap Value Portfolio	JNL/ PPM America Small Cap Value Portfolio	JNL/ PPM America Value Equity Portfolio	JNL/ Red Rocks Listed Private Equity Portfolio	JNL/S&P 4 Portfolio	JNL/S&P Competitive Advantage Portfolio	JNL/S&P Dividend Income & Growth Portfolio	JNL/S&P Intrinsic Value Portfolio
Operations
Net investment income (loss)	$(892,220)	$43,681,888	$(1,577,307)	$(984,940)	$(444,460)	$26,494,984	$29,439,421	$(539,565)	$978,915	$(937,930)
Net realized gain (loss) on investments	(979,323)	33,871,368	3,153,009	5,271,938	159,361	19,404,459	47,699,666	15,129,763	17,346,174	14,741,519
Net change in unrealized appreciation
(depreciation) on investments	727,670	(53,312,026)	(15,500,672)	(14,059,198)	(9,035,759)	(136,194,950)	(43,842,978)	(5,095,398)	18,982,334	(13,625,913)
Net increase (decrease) in net assets
from operations	(1,143,873)	24,241,230	(13,924,970)	(9,772,200)	(9,320,858)	(90,295,507)	33,296,109	9,494,800	37,307,423	177,676

Contract transactions 1
Purchase payments (Note 4)	51,480,667	196,422,794	28,660,712	20,036,725	17,550,344	107,940,017	159,225,954	23,790,774	112,426,130	37,580,008
Surrenders and terminations	(5,971,950)	(67,272,469)	(6,649,069)	(4,808,523)	(10,484,034)	(16,255,729)	(42,886,739)	(5,893,638)	(20,508,488)	(9,173,314)
Transfers between portfolios	85,277,200	1,471,630	(2,618,931)	2,015,586	(6,689,663)	30,733,413	16,246,427	43,242,414	186,335,268	64,475,864
Net annuitization transactions	-	(288,974)	-	-	(178,609)	(56,723)	(59,877)	-	(11,396)	(9,523)
Policyholder charges (Note 3)	(431,728)	(5,355,774)	(857,898)	(598,031)	(542,752)	(3,298,334)	(6,970,856)	(643,726)	(2,676,415)	(1,151,402)
Net increase (decrease) in net assets
from contract transactions	130,354,189	124,977,207	18,534,814	16,645,757	(344,714)	119,062,644	125,554,909	60,495,824	275,565,099	91,721,633

Net increase (decrease) in net assets	129,210,316	149,218,437	4,609,844	6,873,557	(9,665,572)	28,767,137	158,851,018	69,990,624	312,872,522	91,899,309

Net assets beginning of period	-	721,609,830	83,276,014	58,321,716	106,819,145	279,889,688	797,263,406	83,407,636	216,196,219	105,540,620

Net assets end of period	$129,210,316	$870,828,267	$87,885,858	$65,195,273	$97,153,573	$308,656,825	$956,114,424	$153,398,260	$529,068,741	$197,439,929

1 Contract unit transactions
Units Outstanding at December 31, 2010	-	47,902,284	8,008,758	5,650,322	6,282,650	27,500,615	76,365,227	7,688,721	21,451,619	9,700,079

Units Issued	19,156,288	38,332,808	8,841,121	6,223,818	2,679,886	21,940,911	24,966,531	8,798,773	33,067,340	14,373,177
Units Redeemed	(6,118,377)	(30,433,336)	(7,595,061)	(4,910,152)	(2,858,687)	(11,917,946)	(13,507,599)	(3,500,762)	(7,090,053)	(6,780,347)

Units Outstanding at December 31, 2011	13,037,911	55,801,756	9,254,818	6,963,988	6,103,849	37,523,580	87,824,159	12,986,732	47,428,906	17,292,909

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/ S&P Managed Aggressive Growth Portfolio	JNL/ S&P Managed Conservative Portfolio	JNL/ S&P Managed Growth Portfolio	JNL/ S&P Managed Moderate Portfolio	JNL/ S&P Managed Moderate Growth Portfolio	JNL/S&P Total Yield Portfolio	JNL/T. Rowe Price Established Growth Portfolio	JNL/T. Rowe Price Mid-Cap Growth Portfolio	JNL/T. Rowe Price Short-Term Bond Portfolio	JNL/T. Rowe Price Value Portfolio
Operations
Net investment income (loss)	$(6,336,118)	$8,343,327	$(16,955,916)	$7,658,906	$3,621,888	$(253,015)	$(13,238,389)	$(17,290,584)	$(1,173,699)	$(812,390)
Net realized gain (loss) on investments	13,311,715	28,977,287	33,895,764	35,189,474	87,057,923	5,335,154	27,711,857	140,357,614	1,010,047	3,102,219
Net change in unrealized appreciation (depreciation)
on investments	(60,089,470)	(23,254,846)	(131,808,284)	(61,564,342)	(189,817,685)	(9,552,230)	(44,647,287)	(171,994,360)	(1,372,538)	(20,409,752)
Net increase (decrease) in net
assets from operations	(53,113,873)	14,065,768	(114,868,436)	(18,715,962)	(99,137,874)	(4,470,091)	(30,173,819)	(48,927,330)	(1,536,190)	(18,119,923)

Contract transactions 1
Purchase payments (Note 4)	181,014,647	261,306,590	587,210,611	481,929,674	858,566,779	13,198,146	188,967,000	294,669,353	131,519,506	76,259,026
Surrenders and terminations	(63,500,637)	(80,076,010)	(135,216,420)	(107,125,408)	(178,008,595)	(4,913,991)	(67,040,257)	(73,861,774)	(35,558,654)	(37,232,939)
Transfers between portfolios	(4,033,236)	114,582,102	6,681,345	86,612,076	55,496,133	11,690,978	33,194,251	31,161,350	68,379,469	2,130,420
Net annuitization transactions	(632,819)	(366,486)	(194,042)	(459,641)	(360,044)	-	(516,332)	(323,125)	(279,059)	(119,630)
Policyholder charges (Note 3)	(5,425,384)	(7,933,096)	(16,874,356)	(14,671,571)	(25,587,654)	(445,919)	(5,608,419)	(8,020,863)	(3,145,948)	(2,455,119)
Net increase (decrease) in net
assets from contract transactions	107,422,571	287,513,100	441,607,138	446,285,130	710,106,619	19,529,214	148,996,243	243,624,941	160,915,314	38,581,758

Net increase (decrease) in net assets	54,308,698	301,578,868	326,738,702	427,569,168	610,968,745	15,059,123	118,822,424	194,697,611	159,379,124	20,461,835

Net assets beginning of period	694,557,652	886,034,775	1,946,317,107	1,514,844,954	2,629,579,283	64,955,589	782,771,598	981,793,339	334,097,582	411,509,466

Net assets end of period	$748,866,350	$1,187,613,643	$2,273,055,809	$1,942,414,122	$3,240,548,028	$80,014,712	$901,594,022	$1,176,490,950	$493,476,706	$431,971,301

1 Contract unit transactions
Units Outstanding at December 31, 2010	47,392,228	74,750,429	130,135,256	122,022,557	176,005,520	6,691,015	27,157,875	21,009,160	31,934,742	28,398,368

Units Issued	17,006,144	36,641,255	44,552,979	46,899,383	64,382,357	4,743,329	9,885,919	9,432,772	29,309,145	8,692,326
Units Redeemed	(10,113,595)	(12,866,836)	(15,933,990)	(11,604,396)	(18,094,711)	(2,583,515)	(5,175,435)	(4,760,511)	(13,976,111)	(6,258,678)

Units Outstanding at December 31, 2011	54,284,777	98,524,848	158,754,245	157,317,544	222,293,166	8,850,829	31,868,359	25,681,421	47,267,776	30,832,016

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/WMC	JNL/WMC	JNL/WMC
	Balanced	Money Market	Value
	Portfolio	Portfolio	Portfolio
Operations
Net investment income (loss)	$(4,326,911)	$(13,883,421)	$(1,820,527)
Net realized gain (loss) on investments	18,280,982	8,225	7,716,798
Net change in unrealized appreciation
(depreciation) on investments	8,658,030	-	(19,747,706)
Net increase (decrease) in net assets
from operations	22,612,101	(13,875,196)	(13,851,435)

Contract transactions 1
Purchase payments (Note 4)	485,297,172	632,439,188	72,595,838
Surrenders and terminations	(88,241,644)	(204,737,209)	(23,254,928)
Transfers between portfolios	74,996,231	(70,805,973)	(24,104,717)
Net annuitization transactions	(411,304)	(750,172)	43,682
Policyholder charges (Note 3)	(12,589,475)	(8,391,858)	(2,372,211)
Net increase (decrease) in net assets from
contract transactions	459,050,980	347,753,976	22,907,664

Net increase (decrease) in net assets	481,663,081	333,878,780	9,056,229

Net assets beginning of period	1,228,147,867	676,914,189	353,077,011

Net assets end of period	$1,709,810,948	$1,010,792,969	$362,133,240

1 Contract unit transactions
Units Outstanding at December 31, 2010	43,833,564	54,427,966	17,860,550

Units Issued	20,581,507	113,883,524	4,958,265
Units Redeemed	(4,797,014)	(86,296,529)	(3,895,485)

Units Outstanding at December 31, 2011	59,618,057	82,014,961	18,923,330

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL Institutional Alt 20 Portfolio	JNL Institutional Alt 35 Portfolio	JNL Institutional Alt 50 Portfolio	JNL Institutional Alt 65 Portfolio	JNL/American Funds Blue Chip Income and Growth Portfolio(a)	JNL/American Funds Global Bond Portfolio(a)	JNL/American Funds Global Small Capitalization Portfolio(a)	JNL/American Funds Growth-Income Portfolio(a)	JNL/American Funds International Portfolio(a)	JNL/American Funds New World Portfolio(a)
Operations
Net investment income (loss)	$(2,874,725)	$(4,157,371)	$(4,962,239)	$(3,740,079)	$(573,064)	$(506,575)	$(302,275)	$(652,983)	$(445,259)	$(486,789)
Net realized gain (loss) on investments	3,036,102	6,062,836	8,299,238	6,298,476	163,650	419,885	422,602	449,178	616,795	351,221
Net change in unrealized appreciation
(depreciation) on investments	52,862,597	84,095,869	100,653,263	67,978,542	11,295,502	899,468	7,306,334	13,449,110	7,733,156	9,004,472
Net increase (decrease) in net assets
from operations	53,023,974	86,001,334	103,990,262	70,536,939	10,886,088	812,778	7,426,661	13,245,305	7,904,692	8,868,904

Contract transactions 1
Purchase payments (Note 4)	276,666,853	375,595,367	445,206,638	274,435,842	96,981,885	60,024,968	35,962,709	110,257,027	59,890,466	62,655,517
Surrenders and terminations	(14,237,116)	(22,581,655)	(24,447,808)	(17,071,797)	(2,598,357)	(1,950,997)	(1,104,338)	(2,641,173)	(1,631,041)	(1,406,062)
Transfers between portfolios	81,834,639	124,201,798	169,814,267	132,954,747	34,371,726	40,652,312	32,230,002	43,835,859	31,781,219	58,174,934
Net annuitization transactions	-	-	-	(23,334)	-	-	-	-	(3,212)	-
Policyholder charges (Note 3)	(127,475)	(297,738)	(322,093)	(181,334)	(29,015)	(24,725)	(27,535)	(47,550)	(25,470)	(8,795)
Net increase (decrease) in net assets
from contract transactions	344,136,901	476,917,772	590,251,004	390,114,124	128,726,239	98,701,558	67,060,838	151,404,163	90,011,962	119,415,594

Net increase (decrease) in net assets	397,160,875	562,919,106	694,241,266	460,651,063	139,612,327	99,514,336	74,487,499	164,649,468	97,916,654	128,284,498

Net assets beginning of period	194,778,698	303,776,892	351,060,487	225,707,466	-	-	-	-	-	-

Net assets end of period	$591,939,573	$866,695,998	$1,045,301,753	$686,358,529	$139,612,327	$99,514,336	$74,487,499	$164,649,468	$97,916,654	$128,284,498

1 Contract unit transactions
Units Outstanding at December 31, 2009	15,469,377	23,203,244	26,163,489	16,343,642	-	-	-	-	-	-

Units Issued	28,517,708	38,824,487	46,339,205	31,042,252	14,353,914	10,566,277	7,037,561	16,400,273	9,536,705	11,591,360
Units Redeemed	(1,801,837)	(3,286,801)	(3,680,242)	(3,828,339)	(786,211)	(947,189)	(289,851)	(485,783)	(423,268)	(183,914)

Units Outstanding at December 31, 2010	42,185,248	58,740,930	68,822,452	43,557,555	13,567,703	9,619,088	6,747,710	15,914,490	9,113,437	11,407,446

(a) Commencement of operations May 3, 2010.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/BlackRock Commodity Securities Portfolio	JNL/BlackRock Global Allocation Portfolio(a)	JNL/Capital Guardian Global Balanced Portfolio	JNL/Capital Guardian Global Diversified Research Portfolio	JNL/Capital Guardian U.S. Growth Equity Portfolio	JNL/Eagle Core Equity Portfolio	JNL/Eagle SmallCap Equity Portfolio	JNL/Franklin Templeton Founding Strategy Portfolio	JNL/Franklin Templeton Global Growth Portfolio	JNL/Franklin Templeton Income Portfolio
Operations
Net investment income (loss)	$(6,297,093)	$(256,690)	$(1,325,179)	$(2,051,127)	$(4,054,192)	$(1,194,158)	$(3,251,748)	$11,943,019	$(82,940)	$13,127,231
Net realized gain (loss) on investments	816,220	(8,045)	(3,997,760)	(53,103)	2,848,677	(3,334,783)	5,294,427	(7,322,766)	(1,865,429)	3,212,543
Net change in unrealized appreciation
(depreciation) on investments	86,960,321	3,358,746	28,351,382	27,273,452	38,778,898	13,969,229	76,297,686	71,288,911	7,880,890	38,431,585
Net increase (decrease) in net assets
from operations	81,479,448	3,094,011	23,028,443	25,169,222	37,573,383	9,440,288	78,340,365	75,909,164	5,932,521	54,771,359

Contract transactions 1
Purchase payments (Note 4)	123,788,609	87,923,285	71,810,073	59,860,788	85,450,187	24,819,377	70,245,298	174,975,959	36,169,345	155,716,914
Surrenders and terminations	(30,269,742)	(613,068)	(21,259,725)	(15,254,410)	(20,355,642)	(8,411,539)	(18,066,410)	(52,818,550)	(6,369,350)	(36,184,831)
Transfers between portfolios	11,190,441	81,633,754	614,287	(19,646,417)	9,009,111	7,590,476	104,767,608	(12,790,824)	2,674,977	67,185,867
Net annuitization transactions	131,563	-	322,579	84,379	(73,042)	(89,863)	(11,045)	284,466	(49,594)	144,002
Policyholder charges (Note 3)	(590,563)	(1,986)	(261,026)	(214,785)	(251,680)	(105,466)	(243,898)	(1,027,918)	(99,327)	(464,927)
Net increase (decrease) in net assets
from contract transactions	104,250,308	168,941,985	51,226,188	24,829,555	73,778,934	23,802,985	156,691,553	108,623,133	32,326,051	186,397,025

Net increase (decrease) in net assets	185,729,756	172,035,996	74,254,631	49,998,777	111,352,317	33,243,273	235,031,918	184,532,297	38,258,572	241,168,384

Net assets beginning of period	499,892,821	-	265,058,223	239,990,695	284,324,608	76,608,889	179,791,969	795,637,995	82,732,829	406,535,087

Net assets end of period	$685,622,577	$172,035,996	$339,312,854	$289,989,472	$395,676,925	$109,852,162	$414,823,887	$980,170,292	$120,991,401	$647,703,471

1 Contract unit transactions
Units Outstanding at December 31, 2009	51,593,983	-	24,522,417	10,688,386	12,891,112	5,157,807	8,800,811	99,557,243	11,091,559	41,299,026

Units Issued	25,759,293	16,906,956	9,247,211	3,619,523	5,526,197	2,968,301	9,546,474	26,758,399	7,593,838	27,234,999
Units Redeemed	(16,200,917)	(228,587)	(4,620,358)	(2,712,890)	(2,477,976)	(1,448,781)	(3,205,133)	(13,543,046)	(3,327,393)	(9,223,074)

Units Outstanding at December 31, 2010	61,152,359	16,678,369	29,149,270	11,595,019	15,939,333	6,677,327	15,142,152	112,772,596	15,358,004	59,310,951

(a) Commencement of operations October 11, 2010.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/Franklin Templeton International Small CapGrowth Portfolio	JNL/Franklin Templeton Mutual Shares Portfolio	JNL/Franklin Templeton Small Cap Value Portfolio	JNL/ Goldman Sachs Core Plus Bond Portfolio	JNL/Goldman Sachs Emerging Markets Debt Portfolio	JNL/ Goldman Sachs Mid Cap Value Portfolio	JNL/Goldman Sachs U.S. Equity Flex Portfolio	JNL/Invesco Global Real Estate Portfolio	JNL/Invesco International Growth Portfolio	JNL/Invesco Large Cap Growth Portfolio
Operations
Net investment income (loss)	$(313,937)	$(2,859,144)	$(1,953,913)	$4,122,482	$(706,508)	$(1,710,092)	$(894,697)	$7,973,504	$(1,622,044)	$(3,018,048)
Net realized gain (loss) on investments	3,642,177	45,988	4,734,068	14,230,534	8,378,834	1,896,736	2,761,873	(3,846,101)	(5,301,274)	1,388,196
Net change in unrealized appreciation
(depreciation) on investments	16,576,461	21,835,252	36,625,343	5,163,342	20,092,208	36,318,170	5,499,891	35,562,164	31,293,845	37,148,778
Net increase (decrease) in net assets
from operations	19,904,701	19,022,096	39,405,498	23,516,358	27,764,534	36,504,814	7,367,067	39,689,567	24,370,527	35,518,926

Contract transactions 1
Purchase payments (Note 4)	38,710,532	75,395,345	53,713,328	102,455,325	94,811,095	54,138,552	23,238,603	73,409,848	59,136,804	51,308,511
Surrenders and terminations	(5,643,661)	(10,755,522)	(11,507,389)	(38,331,588)	(14,878,537)	(12,419,946)	(4,951,053)	(15,013,977)	(16,802,121)	(20,408,389)
Transfers between portfolios	2,535,935	12,636,281	28,265,021	19,162,530	129,587,163	27,632,311	(2,882,338)	43,154,215	20,433,077	(18,195,166)
Net annuitization transactions	(2,130)	(42,324)	(35,778)	5,898	(12,638)	(94,783)	145,902	4,583	(409,848)	(87,712)
Policyholder charges (Note 3)	(76,317)	(164,256)	(143,207)	(447,497)	(207,825)	(162,580)	(84,917)	(247,009)	(221,329)	(287,738)
Net increase (decrease) in net assets
from contract transactions	35,524,359	77,069,524	70,291,975	82,844,668	209,299,258	69,093,554	15,466,197	101,307,660	62,136,583	12,329,506

Net increase (decrease) in net assets	55,429,060	96,091,620	109,697,473	106,361,026	237,063,792	105,598,368	22,833,264	140,997,227	86,507,110	47,848,432

Net assets beginning of period	92,047,661	145,999,965	126,298,758	365,183,187	126,740,884	130,123,620	86,764,788	214,583,320	186,950,812	218,613,800

Net assets end of period	$147,476,721	$242,091,585	$235,996,231	$471,544,213	$363,804,676	$235,721,988	$109,598,052	$355,580,547	$273,457,922	$266,462,232

1 Contract unit transactions
Units Outstanding at December 31, 2009	13,701,298	19,404,527	12,508,063	17,499,651	10,865,653	12,215,326	10,774,450	20,032,539	12,731,401	20,597,727

Units Issued	11,554,000	13,779,944	11,536,691	10,091,183	21,182,002	9,765,122	5,755,831	13,918,972	7,607,590	7,834,899
Units Redeemed	(6,771,770)	(3,925,197)	(5,347,245)	(6,384,513)	(4,758,860)	(3,942,028)	(3,828,100)	(5,243,891)	(3,622,880)	(6,761,452)

Units Outstanding at December 31, 2010	18,483,528	29,259,274	18,697,509	21,206,321	27,288,795	18,038,420	12,702,181	28,707,620	16,716,111	21,671,174

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/Invesco Small Cap Growth Portfolio	JNL/Ivy Asset Strategy Portfolio	JNL/JPMorgan International Value Portfolio	JNL/JPMorgan MidCap Growth Portfolio	JNL/JPMorgan U.S. Government & Quality Bond Portfolio	JNL/Lazard Emerging Markets Portfolio	JNL/Lazard Mid Cap Equity Portfolio	JNL/M&G Global Basics Portfolio	JNL/M&G Global Leaders Portfolio	JNL/MCM 10 x 10 Portfolio
Operations
Net investment income (loss)	$(1,663,217)	$(7,874,057)	$3,187,083	$(2,013,482)	$5,460,179	$(6,660,828)	$(1,743,629)	$(217,743)	$(174,417)	$1,064,366
Net realized gain (loss) on investments	2,260,083	(29,444)	(22,374,907)	3,288,239	17,414,207	22,831,060	(5,617,815)	1,145,118	1,087,846	493,951
Net change in unrealized appreciation
(depreciation) on investments	23,210,987	69,776,444	35,220,380	28,352,874	1,408,126	108,313,323	38,795,672	4,071,918	1,355,254	26,458,803
Net increase (decrease) in net assets
from operations	23,807,853	61,872,943	16,032,556	29,627,631	24,282,512	124,483,555	31,434,228	4,999,293	2,268,683	28,017,120

Contract transactions 1
Purchase payments (Note 4)	29,427,375	395,612,863	49,008,954	26,983,839	102,647,251	217,493,865	27,109,671	11,777,839	6,698,246	40,295,797
Surrenders and terminations	(7,865,197)	(21,721,881)	(19,636,508)	(12,106,653)	(49,799,466)	(39,730,316)	(15,775,306)	(1,524,278)	(894,632)	(14,571,624)
Transfers between portfolios	8,596,181	249,990,911	(13,163,116)	11,867,590	25,255,514	139,876,600	3,564,006	3,966,242	2,867,708	2,761,426
Net annuitization transactions	(81,777)	245,341	54,005	(60,311)	(430,960)	(165,530)	(74,904)	(6,252)	-	(1,105)
Policyholder charges (Note 3)	(165,048)	(203,954)	(241,062)	(189,492)	(579,368)	(585,896)	(165,027)	(22,426)	(10,003)	(390,817)
Net increase (decrease) in net assets
from contract transactions	29,911,534	623,923,280	16,022,273	26,494,973	77,092,971	316,888,723	14,658,440	14,191,125	8,661,319	28,093,677

Net increase (decrease) in net assets	53,719,387	685,796,223	32,054,829	56,122,604	101,375,483	441,372,278	46,092,668	19,190,418	10,930,002	56,110,797

Net assets beginning of period	86,034,969	157,831,757	270,170,472	115,417,454	389,728,164	531,698,354	150,303,016	23,030,577	11,179,437	172,515,513

Net assets end of period	$139,754,356	$843,627,980	$302,225,301	$171,540,058	$491,103,647	$973,070,632	$196,395,684	$42,220,995	$22,109,439	$228,626,310

1 Contract unit transactions
Units Outstanding at December 31, 2009	7,001,617	15,362,271	22,142,136	6,504,819	22,457,232	45,413,678	9,389,424	1,898,731	992,793	22,814,389

Units Issued	5,051,265	67,615,715	7,057,858	3,065,019	19,169,679	38,494,939	3,782,632	2,453,085	1,487,151	7,604,050
Units Redeemed	(2,908,940)	(7,594,013)	(5,812,034)	(1,981,825)	(15,105,303)	(14,768,338)	(3,116,911)	(1,482,301)	(718,937)	(4,062,927)

Units Outstanding at December 31, 2010	9,143,942	75,383,973	23,387,960	7,588,013	26,521,608	69,140,279	10,055,145	2,869,515	1,761,007	26,355,512

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/MCM 25 Portfolio	JNL/MCM Bond Index Portfolio	JNL/MCM Communications Sector Portfolio	JNL/MCM Consumer Brands Sector Portfolio	JNL/MCM Dow 10 Portfolio	JNL/MCM Dow Dividend Portfolio	JNL/MCM European 30 Portfolio	JNL/MCM Financial Sector Portfolio	JNL/MCM Global 15 Portfolio	JNL/MCM Global Alpha Portfolio
Operations
Net investment income (loss)	$3,514,345	$5,169,495	$430,892	$(540,176)	$(5,519,721)	$2,959,296	$(202,742)	$(599,288)	$(8,320,548)	$(357,044)
Net realized gain (loss) on investments	6,896,526	8,839,419	(1,399,357)	1,896,953	(14,913,108)	(25,075,869)	(308,695)	861,681	(12,166,698)	187,095
Net change in unrealized appreciation
(depreciation) on investments	67,968,988	6,187,553	9,790,881	7,836,029	89,994,007	44,743,981	328,297	14,569,187	76,459,387	1,313,355
Net increase (decrease) in net assets
from operations	78,379,859	20,196,467	8,822,416	9,192,806	69,561,178	22,627,408	(183,140)	14,831,580	55,972,141	1,143,406

Contract transactions 1
Purchase payments (Note 4)	42,629,099	78,635,333	8,030,991	11,161,821	20,978,523	31,155,220	4,918,918	32,471,839	23,148,557	13,589,552
Surrenders and terminations	(35,992,065)	(41,181,371)	(3,262,477)	(3,221,223)	(29,773,850)	(14,633,889)	(638,401)	(10,832,738)	(43,290,026)	(747,631)
Transfers between portfolios	20,044,570	9,991,603	6,697,676	24,534,947	(21,522,005)	(16,359,655)	511,948	(3,337,162)	(83,183,840)	18,151,829
Net annuitization transactions	(260,133)	32,457	(4,637)	(1,861)	(190,438)	12,741	-	(9,836)	(304,044)	(39,517)
Policyholder charges (Note 3)	(522,819)	(581,589)	(72,277)	(65,738)	(452,124)	(315,053)	(18,211)	(222,461)	(684,293)	(7,736)
Net increase (decrease) in net assets
from contract transactions	25,898,652	46,896,433	11,389,276	32,407,946	(30,959,894)	(140,636)	4,774,254	18,069,642	(104,313,646)	30,946,497

Net increase (decrease) in net assets	104,278,511	67,092,900	20,211,692	41,600,752	38,601,284	22,486,772	4,591,114	32,901,222	(48,341,505)	32,089,903

Net assets beginning of period	383,253,409	466,312,128	39,176,677	33,163,363	338,274,025	231,277,334	12,296,011	139,932,756	571,292,504	6,516,233

Net assets end of period	$487,531,920	$533,405,028	$59,388,369	$74,764,115	$376,875,309	$253,764,106	$16,887,125	$172,833,978	$522,950,999	$38,606,136

1 Contract unit transactions
Units Outstanding at December 31, 2009	33,485,406	37,261,915	8,725,097	3,575,518	50,000,493	37,581,764	1,029,885	20,880,689	45,964,562	661,825

Units Issued	11,812,818	12,323,068	8,037,305	5,266,818	7,709,257	9,607,555	1,277,372	10,702,342	3,920,288	3,847,975
Units Redeemed	(10,131,602)	(8,808,650)	(5,850,310)	(2,201,024)	(12,390,118)	(9,868,598)	(901,622)	(8,634,520)	(12,646,845)	(750,577)

Units Outstanding at December 31, 2010	35,166,622	40,776,333	10,912,092	6,641,312	45,319,632	37,320,721	1,405,635	22,948,511	37,238,005	3,759,223

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM NYSE	JNL/MCM	JNL/MCM	JNL/MCM
	Healthcare	Index 5	International	JNL 5	JNL Optimized	Nasdaq 25	International	Oil & Gas	Pacific Rim 30	S&P 10
	Sector Portfolio	Portfolio	Index Portfolio	Portfolio	5 Portfolio	Portfolio	25 Portfolio	Sector Portfolio	Portfolio	Portfolio
Operations
Net investment income (loss)	$(844,486)	$(849,288)	$1,407,099	$13,902,647	$1,461,131	$(1,387,070)	$502,153	$(2,727,303)	$(407,688)	$(4,506,775)
Net realized gain (loss) on investments	(1,514,599)	4,342,406	(14,275,220)	(252,675,964)	(15,460,106)	2,087,428	(3,783,434)	(19,217,762)	677,685	(27,837,467)
Net change in unrealized appreciation
(depreciation) on investments	4,935,251	30,336,057	33,593,462	659,206,299	55,933,365	13,184,354	1,776,000	101,100,327	2,500,475	55,164,494
Net increase (decrease) in net assets
from operations	2,576,166	33,829,175	20,725,341	420,432,982	41,934,390	13,884,712	(1,505,281)	79,155,262	2,770,472	22,820,252

Contract transactions 1
Purchase payments (Note 4)	30,332,664	84,880,331	63,262,413	166,935,096	36,185,992	18,452,549	11,769,028	94,791,321	10,297,328	7,616,196
Surrenders and terminations	(10,463,176)	(11,556,932)	(35,193,850)	(192,465,696)	(22,490,872)	(5,676,586)	(5,229,548)	(33,545,215)	(1,340,158)	(23,994,703)
Transfers between portfolios	(14,264,173)	13,354,438	(22,867,892)	(352,639,149)	(40,850,215)	3,276,534	10,383,387	19,394,436	8,116,344	(36,678,341)
Net annuitization transactions	100,404	351,838	(159,855)	(672,573)	(89,664)	(5,743)	157,427	(218,803)	-	(217,388)
Policyholder charges (Note 3)	(182,209)	(186,445)	(524,014)	(3,711,966)	(455,312)	(120,182)	(89,017)	(622,623)	(16,938)	(361,640)
Net increase (decrease) in net assets
from contract transactions	5,523,510	86,843,230	4,516,802	(382,554,288)	(27,700,071)	15,926,572	16,991,277	79,799,116	17,056,576	(53,635,876)

Net increase (decrease) in net assets	8,099,676	120,672,405	25,242,143	37,878,694	14,234,319	29,811,284	15,485,996	158,954,378	19,827,048	(30,815,624)

Net assets beginning of period	151,086,078	181,699,369	448,711,296	3,112,602,983	394,466,153	84,028,601	79,880,093	434,344,840	15,721,732	320,366,498

Net assets end of period	$159,185,754	$302,371,774	$473,953,439	$3,150,481,677	$408,700,472	$113,839,885	$95,366,089	$593,299,218	$35,548,780	$289,550,874

1 Contract unit transactions
Units Outstanding at December 31, 2009	13,467,976	21,565,799	31,012,282	325,622,120	45,827,246	8,721,292	9,718,562	16,523,685	1,345,363	38,784,490

Units Issued	5,342,057	14,590,439	7,278,016	20,772,760	5,654,713	4,759,747	5,803,669	7,793,686	2,441,308	3,611,252
Units Redeemed	(5,000,428)	(4,729,052)	(7,198,306)	(60,610,935)	(9,063,111)	(3,260,713)	(4,002,786)	(5,158,545)	(1,051,396)	(10,503,157)

Units Outstanding at December 31, 2010	13,809,605	31,427,186	31,091,992	285,783,945	42,418,848	10,220,326	11,519,445	19,158,826	2,735,275	31,892,585

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/MCM S&P 24 Portfolio	JNL/MCM S&P 400 MidCap Index Portfolio	JNL/MCM S&P 500 Index Portfolio	JNL/MCM S&P SMid 60 Portfolio	JNL/MCM Select Small-Cap Portfolio	JNL/MCM Small Cap Index Portfolio	JNL/MCM Technology Sector Portfolio	JNL/MCM Value Line 30 Portfolio	JNL/MCM VIP Portfolio	JNL/ Oppenheimer Global Growth Portfolio
Operations
Net investment income (loss)	$(465,902)	$(3,641,986)	$(1,240,765)	$(2,302,338)	$(3,059,519)	$(3,725,696)	$(3,408,834)	$(5,189,048)	$1,843,956	$(1,472,376)
Net realized gain (loss) on investments	447,095	7,489,223	10,825,854	9,719,355	(53,259,905)	5,702,544	14,340,170	(41,636,729)	(24,583,509)	(5,607,088)
Net change in unrealized appreciation
(depreciation) on investments	5,369,332	81,007,045	79,023,190	13,680,426	89,184,784	81,536,481	9,376,975	137,471,650	56,612,168	34,538,577
Net increase (decrease) in net assets
from operations	5,350,525	84,854,282	88,608,279	21,097,443	32,865,360	83,513,329	20,308,311	90,645,873	33,872,615	27,459,113

Contract transactions 1
Purchase payments (Note 4)	8,931,680	61,383,840	128,062,816	30,605,275	13,449,346	50,600,622	57,795,952	28,640,248	14,823,317	50,286,854
Surrenders and terminations	(1,505,218)	(33,507,481)	(60,175,067)	(8,101,909)	(22,343,256)	(34,657,492)	(15,031,344)	(32,085,835)	(18,064,434)	(15,911,248)
Transfers between portfolios	220,537	(5,882,258)	(7,227,224)	8,149,766	(33,411,154)	(17,377,566)	(15,292,497)	(63,521,186)	(28,164,760)	11,793,790
Net annuitization transactions	-	(222,583)	(413,822)	-	(92,244)	(361,244)	(48,834)	3,921	150,333	25,658
Policyholder charges (Note 3)	(23,670)	(485,244)	(749,902)	(131,693)	(347,310)	(462,724)	(271,792)	(681,101)	(351,197)	(206,089)
Net increase (decrease) in net assets
from contract transactions	7,623,329	21,286,274	59,496,801	30,521,439	(42,744,618)	(2,258,404)	27,151,485	(67,643,953)	(31,606,741)	45,988,965

Net increase (decrease) in net assets	12,973,854	106,140,556	148,105,080	51,618,882	(9,879,258)	81,254,925	47,459,796	23,001,920	2,265,874	73,448,078

Net assets beginning of period	32,401,072	359,664,317	662,896,119	123,129,151	288,802,419	363,255,877	225,291,853	524,475,688	282,986,302	173,881,213

Net assets end of period	$45,374,926	$465,804,873	$811,001,199	$174,748,033	$278,923,161	$444,510,802	$272,751,649	$547,477,608	$285,252,176	$247,329,291

1 Contract unit transactions
Units Outstanding at December 31, 2009	3,883,607	26,848,856	68,254,472	12,791,691	25,618,156	30,126,306	36,400,776	50,622,953	28,696,398	14,359,000

Units Issued	2,388,381	8,636,373	24,216,384	10,729,769	3,202,570	8,187,576	23,071,062	6,366,098	2,557,320	6,792,852
Units Redeemed	(1,541,713)	(7,489,471)	(18,275,291)	(8,255,715)	(7,061,314)	(8,699,380)	(19,800,755)	(13,147,985)	(5,797,570)	(3,244,718)

Units Outstanding at December 31, 2010	4,730,275	27,995,758	74,195,565	15,265,745	21,759,412	29,614,502	39,671,083	43,841,066	25,456,148	17,907,134

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2010

	JNL/PAM	JNL/PAM	JNL/PIMCO	JNL/PIMCO	JNL/ PPM America	JNL/ PPM America	JNL/ PPM America	JNL/ PPM America	JNL/ Red Rocks Listed
	Asia ex-Japan	China-India	Real Return	Total Return	High Yield	Mid Cap Value	Small Cap Value	Value Equity	Private Equity	JNL/S&P 4
	Portfolio	Portfolio	Portfolio	Bond Portfolio	Bond Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Operations
Net investment income (loss)	$(1,548,162)	$(4,123,626)	$(1,174,359)	$15,442,669	$34,415,871	$(818,655)	$(522,459)	$(294,182)	$(2,337,731)	$(10,810,623)
Net realized gain (loss) on investments	5,529,262	19,525,314	40,016,646	134,697,584	33,249,167	1,417,951	3,497,118	(3,449,148)	8,026,236	30,098,234
Net change in unrealized appreciation
(depreciation) on investments	12,476,661	16,060,006	6,074,912	(39,522,198)	7,458,282	9,683,861	4,008,311	17,588,027	35,804,856	60,229,060
Net increase (decrease) in net assets
from operations	16,457,761	31,461,694	44,917,199	110,618,055	75,123,320	10,283,157	6,982,970	13,844,697	41,493,361	79,516,671

Contract transactions 1
Purchase payments (Note 4)	28,723,219	97,173,571	252,690,592	730,698,500	129,687,039	17,875,513	14,005,776	13,535,879	69,817,491	156,539,832
Surrenders and terminations	(6,839,815)	(13,663,606)	(64,779,161)	(193,356,474)	(49,215,843)	(3,844,804)	(2,328,482)	(10,891,322)	(8,578,014)	(37,068,544)
Transfers between portfolios	6,358,513	31,434,642	45,618,196	180,937,278	75,473,140	39,839,857	24,961,929	1,628,328	65,707,966	6,940,007
Net annuitization transactions	-	(11,073)	70,923	99,307	(271,074)	(4,786)	(4,669)	(59,471)	(12,777)	(11,022)
Policyholder charges (Note 3)	(78,123)	(227,812)	(913,068)	(2,738,378)	(496,559)	(97,918)	(44,049)	(127,568)	(107,728)	(666,619)
Net increase (decrease) in net assets
from contract transactions	28,163,794	114,705,722	232,687,482	715,640,233	155,176,703	53,767,862	36,590,505	4,085,846	126,826,938	125,733,654

Net increase (decrease) in net assets	44,621,555	146,167,416	277,604,681	826,258,288	230,300,023	64,051,019	43,573,475	17,930,543	168,320,299	205,250,325

Net assets beginning of period	96,476,093	216,740,394	694,975,054	1,673,846,310	491,309,807	19,224,995	14,748,241	88,888,602	111,569,389	592,013,081

Net assets end of period	$141,097,648	$362,907,810	$972,579,735	$2,500,104,598	$721,609,830	$83,276,014	$58,321,716	$106,819,145	$279,889,688	$797,263,406

1 Contract unit transactions
Units Outstanding at December 31, 2009	12,008,915	29,002,157	58,298,901	99,987,448	37,428,039	2,358,718	1,794,860	6,119,373	13,635,873	63,553,444

Units Issued	9,706,301	27,276,821	35,745,939	76,736,997	30,998,277	9,302,217	6,486,362	2,328,693	18,674,639	27,144,504
Units Redeemed	(6,771,405)	(14,083,166)	(17,213,900)	(36,648,942)	(20,524,032)	(3,652,177)	(2,630,900)	(2,165,416)	(4,809,897)	(14,332,721)

Units Outstanding at December 31, 2010	14,943,811	42,195,812	76,830,940	140,075,503	47,902,284	8,008,758	5,650,322	6,282,650	27,500,615	76,365,227

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2010

	JNL/S&P Competitive Advantage Portfolio	JNL/S&P Disciplined Growth Portfolio	JNL/S&P Disciplined Moderate Portfolio	JNL/S&P Disciplined Moderate Growth Portfolio	JNL/S&P Dividend Income & Growth Portfolio	JNL/S&P Intrinsic Value Portfolio	JNL/ S&P Managed Aggressive Growth Portfolio	JNL/ S&P Managed Conservative Portfolio	JNL/ S&P Managed Growth Portfolio	JNL/ S&P Managed Moderate Portfolio
Operations
Net investment income (loss)	$(709,545)	$(124,701)	$(1,013,534)	$(815,560)	$286,107	$(871,289)	$(4,387,987)	$7,052,786	$(7,665,713)	$6,780,649
Net realized gain (loss) on investments	9,372,258	753,598	818,172	1,788,111	12,066,487	17,955,948	(2,780,622)	6,198,849	(13,391,559)	6,328,652
Net change in unrealized appreciation
(depreciation) on investments	(732,546)	10,847,616	23,694,003	31,490,352	9,498,433	(6,399,741)	94,296,568	36,141,004	247,387,260	102,250,641
Net increase (decrease) in net assets
from operations	7,930,167	11,476,513	23,498,641	32,462,903	21,851,027	10,684,918	87,127,959	49,392,639	226,329,988	115,359,942

Contract transactions 1
Purchase payments (Note 4)	19,016,456	38,907,937	104,653,846	113,086,930	55,247,224	25,857,749	144,602,802	259,409,247	435,205,232	457,451,757
Surrenders and terminations	(4,982,923)	(5,092,394)	(13,129,953)	(12,051,239)	(6,555,494)	(6,034,847)	(43,148,550)	(61,507,654)	(108,374,591)	(82,697,332)
Transfers between portfolios	(27,530,520)	8,367,978	48,873,624	23,883,237	66,345,706	(11,353,168)	(1,895,373)	66,846,437	65,120,206	95,863,099
Net annuitization transactions	161,676	-	(108,091)	(305,425)	194,142	183,675	(149,822)	(107,534)	(149,419)	(414,453)
Policyholder charges (Note 3)	(67,572)	(61,629)	(126,188)	(173,429)	(104,565)	(138,505)	(652,681)	(710,955)	(1,389,754)	(1,029,180)
Net increase (decrease) in net assets
from contract transactions	(13,402,883)	42,121,892	140,163,238	124,440,074	115,127,013	8,514,904	98,756,376	263,929,541	390,411,674	469,173,891

Net increase (decrease) in net assets	(5,472,716)	53,598,405	163,661,879	156,902,977	136,978,040	19,199,822	185,884,335	313,322,180	616,741,662	584,533,833

Net assets beginning of period	88,880,352	74,917,526	158,926,421	194,086,483	79,218,179	86,340,798	508,673,317	572,712,595	1,329,575,445	930,311,121

Net assets end of period	$83,407,636	$128,515,931	$322,588,300	$350,989,460	$216,196,219	$105,540,620	$694,557,652	$886,034,775	$1,946,317,107	$1,514,844,954

1 Contract unit transactions
Units Outstanding at December 31, 2009	9,096,128	9,670,525	17,855,311	23,763,299	9,157,988	8,940,997	40,160,675	51,868,517	102,210,567	82,389,945

Units Issued	2,926,849	6,912,365	21,208,100	20,869,650	14,255,655	5,945,999	14,526,189	34,990,203	43,013,028	51,461,724
Units Redeemed	(4,334,256)	(1,663,951)	(5,968,986)	(6,169,836)	(1,962,024)	(5,186,917)	(7,294,636)	(12,108,291)	(15,088,339)	(11,829,112)

Units Outstanding at December 31, 2010	7,688,721	14,918,939	33,094,425	38,463,113	21,451,619	9,700,079	47,392,228	74,750,429	130,135,256	122,022,557

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2010

	JNL/
	S&P Managed	JNL/S&P	JNL/Select	JNL/Select	JNL/	JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe
	Moderate	Total Yield	Balanced	Money Market	Select Value	Price Established	Price Mid-Cap	Price Short-Term	Price Value
	Growth Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Growth Portfolio	Growth Portfolio	Bond Portfolio	Portfolio
Operations
Net investment income (loss)	$(3,563,998)	$(534,427)	$(692,963)	$(12,029,875)	$(1,589,966)	$(9,364,396)	$(9,740,392)	$(539,841)	$(1,958,177)
Net realized gain (loss) on investments	(1,650,484)	3,242,570	4,646,200	-	74,476	5,296,183	32,702,939	745,172	(9,459,387)
Net change in unrealized appreciation
(depreciation) on investments	246,714,891	(945,590)	88,386,397	-	37,108,190	100,153,006	155,723,095	2,558,139	59,019,435
Net increase (decrease) in net
assets from operations	241,500,409	1,762,553	92,339,634	(12,029,875)	35,592,700	96,084,793	178,685,642	2,763,470	47,601,871

Contract transactions 1
Purchase payments (Note 4)	805,004,501	14,509,167	417,143,922	336,459,482	64,456,225	139,814,313	185,982,229	91,763,401	59,323,595
Surrenders and terminations	(136,901,587)	(3,398,367)	(66,668,196)	(155,558,031)	(21,599,330)	(51,951,190)	(53,381,936)	(24,931,927)	(33,870,455)
Transfers between portfolios	97,204,713	(1,542,606)	87,357,187	(302,895,410)	29,481,962	51,382,640	80,967,735	83,045,694	19,732,230
Net annuitization transactions	(708,147)	191,317	(58,368)	(634,449)	(216,331)	(382,051)	(214,276)	(601,933)	269,465
Policyholder charges (Note 3)	(1,579,564)	(67,024)	(765,519)	(2,370,292)	(322,972)	(541,314)	(615,398)	(326,458)	(324,572)
Net increase (decrease) in net assets
from contract transactions	763,019,916	9,692,487	437,009,026	(124,998,700)	71,799,554	138,322,398	212,738,354	148,948,777	45,130,263

Net increase (decrease) in net assets	1,004,520,325	11,455,040	529,348,660	(137,028,575)	107,392,254	234,407,191	391,423,996	151,712,247	92,732,134

Net assets beginning of period	1,625,058,958	53,500,549	698,799,207	813,942,764	245,684,757	548,364,407	590,369,343	182,385,335	318,777,332

Net assets end of period	$2,629,579,283	$64,955,589	$1,228,147,867	$676,914,189	$353,077,011	$782,771,598	$981,793,339	$334,097,582	$411,509,466

1 Contract unit transactions
Units Outstanding at December 31, 2009	122,140,399	5,975,997	27,589,435	64,606,225	13,947,236	22,175,253	16,143,043	17,700,266	25,158,040

Units Issued	71,620,389	5,213,386	20,315,348	50,622,707	6,589,029	9,468,254	8,355,845	24,061,031	8,818,735
Units Redeemed	(17,755,268)	(4,498,368)	(4,071,219)	(60,800,966)	(2,675,715)	(4,485,632)	(3,489,728)	(9,826,555)	(5,578,407)

Units Outstanding at December 31, 2010	176,005,520	6,691,015	43,833,564	54,427,966	17,860,550	27,157,875	21,009,160	31,934,742	28,398,368

See notes to the financial statements.

Jackson National Separate Account I
Notes to Financial Statements

Note 1 – Organization

Jackson National Life Insurance Company (“Jackson”) established Jackson National Separate Account I (the “Separate Account”) on June 14, 1993.  The Separate Account commenced operations on October 16, 1995, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson.  However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on the directions for the contract holder, net premiums for individual flexible premium variable annuity contracts issued by Jackson.  The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment.  The Separate Account contains one hundred three (103) Portfolios as of December 31, 2011, each of which invests in the following series of mutual funds (“Funds”):

JNL Series Trust
JNL Disciplined Growth Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/PAM Asia ex-Japan Fund
JNL Disciplined Moderate Fund	JNL/Goldman Sachs Emerging Markets Debt Fund(1)	JNL/PAM China-India Fund
JNL Disciplined Moderate Growth Fund	JNL/Goldman Sachs Mid Cap Value Fund	JNL/PIMCO Real Return Fund
JNL Institutional Alt 20 Fund	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/PIMCO Total Return Bond Fund
JNL Institutional Alt 35 Fund	JNL/Invesco Global Real Estate Fund	JNL/PPM America Floating Rate Income Fund
JNL Institutional Alt 50 Fund	JNL/Invesco International Growth Fund	JNL/PPM America High Yield Bond Fund
JNL Institutional Alt 65 Fund(1)	JNL/Invesco Large Cap Growth Fund	JNL/PPM America Mid Cap Value Fund
JNL/American Funds Blue Chip Income and Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/PPM America Small Cap Value Fund
JNL/American Funds Global Bond Fund	JNL/Ivy Asset Strategy Fund	JNL/PPM America Value Equity Fund
JNL/American Funds Global Small Capitalization Fund	JNL/JPMorgan International Value Fund	JNL/Red Rocks Listed Private Equity Fund(1)
JNL/American Funds Growth-Income Fund	JNL/JPMorgan MidCap Growth Fund	JNL/S&P 4 Fund
JNL/American Funds International Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/S&P Competitive Advantage Fund
JNL/American Funds New World Fund	JNL/Lazard Emerging Markets Fund(1)	JNL/S&P Dividend Income & Growth Fund
JNL/BlackRock Commodity Securities Fund	JNL/Lazard Mid Cap Equity Fund	JNL/S&P Intrinsic Value Fund
JNL/BlackRock Global Allocation Fund(2)	JNL/M&G Global Basics Fund	JNL/S&P Managed Aggressive Growth Fund
JNL/Brookfield Global Infrastructure Fund	JNL/M&G Global Leaders Fund	JNL/S&P Managed Conservative Fund
JNL/Capital Guardian Global Balanced Fund	JNL/MCM 10 x 10 Fund*	JNL/S&P Managed Growth Fund
JNL/Capital Guardian Global Diversified Research Fund	JNL/MCM Bond Index Fund*	JNL/S&P Managed Moderate Fund
JNL/Capital Guardian U.S. Growth Equity Fund	JNL/MCM Emerging Markets Index Fund*	JNL/S&P Managed Moderate Growth Fund
JNL/Eagle Core Equity Fund	JNL/MCM European 30 Fund*	JNL/S&P Total Yield Fund
JNL/Eagle SmallCap Equity Fund	JNL/MCM Global Alpha Fund(1)*	JNL/T. Rowe Price Established Growth Fund
JNL/Franklin Templeton Founding Strategy Fund	JNL/MCM Index 5 Fund*	JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/Franklin Templeton Global Growth Fund	JNL/MCM International Index Fund*	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Franklin Templeton Global Multisector Bond Fund	JNL/MCM Pacific Rim 30 Fund*	JNL/T. Rowe Price Value Fund
JNL/Franklin Templeton Income Fund	JNL/MCM S&P 400 MidCap Index Fund*	JNL/WMC Balanced Fund
JNL/Franklin Templeton International Small Cap Growth Fund	JNL/MCM S&P 500 Index Fund*	JNL/WMC Money Market Fund
JNL/Franklin Templeton Mutual Shares Fund	JNL/MCM Small Cap Index Fund*	JNL/WMC Value Fund
JNL/Franklin Templeton Small Cap Value Fund	JNL/Oppenheimer Global Growth Fund

Jackson National Separate Account I
Notes to Financial Statements

Note 1 – Organization (continued)

JNL Variable Fund LLC
JNL/MCM 25 Fund*	JNL/MCM Healthcare Sector Fund*	JNL/MCM S&P® 24 Fund*
JNL/MCM Communications Sector Fund*	JNL/MCM JNL 5 Fund*	JNL/MCM S&P® SMid 60 Fund*
JNL/MCM Consumer Brands Sector Fund*	JNL/MCM JNL Optimized 5 Fund*	JNL/MCM Select Small-Cap Fund*
JNL/MCM Dow SM 10 Fund*	JNL/MCM Nasdaq® 25 Fund*	JNL/MCM Technology Sector Fund*
JNL/MCM Dow SM Dividend Fund*	JNL/MCM NYSE® International 25 Fund*	JNL/MCM Value Line® 30 Fund*
JNL/MCM Financial Sector Fund*	JNL/MCM Oil & Gas Sector Fund*	JNL/MCM VIP Fund*
JNL/MCM Global 15 Fund*	JNL/MCM S&P® 10 Fund*

Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson, serves as investment adviser for all the Funds and receives a fee for its services from each of the Funds.

During the year ended December 31, 2011, the following Funds changed names:

PRIOR PORTFOLIO NAME	CURRENT PORTFOLIO NAME	EFFECTIVE DATE
JNL/Select Balanced Fund	JNL/WMC Balanced Fund	May 2, 2011
JNL/Select Money Market Fund	JNL/WMC Money Market Fund	May 2, 2011
JNL/Select Value Fund	JNL/WMC Value Fund	May 2, 2011
JNL/S&P Disciplined Growth Fund	JNL Disciplined Growth Fund(3)	August 29, 2011
JNL/S&P Disciplined Moderate Fund	JNL Disciplined Moderate Fund(3)	August 29, 2011
JNL/S&P Disciplined Moderate Growth Fund	JNL Disciplined Moderate Growth Fund(3)	August 29, 2011

(1) Effective August 29, 2011, JNL Institutional Alt 65 Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Lazard Emerging Markets Fund, JNL/Mellon Capital Management Global Alpha Fund, and JNL/Red Rocks Listed Private Equity Fund closed to new investors but remained open to the JNL Series Trust's fund of funds.

(2) Effective February 22, 2011, JNL/BlackRock Global Allocation Fund was removed as an investment option for all new investment allocations, but any current investment balances as of February 22, 2011, remained in the Fund.  Prior to August 27, 2011, the Fund had a Master-Feeder structure and invested substantially all its assets in shares of BlackRock Global Allocation Portfolio, a series of BlackRock Series Fund, Inc.  At close of business August 26, 2011, the Fund received a pro rata share of cash, securities, and receivables from the BlackRock Global Allocation Portfolio in a complete liquidation of its interest in the Master Fund.  At this time the Fund was reorganized from a Master-Feeder structure to a Sub-Advised Fund and began investing directly in securities rather than through the Master Fund.  Effective August 29, 2011, JNL/BlackRock Global Allocation Fund was reopened to all investors.

(3) These name changes are due to changes in sub-adviser.

* MCM denotes the sub-adviser Mellon Capital Management throughout these financial statements.

Jackson National Separate Account I
Notes to Financial Statements

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Investments

The Separate Account’s investments in the corresponding series of mutual funds are stated at the closing net asset values of the respective Funds.  The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account.  Investments in the Funds are recorded on trade date.  Realized gain distributions and dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income or gain to the Separate Account on the ex-dividend date.

Federal Income Taxes

The operations of the Separate Account are included in the federal income tax return of Jackson, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code.  Under current law, no federal income taxes are payable with respect to the Separate Account.  Therefore, no federal income tax has been provided.

Topic 820 in the Accounting Standards Codification (ASC 820), “Fair Value Measurements”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The changes to current GAAP from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of a Fund’s investments under ASC 820 guidance.  The inputs are summarized into three broad categories.  Level 1 includes valuations based on quoted prices of identical securities in active markets.  Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly.  Direct observable inputs include closing prices of similar securities in active markets or closing prices for identical or similar securities in non-active markets.  Indirect observable inputs include factors such as interest rates, yield curves, prepayment speeds, and credit risks.  Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including a Fund’s own assumptions in determining the fair value of the investment.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  As of December 31, 2011, all of the Separate Account's investments are in funds for which quoted prices are available in an active market.  Therefore, all investments have been categorized as Level 1.  The characterization of the underlying securities held by the Funds in accordance with ASC 820 differs from the characterization of an investment in the fund.

ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards”

In May 2011 FASB released ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards”.  ASU 2011-04 further clarifies fair value measurement principles and requires additional disclosures.  Effective for interim and annual periods beginning after December 15, 2011, entities will need to disclose the amounts and reasons for any transfers between Level 1 and Level 2 securities; quantitative information relating to significant observable inputs, a narrative description of the valuation process, and a narrative description of the sensitivity of the fair value measurements to changes in unobservable or Level 3 valuation inputs.

For the year ended December 31, 2011, there were no transfers between Level 1 and Level 2 securities.

Jackson National Separate Account I
Notes to Financial Statements

Note 3 – Policy Charges

Charges are deducted from the Separate Account and remitted to Jackson, to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

Policyholder Charges

Contract Maintenance Charge

An annual contract maintenance charge of $35 - $50 is charged against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract.  The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date.  This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed.  The charge is deducted by redeeming units.  For the years ended December 31, 2011 and 2010, contract maintenance charges were assessed in the amount of $2,870,556 and $6,719,734, respectively.

Transfer Charge

A transfer charge of $25 will apply to transfers made by contract holders between the portfolios in excess of 15 transfers in a contract year.  Jackson may waive the transfer charge in connection with pre-authorized automatic transfer programs, or in those states where a lesser charge is required.  This charge will be deducted from the amount transferred prior to the allocation to a different portfolio.  For the years ended December 31, 2011 and 2010, transfer charges were assessed in the amount of $21,848 and $57,988, respectively.

Surrender or Contingent Deferred Sales Charge

During the first three to nine contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract.  The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts.  The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year.  The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals.   For the years ended December 31, 2011 and 2010, surrender charges were assessed in the amount of $37,748,144 and $31,960,116, respectively.

Optional Benefit Charges

Guaranteed Minimum Income Benefit Charge.  If this benefit has been selected, Jackson will assess an annual charge of 0.40% - 0.87%, depending on the product, of the Guaranteed Minimum Income Benefit (GMIB) base.   The charge will be deducted each calendar quarter from the contract value by redeeming units.

Guaranteed Minimum Accumulation Benefit Charge.  If this benefit has been selected, Jackson will assess an annual charge of 1.00% - 1.02% of the Guaranteed Value (GV).  The charge will be deducted each calendar quarter from the contract value by redeeming units.

Guaranteed Minimum Withdrawal Benefit Charge.  If this benefit has been selected, Jackson will assess an annual charge of 0.50% - 3.00%, depending on the product, of the Guaranteed Withdrawal Balance (GWB).  The charge will be deducted each calendar quarter from the contract value by redeeming units.

Guaranteed Minimum Death Benefit Charge.  If any of the optional death benefits are selected that are available under the Contract, Jackson will assess an annual charge of 0.60% - 1.80%, depending on product, of the Death Benefit base.  The charge will be deducted each contract quarter from the contract value by redeeming units.

Jackson National Separate Account I
Notes to Financial Statements

Note 3 – Policy Charges (continued)

Asset-based Charges

Insurance Charges

Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%.  In designated products, this expense is waived for initial contributions greater than $1 million, refer to the product prospectus for eligibility.  The administration charge is designed to reimburse Jackson for expenses incurred in administering the Separate Account and its contracts and is assessed through the unit value calculation.

Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.15% to 1.65% for the assumption of mortality and expense risks.  The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson.  The expense risk assumed by Jackson is that the actual cost of administering the contracts of the Separate Account may exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

Optional Benefit Charges

Earnings Protection Benefit Charge.  If this benefit option has been selected, Jackson will make an additional deduction of 0.20% - 0.45%, depending on the product chosen, on an annual basis of the average daily net asset value of the contract owner’s allocations to the portfolios.

Contract Enhancement Charge.  If one of the contract enhancement benefits is selected, then for a period of five to nine contract years, Jackson will make an additional deduction based upon the average daily net asset value of the contract owner’s allocations to the portfolios.  The amounts of these charges depend upon the contract enhancements selected and range from 0.395% to 0.832%.

Withdrawal Charge Period.  If the optional three, four, or five-year withdrawal charge period feature is selected, Jackson will deduct 0.45%, 0.40%, or 0.30%, respectively, on an annual basis of the average daily net asset value of the contract owner’s allocations to the portfolios.

20% Additional Free Withdrawal Charge.  If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a Contract year without withdrawal charge, Jackson will deduct 0.30% - 0.40% on an annual basis of the average daily net assets value of the contract owner’s allocations to the portfolios.

Optional Death Benefit Charges.  If any of the optional death benefits are selected that are available under the Contract, Jackson will make an additional deduction of 0.15% - 0.80% on an annual basis of the average daily net asset value of the contract owner’s allocations to the portfolios, based on the optional death benefit selected.

Premium Taxes

Some states and other governmental entities charge premium taxes or other similar taxes.  Jackson pays these taxes and may make a deduction from the value of the contract for them.  Premium taxes generally range from 0% to 3.5% depending on the state.

Note 4 – Related Party Transactions

For contract enhancement benefits related to the optional benefits offered, Jackson contributed $122,719,601 and $73,788,281 to the Separate Account in the form of additional premium to contract owners’ accounts for the years ended December 31, 2011 and 2010, respectively.  These amounts are included in purchase payments received from contract owners.

Jackson National Separate Account I
Notes to Financial Statements

Note 5 – Purchases and Sales of Investments

For the year ended December 31, 2011, purchases and proceeds from sales of investments are as follows:

JNL Series Trust
	Purchases	Proceeds from Sales		Purchases	Proceeds from Sales
JNL Disciplined Growth Fund	$98,218,010	$49,811,849	JNL/Invesco International Growth Fund	$134,255,143	$99,966,176
JNL Disciplined Moderate Fund	193,487,361	85,025,858	JNL/Invesco Large Cap Growth Fund	217,806,694	158,767,999
JNL Disciplined Moderate Growth Fund	215,147,210	80,734,295	JNL/Invesco Small Cap Growth Fund	172,445,981	133,607,685
JNL Institutional Alt 20 Fund	432,202,944	118,421,843	JNL/Ivy Asset Strategy Fund	882,540,803	277,373,380
JNL Institutional Alt 35 Fund	758,458,924	206,312,624	JNL/JPMorgan International Value Fund	140,380,100	129,100,457
JNL Institutional Alt 50 Fund	1,105,387,548	293,646,512	JNL/JPMorgan MidCap Growth Fund	164,006,420	116,103,042
JNL Institutional Alt 65 Fund	574,863,869	240,202,976	JNL/JPMorgan U.S. Government & Quality Bond Fund	547,059,181	354,441,149
JNL/American Funds Blue Chip Income and Growth Fund	318,607,968	71,005,332	JNL/Lazard Emerging Markets Fund	377,800,036	426,520,241
JNL/American Funds Global Bond Fund	326,267,067	105,668,848	JNL/Lazard Mid Cap Equity Fund	123,821,532	100,472,386
JNL/American Funds Global Small Capitalization Fund	113,485,832	40,866,066	JNL/M&G Global Basics Fund	46,452,853	26,885,307
JNL/American Funds Growth-Income Fund	355,777,612	77,547,987	JNL/M&G Global Leaders Fund	23,938,324	11,143,549
JNL/American Funds International Fund	171,105,685	37,129,768	JNL/MCM 10 x 10 Fund	85,006,054	59,644,556
JNL/American Funds New World Fund	228,570,086	59,888,730	JNL/MCM Bond Index Fund	263,463,201	215,620,774
JNL/BlackRock Commodity Securities Fund	489,443,095	298,691,655	JNL/MCM Emerging Markets Index Fund	3,359,928	2,574
JNL/BlackRock Global Allocation Fund	438,125,186	104,263,595	JNL/MCM European 30 Fund	29,164,337	22,533,523
JNL/Brookfield Global Infrastructure Fund	971,478	12,746	JNL/MCM Global Alpha Fund	52,939,544	41,331,739
JNL/Capital Guardian Global Balanced Fund	115,593,261	81,682,721	JNL/MCM Index 5 Fund	174,611,070	82,044,048
JNL/Capital Guardian Global Diversified Research Fund	83,476,923	70,167,043	JNL/MCM International Index Fund	158,985,027	155,908,344
JNL/Capital Guardian U.S. Growth Equity Fund	143,973,188	115,803,663	JNL/MCM Pacific Rim 30 Fund	34,762,593	26,263,600
JNL/Eagle Core Equity Fund	88,655,237	59,096,499	JNL/MCM S&P 400 MidCap Index Fund	277,924,526	239,646,825
JNL/Eagle SmallCap Equity Fund	545,863,974	281,174,380	JNL/MCM S&P 500 Index Fund	446,244,164	353,914,465
JNL/Franklin Templeton Founding Strategy Fund	271,927,861	218,742,589	JNL/MCM Small Cap Index Fund	203,850,195	199,669,492
JNL/Franklin Templeton Global Growth Fund	86,138,432	44,348,729	JNL/Oppenheimer Global Growth Fund	157,446,668	90,778,339
JNL/Franklin Templeton Global Multisector Bond Fund	3,209,768	6,986	JNL/PAM Asia ex-Japan Fund	80,514,050	83,968,170
JNL/Franklin Templeton Income Fund	418,534,986	220,282,661	JNL/PAM China-India Fund	195,399,720	164,751,734
JNL/Franklin Templeton International Small Cap Growth Fund	107,369,184	68,116,178	JNL/PIMCO Real Return Fund	971,760,378	472,548,750
JNL/Franklin Templeton Mutual Shares Fund	149,291,737	69,479,072	JNL/PIMCO Total Return Bond Fund	1,531,479,241	1,082,173,636
JNL/Franklin Templeton Small Cap Value Fund	162,239,414	124,577,501	JNL/PPM America Floating Rate Income Fund	214,675,737	85,213,768
JNL/Goldman Sachs Core Plus Bond Fund	332,833,159	227,493,038	JNL/PPM America High Yield Bond Fund	843,671,312	675,012,217
JNL/Goldman Sachs Emerging Markets Debt Fund	236,277,779	228,150,775	JNL/PPM America Mid Cap Value Fund	124,809,452	106,928,019
JNL/Goldman Sachs Mid Cap Value Fund	177,271,058	99,656,851	JNL/PPM America Small Cap Value Fund	87,299,544	66,153,248
JNL/Goldman Sachs U.S. Equity Flex Fund	30,622,001	35,869,707	JNL/PPM America Value Equity Fund	68,054,685	68,843,860
JNL/Invesco Global Real Estate Fund	239,731,787	144,232,323	JNL/Red Rocks Listed Private Equity Fund	335,186,319	182,189,057

Jackson National Separate Account I
Notes to Financial Statements

Note 5 – Purchases and Sales of Investments (continued)

JNL Series Trust (continued)
	Purchases	Proceeds from Sales		Purchases	Proceeds from Sales
JNL/S&P 4 Fund	$408,417,052	$249,438,379	JNL/S&P Total Yield Fund	$59,783,086	$36,492,368
JNL/S&P Competitive Advantage Fund	126,985,742	57,970,005	JNL/T. Rowe Price Established Growth Fund	401,324,874	265,567,020
JNL/S&P Dividend Income & Growth Fund	416,918,367	134,317,432	JNL/T. Rowe Price Mid-Cap Growth Fund	696,449,282	371,436,250
JNL/S&P Intrinsic Value Fund	213,277,492	110,795,023	JNL/T. Rowe Price Short-Term Bond Fund	409,647,269	249,905,654
JNL/S&P Managed Aggressive Growth Fund	341,885,396	240,798,943	JNL/T. Rowe Price Value Fund	199,124,528	161,355,161
JNL/S&P Managed Conservative Fund	634,215,995	322,792,514	JNL/WMC Balanced Fund	754,288,936	299,564,866
JNL/S&P Managed Growth Fund	913,104,652	477,297,172	JNL/WMC Money Market Fund	1,836,871,178	1,502,992,398
JNL/S&P Managed Moderate Fund	827,836,074	357,037,863	JNL/WMC Value Fund	148,562,214	127,475,077
JNL/S&P Managed Moderate Growth Fund	1,353,121,930	583,522,773

JNL Variable Fund LLC
	Purchases	Proceeds from Sales		Purchases	Proceeds from Sales
JNL/MCM 25 Fund	$218,888,001	$233,129,545	JNL/MCM Nasdaq® 25 Fund	$121,243,812	$87,635,215
JNL/MCM Communications Sector Fund	40,072,394	42,040,381	JNL/MCM NYSE® International 25 Fund	70,375,445	72,481,102
JNL/MCM Consumer Brands Sector Fund	90,829,428	62,551,313	JNL/MCM Oil & Gas Sector Fund	561,734,865	355,062,294
JNL/MCM Dow SM 10 Fund	234,901,484	186,669,156	JNL/MCM S&P® 10 Fund	66,129,666	108,922,817
JNL/MCM Dow SM Dividend Fund	118,386,268	82,947,979	JNL/MCM S&P® 24 Fund	50,241,934	41,659,597
JNL/MCM Financial Sector Fund	100,706,370	98,640,422	JNL/MCM S&P® SMid 60 Fund	103,196,486	97,875,090
JNL/MCM Global 15 Fund	90,479,261	176,055,862	JNL/MCM Select Small-Cap Fund	58,352,286	99,605,761
JNL/MCM Healthcare Sector Fund	202,208,174	121,190,180	JNL/MCM Technology Sector Fund	241,817,079	188,552,305
JNL/MCM JNL 5 Fund	352,782,571	685,653,237	JNL/MCM Value Line® 30 Fund	120,558,590	190,474,600
JNL/MCM JNL Optimized 5 Fund	71,250,074	111,206,790	JNL/MCM VIP Fund	49,005,034	76,694,892

Note 6 – Subsequent Events

Management has evaluated subsequent events for the Funds through the date the financial statements are available to be issued, and has concluded there are no events that require financial statement disclosure and/or adjustments to the financial statements.

Jackson National Separate Account I
Notes to Financial Statements

Note 7 - Financial Highlights

The following is a summary for each period in the five-year period ended December 31, 2011 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.  Unit values for portfolios that do not have any assets at period end are calculated based on the net asset value of the underlying fund less expenses charged directly to the Separate Account.

	JNL Disciplined Growth Portfolio(a)		JNL Disciplined Moderate Portfolio(a)		JNL Disciplined Moderate Growth Portfolio(a)		JNL Institutional Alt 20 Portfolio(b)		JNL Institutional Alt 35 Portfolio(b)		JNL Institutional Alt 50 Portfolio(b)		JNL Institutional Alt 65 Portfolio(b)		JNL/American Funds Blue Chip Income and Growth Portfolio(c)		JNL/American Funds Global Bond Portfolio(c)		JNL/American Funds Global Small Capitalization Portfolio(c)

Highest expense ratio
Period ended December 31, 2011

Unit Value	$7.585200		$8.685114		$8.213126		$12.897292		$13.398793		$13.472850		$13.866809		$9.703216		$10.344191		$8.538274
Total Return *	-8.17	%***	-2.93%		-3.93%		-5.49%		-6.69%		-8.00%		-8.78%		-4.51%		0.25	%***	-21.85%
Ratio of Expenses **	3.145%		3.695%		3.145%		3.06%		3.05%		3.61%		3.61%		3.36%		3.16%		3.06%

Period ended December 31, 2010

Unit Value	$8.123943		$8.947058		$8.548681		$13.647188		$14.360051		$14.644693		$15.200878		$10.161091		$10.254727		$10.926025
Total Return *	9.39%		7.07%		9.78%		9.65%		9.17	%***	10.51	%***	11.74%		9.13	%***	3.64	%***	15.68	%***
Ratio of Expenses **	3.01%		3.695%		3.145%		3.06%		3.05%		3.61%		3.61%		3.36%		2.845%		3.06%

Period ended December 31, 2009

Unit Value	$7.426450		$8.356204		$7.787034		$12.446093		$12.965341		$13.272261		$13.603273		n/a		n/a		n/a
Total Return *	21.67%		14.37%		18.97%		0.62	%***	0.69	%***	-0.06	%***	-0.93	%***	n/a		n/a		n/a
Ratio of Expenses **	3.01%		3.695%		3.145%		3.06%		2.845%		3.01%		3.61%		n/a		n/a		n/a

Period ended December 31, 2008

Unit Value	$6.103657		$7.306311		$6.545258		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	-0.30	%***	-27.88	%***	-36.78%		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	3.01%		3.695%		3.145%		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2007

Unit Value	$10.364266		$10.396421		$10.353901		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	0.66	%***	2.35	%***	-0.92	%***	n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	2.845%		3.01%		3.145%		n/a		n/a		n/a		n/a		n/a		n/a		n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.
(a) Commencement of operations January 16, 2007.
(b) Commencement of operations April 6, 2009.
(c) Commencement of operations May 3, 2010.

Jackson National Separate Account I
Notes to Financial Statements

Note 7 - Financial Highlights (continued)

	JNL Disciplined Growth Portfolio(a)	JNL Disciplined Moderate Portfolio(a)	JNL Disciplined Moderate Growth Portfolio(a)	JNL Institutional Alt 20 Portfolio(b)	JNL Institutional Alt 35 Portfolio(b)	JNL Institutional Alt 50 Portfolio(b)	JNL Institutional Alt 65 Portfolio(b)	JNL/American Funds Blue Chip Income and Growth Portfolio(c)	JNL/American Funds Global Bond Portfolio(c)	JNL/American Funds Global Small Capitalization Portfolio(c)

Lowest expense ratio
Period ended December 31, 2011

Unit Value	$8.647683	$10.174362	$9.362785	$13.644637	$14.171169	$14.469467	$14.851990	$10.090978	$10.721765	$8.835361
Total Return *	-3.62%	0.22%	-1.36%	-4.59%***	-8.52%***	-9.64%***	-6.46%	-6.39%***	3.28%	-22.38%***
Ratio of Expenses **	0.50%	0.50%	0.50%	1.00%	1.00%	1.00%	1.10%	1.00%	1.00%	1.00%

Period ended December 31, 2010

Unit Value	$8.972673	$10.152509	$9.491603	$14.119848	$14.854626	$15.297268	$15.878350	$10.314502	$10.380934	$11.068974
Total Return *	12.17%	10.55%	12.72%	11.82%	13.11%	13.65%	14.59%	10.72%***	0.95%***	20.23%***
Ratio of Expenses **	0.50%	0.50%	0.50%	1.10%	1.10%	1.10%	1.10%	1.10%	1.00%	1.10%

Period ended December 31, 2009

Unit Value	$7.998913	$9.183868	$8.420262	$12.627216	$13.133099	$13.460423	$13.857205	n/a	n/a	n/a
Total Return *	34.29%***	22.52%***	29.75%***	1.87%***	32.53%***	18.12%***	22.71%***	n/a	n/a	n/a
Ratio of Expenses **	0.50%	0.50%	0.50%	1.10%	1.10%	1.10%	1.10%	n/a	n/a	n/a

Period ended December 31, 2008

Unit Value	$6.336449	$7.679321	$6.805842	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	-34.40%***	-27.44%	-35.51%	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	1.10%	1.15%	1.15%	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2007

Unit Value	$10.534013	$10.582996	$10.553448	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	-0.78%***	3.79%***	4.34%***	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	1.15%	1.15%	1.15%	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.
(a) Commencement of operations January 16, 2007.
(b) Commencement of operations April 6, 2009.
(c) Commencement of operations May 3, 2010.

Jackson National Separate Account I
Notes to Financial Statements

Note 7 - Financial Highlights (continued)

	JNL Disciplined Growth Portfolio(a)	JNL Disciplined Moderate Portfolio(a)	JNL Disciplined Moderate Growth Portfolio(a)	JNL Institutional Alt 20 Portfolio(b)	JNL Institutional Alt 35 Portfolio(b)	JNL Institutional Alt 50 Portfolio(b)	JNL Institutional Alt 65 Portfolio(b)	JNL/American Funds Blue Chip Income and Growth Portfolio(c)	JNL/American Funds Global Bond Portfolio(c)	JNL/American Funds Global Small Capitalization Portfolio(c)

Portfolio data
Period ended December 31, 2011

Net Assets (in thousands)	$168,700	$427,042	$473,993	$871,892	$1,349,313	$1,759,138	$942,913	$379,981	$322,987	$121,399
Units Outstanding (in thousands)	20,490	44,150	53,139	64,683	96,468	123,288	64,231	37,953	30,387	13,853
Investment Income Ratio *	1.09%	1.34%	1.12%	1.00%	0.88%	0.86%	0.73%	0.67%	1.01%	0.37%

Period ended December 31, 2010

Net Assets (in thousands)	$128,516	$322,588	$350,989	$591,940	$866,696	$1,045,302	$686,359	$139,612	$99,514	$74,487
Units Outstanding (in thousands)	14,919	33,094	38,463	42,185	58,741	68,822	43,558	13,568	9,619	6,748
Investment Income Ratio *	1.41%	1.11%	1.20%	0.70%	0.76%	0.77%	0.67%	0.00%	0.00%	0.00%

Period ended December 31, 2009

Net Assets (in thousands)	$74,918	$158,926	$194,086	$194,779	$303,777	$351,060	$225,707	n/a	n/a	n/a
Units Outstanding (in thousands)	9,671	17,855	23,763	15,469	23,203	26,163	16,344	n/a	n/a	n/a
Investment Income Ratio *	3.46%	2.80%	3.23%	0.00%	0.00%	0.00%	0.00%	n/a	n/a	n/a

Period ended December 31, 2008

Net Assets (in thousands)	$25,007	$55,788	$71,319	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	3,996	7,341	10,574	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	1.75%	1.30%	1.40%	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2007

Net Assets (in thousands)	$15,683	$33,591	$38,400	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	1,496	3,190	3,658	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	0.00%	0.00%	0.00%	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*    These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.
(a) Commencement of operations January 16, 2007.
(b) Commencement of operations April 6, 2009.
(c) Commencement of operations May 3, 2010.

Jackson National Separate Account I
Notes to Financial Statements

Note 7 - Financial Highlights (continued)

	JNL/American Funds Growth-Income Portfolio(b)		JNL/American Funds International Portfolio(b)		JNL/American Funds New World Portfolio(b)		JNL/BlackRock Commodity Securities Portfolio(a)		JNL/BlackRock Global Allocation Portfolio(c)		JNL/Brookfield Global Infrastructure Portfolio(d)		JNL/Capital Guardian Global Balanced Portfolio	JNL/Capital Guardian Global Diversified Research Portfolio	JNL/Capital Guardian U.S. Growth Equity Portfolio		JNL/Eagle Core Equity Portfolio

Highest expense ratio
Period ended December 31, 2011

Unit Value	$9.687223		$8.785597		$9.237794		$9.209368		$9.525680		$10.347709		$8.329723	$16.523644	$17.818001		$12.133220
Total Return *	-5.34%		-17.20%		-16.96%		-10.72%		-7.22%		3.30	%***	-8.35%	-8.11%	-2.81%		-4.15%
Ratio of Expenses **	3.16%		3.36%		3.16%		3.695%		3.61%		2.395%		3.86%	3.86%	3.61%		3.40%

Period ended December 31, 2010

Unit Value	$10.233282		$10.610960		$11.124419		$10.315078		$10.267439		n/a		$9.088924	$17.982846	$18.334060		$12.658211
Total Return *	7.04	%***	7.01	%***	2.97	%***	13.18%		2.04	%***	n/a		4.89%	7.54%	4.02	%***	8.12%
Ratio of Expenses **	3.16%		3.36%		3.16%		3.695%		3.61%		n/a		3.86%	3.86%	3.61%		3.40%

Period ended December 31, 2009

Unit Value	n/a		n/a		n/a		$9.113705		n/a		n/a		$8.665546	$16.721749	$17.374529		$11.707821
Total Return *	n/a		n/a		n/a		44.49%		n/a		n/a		17.84%	33.00%	30.30%		29.36%
Ratio of Expenses **	n/a		n/a		n/a		3.695%		n/a		n/a		3.86%	3.86%	3.41%		3.40%

Period ended December 31, 2008

Unit Value	n/a		n/a		n/a		$6.307417		n/a		n/a		$7.353527	$12.573178	$13.334545		$9.050892
Total Return *	n/a		n/a		n/a		-52.24	%***	n/a		n/a		-31.00%	-44.66%	-42.86%		-41.07%
Ratio of Expenses **	n/a		n/a		n/a		3.695%		n/a		n/a		3.86%	3.86%	3.41%		3.40%

Period ended December 31, 2007

Unit Value	n/a		n/a		n/a		$13.428198		n/a		n/a		$10.657491	$22.719950	$23.335999		$15.359991
Total Return *	n/a		n/a		n/a		-3.84	%***	n/a		n/a		3.85%	16.05%	6.03%		-2.79%
Ratio of Expenses **	n/a		n/a		n/a		3.61%		n/a		n/a		3.86%	3.86%	3.41%		3.40%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.
(a) Commencement of operations January 16, 2007.
(b) Commencement of operations May 3, 2010.
(c) Commencement of operations October 11, 2010.
(d) Commencement of operations December 12, 2011.

Jackson National Separate Account I
Notes to Financial Statements

Note 7 - Financial Highlights (continued)

	JNL/American Funds Growth-Income Portfolio(b)		JNL/American Funds International Portfolio(b)		JNL/American Funds New World Portfolio(b)		JNL/BlackRock Commodity Securities Portfolio(a)		JNL/BlackRock Global Allocation Portfolio(c)		JNL/Brookfield Global Infrastructure Portfolio(d)		JNL/Capital Guardian Global Balanced Portfolio	JNL/Capital Guardian Global Diversified Research Portfolio		JNL/Capital Guardian U.S. Growth Equity Portfolio	JNL/Eagle Core Equity Portfolio

Lowest expense ratio
Period ended December 31, 2011

Unit Value	$10.041099		$9.136696		$9.575052		$10.524754		$9.833592		$9.044877		$11.629393	$26.589486		$27.509862	$17.513600
Total Return *	-3.27%		-19.39	%***	-17.68	%***	-8.29%		-4.85	%***	-9.72	%***	-5.70%	4.60	%***	-0.25%	-1.83%
Ratio of Expenses **	1.00%		1.00%		1.00%		1.00%		1.00%		1.15%		1.00%	1.00%		1.00%	1.00%

Period ended December 31, 2010

Unit Value	$10.380945		$10.771157		$11.277446		$11.475773		$10.324763		n/a		$12.332504	$27.688199		$27.579329	$17.839236
Total Return *	5.26	%***	16.37	%***	25.58	%***	16.27%		2.89	%***	n/a		7.93%	10.55%		11.55%	10.74%
Ratio of Expenses **	1.00%		1.10%		1.10%		1.00%		1.10%		n/a		1.00%	1.10%		1.00%	1.00%

Period ended December 31, 2009

Unit Value	n/a		n/a		n/a		$9.869603		n/a		n/a		$11.426506	$25.045545		$24.723078	$16.108550
Total Return *	n/a		n/a		n/a		48.44%		n/a		n/a		21.26%	36.72%		33.47%	32.50%
Ratio of Expenses **	n/a		n/a		n/a		1.00%		n/a		n/a		1.00%	1.10%		1.00%	1.00%

Period ended December 31, 2008

Unit Value	n/a		n/a		n/a		$6.648895		n/a		n/a		$9.423048	$18.319213		$18.523053	$12.157618
Total Return *	n/a		n/a		n/a		-51.71%		n/a		n/a		-29.00%	-43.11%		-41.46%	-39.64%
Ratio of Expenses **	n/a		n/a		n/a		1.00%		n/a		n/a		1.00%	1.10%		1.00%	1.00%

Period ended December 31, 2007

Unit Value	n/a		n/a		n/a		$13.767720		n/a		n/a		$13.271782	$32.201914		$31.644131	$20.143014
Total Return *	n/a		n/a		n/a		14.25	%***	n/a		n/a		6.88%	19.32	%***	8.63%	-0.42%
Ratio of Expenses **	n/a		n/a		n/a		1.00%		n/a		n/a		1.00%	1.10%		1.00%	1.00%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.
(a) Commencement of operations January 16, 2007.
(b) Commencement of operations May 3, 2010.
(c) Commencement of operations October 11, 2010.
(d) Commencement of operations December 12, 2011.

Jackson National Separate Account I
Notes to Financial Statements

Note 7 - Financial Highlights (continued)

	JNL/American Funds Growth-Income Portfolio(b)	JNL/American Funds International Portfolio(b)	JNL/American Funds New World Portfolio(b)	JNL/BlackRock Commodity Securities Portfolio(a)	JNL/BlackRock Global Allocation Portfolio(c)	JNL/Brookfield Global Infrastructure Portfolio(d)	JNL/Capital Guardian Global Balanced Portfolio	JNL/Capital Guardian Global Diversified Research Portfolio	JNL/Capital Guardian U.S. Growth Equity Portfolio	JNL/Eagle Core Equity Portfolio

Portfolio data
Period ended December 31, 2011

Net Assets (in thousands)	$430,286	$200,814	$261,975	$797,267	$494,125	$981	$351,568	$286,172	$424,724	$136,793
Units Outstanding (in thousands)	43,195	22,150	27,587	77,839	50,563	95	32,124	12,111	17,111	8,442
Investment Income Ratio *	0.53%	0.72%	0.60%	0.58%	0.67%	0.00%	1.08%	0.94%	0.34%	0.56%

Period ended December 31, 2010

Net Assets (in thousands)	$164,649	$97,917	$128,284	$685,623	$172,036	n/a	$339,313	$289,989	$395,677	$109,852
Units Outstanding (in thousands)	15,914	9,113	11,407	61,152	16,678	n/a	29,149	11,595	15,939	6,677
Investment Income Ratio *	0.00%	0.00%	0.00%	0.36%	0.00%	n/a	1.11%	0.73%	0.27%	0.29%

Period ended December 31, 2009

Net Assets (in thousands)	n/a	n/a	n/a	$499,893	n/a	n/a	$265,058	$239,991	$284,325	$76,609
Units Outstanding (in thousands)	n/a	n/a	n/a	51,594	n/a	n/a	24,522	10,688	12,891	5,158
Investment Income Ratio *	n/a	n/a	n/a	1.06%	n/a	n/a	2.63%	1.91%	0.19%	1.42%

Period ended December 31, 2008

Net Assets (in thousands)	n/a	n/a	n/a	$175,643	n/a	n/a	$173,339	$120,056	$123,760	$37,396
Units Outstanding (in thousands)	n/a	n/a	n/a	26,783	n/a	n/a	19,423	7,531	7,729	3,315
Investment Income Ratio *	n/a	n/a	n/a	0.06%	n/a	n/a	1.15%	0.00%	0.00%	2.61%

Period ended December 31, 2007

Net Assets (in thousands)	n/a	n/a	n/a	$294,796	n/a	n/a	$183,983	$155,406	$151,626	$70,254
Units Outstanding (in thousands)	n/a	n/a	n/a	21,577	n/a	n/a	14,528	5,770	5,756	3,735
Investment Income Ratio *	n/a	n/a	n/a	0.00%	n/a	n/a	2.54%	0.71%	0.00%	1.88%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.
(a) Commencement of operations January 16, 2007.
(b) Commencement of operations May 3, 2010.
(c) Commencement of operations October 11, 2010.
(d) Commencement of operations December 12, 2011.

Jackson National Separate Account I
Notes to Financial Statements

Note 7 - Financial Highlights (continued)

	JNL/Eagle SmallCap Equity Portfolio	JNL/Franklin Templeton Founding Strategy Portfolio(a)		JNL/Franklin Templeton Global Growth Portfolio(a)		JNL/Franklin Templeton Global Multisector Bond Portfolio(d)		JNL/Franklin Templeton Income Portfolio	JNL/Franklin Templeton Inter-national Small Cap Growth Portfolio(b)		JNL/Franklin Templeton Mutual Shares Portfolio(a)		JNL/Franklin Templeton Small Cap Value Portfolio	JNL/ Goldman Sachs Core Plus Bond Portfolio	JNL/Goldman Sachs Emerging Markets Debt Portfolio(c)

Highest expense ratio
Period ended December 31, 2011

Unit Value	$18.484335	$7.635375		$6.573777		$10.047064		$9.850961	$6.185254		$7.471934		$10.351574	$15.830973	$11.716134
Total Return *	-6.05%	-4.85%		-9.40%		-0.11	%***	-1.04%	-17.41%		-3.73%		-6.45%	2.19%	-8.04%
Ratio of Expenses **	3.91%	3.61%		3.61%		2.60%		3.56%	3.61%		3.145%		3.91%	3.91%	3.61%

Period ended December 31, 2010

Unit Value	$19.673973	$8.024647		$7.256056		n/a		$9.954979	$7.488896		$7.761267		$11.065011	$15.491362	$12.740806
Total Return *	30.45%	6.47%		3.27%		n/a		8.63%	16.27%		8.00%		21.97%	3.50%	11.95%
Ratio of Expenses **	3.91%	3.61%		3.61%		n/a		3.56%	3.61%		3.145%		3.91%	3.91%	3.61%

Period ended December 31, 2009

Unit Value	$15.081920	$7.536660		$7.026219		n/a		$9.164130	$6.440753		$7.186112		$9.071610	$14.967299	$11.380544
Total Return *	30.29%	25.52%		26.20%		n/a		28.27%	47.18%		22.82%		28.47%	9.78%	-2.17	%***
Ratio of Expenses **	3.91%	3.61%		3.61%		n/a		3.56%	3.61%		3.145%		3.91%	3.91%	3.61%

Period ended December 31, 2008

Unit Value	$11.575782	$6.004356		$5.567683		n/a		$7.144350	$4.376090		$5.851107		$7.061138	$13.633944	$9.615461
Total Return *	-40.65%	-34.77	%***	-42.73%		n/a		-32.19%	-49.35	%***	-39.82%		-35.69%	-8.81%	5.28	%***
Ratio of Expenses **	3.91%	3.61%		3.61%		n/a		3.56%	3.61%		3.145%		3.91%	3.91%	2.845%

Period ended December 31, 2007

Unit Value	$19.503996	$9.775729		$9.721359		n/a		$10.536430	$9.848527		$9.723155		$10.980404	$14.950410	n/a
Total Return *	7.77%	-6.46	%***	-5.91	%***	n/a		-1.73%	-1.51	%***	-8.10	%***	-9.76%	2.88%	n/a
Ratio of Expenses **	3.91%	3.31%		3.61%		n/a		3.56%	2.845%		3.145%		3.91%	3.91%	n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.
(a) Commencement of operations January 16, 2007.
(b) Commencement of operations December 3, 2007.
(c) Commencement of operations October 6, 2008.
(d) Commencement of operations December 12, 2011.

Jackson National Separate Account I
Notes to Financial Statements

Note 7 - Financial Highlights (continued)

	JNL/Eagle SmallCap Equity Portfolio	JNL/Franklin Templeton Founding Strategy Portfolio(a)		JNL/Franklin Templeton Global Growth Portfolio(a)		JNL/Franklin Templeton Global Multisector Bond Portfolio(d)		JNL/Franklin Templeton Income Portfolio	JNL/Franklin Templeton International Small Cap Growth Portfolio(b)		JNL/Franklin Templeton Mutual Shares Portfolio(a)		JNL/Franklin Templeton Small Cap Value Portfolio	JNL/ Goldman Sachs Core Plus Bond Portfolio	JNL/Goldman Sachs Emerging Markets Debt Portfolio(c)

Lowest expense ratio
Period ended December 31, 2011

Unit Value	$28.847748	$8.689677		$7.444175		$10.054309		$11.388721	$6.851335		$8.309360		$12.566719	$25.690746	$12.747546
Total Return *	-3.28%	-2.34%		-7.11%		0.75	%***	1.51%	-15.31%		-1.65	%***	-3.69%	5.20%	-5.62%
Ratio of Expenses **	1.00%	1.00%		1.10%		1.15%		1.00%	1.10%		1.00%		1.00%	1.00%	1.00%

Period ended December 31, 2010

Unit Value	$29.826055	$8.897977		$8.013670		n/a		$11.218832	$8.090292		$8.415078		$13.048587	$24.420522	$13.506371
Total Return *	34.30%	9.29%		5.90%		n/a		11.45%	19.23%		10.24%		25.58%	6.56%	14.91%
Ratio of Expenses **	1.00%	1.00%		1.10%		n/a		1.00%	1.10%		1.10%		1.00%	1.00%	1.00%

Period ended December 31, 2009

Unit Value	$22.208611	$8.141578		$7.567485		n/a		$10.066533	$6.785510		$7.633746		$10.390995	$22.917617	$11.753563
Total Return *	34.14%	28.84%		29.40%		n/a		31.60%	50.92%		25.35%		32.27%	13.02%	6.16	%***
Ratio of Expenses **	1.00%	1.00%		1.10%		n/a		1.00%	1.10%		1.10%		1.00%	1.00%	1.00%

Period ended December 31, 2008

Unit Value	$16.556491	$6.319163		$5.847939		n/a		$7.649488	$4.496055		$6.089773		$7.855974	$20.277549	$9.655005
Total Return *	-38.90%	-36.77%		-41.27%		n/a		-30.44%	-25.74	%***	-5.75	%***	-33.79%	-6.12%	-3.14	%***
Ratio of Expenses **	1.00%	1.00%		1.10%		n/a		1.00%	1.10%		1.10%		1.00%	1.00%	1.10%

Period ended December 31, 2007

Unit Value	$27.096246	$9.993973		$9.957514		n/a		$10.996249	$9.860527		$9.910412		$11.866094	$21.598776	n/a
Total Return *	10.97%	-1.17	%***	2.11	%***	n/a		0.83%	-1.39	%***	-0.79	%***	-7.07%	5.94%	n/a
Ratio of Expenses **	1.00%	1.00%		1.10%		n/a		1.00%	1.25%		1.15%		1.00%	1.00%	n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**    Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***   Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.
(a) Commencement of operations January 16, 2007.
(b) Commencement of operations December 3, 2007.
(c) Commencement of operations October 6, 2008.
(d) Commencement of operations December 12, 2011.

Jackson National Separate Account I
Notes to Financial Statements

Note 7 - Financial Highlights (continued)

	JNL/Eagle SmallCap Equity Portfolio	JNL/Franklin Templeton Founding Strategy Portfolio(a)	JNL/Franklin Templeton Global Growth Portfolio(a)	JNL/Franklin Templeton Global Multisector Bond Portfolio(d)	JNL/Franklin Templeton Income Portfolio	JNL/Franklin Templeton International Small Cap Growth Portfolio(b)	JNL/Franklin Templeton Mutual Shares Portfolio(a)	JNL/Franklin Templeton Small Cap Value Portfolio	JNL/ Goldman Sachs Core Plus Bond Portfolio	JNL/Goldman Sachs Emerging Markets Debt Portfolio(c)

Portfolio data
Period ended December 31, 2011

Net Assets (in thousands)	$624,638	$1,002,736	$150,197	$3,209	$830,111	$159,531	$310,557	$261,576	$576,804	$325,784
Units Outstanding (in thousands)	23,617	118,697	20,586	319	75,202	23,703	38,323	21,600	24,660	26,008
Investment Income Ratio *	0.00%	1.46%	0.95%	0.00%	4.30%	1.52%	2.60%	0.28%	2.12%	4.64%

Period ended December 31, 2010

Net Assets (in thousands)	$414,824	$980,170	$120,991	n/a	$647,703	$147,477	$242,092	$235,996	$471,544	$363,805
Units Outstanding (in thousands)	15,142	112,773	15,358	n/a	59,311	18,484	29,259	18,698	21,206	27,289
Investment Income Ratio *	0.20%	2.99%	1.46%	n/a	4.19%	1.30%	0.02%	0.48%	2.52%	1.30%

Period ended December 31, 2009

Net Assets (in thousands)	$179,792	$795,638	$82,733	n/a	$406,535	$92,048	$146,000	$126,299	$365,183	$126,741
Units Outstanding (in thousands)	8,801	99,557	11,092	n/a	41,299	13,701	19,405	12,508	17,500	10,866
Investment Income Ratio *	0.00%	0.07%	2.38%	n/a	7.51%	2.32%	4.87%	0.95%	4.93%	0.19%

Period ended December 31, 2008

Net Assets (in thousands)	$107,791	$552,970	$34,780	n/a	$214,040	$15,040	$60,998	$57,615	$276,385	$8,743
Units Outstanding (in thousands)	7,090	88,674	6,013	n/a	28,474	3,365	10,133	7,519	14,923	906
Investment Income Ratio *	0.00%	1.40%	0.02%	n/a	0.09%	0.25%	0.00%	1.19%	3.40%	0.00%

Period ended December 31, 2007

Net Assets (in thousands)	$159,201	$762,485	$47,195	n/a	$252,304	$1,986	$71,047	$57,150	$329,798	n/a
Units Outstanding (in thousands)	6,378	76,812	4,766	n/a	23,215	202	7,206	4,912	16,644	n/a
Investment Income Ratio *	2.39%	0.00%	1.28%	n/a	4.81%	0.00%	0.00%	2.81%	3.54%	n/a

*    These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.
(a) Commencement of operations January 16, 2007.
(b) Commencement of operations December 3, 2007.
(c) Commencement of operations October 6, 2008.
(d) Commencement of operations December 12, 2011.

Jackson National Separate Account I
Notes to Financial Statements

Note 7 - Financial Highlights (continued)

	JNL/ Goldman Sachs Mid Cap Value Portfolio	JNL/Goldman Sachs U.S. Equity Flex Portfolio(a)		JNL/Invesco Global Real Estate Portfolio	JNL/Invesco International Growth Portfolio	JNL/Invesco Large Cap Growth Portfolio	JNL/Invesco Small Cap Growth Portfolio		JNL/Ivy Asset Strategy Portfolio(b)		JNL/JPMorgan International Value Portfolio	JNL/JPMorgan MidCap Growth Portfolio	JNL/JPMorgan U.S. Government & Quality Bond Portfolio

Highest expense ratio
Period ended December 31, 2011

Unit Value	$10.291465	$7.047439		$9.910099	$10.145789	$9.074299	$12.202050		$9.747802		$7.956627	$15.899613	$13.994311
Total Return *	-10.11%	-13.32%		-9.67%	-10.45%	-10.11%	-4.75%		-10.77%		-16.20%	-9.22%	5.80%
Ratio of Expenses **	3.91%	3.06%		3.71%	3.91%	3.75%	3.51%		3.61%		3.91%	3.61%	3.75%

Period ended December 31, 2010

Unit Value	$11.449489	$8.130127		$10.970794	$11.329284	$10.094858	$12.811152		$10.923852		$9.494509	$17.514872	$13.226942
Total Return *	19.63%	5.42%		12.88%	8.00%	13.09%	21.86%		1.72	%***	3.46%	21.14%	3.39%
Ratio of Expenses **	3.91%	3.06%		3.71%	3.91%	3.75%	3.51%		3.61%		3.91%	3.61%	3.75%

Period ended December 31, 2009

Unit Value	$9.571077	$7.712029		$9.719054	$10.490005	$8.926762	$10.513159		$10.330943		$9.177295	$14.458073	$12.792920
Total Return *	27.56%	21.10%		27.71%	31.73%	19.72%	30.15%		0.07	%***	25.18%	37.89%	-0.12%
Ratio of Expenses **	3.91%	3.06%		3.71%	3.91%	3.75%	3.51%		2.96%		3.91%	3.61%	3.75%

Period ended December 31, 2008

Unit Value	$7.502931	$6.368322		$7.610482	$7.963090	$7.456591	$8.077700		n/a		$7.331489	$10.484843	$12.808585
Total Return *	-38.54%	-34.86	%***	-38.05%	-43.20%	-39.96%	-41.81%		n/a		-46.62%	-46.41%	2.61%
Ratio of Expenses **	3.91%	3.06%		3.71%	3.91%	3.75%	3.51%		n/a		3.91%	3.61%	3.75%

Period ended December 31, 2007

Unit Value	$12.208730	$10.538002		$12.284252	$14.019714	$12.418859	$13.881145		n/a		$13.734935	$19.566550	$12.482587
Total Return *	-1.17%	3.69	%***	-18.12%	5.54%	11.47%	-2.85	%***	n/a		7.66%	4.11%	2.45%
Ratio of Expenses **	3.91%	3.05%		3.71%	3.91%	3.75%	3.51%		n/a		3.91%	3.61%	3.75%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.
(a) Commencement of operations January 16, 2007.
(b) Commencement of operations September 28, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/ Goldman Sachs Mid Cap Value Portfolio		JNL/Goldman Sachs U.S. Equity Flex Portfolio(a)		JNL/Invesco Global RealEstate Portfolio	JNL/Invesco International Growth Portfolio	JNL/Invesco Large Cap Growth Portfolio	JNL/Invesco Small Cap Growth Portfolio	JNL/Ivy Asset Strategy Portfolio(b)		JNL/JPMorgan International Value Portfolio	JNL/JPMorgan MidCap Growth Portfolio	JNL/JPMorgan U.S. Government & Quality Bond Portfolio

Lowest expense ratio
Period ended December 31, 2011

Unit Value	$12.493934		$7.804539		$11.871410	$16.465808	$12.003511	$15.751828	$10.338760		$11.901546	$24.544669	$22.112284
Total Return *	-7.47%		-11.52%		-7.19%	-7.81%	-7.61%	-2.34%	-8.41%		-13.73%	-6.83%	8.74%
Ratio of Expenses **	1.00%		1.00%		1.00%	1.00%	1.00%	1.00%	1.00%		1.00%	1.00%	1.00%

Period ended December 31, 2010

Unit Value	$13.502182		$8.820425		$12.791583	$17.860560	$12.992248	$16.129274	$11.288377		$13.795686	$26.343380	$20.334353
Total Return *	23.16%		7.62%		15.98%	11.19%	16.24%	24.96%	8.72%		6.51%	24.35%	6.28%
Ratio of Expenses **	1.00%		1.00%		1.00%	1.00%	1.00%	1.00%	1.00%		1.00%	1.00%	1.00%

Period ended December 31, 2009

Unit Value	$10.963264		$8.196234		$11.029111	$16.063122	$11.177218	$12.907977	$10.383224		$12.952293	$21.185481	$19.133594
Total Return *	31.33%		23.62%		31.21%	35.63%	23.05%	33.46%	-0.96	%***	28.87%	41.54%	2.66%
Ratio of Expenses **	1.00%		1.00%		1.00%	1.00%	1.00%	1.00%	1.00%		1.00%	1.00%	1.00%

Period ended December 31, 2008

Unit Value	$8.347706		$6.630091		$8.405404	$11.843487	$9.083134	$9.671897	n/a		$10.050436	$14.968151	$18.637360
Total Return *	-36.73%		-2.64	%***	-36.34%	-41.52%	-38.28%	-40.33%	n/a		-45.05%	-45.00%	5.47%
Ratio of Expenses **	1.00%		1.00%		1.00%	1.00%	1.00%	1.00%	n/a		1.00%	1.00%	1.00%

Period ended December 31, 2007

Unit Value	$13.193511		$10.731355		$13.204592	$20.253728	$14.717475	$16.208684	n/a		$18.288854	$27.213447	$17.670275
Total Return *	1.94	%***	6.45	%***	-15.86%	8.68%	14.59%	10.26%	n/a		10.85%	6.88%	5.32%
Ratio of Expenses **	1.00%		1.15%		1.00%	1.00%	1.00%	1.00%	n/a		1.00%	1.00%	1.00%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.
(a) Commencement of operations January 16, 2007.
(b) Commencement of operations September 28, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/ Goldman Sachs Mid Cap Value Portfolio	JNL/Goldman Sachs U.S. Equity Flex Portfolio(a)	JNL/Invesco Global Real Estate Portfolio	JNL/Invesco International Growth Portfolio	JNL/Invesco Large Cap Growth Portfolio	JNL/Invesco Small Cap Growth Portfolio	JNL/Ivy Asset Strategy Portfolio(b)	JNL/JPMorgan International Value Portfolio	JNL/JPMorgan MidCap Growth Portfolio	JNL/JPMorgan U.S. Government & Quality Bond Portfolio

Portfolio data
Period ended December 31, 2011

Net Assets (in thousands)	$282,268	$92,895	$408,952	$283,951	$301,831	$167,008	$1,322,819	$263,258	$199,952	$715,934
Units Outstanding (in thousands)	23,437	12,224	35,711	18,827	26,626	11,220	129,612	23,696	9,357	35,866
Investment Income Ratio *	0.63%	0.12%	2.76%	0.70%	0.16%	0.00%	0.15%	2.74%	0.00%	2.84%

Period ended December 31, 2010

Net Assets (in thousands)	$235,722	$109,598	$355,581	$273,458	$266,462	$139,754	$843,628	$302,225	$171,540	$491,104
Units Outstanding (in thousands)	18,038	12,702	28,708	16,716	21,671	9,144	75,384	23,388	7,588	26,522
Investment Income Ratio *	0.60%	0.66%	4.61%	0.82%	0.28%	0.00%	0.01%	2.81%	0.00%	2.71%

Period ended December 31, 2009

Net Assets (in thousands)	$130,124	$86,765	$214,583	$186,951	$218,614	$86,035	$157,832	$270,170	$115,417	$389,728
Units Outstanding (in thousands)	12,215	10,774	20,033	12,731	20,598	7,002	15,362	22,142	6,505	22,457
Investment Income Ratio *	1.26%	0.93%	2.64%	2.29%	0.31%	0.00%	0.00%	4.71%	0.00%	2.38%

Period ended December 31, 2008

Net Assets (in thousands)	$64,799	$40,233	$112,539	$108,750	$127,035	$37,620	n/a	$187,536	$64,780	$448,360
Units Outstanding (in thousands)	7,952	6,154	13,737	10,061	14,671	4,076	n/a	19,656	5,353	26,520
Investment Income Ratio *	1.02%	0.00%	2.18%	0.42%	0.14%	0.00%	n/a	1.94%	0.00%	2.87%

Period ended December 31, 2007

Net Assets (in thousands)	$89,409	$19,247	$134,186	$203,285	$193,899	$69,218	n/a	$396,407	$133,042	$190,859
Units Outstanding (in thousands)	6,902	1,804	10,355	10,936	13,729	4,448	n/a	22,558	6,122	11,779
Investment Income Ratio *	2.42%	0.00%	2.77%	1.65%	0.57%	0.34%	n/a	5.66%	0.00%	3.79%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.
(a) Commencement of operations January 16, 2007.
(b) Commencement of operations September 28, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Lazard Emerging Markets Portfolio		JNL/Lazard Mid Cap Equity Portfolio	JNL/M&G Global Basics Portfolio(b)		JNL/M&G Global Leaders Portfolio(b)		JNL/MCM 10 x 10 Portfolio(a)		JNL/MCM 25 Portfolio	JNL/MCM Bond Index Portfolio	JNL/MCM Communications Sector Portfolio	JNL/MCM Consumer Brands Sector Portfolio		JNL/MCM Dow 10 Portfolio

Highest expense ratio
Period ended December 31, 2011

Unit Value	$10.156056		$13.672144	$11.969358		$10.403556		$7.755443		$11.039085	$10.966479	$3.996745	$9.160024		$7.166008
Total Return *	-20.66%		-9.08%	-14.95%		-14.33%		-5.11%		4.62%	3.05%	-6.70%	2.77%		13.37%
Ratio of Expenses **	3.61%		3.695%	3.545%		3.06%		3.145%		4.00%	3.91%	3.71%	3.61%		4.00%

Period ended December 31, 2010

Unit Value	$12.800285		$15.037352	$14.073788		$12.143560		$8.173251		$10.552032	$10.641541	$4.283972	$8.913488		$6.321014
Total Return *	17.59%		18.61%	18.80%		9.96	%***	12.83%		18.03%	1.81%	18.07%	23.58	%***	19.77%
Ratio of Expenses **	3.61%		3.695%	3.545%		3.06%		3.145%		4.00%	3.91%	3.71%	3.61%		4.00%

Period ended December 31, 2009

Unit Value	$10.885966		$12.678476	$11.846888		$11.081543		$7.244035		$8.939833	$10.452001	$3.628383	$7.568376		$5.277655
Total Return *	65.65%		34.59%	0.00	%***	9.79	%***	20.73%		46.95%	1.69%	21.02%	28.48%		11.33%
Ratio of Expenses **	3.61%		3.695%	3.545%		2.895%		3.145%		4.00%	3.91%	3.71%	3.56%		4.00%

Period ended December 31, 2008

Unit Value	$6.571545		$9.420260	$8.374701		$8.306746		$6.000234		$6.083724	$10.278779	$2.998232	$5.890476		$4.740586
Total Return *	-51.82%		-41.18%	12.01	%***	6.85	%***	-38.22%		-37.77%	-0.28%	-41.84%	-33.70%		-48.14%
Ratio of Expenses **	3.61%		3.695%	2.295%		2.56%		3.145%		4.00%	3.91%	3.71%	3.56%		4.00%

Period ended December 31, 2007

Unit Value	$13.639504		$16.014550	n/a		n/a		$9.712781		$9.775965	$10.307274	$5.154877	$8.884283		$9.141905
Total Return *	-2.44	%***	-6.16%	n/a		n/a		-2.81	%***	-6.66%	2.31%	0.49%	-11.10%		-2.96%
Ratio of Expenses **	3.61%		3.695%	n/a		n/a		3.145%		4.00%	3.91%	3.71%	3.56%		4.00%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.
(a) Commencement of operations April 30, 2007.
(b) Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Lazard Emerging Markets Portfolio		JNL/Lazard Mid Cap Equity Portfolio	JNL/M&G Global Basics Portfolio(b)		JNL/M&G Global Leaders Portfolio(b)		JNL/MCM 10 x 10 Portfolio(a)		JNL/MCM 25 Portfolio	JNL/MCM Bond Index Portfolio	JNL/MCM Communications Sector Portfolio		JNL/MCM Consumer Brands Sector Portfolio	JNL/MCM Dow 10 Portfolio

Lowest expense ratio
Period ended December 31, 2011

Unit Value	$11.774602		$19.851042	$12.995956		$11.120220		$8.532328		$16.057054	$14.655253	$5.608553		$12.695583	$10.423578
Total Return *	-18.57%		-6.60%	-12.77%		-12.55%		-3.16%		7.79%	6.09%	-4.15%		5.48%	16.81%
Ratio of Expenses **	1.00%		1.00%	1.00%		1.00%		1.10%		1.00%	1.00%	1.00%		1.00%	1.00%

Period ended December 31, 2010

Unit Value	$14.458958		$21.254205	$14.897910		$12.715963		$8.810460		$14.896187	$13.814234	$5.851318		$12.036436	$8.923432
Total Return *	20.70%		21.85%	21.86%		12.09%		15.16%		21.63%	4.82%	21.31%		21.54%	23.42%
Ratio of Expenses **	1.00%		1.00%	1.00%		1.00%		1.10%		1.00%	1.00%	1.00%		1.00%	1.00%

Period ended December 31, 2009

Unit Value	$11.979738		$17.443577	$12.225430		$11.344119		$7.650716		$12.247240	$13.179022	$4.823358		$9.903635	$7.230299
Total Return *	70.03%		38.26%	45.54%		36.06%		23.22%		51.42%	4.70%	24.34%		31.82%	14.72%
Ratio of Expenses **	1.00%		1.00%	1.00%		1.00%		1.10%		1.00%	1.00%	1.00%		1.00%	1.00%

Period ended December 31, 2008

Unit Value	$7.045604		$12.616145	$8.400224		$8.337377		$6.208784		$8.088140	$12.587951	$3.879092		$7.513185	$6.302564
Total Return *	-50.55%		-39.57%	-5.59	%***	-4.47	%***	-35.78	%***	-35.87%	2.66%	-40.24%		-31.98%	-46.57%
Ratio of Expenses **	1.00%		1.00%	1.00%		1.00%		1.10%		1.00%	1.00%	1.00%		1.00%	1.00%

Period ended December 31, 2007

Unit Value	$14.246633		$20.877235	n/a		n/a		$9.843719		$12.612726	$12.261238	$6.491019		$11.045267	$11.794827
Total Return *	24.60	%***	-3.58%	n/a		n/a		-4.92	%***	-3.80%	5.36%	3.26	%***	-8.79%	0.01%
Ratio of Expenses **	1.00%		1.00%	n/a		n/a		1.15%		1.00%	1.00%	1.00%		1.00%	1.00%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.
(a) Commencement of operations April 30, 2007.
(b) Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Lazard Emerging Markets Portfolio	JNL/Lazard Mid Cap Equity Portfolio	JNL/M&G Global Basics Portfolio(b)	JNL/M&G Global Leaders Portfolio(b)	JNL/MCM 10 x 10 Portfolio(a)	JNL/MCM 25 Portfolio	JNL/MCM Bond Index Portfolio	JNL/MCM Communications Sector Portfolio	JNL/MCM Consumer Brands Sector Portfolio	JNL/MCM Dow 10 Portfolio

Portfolio data
Period ended December 31, 2011

Net Assets (in thousands)	$738,739	$206,248	$54,019	$28,847	$244,930	$501,984	$597,160	$53,185	$107,189	$491,868
Units Outstanding (in thousands)	64,678	11,308	4,233	2,639	29,259	33,587	43,197	10,225	9,082	50,814
Investment Income Ratio *	1.00%	0.67%	0.20%	0.74%	1.49%	2.59%	2.94%	2.69%	0.56%	0.00%

Period ended December 31, 2010

Net Assets (in thousands)	$973,071	$196,396	$42,221	$22,109	$228,626	$487,532	$533,405	$59,388	$74,764	$376,875
Units Outstanding (in thousands)	69,140	10,055	2,870	1,761	26,356	35,167	40,776	10,912	6,641	45,320
Investment Income Ratio *	0.59%	0.52%	0.79%	0.50%	2.09%	2.46%	2.62%	2.66%	0.53%	0.00%

Period ended December 31, 2009

Net Assets (in thousands)	$531,698	$150,303	$23,031	$11,179	$172,516	$383,253	$466,312	$39,177	$33,163	$338,274
Units Outstanding (in thousands)	45,414	9,389	1,899	993	22,814	33,485	37,262	8,725	3,576	50,000
Investment Income Ratio *	2.38%	0.83%	0.74%	1.33%	4.71%	4.57%	3.09%	4.96%	0.68%	0.00%

Period ended December 31, 2008

Net Assets (in thousands)	$148,734	$110,321	$552	$366	$88,276	$326,726	$314,498	$27,618	$22,306	$335,675
Units Outstanding (in thousands)	21,505	9,536	66	44	14,348	42,986	26,242	7,623	3,172	56,632
Investment Income Ratio *	0.66%	1.22%	0.00%	0.17%	1.18%	3.13%	4.39%	4.39%	0.34%	0.00%

Period ended December 31, 2007

Net Assets (in thousands)	$243,760	$214,652	n/a	n/a	$50,864	$689,744	$303,352	$82,006	$17,959	$815,547
Units Outstanding (in thousands)	17,321	11,206	n/a	n/a	5,188	57,881	25,866	13,425	1,719	73,139
Investment Income Ratio *	0.26%	5.52%	n/a	n/a	0.00%	1.64%	4.40%	4.21%	0.49%	0.00%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.
(a) Commencement of operations April 30, 2007.
(b) Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM Dow Dividend Portfolio		JNL/MCM Emerging Markets Index Portfolio(d)		JNL/MCM European 30 Portfolio(b)		JNL/MCM Financial Sector Portfolio	JNL/MCM Global 15 Portfolio	JNL/MCM Global Alpha Portfolio(c)		JNL/MCM Healthcare Sector Portfolio		JNL/MCM Index 5 Portfolio(a)		JNL/MCM International Index Portfolio	JNL/MCM JNL 5 Portfolio

Highest expense ratio
Period ended December 31, 2011

Unit Value	$6.280886		$8.995976		$10.430452		$5.036198	$9.429313	$10.104784		$9.780146		$8.407176		$10.446888	$9.140074
Total Return *	2.03%		-1.25	%***	-10.13%		-15.97%	-11.85%	0.00%		6.96%		-5.55%		-15.61%	-5.61%
Ratio of Expenses **	3.61%		2.76%		3.05%		3.61%	4.00%	2.845%		3.61%		3.61%		3.895%	3.695%

Period ended December 31, 2010

Unit Value	$6.155755		n/a		$11.605989		$5.993357	$10.697139	$10.104302		$9.143940		$8.900767		$12.378630	$9.683474
Total Return *	8.07%		n/a		-3.53	%***	9.46%	10.19%	2.13	%***	0.19	%***	11.68%		2.73%	12.86%
Ratio of Expenses **	3.61%		n/a		3.05%		3.61%	4.00%	2.845%		3.61%		3.61%		3.895%	3.695%

Period ended December 31, 2009

Unit Value	$5.695866		n/a		$11.735781		$5.475175	$9.707498	$9.811293		$9.126428		$7.970029		$12.049528	$8.580057
Total Return *	15.99%		n/a		6.88	%***	14.41%	25.92%	-2.51	%***	16.12%		2.11	%***	24.34%	19.63%
Ratio of Expenses **	3.61%		n/a		2.91%		3.61%	4.00%	2.71%		3.56%		3.61%		3.895%	3.695%

Period ended December 31, 2008

Unit Value	$4.910643		n/a		$8.579682		$4.785452	$7.709450	n/a		$7.859728		$6.641190		$9.690621	$7.171980
Total Return *	-42.83	%***	n/a		-9.36	%***	-52.39%	-50.53%	n/a		-25.89%		-29.78	%***	-45.10%	-44.62%
Ratio of Expenses **	3.61%		n/a		2.295%		3.61%	4.00%	n/a		3.56%		3.26%		3.895%	3.695%

Period ended December 31, 2007

Unit Value	$10.068067		n/a		n/a		$10.052315	$15.585405	n/a		$10.605473		$9.793444		$17.652756	$12.950761
Total Return *	-13.16%		n/a		n/a		-20.31%	6.74%	n/a		3.78%		-4.03	%***	6.15%	-2.26%
Ratio of Expenses **	3.545%		n/a		n/a		3.61%	4.00%	n/a		3.56%		3.11%		3.895%	3.695%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.
(a) Commencement of operations April 30, 2007.
(b) Commencement of operations October 6, 2008.
(c) Commencement of operations September 28, 2009.
(d) Commencement of operations August 29, 2011.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM Dow Dividend Portfolio		JNL/MCM Emerging Markets Index Portfolio(d)		JNL/MCM European 30 Portfolio(b)		JNL/MCM Financial Sector Portfolio		JNL/MCM Global 15 Portfolio	JNL/MCM Global Alpha Portfolio(c)		JNL/MCM Healthcare Sector Portfolio	JNL/MCM Index 5 Portfolio(a)		JNL/MCM International Index Portfolio	JNL/MCM JNL 5 Portfolio

Lowest expense ratio
Period ended December 31, 2011

Unit Value	$7.336783		$10.354126		$11.108943		$6.979045		$13.715652	$10.510301		$13.555164	$9.453252		$13.937538	$11.108993
Total Return *	4.72%		16.86	%***	-8.37%		-13.75%		-9.17%	1.76%		9.78%	-3.15%		-13.13%	-3.04%
Ratio of Expenses **	1.00%		1.15%		1.10%		1.00%		1.00%	1.10%		1.00%	1.10%		1.00%	1.00%

Period ended December 31, 2010

Unit Value	$7.005860		n/a		$12.123107		$8.092060		$15.101143	$10.328476		$12.347713	$9.760839		$16.044721	$11.457330
Total Return *	10.93%		n/a		1.02%		12.36%		13.55%	4.84%		2.84%	14.52%		5.75%	15.94%
Ratio of Expenses **	1.00%		n/a		1.10%		1.00%		1.00%	1.10%		1.00%	1.10%		1.00%	1.00%

Period ended December 31, 2009

Unit Value	$6.315424		n/a		$12.001143		$7.202118		$13.299024	$9.852047		$12.006527	$8.523506		$15.172458	$9.881825
Total Return *	19.06%		n/a		7.56	%***	17.44%		29.75%	-2.14	%***	19.77%	23.79%		27.99%	22.90%
Ratio of Expenses **	1.00%		n/a		1.10%		1.00%		1.00%	1.10%		1.00%	1.10%		1.00%	1.00%

Period ended December 31, 2008

Unit Value	$5.304558		n/a		$8.602749		$6.132779		$10.249580	n/a		$10.024957	$6.885272		$11.853967	$8.040449
Total Return *	-49.87%		n/a		-7.01	%***	-51.14%		-49.03%	n/a		-23.97%	-28.18	%***	-43.49%	-43.11%
Ratio of Expenses **	1.00%		n/a		1.15%		1.00%		1.00%	n/a		1.00%	1.10%		1.00%	1.00%

Period ended December 31, 2007

Unit Value	$10.581265		n/a		n/a		$12.550628		$20.108100	n/a		$13.185167	$9.923123		$20.977377	$14.132910
Total Return *	-10.83	%***	n/a		n/a		-18.19	%***	10.01%	n/a		6.49%	1.36	%***	9.29%	0.42%
Ratio of Expenses **	1.00%		n/a		n/a		1.00%		1.00%	n/a		1.00%	1.15%		1.00%	1.00%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.
(a) Commencement of operations April 30, 2007.
(b) Commencement of operations October 6, 2008.
(c) Commencement of operations September 28, 2009.
(d) Commencement of operations August 29, 2011.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM Dow Dividend Portfolio	JNL/MCM Emerging Markets Index Portfolio(d)	JNL/MCM European 30 Portfolio(b)	JNL/MCM Financial Sector Portfolio	JNL/MCM Global 15 Portfolio	JNL/MCM Global Alpha Portfolio(c)	JNL/MCM Healthcare Sector Portfolio	JNL/MCM Index 5 Portfolio(a)	JNL/MCM International Index Portfolio	JNL/MCM JNL 5 Portfolio

Portfolio data
Period ended December 31, 2011

Net Assets (in thousands)	$296,678	$3,375	$19,793	$151,291	$400,433	$50,622	$252,885	$380,323	$407,505	$2,666,784
Units Outstanding (in thousands)	41,857	374	1,806	23,421	31,453	4,865	20,056	40,956	30,833	250,692
Investment Income Ratio *	3.10%	0.00%	1.93%	0.79%	0.00%	0.78%	0.93%	1.04%	2.60%	3.14%

Period ended December 31, 2010

Net Assets (in thousands)	$253,764	n/a	$16,887	$172,834	$522,951	$38,606	$159,186	$302,372	$473,953	$3,150,482
Units Outstanding (in thousands)	37,321	n/a	1,406	22,949	37,238	3,759	13,810	31,427	31,092	285,784
Investment Income Ratio *	2.92%	n/a	0.07%	1.25%	0.00%	0.00%	1.06%	1.14%	1.94%	2.09%

Period ended December 31, 2009

Net Assets (in thousands)	$231,277	n/a	$12,296	$139,933	$571,293	$6,516	$151,086	$181,699	$448,711	$3,112,603
Units Outstanding (in thousands)	37,582	n/a	1,030	20,881	45,965	662	13,468	21,566	31,012	325,622
Investment Income Ratio *	7.43%	n/a	5.88%	1.78%	0.00%	0.00%	1.37%	1.43%	2.71%	3.69%

Period ended December 31, 2008

Net Assets (in thousands)	$187,965	n/a	$393	$72,120	$523,597	n/a	$118,315	$56,123	$296,336	$2,750,040
Units Outstanding (in thousands)	36,151	n/a	46	12,618	54,392	n/a	12,595	8,223	26,077	351,715
Investment Income Ratio *	0.45%	n/a	0.76%	1.76%	0.00%	n/a	0.82%	1.35%	2.07%	2.19%

Period ended December 31, 2007

Net Assets (in thousands)	$381,088	n/a	n/a	$51,640	$1,308,355	n/a	$106,519	$27,920	$554,883	$5,208,867
Units Outstanding (in thousands)	36,492	n/a	n/a	4,371	68,945	n/a	8,577	2,824	27,401	376,758
Investment Income Ratio *	0.00%	n/a	n/a	1.53%	0.00%	n/a	0.80%	0.00%	2.83%	2.12%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.
(a) Commencement of operations April 30, 2007.
(b) Commencement of operations October 6, 2008.
(c) Commencement of operations September 28, 2009.
(d) Commencement of operations August 29, 2011.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM JNL Optimized 5 Portfolio		JNL/MCM Nasdaq 25 Portfolio	JNL/MCM NYSE International 25 Portfolio(a)		JNL/MCM Oil & Gas Sector Portfolio	JNL/MCM Pacific Rim 30 Portfolio(b)		JNL/MCM S&P 10 Portfolio	JNL/MCM S&P 24 Portfolio		JNL/MCM S&P 400 MidCap Index Portfolio	JNL/MCM S&P 500 Index Portfolio	JNL/MCM S&P SMid 60 Portfolio(a)

Highest expense ratio
Period ended December 31, 2011

Unit Value	$7.595955		$9.687756	$5.651868		$23.708642	$11.959022		$5.612705	$9.004054		$12.737916	$8.544069	$9.479046
Total Return *	-13.10%		-1.62%	-26.55%		-0.68%	-4.82%		-18.75%	1.55%		-5.87%	-2.40%	-10.98%
Ratio of Expenses **	3.695%		3.61%	3.61%		3.91%	3.06%		4.00%	3.26%		3.895%	3.895%	3.61%

Period ended December 31, 2010

Unit Value	$8.741516		$9.847499	$7.694809		$23.870558	$12.565053		$6.908329	$8.866352		$13.532357	$8.753917	$10.648049
Total Return *	9.55%		13.04%	-1.36%		14.54%	9.49%		7.04%	12.82%		21.03%	10.07%	16.48%
Ratio of Expenses **	3.695%		3.61%	3.61%		3.91%	3.06%		4.00%	3.26%		3.895%	3.895%	3.61%

Period ended December 31, 2009

Unit Value	$7.979799		$8.711518	$7.801081		$20.840162	$11.475909		$6.454163	$7.858512		$11.181316	$7.953366	$9.141570
Total Return *	32.73%		29.35%	0.08	%***	15.48%	16.00	%***	15.06%	15.03%		32.76%	21.16%	13.44	%***
Ratio of Expenses **	3.695%		3.61%	3.61%		3.91%	3.06%		4.00%	3.26%		3.895%	3.895%	3.61%

Period ended December 31, 2008

Unit Value	$6.012211		$6.734775	$5.970626		$18.046281	$9.546820		$5.609372	$6.831992		$8.422212	$6.564522	$5.911605
Total Return *	-48.04%		-43.59%	-47.72%		-40.25%	12.07	%***	-51.61%	-5.28	%***	-39.97%	-40.02%	-32.38%
Ratio of Expenses **	3.695%		3.61%	3.36%		3.91%	2.36%		4.00%	3.26%		3.895%	3.895%	3.145%

Period ended December 31, 2007

Unit Value	$11.569752		$11.938104	$11.419846		$30.200568	n/a		$11.591185	$10.513577		$14.029655	$10.945285	$8.742381
Total Return *	13.27	%***	14.83%	9.11	%***	30.07%	n/a		0.89%	-1.17	%***	3.32%	0.87%	-1.08	%***
Ratio of Expenses **	3.695%		3.61%	3.36%		3.91%	n/a		4.00%	3.145%		3.895%	3.895%	3.145%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
** Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.
(a) Commencement of operations April 30, 2007.
(b) Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM JNL Optimized 5 Portfolio		JNL/MCM Nasdaq 25 Portfolio		JNL/MCM NYSE International 25 Portfolio(a)		JNL/MCM Oil & Gas Sector Portfolio	JNL/MCM Pacific Rim 30 Portfolio(b)		JNL/MCM S&P 10 Portfolio	JNL/MCM S&P 24 Portfolio		JNL/MCM S&P 400 MidCap Index Portfolio	JNL/MCM S&P 500 Index Portfolio	JNL/MCM S&P SMid 60 Portfolio(a)

Lowest expense ratio
Period ended December 31, 2011

Unit Value	$8.849116		$11.702614		$6.384835		$34.109903	$12.782667		$8.164092	$10.234481		$16.994019	$11.398882	$10.708353
Total Return *	-10.74%		0.97%		-24.61%		2.25%	-2.85%		-16.29%	3.87%		-3.11%	0.46%	-8.63%
Ratio of Expenses **	1.00%		1.00%		1.00%		1.00%	1.00%		1.00%	1.00%		1.00%	1.00%	1.00%

Period ended December 31, 2010

Unit Value	$9.913614		$11.590048		$8.469371		$33.360487	$13.157268		$9.752472	$9.853359		$17.540101	$11.346466	$11.719891
Total Return *	12.54%		16.03%		1.25%		17.92%	11.77%		10.30%	15.40%		24.58%	13.30%	19.56%
Ratio of Expenses **	1.00%		1.00%		1.00%		1.00%	1.00%		1.00%	1.00%		1.00%	1.00%	1.00%

Period ended December 31, 2009

Unit Value	$8.809122		$9.988556		$8.365151		$28.289917	$11.771783		$8.842030	$8.538156		$14.079208	$10.014643	$9.802589
Total Return *	36.35%		32.77%		34.69%		18.89%	29.12	%***	18.56%	17.65%		36.66%	24.72%	59.98%
Ratio of Expenses **	1.00%		1.00%		1.00%		1.00%	1.00%		1.00%	1.00%		1.00%	1.00%	1.00%

Period ended December 31, 2008

Unit Value	$6.460537		$7.523099		$6.210757		$23.795171	$9.573796		$7.457573	$7.257030		$10.302385	$8.029980	$6.127313
Total Return *	-46.62%		-26.43	%***	-40.36	%***	-38.48%	0.87	%***	-50.13%	-22.00	%***	-38.21%	-38.26%	-25.70	%***
Ratio of Expenses **	1.00%		1.00%		1.00%		1.00%	1.15%		1.00%	1.00%		1.00%	1.00%	1.00%

Period ended December 31, 2007

Unit Value	$12.101901		$12.949952		$11.594407		$38.679651	n/a		$14.954809	$10.878501		$16.671900	$13.006640	$8.863185
Total Return *	2.26	%***	17.77%		12.01	%***	33.93%	n/a		3.98%	6.39%		6.38%	3.85%	-13.45	%***
Ratio of Expenses **	1.00%		1.10%		1.10%		1.00%	n/a		1.00%	1.10%		1.00%	1.00%	1.10%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.
(a) Commencement of operations April 30, 2007.
(b) Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM JNL Optimized 5 Portfolio	JNL/MCM Nasdaq 25 Portfolio	JNL/MCM NYSE International 25 Portfolio(a)	JNL/MCM Oil & Gas Sector Portfolio	JNL/MCM Pacific Rim 30 Portfolio(b)	JNL/MCM S&P 10 Portfolio	JNL/MCM S&P 24 Portfolio	JNL/MCM S&P 400 MidCap Index Portfolio	JNL/MCM S&P 500 Index Portfolio	JNL/MCM S&P SMid 60 Portfolio(a)

Portfolio data
Period ended December 31, 2011

Net Assets (in thousands)	$325,680	$147,276	$66,407	$796,202	$41,344	$205,874	$53,979	$463,970	$892,032	$158,327
Units Outstanding (in thousands)	38,068	13,156	10,686	25,205	3,288	27,137	5,444	28,874	81,632	15,191
Investment Income Ratio *	1.82%	0.58%	1.97%	0.76%	1.51%	0.00%	0.50%	0.63%	1.83%	0.71%

Period ended December 31, 2010

Net Assets (in thousands)	$408,700	$113,840	$95,366	$593,299	$35,549	$289,551	$45,375	$465,805	$811,001	$174,748
Units Outstanding (in thousands)	42,419	10,220	11,519	19,159	2,735	31,893	4,730	27,996	74,196	15,266
Investment Income Ratio *	2.00%	0.21%	2.20%	1.08%	0.00%	0.00%	0.31%	0.70%	1.42%	0.09%

Period ended December 31, 2009

Net Assets (in thousands)	$394,466	$84,029	$79,880	$434,345	$15,722	$320,366	$32,401	$359,664	$662,896	$123,129
Units Outstanding (in thousands)	45,827	8,721	9,719	16,524	1,345	38,784	3,884	26,849	68,254	12,792
Investment Income Ratio *	2.75%	0.00%	4.80%	0.98%	2.92%	0.00%	0.24%	1.26%	1.69%	1.07%

Period ended December 31, 2008

Net Assets (in thousands)	$288,762	$52,148	$50,700	$303,559	$489	$319,741	$25,914	$235,462	$352,980	$40,940
Units Outstanding (in thousands)	45,495	7,151	8,265	13,755	51	45,660	3,643	23,887	45,784	6,769
Investment Income Ratio *	0.01%	0.02%	0.01%	0.56%	0.00%	0.00%	0.00%	1.06%	1.65%	0.01%

Period ended December 31, 2007

Net Assets (in thousands)	$375,799	$106,385	$63,561	$443,808	n/a	$833,493	$22,726	$414,090	$561,046	$32,447
Units Outstanding (in thousands)	31,420	8,393	5,504	12,229	n/a	58,973	2,111	25,780	44,590	3,676
Investment Income Ratio *	3.74%	0.00%	6.89%	1.09%	n/a	0.00%	0.00%	1.20%	1.41%	5.03%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.
(a) Commencement of operations April 30, 2007.
(b) Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM Select Small-Cap Portfolio	JNL/MCM Small Cap Index Portfolio	JNL/MCM Technology Sector Portfolio	JNL/MCM Value Line 30 Portfolio	JNL/MCM VIP Portfolio	JNL/ Oppenheimer Global Growth Portfolio	JNL/PAM Asia ex-Japan Portfolio(b)		JNL/PAM China-India Portfolio(b)		JNL/PIMCO Real Return Portfolio(a)		JNL/PIMCO Total Return Bond Portfolio

Highest expense ratio
Period ended December 31, 2011

Unit Value	$9.493188	$11.193412	$5.182166	$8.160986	$9.264238	$10.027837	$6.737610		$5.610913		$12.596112		$13.403110
Total Return *	-2.61%	-7.98%	-3.95%	-25.77%	-6.98%	-11.47%	-23.98%		-30.44%		7.76%		0.82%
Ratio of Expenses **	4.00%	3.895%	3.71%	3.695%	3.51%	3.61%	3.61%		3.61%		3.61%		3.91%

Period ended December 31, 2010

Unit Value	$9.747222	$12.164682	$5.395146	$10.994154	$9.958882	$11.326454	$8.863133		$8.066327		$11.688683		$13.294261
Total Return *	10.71%	21.50%	8.02%	18.01%	11.34%	11.29%	15.17%		12.78%		0.26	%***	3.45%
Ratio of Expenses **	4.00%	3.895%	3.71%	3.695%	3.51%	3.61%	3.61%		3.61%		3.61%		3.91%

Period ended December 31, 2009

Unit Value	$8.803901	$10.012294	$4.994363	$9.316264	$8.944430	$10.177547	$7.695688		$7.152263		$11.271641		$12.851486
Total Return *	0.78%	22.51%	57.85%	10.52%	19.68%	34.48%	5.39	%***	8.83	%***	13.16%		11.03%
Ratio of Expenses **	4.00%	3.895%	3.71%	3.695%	3.51%	3.61%	3.61%		3.61%		3.545%		3.91%

Period ended December 31, 2008

Unit Value	$8.735721	$8.172661	$3.163917	$8.429241	$7.473857	$7.568122	$4.725637		$4.086552		$9.960680		$11.574992
Total Return *	-42.41%	-37.41%	-45.48%	-49.35%	-44.76%	-42.96%	-49.80	%***	-50.99	%***	-11.52	%***	-3.45%
Ratio of Expenses **	4.00%	3.895%	3.71%	3.695%	3.51%	3.61%	3.21%		3.21%		3.545%		3.91%

Period ended December 31, 2007

Unit Value	$15.168172	$13.058461	$5.803200	$16.642550	$13.529815	$13.268141	n/a		n/a		$10.761052		$11.988650
Total Return *	-13.98%	-5.87%	10.37%	15.13%	6.91%	2.54%	n/a		n/a		5.72	%***	4.07%
Ratio of Expenses **	4.00%	3.895%	3.71%	3.695%	3.51%	3.61%	n/a		n/a		3.145%		3.91%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.
(a) Commencement of operations January 16, 2007.
(b) Commencement of operations December 3, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM Select Small-Cap Portfolio	JNL/MCM Small Cap Index Portfolio	JNL/MCM Technology Sector Portfolio	JNL/MCM Value Line 30 Portfolio	JNL/MCM VIP Portfolio		JNL/ Oppenheimer Global Growth Portfolio	JNL/PAM Asia ex-Japan Portfolio(b)		JNL/PAM China-India Portfolio(b)		JNL/PIMCO Real Return Portfolio(a)		JNL/PIMCO Total Return Bond Portfolio

Lowest expense ratio
Period ended December 31, 2011

Unit Value	$13.808602	$14.933609	$7.272040	$9.919046	$11.109677		$13.248085	$7.494181		$6.241003		$14.335478		$20.048385
Total Return *	0.35%	-5.29%	-1.32%	-23.75%	-4.62%		-9.13%	-21.98%		-28.61%		10.61%		3.79%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%		1.00%	1.00%		1.00%		1.00%		1.00%

Period ended December 31, 2010

Unit Value	$13.760192	$15.767515	$7.369022	$13.008158	$11.647737		$14.579247	$9.605093		$8.741630		$12.960938		$19.316750
Total Return *	14.09%	25.07%	10.99%	21.23%	14.17%		14.23%	18.22%		15.76%		6.65%		6.50%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%		1.00%	1.00%		1.00%		1.00%		1.00%

Period ended December 31, 2009

Unit Value	$12.061163	$12.607306	$6.639203	$10.729784	$10.202293		$12.762875	$8.125063		$7.551324		$12.152635		$18.137786
Total Return *	3.85%	26.11%	62.19%	13.54%	22.72%		38.04%	34.34	%***	0.87	%***	16.08%		14.31%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%		1.00%	1.00%		1.00%		1.00%		1.00%

Period ended December 31, 2008

Unit Value	$11.614036	$9.997206	$4.093468	$9.450010	$8.313699		$9.246087	$4.833989		$4.180148		$10.469333		$15.867781
Total Return *	-40.65%	-35.58%	-43.98%	-47.97%	-39.16	%***	-41.45%	-47.99	%***	-49.76	%***	-8.88	%***	-0.60%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%		1.00%	1.10%		1.10%		1.00%		1.00%

Period ended December 31, 2007

Unit Value	$19.569867	$15.517913	$7.307406	$18.161781	$14.629951		$15.792289	n/a		n/a		$10.973974		$15.963557
Total Return *	-11.35%	-3.09%	13.41%	18.29%	9.54%		5.26%	n/a		n/a		9.72	%***	7.16%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.10%		1.00%	n/a		n/a		1.10%		1.00%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.
(a) Commencement of operations January 16, 2007.
(b) Commencement of operations December 3, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

						JNL/
	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM		Oppenheimer	JNL/PAM	JNL/PAM	JNL/PIMCO	JNL/PIMCO
	Select Small-Cap	Small Cap	Technology	Value Line 30	JNL/MCM	Global Growth	Asia ex-Japan	China-India	Real Return	Total Return
	Portfolio	Index Portfolio	Sector Portfolio	Portfolio	VIP Portfolio	Portfolio	Portfolio(b)	Portfolio(b)	Portfolio(a)	Bond Portfolio

Portfolio data
Period ended December 31, 2011

Net Assets (in thousands)	$239,195	$411,164	$313,873	$366,236	$244,474	$284,666	$100,655	$272,734	$1,526,239	$2,980,927
Units Outstanding (in thousands)	18,646	29,011	46,394	38,660	22,972	22,760	13,732	44,632	109,600	161,304
Investment Income Ratio *	0.99%	0.77%	0.20%	0.00%	1.31%	0.62%	0.41%	0.34%	0.99%	3.19%

Period ended December 31, 2010

Net Assets (in thousands)	$278,923	$444,511	$272,752	$547,478	$285,252	$247,329	$141,098	$362,908	$972,580	$2,500,105
Units Outstanding (in thousands)	21,759	29,615	39,671	43,841	25,456	17,907	14,944	42,196	76,831	140,076
Investment Income Ratio *	0.49%	0.65%	0.17%	0.60%	2.32%	0.85%	0.13%	0.00%	1.48%	2.29%

Period ended December 31, 2009

Net Assets (in thousands)	$288,802	$363,256	$225,292	$524,476	$282,986	$173,881	$96,476	$216,740	$694,975	$1,673,846
Units Outstanding (in thousands)	25,618	30,126	36,401	50,623	28,696	14,359	12,009	29,002	58,299	99,987
Investment Income Ratio *	0.93%	0.93%	0.12%	0.13%	1.73%	1.69%	0.01%	0.00%	2.99%	3.12%

Period ended December 31, 2008

Net Assets (in thousands)	$298,383	$193,801	$49,761	$517,873	$228,217	$104,997	$3,934	$24,871	$423,346	$871,072
Units Outstanding (in thousands)	27,339	20,221	13,023	56,424	28,250	11,924	819	5,964	41,005	59,558
Investment Income Ratio *	0.28%	1.28%	0.02%	0.30%	1.50%	1.34%	1.34%	0.00%	1.51%	4.36%

Period ended December 31, 2007

Net Assets (in thousands)	$628,445	$316,673	$99,763	$1,099,740	$422,290	$196,599	n/a	n/a	$75,390	$598,012
Units Outstanding (in thousands)	34,012	21,146	14,472	61,931	29,419	13,002	n/a	n/a	6,906	40,603
Investment Income Ratio *	7.92%	1.36%	0.09%	0.00%	3.04%	1.06%	n/a	n/a	0.00%	5.28%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.
(a) Commencement of operations January 16, 2007.
(b) Commencement of operations December 3, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/PPM America Floating Rate Income Portfolio		JNL/ PPM America High Yield Bond Portfolio	JNL/ PPM America Mid Cap Value Portfolio(b)		JNL/ PPM America Small Cap Value Portfolio(b)		JNL/ PPM America Value Equity Portfolio		JNL/ Red Rocks Listed Private Equity Portfolio(c)		JNL/S&P 4 Portfolio(a)		JNL/S&P Competitive Advantage Portfolio(a)		JNL/S&P Dividend Income & Growth Portfolio(a)		JNL/S&P Intrinsic Value Portfolio(a)

Highest expense ratio
Period ended December 31, 2011

Unit Value	$9.763142		$11.900255	$8.802847		$8.679633		$11.826380		$7.716122		$10.016290		$10.858481		$10.299783		$10.510325
Total Return *	3.18	%***	0.97%	-10.69%		-11.28%		-8.61%		-20.79%		2.12%		6.62%		8.56%		2.75%
Ratio of Expenses **	3.11%		3.61%	3.61%		3.61%		3.61%		3.51%		3.61%		3.61%		3.51%		3.61%

Period ended December 31, 2010

Unit Value	n/a		$11.785726	$9.855985		$9.782878		$12.941093		$9.741513		$9.807963		$10.184414		$9.488017		$10.229163
Total Return *	n/a		11.53%	24.98%		23.18%		9.65	%***	8.76	%***	9.76%		8.63%		14.16%		10.33%
Ratio of Expenses **	n/a		3.61%	3.61%		3.61%		3.61%		3.51%		3.61%		3.61%		3.51%		3.61%

Period ended December 31, 2009

Unit Value	n/a		$10.567026	$7.885776		$7.941697		$11.592092		$8.002272		$8.935882		$9.375145		$8.310996		$9.271159
Total Return *	n/a		41.12%	2.89	%***	6.35	%***	39.59%		8.22	%***	36.82%		9.43	%***	39.26	%***	13.04	%***
Ratio of Expenses **	n/a		3.61%	3.61%		3.61%		3.51%		3.36%		3.61%		3.61%		3.51%		3.61%

Period ended December 31, 2008

Unit Value	n/a		$7.488176	$5.576767		$6.178402		$8.304331		$5.901213		$6.531198		$6.765550		$6.991175		$6.144531
Total Return *	n/a		-33.21%	-47.15	%***	-33.43	%***	-49.03%		-24.84	%***	-31.69	%***	-28.46	%***	-23.25	%***	-33.54	%***
Ratio of Expenses **	n/a		3.61%	2.91%		2.91%		3.51%		3.095%		3.61%		3.26%		3.26%		3.26%

Period ended December 31, 2007

Unit Value	n/a		$11.211535	n/a		n/a		$16.293261		n/a		$9.909378		$9.904249		$9.755667		$9.906975
Total Return *	n/a		-4.63%	n/a		n/a		-7.99	%***	n/a		-0.63	%***	-0.96	%***	0.38	%***	-0.93	%***
Ratio of Expenses **	n/a		3.61%	n/a		n/a		3.51%		n/a		2.71%		2.845%		2.71%		2.845%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.
(a) Commencement of operations December 3, 2007.
(b) Commencement of operations March 31, 2008.
(c) Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/PPM America Floating Rate Income Portfolio		JNL/ PPM America High Yield Bond Portfolio	JNL/ PPM America Mid Cap Value Portfolio(b)		JNL/ PPM America Small Cap Value Portfolio(b)		JNL/ PPM America Value Equity Portfolio	JNL/ Red Rocks Listed Private Equity Portfolio(c)		JNL/S&P 4 Portfolio(a)		JNL/S&P Competitive Advantage Portfolio(a)		JNL/S&P Dividend Income & Growth Portfolio(a)		JNL/S&P Intrinsic Value Portfolio(a)

Lowest expense ratio
Period ended December 31, 2011

Unit Value	$9.970069		$17.085087	$9.672001		$9.572316		$17.957638	$8.368520		$11.140221		$12.077498		$11.409605		$11.690770
Total Return *	-1.04	%***	3.63%	-8.42%		12.25	%***	-6.30%	-18.78%		12.09	%***	9.43%		11.31%		5.46%
Ratio of Expenses **	1.00%		1.00%	1.10%		1.00%		1.10%	1.00%		1.00%		1.00%		1.00%		1.00%

Period ended December 31, 2010

Unit Value	n/a		$16.486250	$10.561409		$10.483034		$19.164505	$10.303812		$10.595861		$11.036703		$10.250525		$11.085669
Total Return *	n/a		14.48%	28.16%		26.31%		16.17%	25.06%		12.55%		11.50%		17.06%		13.25%
Ratio of Expenses **	n/a		1.00%	1.10%		1.10%		1.10%	1.00%		1.10%		1.00%		1.00%		1.00%

Period ended December 31, 2009

Unit Value	n/a		$14.400860	$8.240756		$8.299179		$16.496448	$8.239112		$9.414414		$9.897945		$8.756332		$9.788398
Total Return *	n/a		44.85%	45.77%		32.51%		43.00%	38.93%		40.30%		48.51	%***	38.48	%***	74.12	%***
Ratio of Expenses **	n/a		1.00%	1.10%		1.10%		1.10%	1.00%		1.10%		1.00%		1.00%		1.00%

Period ended December 31, 2008

Unit Value	n/a		$9.942050	$5.653172		$6.263202		$11.536294	$5.930376		$6.710374		$6.924855		$7.155794		$6.289289
Total Return *	n/a		-31.44%	-47.05	%***	-40.61	%***	-47.79%	-31.82	%***	-28.15	%***	-24.77	%***	-22.85	%***	-31.17	%***
Ratio of Expenses **	n/a		1.00%	1.10%		1.10%		1.10%	1.00%		1.10%		1.10%		1.10%		1.10%

Period ended December 31, 2007

Unit Value	n/a		$14.502044	n/a		n/a		$22.095438	n/a		$9.921241		$9.917140		$9.766570		$9.919101
Total Return *	n/a		-2.09%	n/a		n/a		-6.66%	n/a		-1.84	%***	-1.88	%***	-2.62	%***	-0.81	%***
Ratio of Expenses **	n/a		1.00%	n/a		n/a		1.10%	n/a		1.15%		1.15%		1.25%		1.25%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.
(a) Commencement of operations December 3, 2007.
(b) Commencement of operations March 31, 2008.
(c) Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/PPM America Floating Rate Income Portfolio	JNL/ PPM America High Yield Bond Portfolio	JNL/ PPM America Mid Cap Value Portfolio(b)	JNL/ PPM America Small Cap Value Portfolio(b)	JNL/ PPM America Value Equity Portfolio	JNL/ Red Rocks Listed Private Equity Portfolio(c)	JNL/S&P 4 Portfolio(a)	JNL/S&P Competitive Advantage Portfolio(a)	JNL/S&P Dividend Income & Growth Portfolio(a)	JNL/S&P Intrinsic Value Portfolio(a)

Portfolio data
Period ended December 31, 2011

Net Assets (in thousands)	$129,210	$870,828	$87,886	$65,195	$97,154	$308,657	$956,114	$153,398	$529,069	$197,440
Units Outstanding (in thousands)	13,038	55,802	9,255	6,964	6,104	37,524	87,824	12,987	47,429	17,293
Investment Income Ratio *	0.00%	6.97%	0.10%	0.19%	1.12%	8.66%	4.94%	1.01%	1.84%	0.97%

Period ended December 31, 2010

Net Assets (in thousands)	n/a	$721,610	$83,276	$58,322	$106,819	$279,890	$797,263	$83,408	$216,196	$105,541
Units Outstanding (in thousands)	n/a	47,902	8,009	5,650	6,283	27,501	76,365	7,689	21,452	9,700
Investment Income Ratio *	n/a	7.60%	0.00%	0.21%	1.21%	0.25%	0.00%	0.75%	1.79%	0.75%

Period ended December 31, 2009

Net Assets (in thousands)	n/a	$491,310	$19,225	$14,748	$88,889	$111,569	$592,013	$88,880	$79,218	$86,341
Units Outstanding (in thousands)	n/a	37,428	2,359	1,795	6,119	13,636	63,553	9,096	9,158	8,941
Investment Income Ratio *	n/a	8.55%	0.71%	0.61%	5.72%	5.63%	1.22%	0.02%	0.04%	0.03%

Period ended December 31, 2008

Net Assets (in thousands)	n/a	$172,415	$3,373	$4,763	$55,567	$12,102	$255,729	$26,645	$33,656	$29,551
Units Outstanding (in thousands)	n/a	19,370	599	764	5,526	2,044	38,346	3,872	4,731	4,725
Investment Income Ratio *	n/a	8.88%	0.72%	0.90%	2.47%	0.97%	0.01%	1.47%	4.82%	1.24%

Period ended December 31, 2007

Net Assets (in thousands)	n/a	$267,490	n/a	n/a	$119,369	n/a	$22,022	$6,231	$738	$11,822
Units Outstanding (in thousands)	n/a	20,646	n/a	n/a	6,245	n/a	2,221	629	76	1,193
Investment Income Ratio *	n/a	7.54%	n/a	n/a	0.60%	n/a	0.00%	0.07%	0.13%	0.09%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.
(a) Commencement of operations December 3, 2007.
(b) Commencement of operations March 31, 2008.
(c) Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/ S&P Managed Aggressive Growth Portfolio	JNL/ S&P Managed Conservative Portfolio	JNL/ S&P Managed Growth Portfolio	JNL/ S&P Managed Moderate Portfolio	JNL/ S&P Managed Moderate Growth Portfolio	JNL/S&P Total Yield Portfolio(a)		JNL/T. Rowe Price Established Growth Portfolio	JNL/T. Rowe Price Mid-Cap Growth Portfolio	JNL/T. Rowe Price Short-Term Bond Portfolio		JNL/T. Rowe Price Value Portfolio

Highest expense ratio
Period ended December 31, 2011

Unit Value	$10.125196	$10.337958	$10.449663	$10.561571	$10.359662	$8.323496		$19.355494	$31.351508	$9.301062		$10.640263
Total Return *	-8.29%	-0.61%	-6.74%	-2.81%	-5.14%	-8.75%		-4.96%	-5.23%	-2.21%		-5.82%
Ratio of Expenses **	3.75%	3.695%	3.80%	3.695%	4.01%	3.61%		3.91%	3.91%	3.61%		3.91%

Period ended December 31, 2010

Unit Value	$11.040307	$10.401392	$11.205082	$10.867131	$10.920968	$9.121174		$20.365095	$33.080837	$9.510825		$11.297764
Total Return *	12.78%	4.76%	11.79%	7.27%	8.73%	6.18%		12.29%	22.96%	-0.72%		11.45%
Ratio of Expenses **	3.75%	3.695%	3.80%	3.695%	4.01%	3.61%		3.91%	3.91%	3.61%		3.91%

Period ended December 31, 2009

Unit Value	$9.789636	$9.929091	$10.023459	$10.131046	$10.043857	$8.590651		$18.136812	$26.903923	$9.579367		$10.137378
Total Return *	26.22%	9.41%	23.29%	14.32%	18.60%	2.27	%***	37.99%	41.21%	-0.28	%***	31.83%
Ratio of Expenses **	3.75%	3.695%	3.80%	3.695%	4.01%	3.61%		3.91%	3.91%	3.61%		3.91%

Period ended December 31, 2008

Unit Value	$7.755799	$9.075254	$8.130179	$8.861798	$8.468455	$6.240794		$13.143650	$19.052733	$9.327447		$7.689738
Total Return *	-41.40%	-16.88%	-37.77%	-24.10%	-30.35%	-35.57	%***	-45.04%	-42.92%	-8.94%		-42.75%
Ratio of Expenses **	3.75%	3.695%	3.80%	3.695%	4.01%	3.51%		3.91%	3.91%	3.21%		3.91%

Period ended December 31, 2007

Unit Value	$13.234462	$10.918213	$13.064157	$11.675144	$12.159040	$10.052412		$23.914187	$33.381368	$10.243295		$13.432137
Total Return *	5.13%	2.42%	4.63%	3.81%	4.36%	0.52	%***	5.87%	12.70%	0.45	%***	-3.04%
Ratio of Expenses **	3.75%	3.695%	3.80%	3.695%	4.01%	2.845%		3.91%	3.91%	3.21%		3.91%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.
(a) Commencement of operations December 3, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/ S&P Managed Aggressive Growth Portfolio	JNL/ S&P Managed Conservative Portfolio		JNL/ S&P Managed Growth Portfolio		JNL/ S&P Managed Moderate Portfolio		JNL/ S&P Managed Moderate Growth Portfolio		JNL/S&P Total Yield Portfolio(a)		JNL/T. Rowe Price Established Growth Portfolio	JNL/T. Rowe Price Mid-Cap Growth Portfolio	JNL/T. Rowe Price Short-Term Bond Portfolio		JNL/T. Rowe Price Value Portfolio

Lowest expense ratio
Period ended December 31, 2011

Unit Value	$14.773287	$12.564577		$15.349276		$12.836407		$15.662054		$9.258036		$31.410950	$50.879218	$10.785135		$14.943349
Total Return *	-5.74%	2.10%		-4.10%		-0.16	%***	-2.25	%***	-6.34%		-2.16%	-2.44%	0.37%		-3.05%
Ratio of Expenses **	1.00%	1.00%		1.00%		1.00%		1.00%		1.00%		1.00%	1.00%	1.00%		1.00%

Period ended December 31, 2010

Unit Value	$15.672705	$12.306413		$16.005626		$12.777857		$15.820096		$9.884599		$32.104002	$52.149990	$10.745000		$15.412882
Total Return *	15.92%	7.62%		14.96%		10.09%		11.94%		8.98%		15.60%	26.59%	1.91%		14.74%
Ratio of Expenses **	1.00%	1.00%		1.00%		1.10%		1.10%		1.00%		1.00%	1.00%	1.00%		1.00%

Period ended December 31, 2009

Unit Value	$13.520264	$11.435228		$13.922400		$11.607218		$14.132179		$9.069807		$27.771231	$41.195958	$10.543119		$13.433157
Total Return *	29.74%	16.10	%***	26.79%		17.33%		22.11%		62.22	%***	42.07%	45.38%	6.57%		35.72%
Ratio of Expenses **	1.00%	1.00%		1.00%		1.10%		1.10%		1.00%		1.00%	1.00%	1.00%		1.00%

Period ended December 31, 2008

Unit Value	$10.420786	$10.131175		$10.980959		$9.892894		$11.573735		$6.404924		$19.548020	$28.337674	$9.893602		$9.897450
Total Return *	-39.76%	-14.69%		-36.00%		-22.10%		-28.30%		-29.41	%***	-43.41%	-41.24%	-1.77	%***	-41.06%
Ratio of Expenses **	1.00%	1.10%		1.00%		1.10%		1.10%		1.10%		1.00%	1.00%	1.00%		1.00%

Period ended December 31, 2007

Unit Value	$17.299623	$11.876307		$17.157763		$12.699683		$16.140967		$10.064737		$34.546285	$48.224532	$10.610338		$16.792708
Total Return *	8.08%	5.13%		4.78	%***	6.55%		7.46%		0.65	%***	9.01%	16.05%	3.67%		-0.16%
Ratio of Expenses **	1.00%	1.10%		1.00%		1.10%		1.10%		1.25%		1.00%	1.00%	1.10%		1.00%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.
(a) Commencement of operations December 3, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/ S&P Managed Aggressive Growth Portfolio	JNL/ S&P Managed Conservative Portfolio	JNL/ S&P Managed Growth Portfolio	JNL/ S&P Managed Moderate Portfolio	JNL/ S&P Managed Moderate Growth Portfolio	JNL/S&P Total Yield Portfolio(a)	JNL/T. Rowe Price Established Growth Portfolio	JNL/T. Rowe Price Mid-Cap Growth Portfolio	JNL/T. Rowe Price Short-Term Bond Portfolio	JNL/T. Rowe Price Value Portfolio

Portfolio data
Period ended December 31, 2011

Net Assets (in thousands)	$748,866	$1,187,614	$2,273,056	$1,942,414	$3,240,548	$80,015	$901,594	$1,176,491	$493,477	$431,971
Units Outstanding (in thousands)	54,285	98,525	158,754	157,318	222,293	8,851	31,868	25,681	47,268	30,832
Investment Income Ratio *	0.66%	2.39%	0.73%	1.97%	1.64%	1.22%	0.00%	0.02%	1.27%	1.37%

Period ended December 31, 2010

Net Assets (in thousands)	$694,558	$886,035	$1,946,317	$1,514,845	$2,629,579	$64,956	$782,772	$981,793	$334,098	$411,509
Units Outstanding (in thousands)	47,392	74,750	130,135	122,023	176,006	6,691	27,158	21,009	31,935	28,398
Investment Income Ratio *	0.76%	2.60%	1.05%	2.16%	1.39%	0.74%	0.04%	0.20%	1.38%	1.03%

Period ended December 31, 2009

Net Assets (in thousands)	$508,673	$572,713	$1,329,575	$930,311	$1,625,059	$53,501	$548,364	$590,369	$182,385	$318,777
Units Outstanding (in thousands)	40,161	51,869	102,211	82,390	122,140	5,976	22,175	16,143	17,700	25,158
Investment Income Ratio *	2.48%	2.03%	2.25%	1.53%	0.85%	0.02%	0.33%	0.00%	3.80%	1.73%

Period ended December 31, 2008

Net Assets (in thousands)	$334,779	$374,871	$721,594	$511,031	$902,365	$28,399	$301,125	$309,196	$87,244	$204,240
Units Outstanding (in thousands)	34,273	38,038	70,370	53,018	83,111	4,462	17,567	12,488	8,978	21,770
Investment Income Ratio *	0.37%	4.19%	0.55%	4.00%	2.28%	1.84%	0.08%	0.00%	4.21%	1.90%

Period ended December 31, 2007

Net Assets (in thousands)	$606,719	$240,837	$1,201,073	$475,928	$1,251,889	$3,265	$558,543	$510,648	$65,966	$367,321
Units Outstanding (in thousands)	37,210	20,751	74,650	38,280	82,230	325	18,570	12,275	6,283	22,938
Investment Income Ratio *	1.91%	3.16%	1.70%	3.14%	2.24%	0.05%	1.07%	1.71%	3.89%	2.29%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.
(a) Commencement of operations December 3, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/WMC	JNL/WMC	JNL/WMC
	Balanced	Money Market	Value
	Portfolio	Portfolio	Portfolio

Highest expense ratio
Period ended December 31, 2011

Unit Value	$19.567657	$8.634066	$15.643046
Total Return *	-0.57%	-3.67%	-5.61%
Ratio of Expenses **	3.80%	3.75%	3.70%

Period ended December 31, 2010

Unit Value	$19.680014	$8.962684	$16.572366
Total Return *	6.70%	-3.68%	9.57%
Ratio of Expenses **	3.80%	3.75%	3.70%

Period ended December 31, 2009

Unit Value	$18.445088	$9.305184	$15.125413
Total Return *	15.23%	-3.54%	19.48%
Ratio of Expenses **	3.80%	3.75%	3.70%

Period ended December 31, 2008

Unit Value	$16.007656	$9.646545	$12.659714
Total Return *	-23.68%	-1.57%	-35.77%
Ratio of Expenses **	3.80%	3.75%	3.70%

Period ended December 31, 2007

Unit Value	$20.974344	$9.800591	$19.709046
Total Return *	3.46%	0.86%	3.91%
Ratio of Expenses **	3.80%	3.75%	3.70%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/WMC	JNL/WMC	JNL/WMC
	Balanced	Money Market	Value
	Portfolio	Portfolio	Portfolio

Lowest expense ratio
Period ended December 31, 2011

Unit Value	$31.176294	$13.642602	$20.081933
Total Return *	2.24%	-0.99%	-3.03%
Ratio of Expenses **	1.00%	1.00%	1.00%

Period ended December 31, 2010

Unit Value	$30.491815	$13.778726	$20.709679
Total Return *	9.73%	-1.00%	12.57%
Ratio of Expenses **	1.00%	1.00%	1.00%

Period ended December 31, 2009

Unit Value	$27.789280	$13.917211	$18.397952
Total Return *	18.50%	-0.85%	22.75%
Ratio of Expenses **	1.00%	1.00%	1.00%

Period ended December 31, 2008

Unit Value	$23.451105	$14.036344	$14.988548
Total Return *	-21.51%	1.17%	-34.01%
Ratio of Expenses **	1.00%	1.00%	1.00%

Period ended December 31, 2007

Unit Value	$29.878778	$13.873622	$22.712971
Total Return *	6.42%	3.69%	6.77%
Ratio of Expenses **	1.00%	1.00%	1.00%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/WMC	JNL/WMC	JNL/WMC
	Balanced	Money Market	Value
	Portfolio	Portfolio	Portfolio

Portfolio data
Period ended December 31, 2011

Net Assets (in thousands)	$1,709,811	$1,010,793	$362,133
Units Outstanding (in thousands)	59,618	82,015	18,923
Investment Income Ratio *	1.18%	0.00%	1.03%

Period ended December 31, 2010

Net Assets (in thousands)	$1,228,148	$676,914	$353,077
Units Outstanding (in thousands)	43,834	54,428	17,861
Investment Income Ratio *	1.44%	0.00%	1.02%

Period ended December 31, 2009

Net Assets (in thousands)	$698,799	$813,943	$245,685
Units Outstanding (in thousands)	27,589	64,606	13,947
Investment Income Ratio *	2.87%	0.18%	1.78%

Period ended December 31, 2008

Net Assets (in thousands)	$432,806	$1,200,692	$153,537
Units Outstanding (in thousands)	20,425	94,661	10,667
Investment Income Ratio *	2.44%	2.06%	0.04%

Period ended December 31, 2007

Net Assets (in thousands)	$497,884	$618,006	$217,135
Units Outstanding (in thousands)	18,482	48,897	9,897
Investment Income Ratio *	2.57%	4.60%	3.53%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.

Independent Auditors’ Report

To the Board of Directors of Jackson National Life Insurance Company and
Contract Owners of Jackson National Separate Account I:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts within Jackson National Separate Account I (Separate Account) as set forth herein as of December 31, 2011, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agent of the underlying mutual fund and other appropriate audit procedures. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each sub-account within Jackson National Separate Account I as set forth herein as of December 31, 2011, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

March 1, 2012
Chicago, Illinois

Jackson National Life Insurance Company and Subsidiaries

Index to Consolidated Financial Statements
December 31, 2011

KPMG LLP
303 East Wacker Drive
Chicago, IL 60601-5212

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of
Jackson National Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Jackson National Life Insurance Company and Subsidiaries  (the Company) as of December 31, 2011 and 2010, and the related consolidated income statements and the consolidated statements of changes in equity and comprehensive income, and cash flows for each of the years in the three-year period ended December 31, 2011.  These consolidated financial statements are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2011 in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois
March 5, 2012

KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative (KPMG International), a Swiss entity.

Jackson National Life Insurance Company and Subsidiaries
Consolidated Financial Statements

Consolidated Balance Sheets
(In thousands, except per share information)

	December 31,
Assets	2011	2010
Investments:
Securities available for sale, at fair value:
Fixed maturities (amortized cost: 2011, $38,688,488; 2010, $39,222,320, including fair value through profit and loss: 2011, $126,657; 2010, $345,038)	$41,546,295	$40,801,885
Trading securities, at fair value	315,607	467,101
Commercial mortgage loans, net of allowance	5,530,370	5,700,365
Policy loans	855,099	855,842
Derivative instruments	2,605,468	1,010,377
Other invested assets	1,255,455	1,038,012
Total investments	52,108,294	49,873,582
Cash and cash equivalents	656,253	674,253
Accrued investment income	576,185	553,762
Deferred acquisition costs	5,635,268	5,305,670
Reinsurance recoverable	1,409,688	1,089,539
Income taxes receivable from Parent	181,774	50,854
Other assets	875,288	618,019
Separate account assets	58,796,937	48,854,037
Total assets	$120,239,687	$107,019,716

Liabilities and Equity
Liabilities
Reserves for future policy benefits and claims payable	$5,078,788	$3,149,572
Other contract holder funds	44,944,096	44,576,723
Debt	297,695	338,805
Securities lending payable	53,285	58,115
Deferred income taxes, net	1,139,352	656,577
Derivative instruments	1,378,907	1,250,807
Other liabilities	1,652,609	1,886,751
Separate account liabilities	58,796,937	48,854,037
Total liabilities	113,341,669	100,771,387

Equity
Common stock, $1.15 par value; authorized 50,000 shares;
issued and outstanding 12,000 shares	13,800	13,800
Additional paid-in capital	3,730,901	3,711,500
Accumulated other comprehensive income, net of
tax of $318,302 in 2011 and $53,280 in 2010	1,329,190	837,006
Retained earnings	1,796,398	1,633,691
Total stockholder's equity	6,870,289	6,195,997
Noncontrolling interests	27,729	52,332
Total equity	6,898,018	6,248,329
Total liabilities and equity	$120,239,687	$107,019,716

See accompanying Notes to Consolidated Financial Statements.

Jackson National Life Insurance Company and Subsidiaries
Consolidated Financial Statements

Consolidated Income Statements
(In thousands)

	Years Ended December 31,
	2011	2010	2009
Revenues
Fee income	$2,108,159	$1,565,992	$1,082,281
Premium	139,810	142,721	115,231
Net investment income	2,644,586	2,704,453	2,488,781
Net realized losses on investments:
Total other-than-temporary impairments	(305,805)	(319,977)	(1,196,893)
Portion of other-than-temporary impairments included in
other comprehensive income (loss)	218,710	176,719	422,186
Net other-than-temporary impairments	(87,095)	(143,258)	(774,707)
Other investment losses	(673,010)	(1,021,706)	30,276
Total net realized losses on investments	(760,105)	(1,164,964)	(744,431)
Other income	52,350	61,233	61,112
Total revenues	4,184,800	3,309,435	3,002,974
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	585,296	536,725	641,386
Interest credited on other contract holder funds, net of deferrals	1,384,908	1,445,319	1,502,945
Interest expense	42,881	34,825	49,767
Operating costs and other expenses, net of deferrals	760,969	621,773	483,924
Amortization of deferred acquisition and sales inducement costs	437,358	(11,660)	(273,341)
Total benefits and expenses	3,211,412	2,626,982	2,404,681
Pretax income before taxes and noncontrolling interests	973,388	682,453	598,293
Income tax expense	276,235	176,737	182,536
Net income	697,153	505,716	415,757
Less: Net income (loss) attributable to noncontrolling interests	4,446	7,288	(12,415)
Net income attributable to Jackson	$692,707	$498,428	$428,172

See accompanying Notes to Consolidated Financial Statements.

Jackson National Life Insurance Company and Subsidiaries
Consolidated Financial Statements

Consolidated Statements of Changes in Equity and Comprehensive Income
(In thousands)

			Accumulated
		Additional	other		Total	Non-
	Common	paid-in	comprehensive	Retained	stockholder's	controlling	Total
	stock	capital	income (loss)	earnings	equity	interests	equity
Balances as of December 31, 2008	$13,800	$2,968,985	$(1,627,525)	$1,145,443	$2,500,703	$126,411	$2,627,114
Comprehensive income:
Net income (loss)				428,172	428,172	(12,415)	415,757
Net unrealized gains (losses)
on securities not other-than
-temporarily impaired, net
of tax of $382,885			1,621,868		1,621,868	(38,616)	1,583,252
Net unrealized losses on
other-than-temporarily impaired
securities, net of tax of $(127,733)			(237,217)		(237,217)		(237,217)
Reclassification adjustment
for losses included
in net income, net of tax
of $240,213			446,108		446,108		446,108
Total comprehensive income (loss)			1,830,759	428,172	2,258,931	(51,031)	2,207,900
Cumulative effect of change in
accounting, net			(126,890)	126,890	-		-
Capital contribution		592,410			592,410		592,410
Dividends to stockholder				(250,000)	(250,000)		(250,000)
Balances as of December 31, 2009	$13,800	$3,561,395	$76,344	$1,450,505	$5,102,044	$75,380	$5,177,424

Comprehensive income:
Net income				498,428	498,428	7,288	505,716
Net unrealized gains (losses)
on securities not other-than
-temporarily impaired, net
of tax of $422,473			784,594		784,594	(30,336)	754,258
Net unrealized losses on
other-than-temporarily impaired
securities, net of tax of $(54,663)			(101,517)		(101,517)		(101,517)
Reclassification adjustment
for losses included
in net income, net of tax
of $15,223			28,270		28,270		28,270
Total comprehensive income (loss)			711,347	498,428	1,209,775	(23,048)	1,186,727
Cumulative effect of change in
accounting, net			49,315	(40,242)	9,073		9,073
Capital contribution		150,105			150,105		150,105
Dividends to stockholder				(275,000)	(275,000)		(275,000)
Balances as of December 31, 2010	$13,800	$3,711,500	$837,006	$1,633,691	$6,195,997	$52,332	$6,248,329

Comprehensive income:
Net income				692,707	692,707	4,446	697,153
Net unrealized gains (losses)
on securities not other-than
-temporarily impaired, net
of tax of $360,070			668,701		668,701	(29,049)	639,652
Net unrealized losses on
other-than-temporarily impaired
securities, net of tax of $(65,730)			(122,070)		(122,070)		(122,070)
Reclassification adjustment
for losses included
in net income, net of tax
of $(29,318)			(54,447)		(54,447)		(54,447)
Total comprehensive income (loss)			492,184	692,707	1,184,891	(24,603)	1,160,288
Capital contribution		19,401			19,401		19,401
Dividends to stockholder				(530,000)	(530,000)		(530,000)
Balances as of December 31, 2011	$13,800	$3,730,901	$1,329,190	$1,796,398	$6,870,289	$27,729	$6,898,018

See accompanying Notes to Consolidated Financial Statements.

Jackson National Life Insurance Company and Subsidiaries
Consolidated Financial Statements

Consolidated Statements of Cash Flows
(In thousands)

	Years Ended December 31,
	2011	2010	2009
Cash flows from operating activities:
Net income	$697,153	$505,716	$415,757
Adjustments to reconcile net income
to net cash provided by operating activities:
Net realized (gains) losses on investments	(113,933)	55,495	607,878
Net losses on derivatives	809,328	1,069,971	225,566
Interest credited on other contract holder funds, gross	1,396,036	1,464,020	1,543,268
Interest expense on Federal Home Loan Bank funding
agreements	22,098	22,678	28,906
Mortality, expense and surrender charges	(343,983)	(354,070)	(327,521)
Amortization of discount and premium on investments	5,428	(3,243)	(1,235)
Deferred income tax expense	217,754	355,790	409,848
Change in:
Accrued investment income	(22,423)	(103,629)	46,654
Deferred sales inducements and acquisition costs	(997,357)	(1,336,646)	(1,350,132)
Trading portfolio activity, net	151,494	90,570	268,154
Income taxes receivable from Parent	(130,920)	318,624	(200,147)
Other assets and liabilities, net	(511,464)	222,438	899,954
Net cash provided by operating activities	1,179,211	2,307,714	2,566,950

Cash flows from investing activities:
Sales of fixed maturities	7,345,626	8,689,802	9,001,912
Principal repayments, maturities, calls and redemptions:
Fixed maturities	1,635,472	1,934,006	2,166,500
Commercial mortgage loans	1,323,959	1,375,297	742,080
Purchases of:
Fixed maturities	(8,202,646)	(13,190,087)	(10,029,527)
Commercial mortgage loans	(1,185,257)	(1,045,450)	(351,711)
Other investing activities	(514,011)	(716,905)	(1,534,559)
Net cash provided by (used in) investing activities	403,143	(2,953,337)	(5,305)

Cash flows from financing activities:
Policyholders' account balances:
Deposits	20,374,771	17,868,878	14,123,189
Withdrawals	(8,846,295)	(7,182,166)	(9,543,370)
Net transfers to separate accounts	(12,256,282)	(10,767,308)	(6,984,733)
(Payments) Proceeds from repurchase agreements	(451,678)	552,458	-
Proceeds from Federal Home Loan Bank advances	150,000	-	-
Proceeds from debt	-	15,000	-
Payments on debt	(40,870)	(65,711)	(150,000)
Payment of cash dividends to Parent	(530,000)	(275,000)	(250,000)
Capital contribution from Parent	-	130,000	571,000
Net cash (used in) provided by financing activities	(1,600,354)	276,151	(2,233,914)

Net (decrease) increase in cash and cash equivalents	(18,000)	(369,472)	327,731

Cash and cash equivalents, beginning of year	674,253	1,043,725	715,994
Total cash and cash equivalents, end of year	$656,253	$674,253	$1,043,725

See accompanying Notes to Consolidated Financial Statements.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

1.	Nature of Operations

Jackson National Life Insurance Company (the “Company” or “Jackson”) is wholly owned by Brooke Life Insurance Company (“Brooke Life” or the “Parent”), which is ultimately a wholly owned subsidiary of Prudential plc (“Prudential”), London, England.  Jackson, together with its New York life insurance subsidiary, is licensed to sell group and individual annuity products (including immediate, index linked and deferred fixed annuities and variable annuities), guaranteed investment contracts (“GICs”) and individual life insurance products, including variable universal life, in all 50 states and the District of Columbia.

The consolidated financial statements include accounts, after the elimination of intercompany accounts and transactions, of the following:

•	Life insurers: Jackson and its wholly owned subsidiaries Jackson National Life Insurance Company of New York, Squire Reassurance Company LLC (“Squire Re”) and Jackson National Life (Bermuda) LTD;
•
Wholly owned broker-dealer, investment management and investment advisor subsidiaries: Jackson National Life Distributors, LLC, Jackson National Asset Management, LLC, Curian Clearing, LLC and Curian Capital, LLC;

•	Wholly owned insurance agency: JNL Southeast Agency, LLC;
•	PGDS (US One) LLC (“PGDS”), a wholly owned subsidiary that provides information technology services to Jackson and certain affiliates;
•	Other partnerships, limited liability companies and variable interest entities (“VIEs”) in which Jackson has a controlling interest or is deemed the primary beneficiary;
•	Hermitage Management, LLC, a wholly owned subsidiary that holds and manages certain mortgage loans and real estate.

2.	Summary of Significant Accounting Policies

Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”).  All significant intercompany accounts and transactions have been eliminated upon consolidation.  In 2011, Jackson adopted a revised presentation of the balance sheet and income statement, with prior year amounts being reclassified to conform with the current year presentation with no impact on stockholder’s equity or net income.  In conjunction with this change, the Company has reclassified its previously reported risk management activity into other investment gains (losses) and net investment income, which is further detailed in Note 5.  In addition, the Company made a correction for an immaterial error in 2009 resulting in a reclassification of $687.0 million, increasing revenues and expenses, with no impact on net income, relating to the classification of certain guaranteed minimum withdrawal benefit reserves.

The preparation of the consolidated financial statements in conformity with GAAP requires the use of estimates and assumptions about future events that affect the amounts reported in the financial statements and the accompanying notes.  Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments and derivative instruments, including fair values of securities deemed to be in an illiquid market and the determination of when an impairment is other-than-temporary; 2) assessments as to whether certain entities are variable interest entities, the existence of reconsideration events and the determination of which party, if any, should consolidate the entity; 3) assumptions impacting future gross profits, including lapse and mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 4) assumptions used in calculating policy reserves and liabilities, including lapse and mortality rates, expenses and investment returns; 5) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; 6) estimates related to establishment of loan loss reserves, liabilities for lawsuits and the liability for state guaranty fund assessments; 7) assumptions and estimates associated with the Company’s tax positions which impact the amount of recognized tax benefits recorded by the Company; and, 8) the value of guarantee obligations.  These estimates and assumptions are based on management’s best estimates and judgments.  Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors deemed appropriate.  As facts and circumstances dictate, these estimates and assumptions may be adjusted.  Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates.  Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the financial statements in the periods the estimates are changed.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

Changes in Accounting Principles – Adopted in Current Year
In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-02, “A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring.”  This guidance clarifies which loan modifications constitute troubled debt restructurings.  It is intended to assist creditors in determining whether a modification of the terms of a receivable meets the criteria to be considered a troubled debt restructuring, both for purposes of recording an impairment loss and for disclosure of troubled debt restructurings.  The Company adopted this guidance effective January 1, 2011 and has included the required disclosures herein.

In April 2011, the FASB issued ASU No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements,” which revises the criteria for asseessing effective control for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity.  The determination of whether the transfer of a financial asset subject to a repurchase agreement is a sale is based, in part, on whether the entity maintains effective control over the financial asset.  This guidance removes from the assessment of effective control the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of a default by the transferee and also the collateral maintenance implementation guidance related to that criterion.  The Company adopted this guidance effective January 1, 2011 with no impact on the Company’s consolidated financial statements.

In July 2010, the FASB issued ASU No. 2010-20, “Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses,” which requires significant new disclosures about the allowance for credit losses and the credit quality of financing receivables.  The Company adopted the disclosure requirements effective January 1, 2011 and has included the required disclosures herein.

In April 2010, the FASB issued ASU No. 2010-15, “How Investments Held through Separate Accounts Affect an Insurer’s Consolidation Analysis of Those Investments.” This guidance clarifies that an insurance entity should not consider any separate account interests held for the benefit of policyholders in an investment to be the insurer’s interests and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for the benefit of a related policyholder, as defined in the Variable Interest Entities Subsections of Subtopic 810-10 and those Subsections require the consideration of related parties.  This accounting guidance was effective on January 1, 2011 and had no impact on the Company’s consolidated financial statements.

In January 2010, the FASB issued ASU No. 2010-06, “Improving Disclosures about Fair Value Measurements,” which requires additional disclosures related to transfers between Levels 1 and 2 and for fair value measurement activity in Level 3.  Additional information to be provided includes purchases, sales, issuances, and settlements on a gross basis.  This ASU also clarifies certain other existing disclosure requirements including the level of disaggregation and disclosures around inputs and valuation techniques.  The accounting guidance for new disclosures and clarification of existing disclosures was effective for periods beginning after December 15, 2009 and were included in the Company’s consolidated financial statements for the year ending December 31, 2010.  The additional disclosures related to activity in Level 3 are effective for fiscal years beginning after December 15, 2010, and are included herein.

Changes in Accounting Principles – Adopted in Prior Years
On January 1, 2010, the Company adopted ASU No. 2009-16, “Accounting for Transfers of Financial Assets.”  This accounting guidance amends the current guidance on transfers of financial assets by eliminating the qualifying special-purpose entity (“QSPE”) concept, providing certain conditions that must be met to qualify for sale accounting, changing the amount of gain or loss recognized on certain transfers and requiring additional disclosures.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

On January 1, 2010, the Company adopted ASU No. 2010-10, “Amendment for Certain Investment Funds,” which provides accounting guidance for determining which enterprise, if any, has a controlling financial interest in a variable interest entity (“VIE”) and requires additional disclosures regarding a company’s involvement in VIEs.  The adoption of ASU 2010-10 and ASU 2009-16 occurred simultaneously, requiring the consolidation of entities formerly considered to be QSPEs and decreasing retained earnings by $40.2 million.  Additional details on the application of this change in accounting principles are included in Note 4.

Changes in Accounting Principles – Not Yet Adopted
In December 2011, the FASB issued ASU No. 2011-11, “Balance Sheet: Disclosures about Offsetting Assets and Liabilities,” which requires an entity to disclose information about offsetting and related arrangements.  This guidance is effective for fiscal years beginning after January 1, 2013.  The new disclosures are required to be applied retrospectively for all comparative periods presented.  The Company will adopt this guidance effective January 1, 2013 and include all applicable disclosures.

In June 2011, the FASB issued ASU No. 2011-05, “Presentation of Comprehensive Income,” with an objective of increasing the prominence of items reported in other comprehensive income (“OCI”).  This guidance provides entities with the option to present the total of comprehensive income, the components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements.    This guidance is applicable retrospectively and is effective for fiscal years beginning after December 15, 2011.  Early adoption is permitted.  The Company will adopt this guidance effective January 1, 2012 and is currently evaluating options for the presentation of comprehensive income upon adoption.

In May 2011, the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards,” which was issued to create a consistent framework for the application of fair value measurement across jurisdictions.  The amendments include wording changes to GAAP in order to clarify the FASB’s intent about the application of existing fair value measurements and disclosure requirements, as well as to change a particular principle or existing requirement for measuring fair value or disclosing information about fair value measurements.  This new guidance is not expected to change which assets and liabilities are to be carried at fair value.  This guidance is applicable prospectively and is effective for fiscal years beginning after December 15, 2011.  Early adoption is prohibited.  The Company will adopt this guidance effective January 1, 2012 and has not yet determined the impact it will have on the Company’s consolidated financial statements upon adoption.

In October 2010, the FASB issued ASU No. 2010-26, “Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts.” This guidance clarifies which costs related to the acquisition or renewal of insurance contracts can be deferred by insurance entities.  The guidance also specifies that only costs directly related to the successful acquisition of new or renewal contracts can be capitalized.  All other acquisition related costs should be expensed as incurred.

Jackson will adopt this accounting guidance effective January 1, 2012 on a retrospective basis with restatement of all years presented and a cumulative effect adjustment to opening equity balance at January 1, 2010.  Jackson estimates the restatement will reduce deferred acquisition costs by approximately $991.9 million and reduce stockholder’s equity by approximately $641.6 million, net of tax, at January 1, 2010.

The impact on the income statement is as follows (in millions):

	Years ended December 31,
	2011	2010
Net income as reported	$693	$498
Reduced deferrals	(248)	(243)
Change in amortization	61	(31)
Tax benefit	65	96
Net income as adjusted	$571	$320

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

Comprehensive Income (Loss)
Comprehensive income (loss) includes all changes in stockholder’s equity (except those arising from transactions with owners/stockholders) and, in the Company’s case, includes net income (loss) and net unrealized gains or losses on available for sale securities.

Investments
Fixed maturities consist primarily of bonds, notes, redeemable preferred stocks and asset-backed securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the effective interest method.  Discounts and premiums on asset-backed securities are amortized over the estimated redemption period.  Certain asset-backed securities are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events.  For these securities, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis.  The carrying value of such securities was $840.7 million and $878.5 million as of December 31, 2011 and 2010, respectively.

Fixed maturities are generally classified as available for sale and are carried at fair value.  For declines in fair value considered to be other-than-temporary, an impairment charge reflecting the difference between the amortized cost basis and fair value is included in net realized losses on investments.  If management believes the Company does not intend to sell the security and will not more likely than not be required to sell the security prior to recovery of its amortized cost basis, an amount representing the non-credit related portion of a loss is reclassified out of net realized losses on investments and into other comprehensive income.  In determining whether an other-than-temporary impairment has occurred, and in calculating the non-credit related component of the total impairment loss, the Company considers a number of factors, which are further detailed in Note 4.

During 2009, the Company transferred the remainder of its equity holdings from available for sale to a trading portfolio and recognized a loss of $87.5 million.  At December 31, 2011 and 2010, all equity holdings were classified as trading.  Trading securities are carried at fair value with changes in value included in net investment income.

Commercial mortgage loans are carried at aggregate unpaid principal balances, net of unamortized discounts and premiums, and impairments including any allowance for loan losses.

On a periodic basis, Jackson assesses the commercial mortgage loan portfolio for the need for an allowance for loan losses. In determining its allowance for losses, the Company evaluates each loan to determine if it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The allowance includes loan specific reserves for loans that are determined to be non-performing as a result of its loan review process, and a portfolio reserve for probable incurred but not specifically identified losses for loans which do not carry loan specific reserves. The loan specific portion of the loss allowance is based on the Company’s assessment as to ultimate collectability of loan principal and interest. This review contemplates a variety of factors which may include, but are not limited to, current economic conditions, the physical condition of the property, the financial condition of the borrower, and the near and long-term prospects for change in these conditions.  In determining the portfolio reserve for incurred but not specifically identified losses, Jackson considers the current credit composition of the portfolio based on the results of our loan modeling analysis, which considers property type, default statistics, historical losses and other relevant factors to determine probability of default and other default loss estimates.  Model assumptions are updated each quarter and, based upon our actual loan experience, are considered together with other relevant qualitative factors in making the final portfolio reserve calculations.  The valuation allowance for commercial mortgage loans can increase or decrease from period to period based on these factors.  Changes in the allowance for loan losses are recorded in investment income.

Separately, Jackson also reviews individual loans in the portfolio for impairment based on an assessment of the factors identified above.  Impairment charges recognized are recorded initially against the established loan loss allowance and, if necessary, any additional amounts are recorded as realized losses. As deemed necessary based on cash flow expectations and other factors, Jackson may place loans on non-accrual status.  In this case, all cash received is applied against the carrying value of the loan.

Policy loans are carried at the unpaid principal balances.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

Other invested assets primarily include investments in limited partnerships and real estate.  Carrying values for limited partnership investments are determined by using the proportion of Jackson’s investment in each fund (NAV equivalent) as a practical expedient for fair value.  Real estate is carried at the lower of depreciated cost or fair value.

The Company holds interests in VIEs that represent primary beneficial interests.  These consolidated VIEs include entities structured to hold and manage investments.

Realized gains and losses on sales of investments are recognized in income at the date of sale and are determined using the specific cost identification method.

The changes in unrealized gains and losses on certain investments which are classified as available for sale, net of tax and the effect of the adjustment for deferred acquisition costs and deferred sales inducements, and the non-credit related portion of other-than-temporary impairment charges are excluded from net income and included as a component of other comprehensive income and total equity.  The changes in unrealized gains and losses on investments for which Jackson elected the fair value option are included in net income along with the related adjustment for deferred acquisition costs, deferred sales inducements and income taxes.

Derivative Instruments and Embedded Derivatives
The Company enters into financial derivative transactions, including, but not limited to, swaps, put-swaptions, futures and options to reduce and manage business risks.  These transactions manage the risk of a change in the value, yield, price, cash flows, credit quality or degree of exposure with respect to assets, liabilities or future cash flows which the Company has acquired or incurred.  The Company manages the potential credit exposure for over-the-counter derivative contracts through careful evaluation of the counterparty credit standing, collateral agreements, and master netting agreements.  The Company is exposed to credit-related losses in the event of nonperformance by counterparties, however, it does not anticipate nonperformance.  There were no charges due to nonperformance by derivative counterparties in 2011, 2010 or 2009.

The Company generally uses freestanding derivative instruments for hedging purposes.  Additionally, certain liabilities, primarily trust instruments supported by funding agreements, index linked annuities and guarantees offered in connection with variable annuities issued by the Company, contain embedded derivative instruments.  Further details regarding Jackson’s derivative positions are included in Note 5.  The Company generally does not account for freestanding derivatives as either fair value or cash flow hedges as might be permitted if specific hedging documentation requirements were followed.  Financial derivatives, including derivatives embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value.  The results from derivative financial instruments and embedded derivatives, including net payments, realized gains and losses and changes in value, are reported in net income.

Cash and Cash Equivalents
Cash and cash equivalents, which primarily include high quality, non-asset-backed commercial paper, money market instruments and deposits in the Federal Home Loan Bank of Indianapolis (“FHLBI”), are carried at cost or amortized cost.  These investments have original maturities of three months or less and are considered cash equivalents for reporting cash flows.

Deferred Acquisition Costs
Certain costs of acquiring new business, principally commissions and certain costs associated with policy issuance and underwriting, which vary with and are primarily related to the production of new business, are capitalized as deferred acquisition costs.  Deferred acquisition costs are increased by interest thereon and amortized into income in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits, including realized capital gains and losses and derivative movements, for annuities and interest-sensitive life products.  Due to volatility of certain factors, including realized capital gains and losses and derivative movements, amortization may be a benefit or a charge in any given period.  In the event of negative amortization, the related deferred acquisition cost balance is capped at the initial amount capitalized, plus interest.  Unamortized deferred acquisition costs are written off when a contract is internally replaced and substantially changed.  A review of assumptions used for estimating future gross profits underlying the amortization of deferred acquisition costs is conducted on an annual basis.  Based on results of the annual review, the deferred acquisition cost balance is adjusted, with an offsetting credit or charge to amortization expense.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

As certain fixed maturities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields.  This adjustment, along with the change in fair value of fixed maturities available for sale, net of applicable tax, is credited or charged directly to stockholder’s equity as a component of other comprehensive income.  Deferred acquisition costs have been decreased by $1,062.7 million and $598.5 million at December 31, 2011 and 2010, respectively, to reflect this adjustment.

For variable annuity business, the Company employs a mean reversion methodology that is applied with the objective of adjusting the amortization of deferred acquisition costs that would otherwise be highly volatile due to fluctuations in the level of future gross profits arising from changes in equity market levels.  The mean reversion methodology achieves this objective by applying a dynamic adjustment to the level of expectations of short-term future investment returns.  Under the methodology, the projected returns for the next five years are set such that, when combined with the actual returns for the current and preceding two years, the average rate of return over the eight year period is 8.4%, after investment management fees.  The mean reversion methodology does, however, include a cap and a floor of 15% and 0% per annum, respectively, on the projected return for each of the next five years.  Projected returns after the next five years are set at 8.4%.  At December 31, 2010,  future projected returns were capped at the 15% level.  By December 31, 2011, projected returns under mean reversion had fallen and were below the 15% cap.

Deferred acquisition costs are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts.  Any amount deemed unrecoverable would be written off with a charge through deferred acquisition costs amortization.  No such write-offs were required for 2011, 2010 and 2009.

Deferred Sales Inducements
Bonus interest on deferred fixed annuities and contract enhancements on index linked annuities and variable annuities are capitalized as deferred sales inducements and included in other assets.  Deferred sales inducements are increased by interest thereon and amortized into income in proportion to estimated gross profits, including realized capital gains and losses and derivative movements.  Due to volatility of certain factors, including realized capital gains and losses and derivative movements, amortization may be a benefit or a charge in any given period.  In the event of negative amortization, the related deferred sales inducements balance is capped at the initial amount capitalized, plus interest.  Unamortized deferred sales inducements are written off when a contract is internally replaced and substantially changed.  A review of assumptions used for estimating future gross profits underlying the amortization of deferred sales inducements is conducted on an annual basis.  Based on results of the annual review, the deferred sales inducement balance is adjusted, with an offsetting credit or charge to amortization expense.

As certain fixed maturities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields.  This adjustment, along with the change in fair value of fixed maturities available for sale, net of applicable tax, is credited or charged directly to stockholder’s equity as a component of other comprehensive income.  Deferred sales inducements have been decreased by $147.6 million and $82.2 million at December 31, 2011 and 2010, respectively, to reflect this adjustment.

For variable annuity business, the Company employs the same mean reversion methodology as is employed for deferred acquisition costs as described above.

Deferred sales inducements are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts.  Any amount deemed unrecoverable would be written off with a charge through deferred sales inducements amortization.  No such write-offs were required for 2011, 2010 and 2009.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

Actuarial Assumption Changes (Unlocking)
Annually, or as circumstances warrant, the Company conducts a comprehensive review of the assumptions used for its estimates of future gross profits underlying the amortization of deferred acquisition costs and deferred sales inducements, as well as the valuation of the embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees.  These assumptions include investment margins, mortality, persistency, rider utilization and policy maintenance expenses.  Based on this review, the cumulative balances of deferred acquisition costs, deferred sales inducements and life and annuity reserves are adjusted with an offsetting benefit or charge to net income.

Reinsurance
The Company enters into assumed and ceded reinsurance agreements with other companies in the normal course of business.  Reinsurance agreements are reported on a gross basis on the Company’s consolidated balance sheets as an asset for amounts recoverable from reinsurers or as a component of other assets or liabilities for amounts, such as premiums, owed to or from reinsurers.  Reinsurance assumed and ceded premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.  Premiums and benefits are reported net of insurance assumed and ceded.

Income Taxes
The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as certain foreign jurisdictions.  The Company is generally no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2007.

Jackson files a consolidated federal income tax return with Brooke Life and Jackson National Life Insurance Company of New York. Jackson National Life (Bermuda) LTD is taxed as a controlled foreign corporation of Jackson.  All other subsidiaries are limited liability companies with all of their interests owned by Jackson.  Accordingly, they are not considered separate entities for income tax purposes and, therefore, are taxed as part of the operations of Jackson.  Income tax expense is calculated on a separate company basis.

Deferred federal income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes.  Such temporary differences are principally related to the effects of recording certain invested assets at fair value, the deferral of policy acquisition costs and sales inducements and the provisions for policy reserves and other insurance items.  Deferred tax assets and liabilities are measured using the tax rates expected to be in effect when such benefits are realized.  In accordance with GAAP, Jackson is required to test the value of deferred tax assets for realizability.  Deferred tax assets are reduced by a valuation allowance if, based on the weight of available positive and negative evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized.  In determining the need for a valuation allowance, the Company considers the carryback capacity of losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies.

The determination of the valuation allowance for Jackson’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance.  In order to recognize a tax benefit in the consolidated financial statements, there must be a greater than fifty percent chance of success with the relevant taxing authority with regard to that tax position.  Management’s judgments are potentially subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitor pricing and other specific industry and market conditions.

The Company recognizes accrued interest and penalties, if any, related to unrecognized tax benefits as a component of tax expense.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

Reserves for Future Policy Benefits and Claims Payable
For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, persistency and expenses plus provisions for adverse deviations.  Mortality assumptions range from 25% to 160% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration.  Interest rate assumptions range from 3.5% to 6.0%.  Lapse and expense assumptions are based on Company experience.  See Note 7 for a description of general account reserves related to variable annuity guarantees.

Other Contract Holder Funds
For the Company’s interest-sensitive life contracts, liabilities approximate the policyholder’s account value.  For deferred annuities, the fixed option on variable annuities, guaranteed investment contracts and other investment contracts, the liability is the policyholder’s account value.  The liability for index linked annuities is based on two components, 1) the imputed value of the underlying guaranteed host contract, and 2) the fair value of the embedded option component of the contract.  At December 31, 2011, the Company had interest sensitive life business in force with total account value of $4.5 billion, with minimum guaranteed interest rates ranging from 3.0% to 6.0%, with a 4.93% average guaranteed rate and fixed interest rate annuities of $26.2 billion of account value with minimum guaranteed rates ranging from 1.0% to 5.5% and a 2.83% average guaranteed rate.

Jackson and Jackson National Life Funding, LLC have a European Medium Term Note program, with up to $7 billion in aggregate principal amount outstanding at any one time.  Jackson National Life Funding, LLC was formed as a special purpose vehicle solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance of funding agreements.  Carrying values totaled $0.7 billion and $1.0 billion at December 31, 2011 and 2010, respectively.

Jackson and Jackson National Life Global Funding have a $10.8 billion aggregate Global Medium Term Note program.  Jackson National Life Global Funding was formed as a statutory business trust, solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance of funding agreements.  The carrying values at December 31, 2011 and 2010 totaled $1.0 billion and $1.2 billion, respectively.

Those Medium Term Note instruments issued in a foreign currency have been economically hedged for changes in exchange rates using cross-currency swaps.  The fair value of derivatives embedded in funding agreements, as well as unrealized foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

Trust instrument liabilities are adjusted to reflect the effects of foreign currency transaction gains and losses using exchange rates as of the reporting date.  Foreign currency transaction gains and losses are included in other investment gains (losses).

Jackson and Squire Re are members of the Federal Home Loan Bank of Indianapolis (“FHLBI”) primarily for the purpose of participating in its mortgage-collateralized loan advance program with short-term and long-term funding facilities.  Membership requires the Company to purchase and hold a minimum amount of FHLBI capital stock plus additional stock based on outstanding advances.  Advances are in the form of short-term or long-term notes or funding agreements issued to FHLBI.  At December 31, 2011 and 2010, the Company held $107.0 million and $112.1 million, respectively, of FHLBI capital stock, supporting $1.8 billion each period end in funding agreements, short-term and long-term borrowing capacity.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

Contingent Liabilities
The Company is a party to legal actions and, at times, regulatory investigations.  Given the inherent unpredictability of these matters, it is difficult to estimate their impact on the Company’s financial position.  Amounts related to contingent liabilities are established if it is probable that a loss has been incurred and the amount is reasonably estimable.  It is possible that an adverse outcome in certain of the Company’s contingent liabilities, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company’s financial position.  However, it is the opinion of management that the ultimate disposition of contingent liabilities will not have a material adverse affect on the Company's financial condition or results of operations.

Separate Account Assets and Liabilities
The Company maintains separate account assets, which are reported at fair value.  The related liabilities are reported at an amount equivalent to the separate account assets.  At December 31, 2011 and 2010, the separate account assets and liabilities associated with variable life and annuity contracts, aggregated $58.8 billion and $48.9 billion, respectively.  Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company.  Refer to Note 7 for additional information regarding the Company’s contractual guarantees.  Separate account net investment income, net investment realized and unrealized gains and losses, and the related liability changes are offset within the same line item in the consolidated income statements. Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue.

Additionally, the Company has issued a group variable annuity contract designed for use in connection with and issued to the Company’s Defined Contribution Retirement Plan.  These deposits are allocated to the Jackson National Separate Account - II and aggregated $185.7 million and $176.6 million at December 31, 2011 and 2010, respectively.  The Company receives administrative fees for managing the funds.  These fees are recorded as earned and included in fee income in the consolidated income statements.

Debt
Liabilities for the Company’s debt are primarily carried at an amount equal to the unpaid principal balance.  Original issuance discount or premium and any debt issue costs, if applicable, are recognized as a component of interest expense over the period the debt is expected to be outstanding.  Refer to Note 8 for further information regarding the Company’s debt.

Revenue and Expense Recognition
Premiums for traditional life insurance are reported as revenues when due.  Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts.  This association is accomplished through provisions for future policy benefits and the deferral and amortization of acquisition costs.

Deposits on interest-sensitive life products and investment contracts, principally deferred annuities and guaranteed investment contracts, are treated as policyholder deposits and excluded from revenue.  Revenues consist primarily of investment income and charges assessed against the policyholder’s account value for mortality charges, surrenders, variable annuity benefit guarantees and administrative expenses.  Fee income also includes revenues related to asset management fees and 12b-1 service fees.  Surrender benefits are treated as repayments of the policyholder account.  Annuity benefit payments are treated as reductions to the policyholder account.  Death benefits in excess of the policyholder account are recognized as an expense when incurred.  Expenses consist primarily of the interest credited to policyholder deposits.  Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business.  This is accomplished through deferral and amortization of acquisition costs and sales inducements.  Expenses not related to policy acquisition are recognized when incurred.

Investment income is not accrued on securities in default and otherwise where the collection is uncertain.  Receipts of interest on such securities are generally used to reduce the cost basis of the securities.

Jackson has terminated, at the customers’ requests, a number of Medium Term Note contracts at discounted rates.  The income on these early terminations, totaling $2.5 million and $16.8 million in 2010 and 2009, respectively, was included in other income.  There were no early terminations in 2011.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

Subsequent Events
The Company has evaluated events through March 5, 2012, which is the date the financial statements were available to be issued.

3.     Fair Value Measurements

The following table summarizes the fair value and carrying value of Jackson’s financial instruments (in thousands).

	December 31, 2011		December 31, 2010
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Cash and cash equivalents	$656,253	$656,253	$674,253	$674,253
Fixed maturities	41,546,295	41,546,295	40,801,885	40,801,885
Trading securities	315,607	315,607	467,101	467,101
Commercial mortgage loans	5,530,370	5,937,422	5,700,365	5,953,073
Policy loans	855,099	678,141	855,842	684,503
Limited partnerships	1,086,546	1,086,546	865,761	865,761
Other loans	-	-	19,410	19,313
Derivative instruments	2,605,468	2,605,468	1,010,377	1,010,377
GMIB reinsurance recoverable	451,274	451,274	127,534	127,534
Separate account assets	58,796,937	58,796,937	48,854,037	48,854,037

Liabilities
Other contract holder funds
Annuity reserves (1)	$36,484,825	$27,711,994	$33,829,330	$25,847,154
Reserves for guaranteed investment contracts	761,638	771,597	700,090	735,869
Trust instruments supported by funding agreements	1,663,204	1,709,966	2,209,268	2,266,664
Federal Home Loan Bank funding agreements	1,751,020	1,752,556	1,750,989	1,637,555
Debt	297,695	323,341	338,805	358,407
Derivative instruments	1,378,907	1,378,907	1,250,807	1,250,807
Separate account liabilities	58,796,937	58,796,937	48,854,037	48,854,037

(1) - Annuity reserves represent only the components of deposits on investment contracts that are considered to be financial instruments.

Fair value measurements are based upon observable and unobservable inputs.  Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information.  Jackson utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.  All assets and liabilities measured at fair value are required to be classified into one of the following categories:

Level 1
Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.  Level 1 securities include U.S. Treasury securities and exchange traded equity and derivative instruments.

Level 2
Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.  Most fixed maturity securities that are model priced using observable inputs are classified within Level 2.  Also included are freestanding and embedded derivative instruments that are priced using models with observable market inputs.

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Limited partnership interests and those embedded derivative instruments that are valued using unobservable inputs are included in Level 3.  Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate. When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument.  At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments.  In such instances, there is generally no or limited observable market data for these assets and liabilities.  Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors.  These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ materially from the values that would have been used had an active market existed.  As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument.  In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

The following is a discussion of the methodologies used to determine fair values of the financial instruments listed in the above table.

Fixed Maturity and Trading Securities
The fair values for fixed maturity and trading securities are determined by management using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available.  Securities for which the independent pricing service does not provide a quotation are either submitted to independent broker-dealers for prices or priced internally.  Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums, and/or estimated cash flows based on default and prepayment assumptions.

As a result of typical trading volumes and the lack of specific quoted market prices for most fixed maturities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and brokers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at relevant market rates.  Certain securities are priced using broker-dealer quotes, which may utilize proprietary inputs and models. Additionally, the majority of these quotes are non-binding.

Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral.  Actual prepayment experience may vary from these estimates.

Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the instrument to determine fair value.  For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices.  These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information and, therefore, are considered to be Level 3 inputs.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value.  This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals.  Examples of procedures performed include, but are not limited to, initial and on-going review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes.  In addition, the Company considers whether prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models, which are developed based on spreads and, when available, market indices.  As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party may be adjusted accordingly.

For those securities that were internally valued at December 31, 2011 and 2010, an internally developed model was used to determine the fair value.  The pricing model used by the Company utilizes current spread levels of similarly rated securities to determine the  market discount rate for the security.  Furthermore, appropriate risk premiums for illiquidity and non-performance are incorporated in the discount rate.  Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions, are discounted to determine an estimated fair value.

On an ongoing basis, the Company reviews the independent pricing services’ valuation methodologies and related inputs, and evaluates the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy distribution based upon trading activity and the observability of market inputs. Based on the results of this evaluation, each price is classified into Level 1, 2, or 3. Most prices provided by independent pricing services, including broker quotes, are classified into Level 2 due to their use of market observable inputs.

Commercial Mortgage Loans
Fair values are determined by discounting the future cash flows at current market interest rates.

Policy Loans
Fair values are determined using projected future cash flows, based on assumptions as to expected mortality and lapse rates, and discounted at the rate that would be required to transfer the asset to a willing third party.

Freestanding Derivative Instruments
Freestanding derivative instruments are reported at fair value, which reflects the estimated amounts, net of payment accruals, which the Company would receive or pay upon sale or termination of the contracts at the reporting date. Changes in fair value are included in other investment gains (losses).  Freestanding derivatives priced using third party pricing services incorporate inputs that are predominantly observable in the market. Inputs used to value derivatives include, but are not limited to, interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

Freestanding derivative instruments classified as Level 1 include futures, which are traded on active exchanges.

Freestanding derivative instruments classified as Level 2 include interest rate swaps, cross currency swaps, credit default swaps, put swaptions and equity index call and put options. These derivative valuations are determined by third party pricing services using pricing models with inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data.

Limited Partnerships
Fair value for limited partnership interests, which are included in other invested assets, is determined using the proportion of Jackson’s investment in each fund (NAV equivalent) as a practical expedient for fair value.  No adjustments to these amounts were deemed necessary at December 31, 2011 or 2010.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

The Company’s limited partnership investments are not redeemable and distributions received are the result of liquidation of the underlying assets of the partnerships.  The term of Jackson’s interest in the partnerships is generally ten years, but may be extended for a period of time under provisions within the partnership agreements, if applicable.  The Company generally has the ability under the partnership agreements to sell its interest to another limited partner with the prior written consent of the general partner.  It is not probable and there is no instance, to date, where Jackson contemplated selling a limited partnership interest for an amount different from its NAV equivalent.

Other Loans
Fair values are determined by discounting the future cash flows at current market interest rates.

Separate Account Assets and Liabilities
Separate account assets are invested in mutual funds, which are categorized as Level 1 assets.  The value of separate account liabilities are set equal to the value of separate account assets under GAAP.

Annuity Reserves
Fair values for immediate annuities without mortality features are derived by discounting the future estimated cash flows using current market interest rates for similar maturities.  Fair values for deferred annuities, including index-linked annuities, are determined using projected future cash flows discounted at the rate that would be required to transfer the liability to a willing third party.

Other Contract Holder Funds
Fair values for guaranteed investment contracts are based on the present value of future cash flows discounted at current market interest rates.

Fair values for trust instruments supported by funding agreements are based on the present value of future cash flows discounted at current market interest rates, plus the fair value of any embedded derivatives that are not required to be reported separately.

Fair values of the FHLBI funding agreements are based on present value of future cash flows discounted at current market interest rates.

Debt
Carrying value of the short-term debt is considered a reasonable estimate for fair value due to their short-term maturity.  Fair values of other fixed interest rate debt are based on broker quotes or future cash flows discounted at current market interest rates.

Certain Guaranteed Benefits
Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal, income and accumulation benefits. Certain benefits, primarily non-life contingent guaranteed minimum withdrawal benefits (“GMWB”), guaranteed minimum accumulation benefits (“GMAB”) and the reinsured portion of the Company’s guaranteed minimum income benefits (“GMIB”), are recorded at fair value.  Guaranteed benefits that are not subject to fair value accounting are accounted for as insurance benefits.

Non-life contingent GMWBs and GMABs are recorded at fair value with changes in fair value recorded in other investment gains (losses). The fair value of the reserve is based on the expectations of future benefit payments and future fees associated with the benefits.  At the inception of the contract, the Company attributes to the derivative a portion of total fees collected from the contract holder, which is then held static in future valuations. Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid under the guaranteed benefit at the inception of the contract. In subsequent valuations, both the present value of future benefits and the present value of attributed fees are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative.  Jackson discontinued offering the GMAB in 2011.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

Jackson’s GMIB book is reinsured through an unrelated party and, due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a freestanding derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value, with changes in fair value recorded in other investment gains (losses).  Due to the inability to economically reinsure or hedge new issues of the GMIB, the Company discontinued offering the benefit in 2009.

Fair values for GMWB and GMAB embedded derivatives, as well as GMIB reinsurance recoverables, are calculated using internally developed models because active, observable markets do not exist for those guaranteed benefits.

The fair value calculation is based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts.  Estimating these cash flows requires numerous estimates and subjective judgments related to capital market inputs, as well as actuarially determined assumptions related to expectations concerning policyholder behavior.   Capital market inputs include expected market rates of return, market volatility, correlations of market index returns to funds, fund performance and discount rates.  The more significant actuarial assumptions include benefit utilization by policyholders under varying conditions, persistency, mortality, and withdrawal rates.  Because of the dynamic and complex nature of these cash flows, best estimate assumptions, plus risk margins, and a stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates are used.

At each valuation date, the Company assumes expected returns based on LIBOR swap rates as of that date to determine the value of expected future cash flows produced in the stochastic process.  Volatility assumptions are based on a weighting of available market data for implied market volatility for durations up to 10 years, at which point the projected volatility is held constant.  Additionally, non-performance risk is incorporated into the calculation through the use of discount rates based on a AA corporate credit curve as an approximation of Jackson’s own credit risk.  Other risk margins, particularly for policyholder behavior, are also incorporated into the model through the use of best estimate assumptions, plus a risk margin. Estimates of future policyholder behavior are subjective and are based primarily on the Company’s experience.

As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

The use of the models and assumptions described above requires a significant amount of judgment.  Management believes the aggregation of each of these components results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance. However, the ultimate settlement amount of the liability, which is currently unknown, could likely be significantly different than this fair value.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

Financial Instruments Measured at Fair Value on a Recurring Basis
The following table summarizes the Company’s assets and liabilities that are carried at fair value by hierarchy levels (in thousands):

December 31, 2011	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities
Government securities	$3,361,506	$3,360,159	$1,347	$-
Public utilities	2,670,236	-	2,669,713	523
Corporate securities	27,249,121	-	27,217,349	31,772
Residential mortgage-backed	3,988,907	-	3,988,907	-
Commercial mortgage-backed	3,329,434	-	3,329,434	-
Other asset-backed securities	947,091	11,249	925,782	10,060
Trading securities	315,607	255,716	-	59,891
Limited partnerships	1,086,546	-	-	1,086,546
Derivative instruments	2,605,468	-	2,603,534	1,934
GMIB reinsurance recoverable	451,274	-	-	451,274
Separate account assets (1)	58,796,937	58,796,937	-	-
Total	$104,802,127	$62,424,061	$40,736,066	$1,642,000

Liabilities
Embedded derivative liabilities (2)	$2,949,878	$-	$871,827	$2,078,051
Derivative instruments	1,378,907	114,368	1,264,539	-
Separate account liabilities	58,796,937	58,796,937	-	-
Total	$63,125,722	$58,911,305	$2,136,366	$2,078,051

December 31, 2010	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities
Government securities	$3,848,246	$3,817,832	$30,414	$-
Public utilities	2,708,660	-	2,707,928	732
Corporate securities	24,816,251	-	24,784,177	32,074
Residential mortgage-backed	4,348,262	-	4,348,262	-
Commercial mortgage-backed	3,764,136	-	3,764,136	-
Other asset-backed securities	1,316,330	11,193	1,230,324	74,813
Trading securities	467,101	255,166	-	211,935
Limited partnerships	865,761	-	-	865,761
Derivative instruments	1,010,377	-	1,010,377	-
GMIB reinsurance recoverable	127,534	-	-	127,534
Separate account assets (1)	48,854,037	48,854,037	-	-
Total	$92,126,695	$52,938,228	$37,875,618	$1,312,849

Liabilities
Embedded derivative liabilities (2)	$1,249,972	$-	$936,438	$313,534
Derivative instruments	1,250,807	117,449	1,127,527	5,831
Debt	26,207	-	26,207	-
Separate account liabilities	48,854,037	48,854,037	-	-
Total	$51,381,023	$48,971,486	$2,090,172	$319,365

(1) Pursuant to ASC 944-80, the value of the separate account liabilities is set equal to the value of the separate account assets.
(2) Includes the embedded derivative liabilities related to GMWB and GMAB benefits and index-linked annuities.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)
The tables below provide rollforwards for 2011 and 2010 of the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement. Gains and losses in the table below include changes in fair value due partly to observable and unobservable factors. The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instruments hedging the related risks may not be classified within the same fair value hierarchy level as the associated assets and liabilities. Therefore, the impact of the derivative instruments reported in Level 3 below may vary significantly from the total income effect of the hedged instruments. Additionally, the Company’s policy for determining and disclosing transfers between levels is to recognize transfers using beginning of period balances.

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,	Transfers	Fair Value
	as of		Other	Issuances	in and/or	as of
	January 1,	Net	Comprehensive	and	(out of)	December 31,
(in thousands)	2011	Income	Income	Settlements	Level 3	2011
Assets
Fixed maturities
Public utilities	$732	$(25)	$-	$(184)	$-	$523
Corporate securities	32,074	1,300	1,676	(3,278)	-	31,772
Other asset-backed securities	74,813	(3,002)	3,920	(73,868)	8,197	10,060
Trading securities	211,935	15,934	-	(167,978)	-	59,891
Limited partnerships	865,761	84,328	-	136,457	-	1,086,546
Derivative instruments	-	1,934	-	-	-	1,934
GMIB reinsurance recoverable	127,534	323,740	-	-	-	451,274

Liabilities
Embedded derivative liabilities	(313,534)	(1,764,517)	-	-	-	(2,078,051)
Derivative instruments	(5,831)	5,831	-	-	-	-

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,	Transfers	Fair Value
	as of		Other	Issuances	in and/or	as of
	January 1,	Net	Comprehensive	and	(out of)	December 31,
(in thousands)	2010	Income	Income	Settlements	Level 3	2010
Assets
Fixed maturities
Public utilities	$13,338	$(1,809)	$1,870	$(8,165)	$(4,502)	$732
Corporate securities	472,466	803	4,611	(158,439)	(287,367)	32,074
Residential mortgage-backed	2,969	(4,583)	7,038	(5,424)	-	-
Commercial mortgage-backed	77,899	(1,579)	16,203	(43,852)	(48,671)	-
Other asset-backed securities	902,956	(2,444)	13,683	(386,693)	(452,689)	74,813
Trading securities	246,045	64,689	-	(98,799)	-	211,935
Limited partnerships	704,689	67,466	-	93,606	-	865,761
Derivative instruments	281,989	(26,551)	-	(99,003)	(156,435)	-
GMIB reinsurance recoverable	141,459	(13,925)	-	-	-	127,534

Liabilities
Embedded derivative liabilities	(437,433)	123,899	-	-	-	(313,534)
Derivative instruments	(27,230)	21,399	-	-	-	(5,831)

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

The components of the amounts included in purchases, sales, issuances and setttlements at December 31, 2011 shown above are as follows (in thousands):

	Purchases	Sales	Issuances	Settlements	Total
Assets
Fixed maturities
Public utilities	$-	$(184)	$-	$-	$(184)
Corporate securities	-	(3,278)	-	-	(3,278)
Other asset-backed securities	-	(73,868)	-	-	(73,868)
Trading securities	2,629	(170,607)	-	-	(167,978)
Limited partnerships	254,880	(118,423)	-	-	136,457
Total	$257,509	$(366,360)	$-	$-	$(108,851)

Upon adoption of ASC 820-10, certain broker priced assets were classified as Level 3 holdings as a result of illiquidity in the market and the resultant lack of observability into the assumptions used to produce those fair values. During 2010, as a result of changes in the level of observability of these inputs, Jackson determined that these assets would be more appropriately categorized in Level 2. As a result, Jackson transferred securities with an amortized cost and fair value of $1,059.5 million and $775.3 million, respectively, and derivative assets with a fair value of $156.4 million from Level 3 to Level 2 during 2010. For the year ended December 31, 2011, Jackson transferred securities with an amortized cost and fair value of $9.3 million and $8.2 million, respectively, into Level 3 from Level 2 as a result of third party pricing not being available. There were no transfers between Level 1 and 2 of the fair value hierarchy.

The portion of gains (losses) included in net income or other comprehensive income attributable to the change in unrealized gains and losses on Level 3 financial instruments still held at December 31, 2011 and 2010, was as follows (in thousands):

	2011	2010
Assets
Fixed maturities
Public utilities	$(25)	$-
Corporate securities	2,962	2,635
Other asset-backed securities	(3,865)	2,891
Trading securities	15,915	28,905
Limited partnerships	84,478	68,169
Derivative instruments	1,934	-
GMIB reinsurance recoverable	323,740	(13,925)

Liabilities
Embedded derivative liabilities	$(1,764,517)	$123,899
Derivative instruments	(5,831)	21,399

4.	Investments

Investments are comprised primarily of fixed-income securities, primarily publicly traded industrial, utility and government bonds, asset-backed securities and commercial mortgage loans. Asset-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its general account deposits from interest-sensitive individual annuity contracts, life insurance products and guaranteed investment contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities and loans aims to ensure matching of the asset yield with the amounts credited to the interest-sensitive liabilities and to earn a stable return on its investments.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

Fixed Maturities
The following table sets forth fixed maturities at December 31, 2011, classified by rating categories as assigned by nationally recognized statistical rating organizations (“NRSRO”), the National Association of Insurance Commissioners (“NAIC”), or if not rated by such organizations, the Company’s affiliated investment advisor. At December 31, 2011, the carrying value of investments rated by the Company’s affiliated investment advisor totaled $164.4 million. For purposes of the table, if not otherwise rated higher by a NRSRO, NAIC Class 1 investments are included in the A rating; Class 2 in BBB; Class 3 in BB and Classes 4 through 6 in B and below.

Percent of Total Fixed Maturities Carrying Value December 31, 2011
Investment Rating
AAA	22.2%
AA	5.6%
A	31.1%
BBB	35.1%
Investment grade	94.0%
BB	3.1%
B and below	2.9%
Below investment grade	6.0%
Total fixed maturities	100.0%

At December 31, 2011, based on ratings by NRSROs, of the total carrying value of fixed maturities in an unrealized loss position, 57% were investment grade, 33% were below investment grade and 10% were not rated. Unrealized losses on fixed maturities that were below investment grade or not rated represented approximately 65% of the aggregate gross unrealized losses on available for sale fixed maturities.

Corporate securities in an unrealized loss position were diversified across industries. As of December 31, 2011, the industries accounting for the larger percentage of unrealized losses included banking/finance (9.83% of fixed maturities gross unrealized losses) and telecommunications (1.42%). The largest unrealized loss related to a single corporate obligor was $26.5 million at December 31, 2011.

The amortized cost, gross unrealized gains and losses, fair value and non-credit OTTI of available for sale fixed maturities, including $126.7 million and $345.0 million in securities carried at fair value with changes in value recorded through the income statement during 2011 and 2010, respectively, were as follows (in thousands):

	Amortized Cost (1)	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Non-credit OTTI (2)
December 31, 2011
Fixed Maturities
Government securities	$2,932,197	$429,309	$-	$3,361,506	$-
Public utilities	2,346,651	324,466	881	2,670,236	-
Corporate securities	25,129,745	2,217,024	97,648	27,249,121	6,755
Residential mortgage-backed	4,127,911	146,430	285,434	3,988,907	(177,444)
Commercial mortgage-backed	3,064,184	324,360	59,110	3,329,434	(6,933)
Other asset-backed securities	1,087,800	15,564	156,273	947,091	(59,520)
Total fixed maturities	$38,688,488	$3,457,153	$599,346	$41,546,295	$(237,142)

(1)	Fair value for securities carried at fair value with changes in value recorded through the income statement.

(2)	Represents the amount of cumulative non-credit OTTI gains (losses) recognized in other comprehensive income on securities for which credit impairments have been recorded.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

	Amortized Cost (1)	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Non-credit OTTI (2)
December 31, 2010
Fixed Maturities
Government securities	$3,789,201	$62,052	$3,007	$3,848,246	$-
Public utilities	2,514,868	205,830	12,038	2,708,660	-
Corporate securities	23,362,634	1,597,001	143,384	24,816,251	12,184
Residential mortgage-backed	4,542,139	138,232	332,109	4,348,262	(158,502)
Commercial mortgage-backed	3,549,421	277,898	63,183	3,764,136	(8,192)
Other asset-backed securities	1,464,057	18,831	166,558	1,316,330	(17,757)
Total fixed maturities	$39,222,320	$2,299,844	$720,279	$40,801,885	$(172,267)

(1)	Fair value for securities carried at fair value with changes in value recorded through the income statement.

(2)	Represents the amount of cumulative non-credit OTTI gains (losses) recognized in other comprehensive income on securities for which credit impairments have been recorded.

The amortized cost, gross unrealized gains and losses, and fair value of fixed maturities at December 31, 2011, by contractual maturity, are shown below (in thousands). Expected maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

	Amortized (1) Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Due in 1 year or less	$1,279,659	$25,880	$54	$1,305,485
Due after 1 year through 5 years	6,262,323	450,621	10,644	6,702,300
Due after 5 years through 10 years	18,743,820	1,856,138	42,706	20,557,252
Due after 10 years through 20 years	2,172,590	267,399	13,845	2,426,144
Due after 20 years	1,950,201	370,761	31,280	2,289,682
Residential mortgage-backed	4,127,911	146,430	285,434	3,988,907
Commercial mortgage-backed	3,064,184	324,360	59,110	3,329,434
Other asset-backed securities	1,087,800	15,564	156,273	947,091
Total	$38,688,488	$3,457,153	$599,346	$41,546,295

(1) Fair value for securities carried at fair value with changes in value recorded through the income statement.

U.S. Treasury securities with a carrying value of $4.6 million and $4.2 million at December 31, 2011 and 2010, respectively, were on deposit with regulatory authorities, as required by law in various states in which business is conducted.

At December 31, 2011, the amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were $2.3 million and $7.0 million, respectively. The amortized cost and carrying value of fixed maturities that have been non-income producing for the 12 months preceding December 31, 2011 were $2.3 million and $7.0 million, respectively, and for the 12 months preceding December 31, 2010 were $2.9 million and $8.8 million, respectively.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

Residential mortgage-backed securities (“RMBS”) include certain RMBS which are collateralized by residential mortgage loans and are neither explicitly nor implicitly guaranteed by U.S. government agencies (“non-agency mortgage-backed securities”). The Company’s non-agency mortgage-backed securities include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2011	Cost (1)	Gains	Losses	Value

Prime	$865,197	$5,522	$79,340	$791,379
Alt-A	560,471	2,076	85,280	477,267
Subprime	441,311	61	120,814	320,558
Total non-agency RMBS	$1,866,979	$7,659	$285,434	$1,589,204

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2010	Cost (1)	Gains	Losses	Value

Prime	$1,073,242	$12,511	$134,826	$950,927
Alt-A	736,193	2,786	95,028	643,951
Subprime	475,652	1,076	99,128	377,600
Total non-agency RMBS	$2,285,087	$16,373	$328,982	$1,972,478

(1) Fair value for securities carried at fair value with changes in value recorded through the income statement.

The Company defines its exposure to non-agency residential mortgage loans as follows. Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers. Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates. Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 680 or lower. 22% of the Company’s investments in Alt-A related mortgage-backed securities are rated investment grade by at least one NRSRO. 20% of the Company’s investments in subprime related mortgage-backed securities are rated triple-A by at least one NRSRO. In 2011, the Company recorded other-than-temporary impairment charges of $14.1 million, $20.2 million, and $4.5 million on securities backed by prime, Alt-A and subprime loans, respectively. In 2010, the Company recorded other-than-temporary impairment charges of $23.0 million, $50.5 million, and $11.4 million on securities backed by prime, Alt-A and subprime loans, respectively. In 2009, the Company recorded other-than-temporary impairment charges of $351.1 million, $241.0 million, and $19.0 million on securities backed by prime, Alt-A and subprime loans, respectively.

Asset-backed securities also include investments in securities which are collateralized by commercial mortgage loans (“CMBS”). At December 31, 2011, the amortized cost and fair value of the Company’s investment in CMBS was $3.1 billion and $3.3 billion, respectively, of which 99% were rated investment grade by at least one NRSRO. In 2011 and 2010, the Company recorded other-than-temporary impairment charges of $1.0 million and $11.1 million, respectively, on CMBS. No other-than-temporary impairment charges were recorded on CMBS during 2009.

Corporate securities include direct investments in below investment grade syndicated bank loans. Unlike most corporate debentures, syndicated bank loans are collateralized by specific tangible assets of the borrowers. As such, investors in these securities that become impaired have historically experienced less severe losses compared to corporate bonds. At December 31, 2011, the amortized cost and fair value of the Company’s direct investments in bank loans were $64.9 million and $63.8 million, respectively.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

The following table summarizes the number of securities, fair value and the related amount of gross unrealized losses aggregated by investment category and length of time that individual fixed maturities have been in a continuous loss position (in thousands, except number of securities):

	December 31, 2011			December 31, 2010

	Less than 12 months			Less than 12 months
	Gross			Gross
	Unrealized		# of	Unrealized		# of
	Losses	Fair Value	securities	Losses	Fair Value	securities
Government securities	$-	$-	-	$3,007	$480,177	3
Public utilities	373	23,422	2	10,655	264,765	19
Corporate securities	57,525	1,615,252	149	81,721	2,936,548	176
Residential mortgage-backed	66,509	326,993	36	4,255	112,509	23
Commercial mortgage-backed	3,162	82,921	14	4,152	203,927	18
Other asset-backed securities	56,129	180,432	42	2,923	146,656	17
Total temporarily impaired
securities	$183,698	$2,229,020	243	$106,713	$4,144,582	256

	12 months or longer			12 months or longer
	Gross			Gross
	Unrealized		# of	Unrealized		# of
	Losses	Fair Value	securities	Losses	Fair Value	securities
Public utilities	$508	$6,965	1	$1,383	$6,941	2
Corporate securities	40,123	259,037	44	61,663	491,829	61
Residential mortgage-backed	218,925	1,013,025	158	327,854	1,590,392	173
Commercial mortgage-backed	55,948	82,829	21	59,031	145,344	31
Other asset-backed securities	100,144	251,998	58	163,635	442,578	81
Total temporarily impaired
securities	$415,648	$1,613,854	282	$613,566	$2,677,084	348

	Total			Total
	Gross			Gross
	Unrealized		# of	Unrealized		# of
	Losses	Fair Value	securities	Losses	Fair Value	securities
Government securities	$-	$-	-	$3,007	$480,177	3
Public utilities	881	30,387	3	12,038	271,706	21
Corporate securities	97,648	1,874,289	193	143,384	3,428,377	237
Residential mortgage-backed	285,434	1,340,018	194	332,109	1,702,901	196
Commercial mortgage-backed	59,110	165,750	35	63,183	349,271	49
Other asset-backed securities	156,273	432,430	100	166,558	589,234	98
Total temporarily impaired
securities	$599,346	$3,842,874	525	$720,279	$6,821,666	604

Other-Than-Temporary Impairments on Available For Sale Securities
The Company periodically reviews its available for sale fixed maturities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss and the reasons for the decline in value, and expectations for the amount and timing of a recovery in fair value.

Securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in fair value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and exercises considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor’s current and projected financial position, an issuer’s current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing the obligations and the macro-economic and micro-economic outlooks for specific industries and issuers. This assessment may also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near-term prospects of the issuer. Unrealized losses that are considered to be primarily the result of market conditions (e.g., minor increases in interest rates, temporary market illiquidity or volatility, or industry-related events) are usually determined to be temporary, and where the Company also believes there exists a reasonable expectation for recovery in the near term. To the extent that factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

In addition to the review procedures described above, investments in asset-backed securities where market prices are depressed are subject to a review of their future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments. These estimated cash flows are developed using available performance indicators from the underlying assets including current and projected default or delinquency rates, levels of credit enhancement, current subordination levels, vintage, expected loss severity and other relevant characteristics. These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against third-party sources.

Even in the case of severely depressed market values on asset-backed securities, the Company places significant reliance on the results of its cash flow testing and its lack of an intent to sell these securities until their fair values recover when reaching other-than-temporary impairment conclusions with regard to these securities. Other-than-temporary impairment charges are recorded on asset-backed securities when the Company forecasts a contractual payment shortfall.

Jackson recognizes other-than-temporary impairments on debt securities in an unrealized loss position when any one of the following circumstances exists:

•	The Company does not expect full recovery of the amortized cost based on the discounted cash flows estimated to be collected;
•	The Company intends to sell a security; or,
•	It is more likely than not that the Company will be required to sell a security prior to recovery.

For mortgage-backed securities, credit impairment is assessed using a cash flow model that estimates the cash flows on the underlying mortgages, using the security-specific collateral characteristics and transaction structure. The model estimates cash flows from the underlying mortgage loans and distributes those cash flows to various tranches of securities, considering the transaction structure and any subordination and credit enhancements existing in that structure. The cash flow model incorporates actual cash flows on the mortgage-backed securities through the current period and then projects the remaining cash flows using a number of assumptions, including prepayment speeds, default rates and loss severity.

Specifically for Prime and Alt-A RMBS, the default percentage is dependent on the severity of delinquency status, with foreclosures and real estate owned receiving higher rates, but also includes the currently performing loans. As of December 31, 2011 and 2010, default rates for delinquent loans ranged from 15% to 100%. At December 31, 2011 and 2010, loss severities were applied to generate and analyze cash flows of each bond and ranged from 30% to 65% and 30% to 62.5%, respectively.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against other third-party sources. In addition, these estimates are extrapolated along a default timing curve to estimate the total lifetime pool default rate.Other-than-temporary impairments are calculated as the difference between amortized cost and fair value. For other-than-temporarily impaired securities where Jackson does not intend to sell the security and for which it is not more likely than not that Jackson will be required to sell the security prior to recovery, total other-than-temporary impairments are reduced by the non-credit portion of the other-than-temporary impairments, which are recognized in other comprehensive income. The resultant net other-than-temporary impairments recorded in net income reflect the credit loss on the other-than-temporarily impaired securities. The amortized cost of the other-than-temporarily impaired securities is reduced by the amount of this credit loss.

For securities that were deemed to be other-than-temporarily impaired and for which a non-credit loss was recorded in other comprehensive income, the amount recorded as an unrealized gain (loss) represents the difference between the fair value and the new amortized cost basis of the securities. The unrealized gain (loss) on other-than-temporarily impaired securities is recorded in other comprehensive income.

The following table summarizes net realized investment gains (losses) for the periods indicated (in thousands):

	Years Ended December 31,
	2011	2010	2009
Available-for-sale securities
Realized gains on sale	$287,507	$440,843	$464,044
Realized losses on sale	(85,037)	(356,080)	(209,720)
Impairments:
Total other-than-temporary impairments	(305,805)	(319,977)	(1,196,893)
Portion of other-than-temporary impairments
included in other comprehensive income	218,710	176,719	422,186
Net other-than-temporary impairments	(87,095)	(143,258)	(774,707)
Transfer to trading portfolio	-	-	(87,491)
Other	(1,442)	3,000	(4)
Net realized gains (losses) on non-derivative investments	113,933	(55,495)	(607,878)
Net losses on derivative instruments	(874,038)	(1,109,469)	(136,553)
Total net realized losses on investments	$(760,105)	$(1,164,964)	$(744,431)

Included in net realized losses on investments are impairment charges on commercial mortgage loans and other invested assets of $19.3 million and $5.0 million in 2011 and 2010, respectively. There were no such impairment charges in 2009. The net losses on derivative instruments included in the above table are further detailed in Note 5.

The aggregate fair value of securities sold at a loss for the years ended December 31, 2011, 2010 and 2009 was $1,053.2 million, $1,926.7 million and $1,334.7 million, respectively, which was approximately 93%, 84% and 86% of book value, respectively.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

The following summarizes the current year activity for credit losses recognized in net income on debt securities where an other-than-temporary impairment was identified and the non-credit portion of the other-than-temporary impairment was included in other comprehensive income (in thousands):

	Years Ended December 31,
	2011	2010
Cumulative credit loss beginning balance	$698,370	$1,062,190
Additions:
New credit losses	35,724	61,354
Incremental credit losses	32,073	76,904
Reductions:
Securities sold, paid down or disposed of	(361,411)	(502,078)
Cumulative credit loss ending balance	$404,756	$698,370

There are inherent uncertainties in assessing the fair values assigned to the Company’s investments and in determining whether a decline in fair value is other-than-temporary. The Company’s reviews of net present value and fair value involve several criteria including economic conditions, credit loss experience, other issuer-specific developments and estimated future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the consolidated financial statements, unrealized losses currently reported in accumulated other comprehensive income may be recognized in the consolidated income statements in future periods.

The Company currently has no intent to sell securities with unrealized losses considered to be temporary until they mature or recover in value and believes that it has the ability to do so. However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity or recovery and realize a loss.

Commercial Mortgage Loans
Commercial mortgage loans of $5.5 billion and $5.7 billion at December 31, 2011 and 2010, respectively, are reported net of an allowance for loan losses of $20.1 million and $33.2 million at each date, respectively. At December 31, 2011, commercial mortgage loans were collateralized by properties located in 41 states. Jackson’s commercial mortgage loan portfolio does not include single-family residential mortgage loans, and is therefore not exposed to the risk of defaults associated with residential subprime mortgage loans. Jackson periodically reviews these loans for impairment and, during 2011, 2010 and 2009, recognized impairment charges against the allowance for loan losses of $34.5 million, $17.7 million and $13.8 million, respectively. In addition, Jackson recorded an impairment as a realized loss of $9.7 million during 2011.

Activity in the allowance for loan losses for Jackson’s commercial mortgage loan portfolio is as follows (in thousands):

	Years Ended December 31,
Allowance for loan losses:	2011	2010
Balance at beginning of year	$33,190	$14,246
Charge-offs	(34,474)	(17,717)
Recoveries	-	-
Net charge-offs	(34,474)	(17,717)
Provision for loan losses	21,390	36,661
Balance at end of year	$20,106	$33,190

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

The following table provides a summary of the allowance for losses in Jackson’s commercial mortgage loan portfolio (in thousands):

	Allowance for Loan Losses	Recorded Investment
December 31, 2011:
Individually evaluated for impairment	$3,481	$214,335
Collectively evaluated for impairment	16,625	5,316,035
Total	$20,106	$5,530,370

December 31, 2010:
Individually evaluated for impairment	$22,256	$215,832
Collectively evaluated for impairment	10,934	5,484,533
Total	$33,190	$5,700,365

The table below illustrates the delinquency status and accrual status of the carrying value of Jackson's commercial mortgage loan holdings as of December 31, 2011 and 2010 (in thousands). Delinquency status is determined from the date of the first missed contractual payment.

	2011	2010
Accruing
Current	$5,518,802	$5,627,862
Less than 60 days delinquent	-	57,078
60 days to 90 days delinquent	-	-
91 days or more delinquent	3,000	-
Total accruing	5,521,802	5,684,940
Non-accrual	8,568	15,425
Total	$5,530,370	$5,700,365

During 2011 and 2010, Jackson reduced interest income by $1.3 million and $0.4 million, respectively, on commercial mortgage loans that had been placed on non-accrual. There were no comparable reductions during 2009.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

Under Jackson's policy for monitoring commercial mortgage loans, all impaired commercial mortgage loans continue to be closely evaluated subsequent to impairment.  The table below summarizes the recorded investment, unpaid principal balance, related loan allowance, average recorded investment and investment income recognized on impaired loans during 2011 and 2010 (in thousands):

	Recorded Investment	Unpaid Principal Balance	Related Loan Allowance	Average Recorded Investment	Investment Income Recognized
December 31, 2011:
Impaired Loans with a Valuation Allowance
Hotel	$41,592	$44,920	$3,328	$41,116	$1,658
Office	11,319	11,472	153	11,038	688
Total	52,911	56,392	3,481	52,154	2,346
Impaired Loans without a Valuation Allowance
Apartment	92,250	113,107	-	105,143	4,601
Hotel	27,109	34,581	-	29,583	1,252
Office	30,084	31,893	-	30,515	594
Retail	3,000	9,618	-	5,179	596
Warehouse	8,981	9,981	-	9,065	660
Total	161,424	199,180	-	179,485	7,703
Total Impaired Loans
Apartment	92,250	113,107	-	105,143	4,601
Hotel	68,701	79,501	3,328	70,699	2,910
Office	41,403	43,365	153	41,553	1,282
Retail	3,000	9,618	-	5,179	596
Warehouse	8,981	9,981	-	9,065	660
Total	$214,335	$255,572	$3,481	$231,639	$10,049
December 31, 2010:
Impaired Loans with a Valuation Allowance
Apartment	$36,259	$43,700	$7,440	$40,772	$114
Hotel	108,454	120,002	11,547	120,864	1,565
Office	10,749	11,472	723	11,412	360
Retail	7,073	9,618	2,546	9,214	311
Total	162,535	184,792	22,256	182,262	2,350
Impaired Loans without a Valuation Allowance
Apartment	21,120	22,000	-	21,927	1,339
Office	19,914	24,914	-	23,788	499
Warehouse	12,263	14,763	-	11,379	557
Total	53,297	61,677	-	57,094	2,395
Total Impaired Loans
Apartment	57,379	65,700	7,440	62,699	1,453
Hotel	108,454	120,002	11,547	120,864	1,565
Office	30,663	36,386	723	35,200	859
Retail	7,073	9,618	2,546	9,214	311
Warehouse	12,263	14,763	-	11,379	557
Total	$215,832	$246,469	$22,256	$239,356	$4,745

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

The following table provides information about the credit quality of commercial mortgage loans as of December 31, 2011 (in thousands):

	In Good Standing	Restructured	Greater than 90 Days Delinquent	In the Process of Foreclosure	Total Carrying Value
Apartment	$1,213,009	$32,710	$-	$-	$1,245,719
Hotel	583,824	53,592	-	6,000	643,416
Office	940,026	41,403	-	-	981,429
Retail	1,071,383	-	3,000	-	1,074,383
Warehouse	1,578,147	7,276	-	-	1,585,423
Total	$5,386,389	$134,981	$3,000	$6,000	$5,530,370

The $3.0 million balance of commercial mortgage loans that were greater than 90 days delinquent were also restructured.

The following table provides information about commercial mortgage loans involved in a troubled debt restructuring as of December 31, 2011 (in thousands, except number of contracts):

		Pre-Modification	Post-Modification
	Number of	Outstanding Recorded	Outstanding Recorded
	Contracts	Investment	Investment
Troubled Debt Restructurings
Office	2	$21,188	$21,188
Total	2	$21,188	$21,188

During 2011, there were no commercial mortgage loans involved in a troubled debt restructuring that subsequently defaulted.

Securitizations
In 2003, Jackson executed the Piedmont CDO Trust (“Piedmont”) securitization transaction.  In this transaction, Jackson contributed $1,159.6 million of asset-backed securities, ultimately to Piedmont, which issued several classes of debt to acquire such securities.  The transaction was recorded as a sale; however, Jackson retained beneficial interests in the contributed asset-backed securities of approximately 80% by acquiring certain securities issued by Piedmont.  Prior to 2010, Piedmont, a qualified special purpose entity, was not consolidated by Jackson.

Effective January 1, 2010, as a result of adoption of ASC 2009-16, Jackson was deemed to be the primary beneficiary of Piedmont and consolidation of Piedmont was required.

As a result of this change, the Company recorded a decrease in retained earnings of $48.2 million upon consolidation of Piedmont.  At December 31, 2010, Piedmont’s assets of $463.9 million and liabilities to external parties of $26.2 million were included in Jackson’s financial statements.  At the date of adoption, Jackson also elected to carry the assets and liabilities in Piedmont at fair value, with changes in fair value reflected in the consolidated income statement.  The creditors of Piedmont do not have recourse to the general credit of Jackson.

During 2011, Jackson purchased the remaining outstanding external interest and, as a result, Piedmont was terminated.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

In 2001, Jackson executed the Morgan Stanley Dean Witter Capital I, Series 2001-PPM (“MSDW”) securitization transaction.  Jackson contributed commercial mortgages with a total principal amount of $623.6 million to MSDW and retained beneficial interest.  Prior to 2010, MSDW, a qualified special purpose entity, was not consolidated by Jackson.

Effective January 1, 2010, as a result of adoption of ASC 2009-16, the Company was deemed to be the primary beneficiary of the variable interest entity MSDW and, as such, was required to consolidate their financial results into Jackson’s consolidated financial statements.  In March 2011, the external debt of MSDW was paid off entirely.  As such, Jackson’s consolidated financial statements include MSDW assets of $48.1 million at December 31, 2011 and MSDW assets and external liabilities of $80.6 million and $14.7 million, respectively, at December 31, 2010.

Other Invested Assets
Other invested assets primarily include investments in limited partnerships, real estate, and other loans.  Investments in limited partnerships have carrying values of $1,086.5 million and $865.8 million at December 31, 2011 and 2010, respectively.  Real estate totaling $168.9 million and $152.8 million at December 31, 2011 and 2010, respectively, includes foreclosed properties with a book value of $19.2 million and $13.8 million, respectively.  Other loans have carrying values of $0 and $19.4 million and weighted average interest rates of 2.25% and 3.46% at December 31, 2011 and 2010, respectively.

Limited Purpose Enhanced Return Entities (“SERVES”)
In 2004, Jackson acquired a $47.5 million debt interest in a limited purpose entity, SERVES 2004-1 (“SERVES 3”), formed to pass through leveraged investment returns based on the performance of an underlying reference pool of syndicated bank loans totaling up to $300.0 million.  Jackson’s interest represented 95% of the capital structure of the entity.  Based on the Company’s initial analysis, it concluded that SERVES 3 was a VIE and that the Company was not the primary beneficiary.  Thus, the Company’s investment was reported at the fair value of this debt instrument.

During 2008, Jackson entered into “Option Put and Forbearance Agreements” with the counterparty to the SERVES 3 entity in exchange for the counterparty forbearing its right to initiate forced liquidation of the entity under certain market value triggers.  During 2009, Jackson entered into revised forbearance agreements with this counterparty.  The support provided by the agreement at December 31, 2011 could potentially expose Jackson to maximum losses of $110.7 million, if circumstances allowed the forbearance period to cease.  Jackson believes that, so long as the forbearance period continues, the risk of loss under the agreement is remote.

As a result of the additional exposure to SERVES 3 upon entering into the “Option Put and Forbearance Agreement”, Jackson determined that it is the primary beneficiary of SERVES 3 and, accordingly, consolidated SERVES 3 in its financial statements.  The accompanying consolidated financial statements include the underlying assets of $49.5 million and $42.8 million and net liabilities of $2.7 million and $8.4 million in 2011 and 2010, respectively, of this entity.  The creditors of SERVES 3 do not have recourse to the general credit of Jackson.

In 2008, Jackson acquired $40.0 million of debt interests in a limited purpose entity, SERVES 2006-1 (“SERVES 4”), formed to pass through leveraged investment returns based on the performance of an underlying reference pool of syndicated bank loans totaling up to $500.0 million.   At the acquisition date, the Company performed an analysis, which produced return scenarios based on various assumptions for the reference pool, including spread income, default and recovery ratios, and holding period appreciation/depreciation, to determine whether the structure was a variable interest entity and, if so, whether Jackson was the primary beneficiary.  Based on the results of this analysis, the Company concluded that SERVES 4 was a VIE and that Jackson was not the primary beneficiary.  Thus, the Company’s investment was reported at the fair value of this debt instrument.  SERVES 4 notes were sold at par in May 2011.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

Securities Lending
The Company has entered into securities lending agreements with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms.  As of December 31, 2011 and 2010, the estimated fair value of loaned securities was $51.6 million and $56.7 million, respectively.  The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis.  To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis.  At December 31, 2011 and 2010, cash collateral received in the amount of $53.3 million and $58.1 million, respectively, was invested by the agent bank and included in cash equivalents of the Company.  A securities lending payable is included in liabilities for the amount of cash collateral received.

Securities lending transactions are used to generate income.  Income and expenses associated with these transactions are reported as net investment income.

Investment Income
The sources of net investment income were as follows (in thousands):

	Years Ended December 31,
	2011	2010	2009
Fixed maturities	$2,164,833	$2,258,099	$2,242,491
Commercial mortgage loans	283,881	285,123	330,194
Limited partnerships	85,949	69,250	(89,829)
Derivative instruments	64,710	39,498	(89,013)
Other investment income	97,318	124,630	158,717
Total investment income	2,696,691	2,776,600	2,552,560
Less investment expenses	(52,105)	(72,147)	(63,779)
Net investment income	$2,644,586	$2,704,453	$2,488,781

During 2011, 2010 and 2009, $17.0 million, $65.5 million and $57.2 million of investment income was recognized on trading securities held at December 31, 2011, 2010 and 2009, respectively.  During 2011 and 2010, $11.2 million and $54.7 million, respectively, of investment income was recognized on fixed maturity securities carried at fair value with changes in value recorded through the income statement.  The net investment income (loss) on derivative instruments included in the above table are further detailed in Note 5.

5.    Derivative Instruments

Jackson’s business model includes the acceptance, monitoring and mitigation of risk.  Specifically, Jackson considers, among other factors, exposures to interest rate and equity market movements, foreign exchange rates and other asset or liability prices.  The Company uses derivative instruments to mitigate or reduce these risks in accordance with established policies and goals.  Jackson’s derivative holdings, while effective in managing defined risks, are not structured to meet accounting requirements to be designated as hedging instruments and are carried at fair value with changes recorded in other investment gains (losses).

Cross-currency swaps, which embody spot and forward currency swaps and, in some cases, interest rate and equity index swaps, are entered into for the purpose of hedging the Company issued foreign currency denominated trust instruments supported by funding agreements.  Cross-currency swaps serve to hedge derivatives embedded in the funding agreements and are carried at fair value.  The fair value of derivatives embedded in funding agreements, as well as unrealized foreign currency translation gains and losses, are included in the carrying value of the trust instruments supported by funding agreements. Foreign currency translation gains and losses associated with funding agreement hedging activities are included in other investment gains (losses).

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

Credit default swaps, with maturities up to five years, are agreements under which the Company has purchased default protection on certain underlying corporate bonds held in its portfolio.  These contracts allow the Company to sell the protected bonds at par value to the counterparty if a defined “default event” occurs, in exchange for periodic payments made by the Company for the life of the agreement.  Credit default swaps are carried at fair value.  The Company does not currently sell default protection using credit default swaps or other similar derivative instruments.

Put-swaption contracts provide the purchaser with the right, but not the obligation, to require the writer to pay the present value of a long-term interest rate swap at future exercise dates.  The Company purchases and writes put-swaptions for hedging purposes with original maturities of up to 10 years.  Put-swaptions hedge against significant movements in interest rates.  Written put-swaptions are entered into in conjunction with associated put-swaptions purchased from the same counterparties (“linked put-swaptions”).  Linked put-swaptions have identical notional amounts and strike prices, but have different underlying swap terms.  Due to the right of offset, linked put-swaptions are presented at the fair value of the net position with each counterparty.  Non-linked put-swaptions are carried at fair value.

Equity index futures contracts and equity index options (including various call and put options and put spreads), which are used to hedge the Company’s obligations associated with its index linked annuities and guarantees in variable annuity products, are carried at fair value.  These insurance products contain embedded options whose fair value is reported in other contract holder funds.

Total return swaps, in which the Company receives equity returns or returns based on reference pools of assets in exchange for short-term floating rate payments based on notional amounts, are held for both hedging and investment purposes, and are carried at fair value.

Interest rate swap agreements used for hedging purposes generally involve the exchange of fixed and floating payments based on a notional contract amount over the period for which the agreement remains outstanding without an exchange of the underlying notional amount.  Interest rate swaps are carried at fair value.  During 2011 and 2010, the Company entered into various interest rate swap transactions to more closely match the overall asset and liability duration.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

A summary of the aggregate contractual or notional amounts and fair values of freestanding derivative instruments outstanding were as follows (in thousands):

	December 31, 2011
	Assets		Liabilities
	Contractual/		Contractual/		Net
	Notional	Fair	Notional	Fair	Fair
	Amount (1)	Value	Amount (1)	Value	Value
Credit default swaps	$45,000	$2,207	$165,000	$(11,738)	$(9,531)
Cross-currency swaps	529,987	142,364	73,200	(11,017)	131,347
Equity index call
options	2,817,800	173,605	4,756,897	(492,171)	(318,566)
Equity index futures	-	-	5,636,700	(114,369)	(114,369)
Equity index put
options	38,350,000	330,554	1,250,000	(8,725)	321,829
Interest rate swaps	13,800,000	1,476,006	14,350,000	(740,578)	735,428
Put-swaptions	15,500,000	478,798	2,000,000	(309)	478,489
Total return swaps	300,000	1,934	-	-	1,934
Total	$71,342,787	$2,605,468	$28,231,797	$(1,378,907)	$1,226,561

	December 31, 2010
	Assets		Liabilities
	Contractual/		Contractual/		Net
	Notional	Fair	Notional	Fair	Fair
	Amount (1)	Value	Amount (1)	Value	Value
Credit default swaps	$40,000	$372	$210,000	$(19,730)	$(19,358)
Cross-currency swaps	593,451	175,454	270,906	(34,720)	140,734
Equity index call
options	5,502,500	125,641	1,356,897	(462,209)	(336,568)
Equity index futures	-	-	4,228,875	(117,450)	(117,450)
Equity index put
options	12,600,000	215,768	-	-	215,768
Interest rate swaps	11,250,000	446,212	13,300,000	(576,480)	(130,268)
Put-swaptions	20,500,000	46,930	6,000,000	(34,387)	12,543
Total return swaps	-	-	300,000	(5,831)	(5,831)
Total	$50,485,951	$1,010,377	$25,666,678	$(1,250,807)	$(240,430)

(1) With respect to swaps and put-swaptions, the notional amount represents the stated principal balance used as a basis for calculating payments. With respect to futures and options, the contractual amount represents the market exposure of open positions.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

The following tables reflect the results of the Company’s derivatives, including gains (losses) and change in fair value of freestanding derivative instruments and embedded derivatives (in thousands):

	Year Ended December 31, 2011
	Other	Net Investment Income
	Investment		Net Gain (Loss)
	Gains (Losses)
Credit default swaps	$9,420	$(10,452)	$(1,032)
Equity index call options	77,616	-	77,616
Equity index futures	(528,345)	-	(528,345)
Equity index put options	(270,405)	-	(270,405)
Index-linked annuity embedded derivatives	(8,644)	-	(8,644)
Interest rate swaps	816,426	64,535	880,961
Put-swaptions	469,869	(2,779)	467,090
Total return swaps	-	13,406	13,406
Variable annuity embedded derivatives	(1,439,975)	-	(1,439,975)
Total	$(874,038)	$64,710	$(809,328)

	Year Ended December 31, 2010
	Other	Net Investment Income
	Investment		Net Gain (Loss)
	Gains (Losses)
Credit default swaps	$8,617	$(10,900)	$(2,283)
Equity index call options	(63,733)	-	(63,733)
Equity index futures	(537,361)	-	(537,361)
Equity index put options	(524,671)	-	(524,671)
Index-linked annuity embedded derivatives	(211,684)	-	(211,684)
Interest rate swaps	116,276	(15,446)	100,830
Put-swaptions	11,202	3,646	14,848
Spread cap options	(18,089)	31,790	13,701
Total return swaps	-	30,408	30,408
Variable annuity embedded derivatives	109,974	-	109,974
Total	$(1,109,469)	$39,498	$(1,069,971)

	Year Ended December 31, 2009
	Other	Net Investment Income
	Investment		Net Gain (Loss)
	Gains (Losses)
Credit default swaps	$(11,494)	$(13,496)	$(24,990)
Equity index call options	(6,895)	-	(6,895)
Equity index futures	(396,329)	-	(396,329)
Equity index put options	(792,760)	-	(792,760)
Index-linked annuity embedded derivatives	(189,464)	-	(189,464)
Interest rate swaps	612,872	(205,639)	407,233
Put-swaptions	4,022	3,030	7,052
Spread cap options	48,898	52,622	101,520
Total return swaps	-	74,470	74,470
Variable annuity embedded derivatives	594,597	-	594,597
Total	$(136,553)	$(89,013)	$(225,566)

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

At December 31, 2011 and 2010, the fair value of Jackson’s net derivative assets by counterparty were $1,457.1 million and $308.3 million, respectively, and held collateral was $1,505.5 million and $282.3 million, respectively, related to these agreements.  At December 31, 2011 and 2010, the fair value of Jackson’s net derivative liabilities by counterparty were $230.5 million and $548.7 million, respectively, and provided collateral was $172.5 million and $484.3 million, respectively, related to these agreements.  All of Jackson’s master swap agreements contain credit downgrade provisions that allow a party to assign or terminate derivative transactions if the counterparty’s credit rating declines below an established limit.  If all of these provisions had been triggered at December 31, 2011 or 2010, Jackson would have to disburse $106.5 million and $38.4 million, respectively, to counterparties, representing the net fair values of derivatives by counterparty, less collateral held.

6.	Deferred Policy Acquisition Costs and Deferred Sales Inducement Costs

The balances of and changes in deferred policy acquisition costs, as of and for the years ended December 31, were as follows (in thousands):

	2011	2010	2009
Balance, beginning of year	$5,305,670	$4,738,901	$4,889,889
Deferrals of acquisition costs	1,251,198	1,180,950	944,596
Amortization related to:
Operations	(707,738)	(361,602)	(108,238)
Derivatives	252,003	443,293	341,509
Net realized (gains) losses	(14,861)	5,553	72,349
Total amortization	(470,596)	87,244	305,620
Unrealized investment gains	(455,668)	(708,151)	(1,397,712)
Other	4,664	6,726	(3,492)
Balance, end of year	$5,635,268	$5,305,670	$4,738,901

The balances of and changes in deferred sales inducement costs, which are reported in other assets, as of and for the years ended December 31, were as follows (in thousands):

	2011	2010	2009
Balance, beginning of year	$451,096	$476,749	$565,943
Deferrals of sales inducements	183,517	144,037	132,196
Amortization related to:
Operations	(136,469)	(97,729)	(43,542)
Derivatives	170,948	21,248	1,201
Net realized (gains) losses	(1,241)	897	10,062
Total amortization	33,238	(75,584)	(32,279)
Unrealized investment gains	(65,369)	(94,106)	(195,855)
Other	-	-	6,744
Balance, end of year	$602,482	$451,096	$476,749

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

7.	Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees

The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities).  The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (variable contracts with guarantees) either a) return of no less than total deposits made to the contract adjusted for any partial withdrawals, b) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return, or c) the highest contract value on a specified anniversary date adjusted for any withdrawals following the contract anniversary.  These guarantees include benefits that are payable in the event of death (GMDB), annuitization (GMIB), at specified dates during the accumulation period (GMWB) or at the end of a specified period (GMAB).

The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for separate account liabilities.  Liabilities for guaranteed benefits are general account obligations and are reported in reserves for future policy benefits and claims payable.  Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue.  Changes in liabilities for minimum guarantees are reported within death, other policy benefits and change in policy reserves in the consolidated income statement with the exception of changes in embedded derivatives, which are included in other investment losses.  Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the consolidated income statements.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

At December 31, 2011 and 2010, the Company provided variable annuity contracts with guarantees, for which the net amount at risk (“NAR”) is the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

					Average
					Period
				Weighted	until
December 31, 2011	Minimum	Account	Net Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0-6%	$49,063.8	$4,528.9	64.2 years
GMWB - Premium only	0%	3,613.5	303.2
GMWB - For life	0-5%*	4,012.6	904.8
GMAB - Premium only	0%	83.3	3.0
Highest specified anniversary account value minus
withdrawals post-anniversary
GMDB		6,218.9	1,053.7	63.7 years
GMWB - Highest anniversary only		2,883.3	657.6
GMWB - For life		1,143.0	336.7
Combination net deposits plus minimum return, highest
specified anniversary account value minus
withdrawals post-anniversary
GMDB	0-6%	3,260.8	744.7	66.1 years
GMIB	0-6%	2,582.0	893.7		4.2 years
GMWB - For life	0-8%*	34,037.8	3,517.2

					Average
					Period
				Weighted	until
December 31, 2010	Minimum	Account	Net Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0-6%	$39,987.3	$3,297.3	64.0 years
GMWB - Premium only	0%	4,293.0	233.4
GMWB - For life	0-5%*	3,124.5	649.5
GMAB - Premium only	0%	74.8	1.6
Highest specified anniversary account value minus
withdrawals post-anniversary
GMDB		5,858.8	730.0	63.3 years
GMWB - Highest anniversary only		3,147.5	537.3
GMWB - For life		1,333.7	306.3
Combination net deposits plus minimum return, highest
specified anniversary account value minus
withdrawals post-anniversary
GMDB	0-6%	2,767.8	486.9	65.7 years
GMIB	0-6%	3,026.4	654.6		5.1 years
GMWB - For life	0-8%*	23,525.1	1,052.8

* Ranges shown based on simple interest.  The upper limits of 5% or 8% simple interest are approximately equal to 4.1% and 6%, respectively, on a compound interest basis over a typical 10-year bonus period.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

Amounts shown as GMWB ‘for-life’ above include a ‘not-for-life’ component up to the point at which the guaranteed withdrawal benefit is exhausted, after which benefits paid are considered to be ‘for-life’ benefits.  The liability related to this ‘not-for-life’ portion is valued as an embedded derivative, while the ‘for-life’ benefits are valued as an insurance liability (see below).  For this table, the net amount at risk of the ‘not-for-life’ component is the undiscounted excess of the guaranteed withdrawal benefit over the account value, and that of the ‘for-life’ component is the estimated value of additional life contingent benefits paid after the guaranteed withdrawal benefit is exhausted.

Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

	December 31,
Fund type:	2011	2010
Equity	$44,916.8	$37,327.4
Bond	6,606.6	5,350.1
Balanced	5,976.5	5,237.9
Money market	1,052.8	705.7
Total	$58,552.7	$48,621.1

GMDB liabilities reflected in the general account were as follows (in millions):

	2011	2010	2009
Balance at January 1	$342.0	$308.7	$434.3
Incurred guaranteed benefits	198.4	125.7	21.0
Paid guaranteed benefits	(73.8)	(92.4)	(146.6)
Balance at December 31	$466.6	$342.0	$308.7

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments.  The Company regularly evaluates estimates used and adjusts the liability balance through the income statement within death, other policy benefits and change in policy reserves, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB liability at both December 31, 2011 and 2010 (except where otherwise noted):

1)	Use of a series of deterministic investment performance scenarios, based on historical average market volatility.
2)	Mean investment performance assumption of 8.4% after investment management fees, but before investment advisory fees and mortality and expense charges.
3)	Mortality equal to 85.0% of the Annuity 2000 table.
4)	Lapse rates varying by contract type, duration and degree the benefit is in-the-money and ranging from 0.13% to 44.0%, with an average of 4.0% during the surrender charge period and 10.0% thereafter.
5)	Discount rate of 8.4%.

Most GMWB reserves are considered to be derivatives under current accounting guidance and are recognized at fair value, with the change in fair value reported in current earnings.  The fair value of these liabilities is determined using stochastic modeling and inputs as further described in Note 3.    The GMWB reserve totaled $2,074.8 million and $313.5 million at December 31, 2011 and 2010, respectively, and was included in reserves for future policy benefits and claims payable.

Jackson has also issued certain GMWB products that guarantee payments over a lifetime.  Reserves for the portion of these benefits after the point where the guaranteed withdrawal balance is exhausted are calculated as required by ASC 944-20.  The reserve calculation uses a series of stochastic investment performance scenarios.  Otherwise, the methodology and assumptions used are consistent with those used for calculating the GMDB liability.  At December 31, 2011 and 2010, these GMWB reserves totaled $14.7 million and $46.5 million, respectively, and were included in reserves for future policy benefits and claims payable.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

GMAB benefits are offered on some variable annuity plans and issues have been minimal as of December 31, 2011.  These reserves totaled $3.2 million and $0.8 million at December 31, 2011 and 2010, respectively.  This benefit was eliminated from Jackson’s product offerings in 2011.

The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments.  The Company regularly evaluates estimates used and adjusts the liability balance through the income statement within death, policy benefits and change in policy reserves, if actual experience or other evidence suggests that earlier assumptions should be revised.  The assumptions used for calculating the direct GMIB liability at December 31, 2011 and 2010, are consistent with those used for calculating the GMDB liability.  At December 31, 2011 and 2010, GMIB reserves before reinsurance totaled $16.0 million and $7.5 million, respectively.

Other Liabilities – Insurance and Annuitization Benefits
The Company has established additional reserves for life insurance business for: universal life (“UL”) plans with secondary guarantees, interest-sensitive life (“ISWL”) plans that exhibit “profits followed by loss” patterns and account balance adjustments to tabular guaranteed cash values on one interest-sensitive life plan.  The Company also has a small closed block of two-tier annuities, where different crediting rates are used for annuitization and surrender benefit calculations.  A liability is established to cover future annuitization benefits in excess of surrender values.  The total liability for this block is the surrender value, plus the ASC 944-20 annuitization reserve.

Liabilities for these benefits have been established according to the methodologies described below:

	December 31, 2011			December 31, 2010
Benefit Type	Liability (in millions)	Net Amount at Risk (in millions)	Weighted Average Attained Age	Liability (in millions)	Net Amount at Risk (in millions)	Weighted Average Attained Age
UL insurance benefit *	$105.1	$6,125.9	55.9 years	$84.9	$5,850.5	55.7 years
Two-tier annuitization	6.0	31.9	64.7 years	6.2	32.6	63.9 years
ISWL account balance
adjustment	73.0	n/a	n/a	66.3	n/a	n/a

* Amounts for the UL benefits are for the total of the plans containing any policies having projected non-zero excess benefits, and thus may include some policies with zero projected excess benefits.

The following assumptions and methodology were used to determine the UL insurance benefit liability at December 31, 2011 and 2010:

1)	Use of a series of deterministic premium persistency scenarios.
2)	Other experience assumptions similar to those used in amortization of deferred acquisition costs.
3)	Discount rates equal to the credited interest rates, approximately 4% to 5% projected.

The following assumptions and methodology were used to determine the two-tier annuitization benefit liability at December 31, 2011 and 2010:

1)	Use of a series of deterministic scenarios, varying by surrender rate and annuitization rate.
2)	Other experience assumptions similar to those used in amortization of deferred acquisition costs.
3)	Discount rates are equal to credited interest rates, approximately 3% to 4%.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

8.	Debt

The aggregate carrying value of borrowings was as follows (in thousands):

	December 31,
	2011	2010
Surplus notes	$249,354	$249,333
Mortgage loans	30,841	31,150
VIE related borrowings	2,500	43,322
FHLBI mortgage loan	15,000	15,000
Total	$297,695	$338,805

Due in less than 1 year	$-
Due in more than 1 to 5 years	48,341
Due after 5 years	249,354
Total	$297,695

Surplus notes
On March 15, 1997, the Company issued 8.15% surplus notes in the principal amount of $250.0 million due March 15, 2027.  These surplus notes were issued pursuant to Rule 144A under the Securities Act of 1933, and are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims.

Under Michigan insurance law, for statutory reporting purposes, the surplus notes are not part of the legal liabilities of the Company and are considered surplus funds.  Payments of interest or principal may only be made with the prior approval of the Commissioner of Insurance of the state of Michigan and only out of surplus earnings which the Commissioner determines to be available for such payments under Michigan insurance law.  The surplus notes may not be redeemed at the option of the Company or any holder prior to maturity.

Interest is payable semi-annually on March 15 and September 15 of each year. Interest paid totaled $20.4 million in each of 2011, 2010 and 2009.

Mortgage loans
At December 31, 2011 and 2010, certain consolidated real estate VIEs had outstanding mortgage loans with a weighted average interest rate of 4.4% and 4.4%, respectively, with maturities through 2016.  Interest paid totaled $1.4 million, $2.1 million and $2.2 million in 2011, 2010 and 2009, respectively.

VIE related borrowings
Certain of the Company’s VIEs have “equity” classes issued in the form of non-investment grade debt.  Accordingly, these equity classes are classified as notes payable rather than minority interest in the consolidated balance sheets.  These notes accrue contingent interest in addition to the stated coupon.  At December 31, 2011 there was only one equity class outstanding that matures in 2016.  The outstanding principal amount accrued interest at a weighted average interest rate of 9.4% and 5.0% at December 31, 2011 and 2010, respectively.  Interest paid on the notes in 2011, 2010 and 2009 totaled $0.2 million, $8.8 million and $0.4 million, respectively.

Additionally, certain of the Company’s consolidated VIEs issued debt to external parties, which was redeemed in 2011.  While outstanding, the principal amount accrued interest at a weighted average interest rate of 0.8% in 2011 and 3.1% in 2010.  Interest paid on the notes totaled $0.2 million and $2.6 million in 2011 and 2010, respectively, which were the only years these VIEs were consolidated in Jackson’s financial statements.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

Federal Home Loan Bank Mortgage Loan
In 2010, Jackson received a mortgage loan from the FHLBI, under its community investment program.  The loan accrues interest at 1.04% and the outstanding balance was $15.0 million as of both December 31, 2011 and 2010.  Interest paid totaled $0.2 million during 2011.  Jackson did not pay any interest on this mortgage loan during 2010, as the loan was executed in mid-December.  At December 31, 2011, the mortgage loan was collateralized by real estate with a carrying value of $20.4 million.

9.	Federal Home Loan Bank Advances

Jackson entered into a short-term advance program with the FHLBI in which interest rates were either fixed or variable based on the FHLBI cost of funds or market rates.  Advances of $150.0 million at an interest rate of 0.14% were outstanding at December 31, 2011.  There were no advances outstanding at December 31, 2010.  Jackson did not pay interest during 2011 since advances were only drawn in December.  Jackson paid $0 million and $0.3 million of interest on advances during 2010 and 2009, respectively.  Advances were collateralized by CMBS and other structured securities with a carrying value of $165.7 million at December 31, 2011.

10.	Repurchase Agreements

During 2011 and 2010, the Company entered into repurchase agreements whereby the Company agreed to sell and repurchase securities.  These agreements are accounted for as financing transactions, with the assets and associated liabilities included in the consolidated balance sheets.  Short-term borrowings under such agreements averaged $316.4 million and $289.1 million during 2011 and 2010, respectively, at weighted average interest rates of 0.2% for both years.  The outstanding balance was $100.7 million and $552.5 million as of December 31, 2011 and 2010, respectively.  Interest paid totaled $0.5 million, $0.6 million and $0.1 million in 2011, 2010 and 2009, respectively.  The highest level of short-term borrowings at any month end was $683.2 million in 2011 and $552.5 million in 2010.

11.	Reinsurance

The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability.  The Company monitors the financial strength rating of reinsurers on a monthly basis.

The maximum amount of life insurance risk retained by the Company on any one life is generally $2.0 million.  Amounts not retained are ceded to other companies on either a yearly renewable-term or a coinsurance basis.

In connection with the purchase of Life of Georgia in 2005, Jackson acquired certain lines of business that are wholly ceded to non-affiliates.  These include both direct and assumed accident and health business, direct and assumed life insurance business, and certain institutional annuities.

Jackson’s GMIBs are reinsured through an unrelated party and, due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value on the Company’s balance sheets, with changes in fair value recorded through other investment gains (losses).

Jackson also ceded the GMDB coverage associated with certain variable annuities issued prior to 2003 to an affiliate, Prudential Atlantic Reinsurance Company, Dublin, Ireland (“PARC”).  PARC is a wholly owned subsidiary of Prudential.  Effective December 31, 2009, Jackson terminated the reinsurance agreement, paying a premium of $30.5 million to settle the experience account as defined in the agreement.  The net effect of terminating the reinsurance agreement and recapturing reserves of $265.6 million was a loss of $10.3 million, net of deferred acquisition cost amortization.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

The effect of reinsurance on premiums was as follows (in thousands):

	Years Ended December 31,
	2011	2010	2009
Direct premiums:
Life	$257,015	$273,247	$289,755
Accident and health	3,020	9,058	10,867
Plus reinsurance assumed:
Life	12,728	13,736	15,020
Accident and health	860	1,122	1,207
Less reinsurance ceded:
Life	(109,407)	(123,621)	(125,084)
Accident and health	(3,880)	(10,180)	(12,074)
Annuity guaranteed benefits	(20,526)	(20,641)	(64,460)
Total net premiums	$139,810	$142,721	$115,231

Premiums ceded for guaranteed annuity benefits included $44.4 million to PARC during 2009.

The effect of reinsurance on benefits was as follows (in thousands):

	Years Ended December 31,
	2011	2010	2009
Direct benefits
Life	$668,546	$594,368	$564,379
Accident and health	1,598	5,220	10,861
Annuity guaranteed benefits	73,756	92,382	146,634
Plus reinsurance assumed:
Life	27,317	27,934	30,115
Accident and health	468	560	694
Less reinsurance ceded:
Life	(118,408)	(121,595)	(108,985)
Accident and health	(2,066)	(5,780)	(11,555)
Annuity guaranteed benefits	-	-	(48,570)
Deferral of contract enhancements	(172,389)	(125,336)	(91,873)
Change in reserves, net of reinsurance	106,474	68,972	149,686
Total benefits	$585,296	$536,725	$641,386

During 2009, benefits ceded for guaranteed annuity benefits included $48.6 million to PARC.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

Components of the reinsurance recoverable were as follows (in thousands):

	December 31,
	2011	2010
Reserves:
Life	$893,963	$874,904
Accident and health	5,764	18,966
Guaranteed minimum income benefits	451,274	127,534
Other annuity benefits	23,129	25,184
Claims liability	33,411	40,748
Other	2,147	2,203
Total	$1,409,688	$1,089,539

Included in the reinsurance recoverable were reserves ceded to Brooke Life of $46.2 million and $47.7 million at December 31, 2011 and 2010, respectively.  The largest amount ceded to any reinsurer at December 31, 2011 totaled $451.3 million, which was all related to the guaranteed minimum income benefits in the above table.

The following table sets forth the Company’s net life insurance in-force (in millions):

	December 31,
	2011	2010
Direct life insurance in-force	$88,014	$93,606
Amounts assumed from other companies	1,334	1,415
Amounts ceded to other companies	(47,059)	(49,417)
Net life insurance in-force	$42,290	$45,604

12.  Federal Income Taxes

The components of the provision for federal income taxes were as follows (in thousands):

	Years Ended December 31,
	2011	2010	2009
Current tax expense (benefit)	$58,481	$(179,053)	$(227,312)
Deferred tax expense	217,754	355,790	409,848
Federal income tax expense	$276,235	$176,737	$182,536

The federal income tax provisions differ from the amounts determined by multiplying pretax income attributable to Jackson by the statutory federal income tax rate of 35% as follows (in thousands):

	Years Ended December 31,
	2011	2010	2009
Income taxes at statutory rate	$339,130	$236,308	$213,748
Dividends received deduction	(59,136)	(56,390)	(27,331)
Other	(3,759)	(3,181)	(3,881)
Federal income tax expense	$276,235	$176,737	$182,536

Effective tax rate	28.5%	26.2%	29.9%

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

Federal income taxes paid (recovered) were $170.0 million, $(517.8) million and $(48.6) million in 2011, 2010 and  2009, respectively.  The 2010 tax recovery included $287.7 million due to Internal Revenue Service guidance issued in March 2010 related to the adoption of new statutory reserving requirements for variable annuities in 2009.  This new tax guidance required that the tax reserve decrease recognized upon implementation of the transition to the new reserving methodology be amortized over 10 years.  Approximately $822.1 million of the additional tax reserve deduction was available to carryback and offset the prior year’s taxable income.  For GAAP, this guidance resulted in a current tax recoverable, offset by a decrease in a deferred tax asset, with no impact on total tax expense.

The tax effects of significant temporary differences that gave rise to deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2011	2010
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items	$1,846,024	$1,394,786
Other-than-temporary impairments and other investment items	122,244	238,777
Deferred compensation	44,956	41,498
Other, net	66,473	141,830
Total gross deferred tax asset	2,079,697	1,816,891

Gross deferred tax liability
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements	(1,948,928)	(1,796,823)
Other investment items	(246,482)	(36,419)
Other assets	(22,314)	(96,579)
Net unrealized gains on available for sale securities	(1,001,325)	(543,647)
Total gross deferred tax liability	(3,219,049)	(2,473,468)

Net deferred tax liability	$(1,139,352)	$(656,577)

Realization of Jackson’s deferred tax assets is dependent on generating sufficient taxable income.  Although realization is not assured, management believes that it is more likely than not that the results of future operations and investment activity will generate sufficient taxable income to realize gross deferred tax assets.

At December 31, 2011, the Company had no federal tax ordinary loss or federal tax capital loss carryforwards.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

In August 2007, the Internal Revenue Service (“IRS”) issued Revenue Ruling 2007-54 that would have changed accepted industry and IRS interpretations of the statutes governing the computation of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity and life contracts, but that ruling was suspended by Revenue Ruling 2007-61. Revenue Ruling 2007-61 also announced the Treasury Department's and the IRS's intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable contracts. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. Although regulations that represent a substantial change in an interpretation of the law are generally given a prospective effective date, there is no assurance that the change will not be retrospectively applied.  As a result, depending on the ultimate timing and substance of any such regulations, which are unknown at this time, such future regulations could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives.  In January 2010, Jackson received a formal Notice of Assessment from the IRS disallowing the separate account DRD for 2003, 2005 and 2006.  Jackson did not agree with the assessment and filed a protest with the Appellate Division of the IRS.  No reserve has been established for this potential exposure since Jackson believes its position is sustainable.  The Company recognized an income tax benefit related to the separate account DRD of $59.1 million, $56.4 million and $27.3 million during 2011, 2010 and 2009, respectively.

During 2011, Jackson established a reserve for an unrecognized tax benefit as required for income tax uncertainties.  The following table summarizes the changes in the Company’s unrecognized tax benefits, for the year ended December 31, 2011 (in thousands).  There were no unrecognized tax benefits at December 31, 2010.

Unrecognized tax benefit at December 31, 2010	$-
Additions for tax positions identified in 2011	45,065
Reduction of tax positions of closed prior years	-
Unrecognized tax benefit at December 31, 2011	$45,065

The Company has considered both permanent and temporary positions in determining the unrecognized tax benefit rollforward.  The total amount of unrecognized benefits represent tax positions for which there is uncertainty about the timing of certain deductions.  The timing of such deductions would not affect the annual effective tax rate, excluding the impact of interest and penalties.

Interest totaling $10.4 million related to these unrecognized tax benefits has been included in income tax expense in the consolidated income statement for 2011.  The Company has not recorded any amounts for penalties related to unrecognized tax benefits during 2011, 2010 or 2009.

Based on information available as of December 31, 2011, the Company believes that, in the next 12 months, there are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease.  The Company is generally no longer subject to United States federal, state or local income tax examinations by taxing authorities for tax years prior to 2007.

13.	Commitments and Contingencies

The Company and its subsidiaries are involved in litigation arising in the ordinary course of business.  It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse affect on the Company's financial condition or results of operations.  Jackson has been named in civil litigation proceedings, which appear to be substantially similar to other class action litigation brought against many life insurers including a modal premium case and allegations of misconduct in the sale of insurance products.  The Company accrues for legal contingencies once the contingency is deemed to be probable and estimable.  At December 31, 2011 and 2010, Jackson recorded accruals totaling $19.9 million and $29.0 million, respectively.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

State guaranty funds provide payments for policyholders of insolvent life insurance companies. These guaranty funds are financed by assessing solvent insurance companies based on location, volume and types of business. The Company estimated its reserve for future state guaranty fund assessments based on data received from the National Organization of Life and Health Insurance Guaranty Associations. Based on data received, the Company’s reserve for future state guaranty fund assessments was $26.6 million and $24.9 million at the end of 2011 and 2010, respectively.  Related premium tax offsets were $15.3 million and $14.6 million  at December 31, 2011 and 2010, respectively.  While Jackson cannot predict the amount and timing of any future assessments, the Company believes the reserve is adequate for all anticipated payments for known insolvencies.

At December 31, 2011, the Company had unfunded commitments related to its investments in limited partnerships and limited liability companies totaling $529.8 million.  At December 31, 2011, unfunded fixed-rate commercial mortgage loan commitments totaled $119.3 million.

The Company has received industry-wide regulatory inquiries with respect to claims settlement practices and compliance with unclaimed property laws. To date, only one state has requested a formal search for potential unreported claims.  Any regulatory audits, related examination activity and internal reviews may result in additional payments to beneficiaries, escheatment of funds deemed abandoned under state laws, administrative penalties and changes in the Company’s procedures for the identification of unreported claims and handling of escheatable property.  Based on its current analysis, at December 31, 2011, the Company accrued $25.0 million for these unreported claims.  Additionally, regulators and state legislators are considering proposals that would require life insurance companies to take additional steps to identify unreported deceased policy and contract holders.  Currently, there does not appear to be a consensus among state insurance regulators and state unclaimed property administrators regarding a life insurer’s obligations in connection with identifying unreported deaths of its policy and contract holders.

The Company leases office space, land and equipment under several operating leases that expire at various dates through 2051.  Certain leases include escalating lease rates, lease abatements and other incentives and, as a result, at December 31, 2011, Jackson recorded a liability of $13.0 million for future lease payments.  Lease expense was $25.2 million, $22.3 million and $20.6 million in 2011, 2010 and 2009, respectively. At December 31, 2011, future minimum payments under these noncancellable operating leases were as follows (in thousands):

2012	$23,087
2013	20,880
2014	14,229
2015	11,644
2016	11,248
Thereafter	20,501
Total	$101,589

14.	Statutory Accounting Capital and Surplus

Under Michigan Insurance Law, dividends on capital stock can only be distributed out of earned surplus, adjusted to exclude any unrealized capital gains and the effect of permitted practices, unless the Commissioner approves the dividend prior to payment.  At December 31, 2011, the adjusted earned surplus of Jackson National Life Insurance Company was $595.6 million.  Furthermore, without the prior approval of the Commissioner, dividends are also subject to restrictions relating to statutory surplus and/or statutory earnings.  The maximum dividend which can be paid in 2012, subject to the availability of earned surplus, without prior approval of the Commissioner is $410.6 million.

The Company received capital contributions from its parent of $19.4 million, $150.1 million and $592.4 million in 2011, 2010 and 2009, respectively.  The capital contributions included $19.4 million, $20.1 million and $21.4 million in 2011, 2010 and 2009, respectively, from Brooke Life’s forgiveness of intercompany tax liabilities.  Dividend payments from the Company to its parent were $530.0 million, $275.0 million and $250.0 million in 2011, 2010 and 2009, respectively.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

Statutory capital and surplus of the Company, as reported in its Annual Statement, was $3.6 billion and $4.4 billion at December 31, 2011 and 2010, respectively.  Statutory net income (loss) of the Company, as reported in its Annual Statement, was $(591.1) million, $769.6 million and $373.6 million in 2011, 2010 and 2009, respectively.

The Commissioner has granted Jackson a permitted practice that allows Jackson to carry interest rate swaps at book value, as if statutory hedge accounting were in place, instead of at fair value as would have been otherwise required.  Jackson is required to demonstrate the effectiveness of its interest rate swap program pursuant to the Michigan Insurance Code.  This permitted practice expires on October 1, 2012.  At December 31, 2011, the effect of the permitted practice decreased statutory surplus by $474.4 million, net of tax.  Statutory surplus increased by $130.3 million at December 31, 2010 due to the effect of the permitted practice.  The permitted practice had no impact on statutory net income.

15.	Other Related Party Transactions

The Company's investment portfolio is managed by PPM America, Inc. (“PPMA”), a registered investment advisor, and PPM Finance, Inc. (collectively, “PPM”).  PPM is ultimately a wholly owned subsidiary of Prudential.  The Company paid $36.6 million, $37.2 million and $36.8 million to PPM for investment advisory services during 2011, 2010 and 2009, respectively.

National Planning Holdings, Inc. (“NPH”), Jackson’s affiliated broker-dealer network, distributes products issued by Jackson and receives commissions and fees from Jackson.  Commissions and fees paid by Jackson to NPH during 2011, 2010 and 2009 totaled $94.7 million, $85.7 million and $76.7 million, respectively.

Jackson has entered into shared services administrative agreements with both, NPH and PPMA.  Under the shared services administrative agreements, Jackson charged $8.5 million, $6.2 million and $4.5 million of certain management and corporate services costs to these affiliates in 2011, 2010 and 2009, respectively.

Jackson provides a $25.0 million revolving credit facility to Nicole Finance, Inc., an upstream holding company.  The loan, executed in 2011, is unsecured, matures in December 2016, accrues interest at 1.27% per annum and has a commitment fee of 0.10% per annum.  There was $14.7 million outstanding at December 31, 2011.  The highest outstanding loan balance during 2011 was $14.7 million.  Interest and commitment fees totaled $9 thousand during 2011.

Jackson provides a $40.0 million revolving credit facility to PPMA.  The loan is unsecured, matures in September 2013, accrues interest at LIBOR plus 2% per annum and has a commitment fee of 0.25% per annum.  There was no balance outstanding at December 31, 2011 or 2010.  The highest outstanding loan balance during 2011 and 2010 was nil and $21.0 million, respectively.  During 2011, 2010 and 2009, interest and commitment fees totaled $0.1 million, $0.2 million and $0.1 million, respectively.

Jackson provides a $20.0 million revolving credit facility to Brooke Holdings, LLC, an upstream holding company.  The loan is unsecured, matures in June 2014, accrues interest at LIBOR plus 2% per annum and has a commitment fee of 0.25% per annum.  There was no outstanding balance at December 31, 2011.  There was $7.0 million outstanding at December 31, 2010.  The highest outstanding loan balance during both 2011 and 2010 was $7.0 million.  Interest and commitment fees totaled $0.2 million, $0.1 million and $35 thousand during 2011, 2010 and 2009, respectively.

Jackson provides, through its PGDS subsidiary, information technology services to certain Prudential affiliates.  Jackson recognized $21.1 million, $20.1 million and $19.2 million of revenue associated with these services during 2011, 2010 and 2009, respectively.  This revenue is included in other income in the accompanying consolidated income statement.  This revenue is substantially equal to the costs incurred by PGDS to provide the services, which are reported in general and administrative expenses in the consolidated income statements.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

16.	Benefit Plans

The Company has a defined contribution retirement plan covering substantially all employees and certain affiliates.  To be eligible to participate in the Company’s contribution, an employee must have attained the age of 21, completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary.  In addition, the employee must be employed on the applicable January 1 or July 1 entry date.  The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year.  In addition, the Company matches a participant’s elective contribution, up to 6 percent of eligible compensation, to the plan during the year.  The Company’s expense related to this plan was $18.0 million, $17.4 million and $16.3 million in 2011, 2010 and 2009, respectively, comprised solely of the Company’s annual contributions to the plan.

The Company maintains non-qualified voluntary deferred compensation plans for certain agents and employees.  At December 31, 2011 and 2010, the liability for such plans totaled $121.5 million and $119.2 million, respectively, and is reported in other liabilities.  Jackson invests general account assets in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability.  The Company’s expense related to these plans, including a match of elective deferrals for the agents’ deferred compensation plan, was $(1.7) million, $22.5 million and $34.8 million in 2011, 2010 and 2009, respectively.  Investment income from the mutual funds totaled $(3.7) million, $15.7 million and $27.6 million in 2011, 2010 and 2009, respectively.

17.	Subsequent Event

In February 2012, Brooke Life received a Notice of Proposed Adjustment from the IRS, regarding an assessment related to its tax treatment of interest expense on intercompany debt.  Due to the intercompany tax sharing agreement, the effect of an adjustment, if any, would impact Jackson’s total stockholder’s equity.  The total aggregate exposure to the Company’s stockholder’s equity is approximately $130.0 million.  Brooke Life does not agree with the assessment, believes its current position is sustainable and intends to file a protest with the IRS once it receives the official report, which is expected to be issued in late March.

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

(1) Financial statements and schedules included in Part A:

Not Applicable.

(2) Financial statements and schedules included in Part B -

Jackson National Separate Account - I:

Independent Auditors’ Report
                       Statements of Assets and Liabilities as of December 31, 2011
                       Statements of Operations for the period ended December 31, 2011
                       Statements of Changes in Net Assets for the periods ended December 31, 2011 and 2010
                       Notes to Financial Statements

Jackson National Life Insurance Company:

Report of Independent Registered Public Accounting Firm
                       Consolidated Balance Sheets as of December 31, 2011 and 2010
                       Consolidated Income Statements for the years ended December 31, 2011, 2010, and 2009
                       Consolidated Statements of Stockholder's Equity and Comprehensive Income for the years ended
                         December 31, 2011, 2010, and 2009
                       Consolidated Statements of Cash Flows for the years ended December 31, 2011, 2010, and 2009
                       Notes to Consolidated Financial Statements

(b) Exhibits

Exhibit              Description
No.

1.
Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 9 filed on April 21, 1999 (File Nos. 033-82080 and 811-08664).

2.	Not Applicable.

3.

a.
Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated herein by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

b.
Selling Agreement between Jackson National Life Insurance Company and Jackson National Life Distributors, LLC (V2565 01/12), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 24, 2012 (File Nos. 333-178774 and 811-08664).

4.

a.
Specimen of the Curiangard Simplified Retirement Annuity Fixed and Variable Annuity Contract, incorporated herein by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

b.	Specimen of Tax Sheltered Annuity Endorsement, incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

c.	Specimen of Retirement Plan Endorsement, incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

d.
Specimen of Individual Retirement Annuity Endorsement, incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

e.	Specimen of Roth IRA Endorsement, incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

f.	Specimen of Charitable Remainder Trust Endorsement, incorporated herein by reference to the Registrant's Pre-Effective Amendment filed on December 23, 2004 (File Nos. 333-118368 and 811-08664).

g.
Specimen of the Return of Premium Death Benefit Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on September 30, 2004 (File Nos. 333-119427 and 811-08664).

h.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 17 filed on June 20, 2005 (File Nos. 333-70472 and 811-08664).

i.
Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472  and 811-08664).

j.
Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 26 filed on June 23, 2006 (File Nos. 333-70472 and 811-08664).

k.	Specimen of the Highest Anniversary Value Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

5.

a.
Form of the Curiangard Simplified Retirement Annuity Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 1filed on December 15, 2006 (File Nos. 333-136472 and 811-08664).

b.
Form of the Curiangard Simplified Retirement Annuity Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 2, filed on April 25, 2007 (File Nos. 333-136472 and 811-08664).

c.
Form of the Curiangard Simplified Retirement Annuity Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 3, filed on November 27, 2007 (File Nos. 333-136472 and 811-08664).

6.

a.	Articles of Incorporation of Depositor, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

b.	By-laws of Depositor, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

7.                 Not Applicable.

8.                 Not Applicable.

9                 Opinion and Consent of Counsel, attached hereto.

10.               Consent of Independent Registered Public Accounting Firm, attached hereto.

11                Not Applicable.

12.               Not Applicable.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Richard D. Ash	Vice President - Actuary & Appointed Actuary
1 Corporate Way
Lansing, MI 48951

Steve P. Binioris	Vice President
1 Corporate Way
Lansing, MI 48951

Dennis Blue	Vice President
1 Corporate Way
Lansing, MI 48951

Barrett Bonemer	Vice President
1 Corporate Way
Lansing, MI 48951

Jeff Borton	Vice President
1 Corporate Way
Lansing, MI 48951

John H. Brown	Vice President
1 Corporate Way
Lansing, MI 48951

James Carter	Vice President
1 Corporate Way
Lansing, MI 48951

Joseph Mark Clark	Senior Vice President & Chief Information Officer
1 Corporate Way
Lansing, MI 48951

Michael A. Costello	Vice President and Treasurer
1 Corporate Way
Lansing, MI 48951

James B. Croom	Vice President
1 Corporate Way
Lansing, MI 48951

Lisa C. Drake	Senior Vice President & Chief Actuary
1 Corporate Way
Lansing, MI 48951

Phillip Brian Eaves	Vice President
1 Corporate Way
Lansing, MI 48951

Charles F. Field, Jr.	Vice President
300 Innovation Drive
Franklin, TN 37067

Dana R. Malesky Flegler	Vice President
1 Corporate Way
Lansing, MI 48951

Robert A. Fritts	Senior Vice President & Controller
1 Corporate Way
Lansing, MI 48951

James D. Garrison	Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley	Vice President & Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Matthew Phillip Gonring	Vice President
300 Innovation Drive
Franklin, TN 37067

John A. Gorgenson, Jr.	Vice President
1 Corporate Way
Lansing, MI 48951

Robert W. Hajdu	Vice President
1 Corporate Way
Lansing, MI 48951

Cliff S. Hale, M.D.	Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Hanson	Vice President
1 Corporate Way
Lansing, MI 48951

H. Dean Hosfield	Vice President
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack	Executive Vice President & Director
7601 Technology Way
Denver, CO 80237

Scott Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Leandra R. Knes	Director
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Everett W. Kunzelman	Vice President
1 Corporate Way
Lansing, MI 48951

Lynn W. Lopes	Vice President
1 Corporate Way
Lansing, MI 48951

Machelle A. McAdory	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Diahn McHenry	Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer	Senior Vice President,
1 Corporate Way	General Counsel & Secretary
Lansing, MI 48951

Dean M. Miller	Vice President
1 Corporate Way
Lansing, MI 48951

Keith R. Moore	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Jacky Morin	Vice President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers	Executive Vice President, Chief Financial Officer & Director
1 Corporate Way
Lansing, MI 48951

Russell E. Peck	Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn	Senior Vice President & Chief Administration Officer
1 Corporate Way
Lansing, Michigan 48951

Dana S. Rapier	Vice President
1 Corporate Way
Lansing, MI 48951

William R. Schulz	Vice President
1 Corporate Way
Lansing, MI 48951

Muhammad S. Shami	Vice President
1 Corporate Way
Lansing, MI 48951

Kathleen M. Smith	Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha	Chief Operating Officer & Director
1 Corporate Way
Lansing, MI 48951

Kenneth H. Stewart	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang	Vice President
1 Corporate Way
Lansing, MI 48951

Marcia L. Wadsten	Vice President
1 Corporate Way
Lansing, MI 48951

Michael A. Wells	President, Chief Executive Officer & Chairman
300 Innovation Drive
Franklin, TN 37067

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

Company	State of Organization	Control/Ownership
Ascent Insurance Brokers Limited	United Kingdom	50% Prudential Property Investment Managers Limited
BOCI – Prudential Asset Management Limited	Hong Kong	36% Prudential Corporation Holdings Limited
BOCI – Prudential Trustee Limited	Hong Kong	36% Prudential Corporation Holdings Limited
Brooke LLC	Delaware	100% Prudential (US Holdco2) Limited
Brooke (Holdco 1) Inc.	Delaware	100% Prudential (US Holdco 3) BV
Brooke Holdings LLC	Delaware	100% Nicole Finance Inc.
Brooke Holdings (UK) Limited	United Kingdom	100% Brooke UK LLC
Brooke Investment, Inc.	Delaware	100% Brooke Holdings LLC
Brooke (Jersey) Limited	Jersey	100% Prudential (US Holdco 2) Limited
Brooke Life Insurance Company	Michigan	100% Brooke Holdings LLC
Brooke UK LLC	Delaware	100% Brooke (Holdco 1) Inc.
Buying Force Limited	United Kingdom	50% Prudential Property Investment Managers Limited
CIMPL Pty Limited	Australia	100% PPM Capital (Holdings) Limited
CITIC Prudential Life Insurance Company Limited	China	50% Prudential Corporation Holdings Limited
CITIC – Prudential Fund Management Company Limited	China	49% Prudential Corporation Holdings Limited
CSU One Limited	United Kingdom	100% Prudential Group Holdings Limited
Calvin Asset Management Limited	England	100% Calvin Capital Limited
Calvin Capital Limited (formerly Marlin Acquisitions Limited)	England	100% Marlin Acquisitions Holdings Limited
Canada Property (Trustee) No 1 Limited	Jersey	100% Canada Property Holdings Limited
Canada Property Holdings Limited	England	100% M&G Limited
Curian Capital, LLC	Michigan	100% Jackson National Life Insurance Company
Curian Clearing LLC	Michigan	100% Jackson National Life Insurance Company
Earth and Wind Energias Removables, S.L.	Spain	100% Infracapital E&W B.V.
Eastspring Investments (Hong Kong) Limited	Hong Kong	100% Prudential Corporations Holdings Limited
Eastspring Investments (UK) Limited	England	100% Prudential Corporations Holdings Limited
FA II Limited	England	100% FA III Limited
FA III Limited	England	100% Infracapital Nominees Limited
Falcon Acquisitions Limited	United Kingdom	100% FA II Limited
Falcon Acquisitions Holdings Limited	United Kingdom	100% Infracapital Nominees Limited
First Dakota, Inc.	North Dakota	100% IFC Holdings, Inc.
First Dakota of Montana, Inc.	Montana	100% IFC Holdings, Inc.
First Dakota of New Mexico, Inc.	New Mexico	100% IFC Holdings, Inc.
First Dakota of Texas, Inc.	Texas	100% IFC Holdings, Inc.
First Dakota of Wyoming, Inc.	Wyoming	100% IFC Holdings, Inc.
Furnival Insurance Company Limited	Guernsey	100% Prudential Corporation Holdings Limited
GS Twenty Two Limited	United Kingdom	100% Prudential Group Holdings Limited
Geoffrey Snushall Limited	United Kingdom	100% Snushalls Team Limited
Giang Vo Development JV Company	Vietnam	65% Prudential Vietnam Assurance Private Limited
Hermitage Management, LLC	Michigan	100% Jackson National Life Company Insurance
Holborn Bars Nominees Limited	United Kingdom	100% M&G Investment Management Limited
Holborn Delaware LLC	Delaware	100% Prudential Four Limited
Holborn Finance Holding Company	United Kingdom	100% Prudential Securities Limited
Hyde Holdco 1 Limited	United Kingdom	100% Prudential Corporation Holdings Limited
Hyde Holdco 3 Limited	United Kingdom	100% Prudential Capital Holding Company Limited
ICICI Prudential Asset Management Company Limited	India	49% Prudential Corporation Holdings Limited
ICICI Prudential Life Insurance Company Limited	India	25.96% Prudential Corporation Holdings Limited
ICICI Prudential Pension Funds Management Company Ltd.	India	100% ICICI Prudential Life Insurance Company Limited
ICICI Prudential Trust Limited	India	49% Prudential Corporation Holdings Limited
IFC Holdings, Inc. d/b/a INVEST Financial Corporation	Delaware	100% National Planning Holdings Inc.
INVEST Financial Corporation Insurance Agency Inc. of Alabama	Alabama	100% INVEST Financial Corporation Insurance Agency, Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Connecticut	Connecticut	100% INVEST Financial Corporation Insurance Agency, Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Delaware	Delaware	100% IFC Holdings, Inc. d/b/a INVEST Financial Corporation
INVEST Financial Corporation Insurance Agency Inc. of Georgia	Georgia	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Illinois	Illinois	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Maryland	Maryland	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Massachusetts	Massachusetts	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Montana	Montana	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Nevada	Nevada	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of New Mexico	New Mexico	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Ohio	Ohio	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Oklahoma	Oklahoma	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of South Carolina	South Carolina	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Texas	Texas	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Wyoming	Wyoming	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency PA of Mississippi	Mississippi	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
Infracapital CI II Limited	Scotland	100% M&G Limited
Infracapital EF II Limited	Scotland	100% M&G Limited
Infracapital E&W B.V.	Netherlands	100% Infracapital F1 S.a.r.l.
Infracapital Employee Feeder GP Limited	Scotland	100% M&G Limited
Infracapital GP II Limited	England	100% M&G Limited
Infracapital F1 S.a.r.l.	Luxembourg	100% Infracapital F1 Holdings S.a.r.l
Infracapital F1 Holdings S.a.r.l.	Luxembourg	100% Infracapital Nominees Limited
Infracapital GP Limited	United Kingdom	100% M&G Limited
Infracapital Nominees Limited	United Kingdom	100% M&G Limited
Infracapital SLP Limited	United Kingdom	100% M&G Limited
Innisfree M&G PPP LLP	United Kingdom	35% M&G IMPPP1 Limited
Investment Centers of America, Inc.	North Dakota	100% IFC Holdings, Inc.
Jackson Investment Management LLC	Michigan	100% Brooke Holdings LLC
Jackson National Asset Management, LLC	Michigan	100% Jackson National Life Insurance Company
Jackson National Life (Bermuda) Ltd.	Bermuda	100% Jackson National Life Insurance Company
Jackson National Life Distributors LLC	Delaware	100% Jackson National Life Insurance Company
Jackson National Life Insurance Company of New York	New York	100% Jackson National Life Insurance Company
JNLI LLC	Delaware	100% Jackson National Life Insurance Company
JNL Southeast Agency, LLC	Michigan	100% Jackson National Life Insurance Company
M&G (Guernsey) Limited	Guernsey	100% M&G Limited
M&G Financial Services Limited	United Kingdom	100% M&G Limited
M&G Founders 1 Limited	United Kingdom	100% M&G Limited
M&G General Partner Inc.	Cayman Islands	100% M&G Limited
M&G Group Limited	United Kingdom	100% Prudential plc
M&G IMPPP 1 Limited	United Kingdom	100% M&G Limited
M&G International Investments Limited	United Kingdom	100% M&G Limited
M&G International Investments Limited	France (Representative Bureau)	100% M&G International Investments Limited
M&G International Investments Limited	Germany (Branch only)	100% M&G International Investments Limited
M&G International Investments Limited	Italy (Branch only)	100% M&G International Investments Limited
M&G International Investments Limited	Spain (Representative Bureau)	100% M&G International Investments Limited
M&G International Investments Nominees Limited	United Kingdom	100% M&G International Investments Limited
M&G Investment Management Limited	United Kingdom	100% M&G Limited
M&G Life Assurance Company Limited	United Kingdom	100% M&G Limited
M&G Limited	United Kingdom	100% M&G Group Limited
M&G Management Services Limited	United Kingdom	100% M&G Limited
M&G Nominees Limited	United Kingdom	100% M&G Limited
M&G Pensions and Annuity Company Limited	United Kingdom	100% M&G Limited
M&G RED Employee Feeder GP Limited	Scotland	100% M&G Limited
M&G RED GP Limited	Guernsey	100% M&G Limited
M&G RED SLP GP Limited	Scotland	100% M&G Limited
M&G Real Estate Finance 1 Co S.a.r.l	Luxemborg	100% M&G RED GP Limited
M&G Securities Limited	United Kingdom	100% M&G Limited
M&G Support Services Limited	United Kingdom	100% M&G Limited
MM&S (2375) Limited	Scotland	100% The Prudential Assurance Company Limited
Marlin Acquisitions Holdings Limited	United Kingdom	100% Infracapital GP Limited
National Planning Corporation	Delaware	100% National Planning Holdings, Inc.
National Planning Corporation Insurance Agency Inc. of Nevada	Nevada	100% National Planning Corporation
National Planning Holdings, Inc.	Delaware	100% Brooke Holdings LLC
National Planning Insurance Agency Inc.	Alabama	100% National Planning Corporation
National Planning Insurance Agency Inc.	Florida	100% National Planning Corporation
National Planning Insurance Agency Inc.	Georgia	100% National Planning Corporation
National Planning Insurance Agency Inc.	Idaho	100% National Planning Corporation
National Planning Insurance Agency Inc.	Massachusetts	100% National Planning Corporation
National Planning Insurance Agency Inc.	Montana	100% National Planning Corporation
National Planning Insurance Agency Inc.	Oklahoma	100% National Planning Corporation
National Planning Insurance Agency Inc.	Texas	100% National Planning Corporation
National Planning Insurance Agency Inc.	Wyoming	100% National Planning Corporation
Nicole Finance Inc.	Delaware	100% Brooke UK LLC
North Sathorn Holdings Company Limited	Thailand	100% Prudential Corporation Holdings Limited
Nova Sepadu Sdn Bhd	Malaysia	96% Sri Han Suria Sdn Berhad
P&A Holdco Limited	England	100% Prudential Four Limited
P&A Opco Limited	England	100% P&A Holdco Limited
PCA Asset Management Limited	Japan	100% Prudential Corporation Holdings Limited
PCA Asset Management Co. Ltd.	Korea	100% Prudential Corporation Holdings Limited
PCA Life Assurance Company Limited	Taiwan	99.79% Prudential Corporation Holdings Limited
PCA Life Insurance Company Limited (Japan)	Japan	100% Prudential Corporation Holdings Limited
PCA Life Insurance Company Limited (Korea)	Korea	100% Prudential Corporation Holdings Limited
PCA Securities Investment Trust Company Limited	Taiwan	99.54% Prudential Corporation Holdings Limited
PGDS (UK One) Limited	United Kingdom	100% Prudential Group Holdings Limited
PGDS (UK Two) Limited	United Kingdom	100% PDGS (UK One) Limited
PGDS (US One) LLC	Delaware	100% Jackson National Life Insurance Company
PPEM Pte. Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
PPM America, Inc.	Delaware	100% PPM Holdings, Inc.
PPM Capital (Holdings) Limited	United Kingdom	100% M&G Limited
PPM Finance, Inc.	Delaware	100% PPM Holdings, Inc.
PPM Holdings, Inc.	Delaware	100% Brooke Holdings LLC
PPM Ventures (Asia) Limited	Hong Kong	100% PPM Capital (Holdings) Limited
PPM Ventures Pty Limited	Australia	100% CIMPL Pty Limited
PPMC First Nominees Limited	United Kingdom	100% M&G Limited
PPS Five Limited	United Kingdom	100% Reeds Rains Prudential Limited
PPS Nine Limited	United Kingdom	100% Prudential Property Services Limited
PPS Twelve Limited	United Kingdom	100% Prudential Property Services Limited
PT Paja Indonesia	Indonesia	100% PT Prudential Life Assurance
PT Prudential Asset Management	Indonesia	99% Prudential Asset Management
PT Prudential Life Assurance	Indonesia	94.6% Prudential Corporation Holdings Limited
PVM Partnerships Limited	United Kingdom	100% The Prudential Assurance Company Limited
Pacus (UK) Limited	United Kingdom	100% The Prudential Assurance Company Limited
Park Avenue (Singapore Two) Limited	Gibraltar	100% Prudential Group Holdings Limited
Pru Life Assurance Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Pru Life Insurance Corporation of UK	Philippines	100% Prudential Corporation Holdings Limited
Pru Pte Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential (AN) Limited	United Kingdom	100% The Prudential Assurance Company Limited
Prudential (B1) Limited	Gibraltar	100% Prudential (Netherlands) BV
Prudential (B2) Limited	Gibraltar	100% Prudential (Netherlands) BV
Prudential (Gibraltar Five) Limited	Gibraltar	100% Prudential (Gibraltar Four) Limited
Prudential (Gibraltar Four) Limited	Gibraltar	100% Prudential (US Holdco 1) Limited
Prudential (Gibraltar Three)	Gibraltar	100% Prudential (Gibraltar Four) Limited
Prudential (Gibraltar Two) S.a.r.l.	Luxembourg	100% Prudential Capital Holding Company Limited
Prudential (Gibraltar) Limited	Gibraltar	100% Prudential Group Holdings Limited
Prudential (LPH One) Limited	Gibraltar	100% Prudential Group Holdings Limited
Prudential (LPH Two) Limited	Gibraltar	100% Prudential Group Holdings Limited
Prudential (Namibia) Unit Trusts Limited	Namibia	93% Prudential Portfolio Managers (Namibia) (Pty) Limited
Prudential (Netherlands One) Limited	United Kingdom	100% Prudential Group Holdings Limited
Prudential (Netherlands) BV	Netherlands	100% Prudential Corporation Holdings Limited
Prudential (US Holdco 1) BV	Netherlands	100% Prudential (US Holdco 1) Limited
Prudential (US Holdco 1) Limited	United Kingdom	100% Prudential US Limited
Prudential (US Holdco 2) BV	Netherlands	100% Prudential (US Holdco 1) BV
Prudential (US Holdco 2) Limited	Gibraltar	100% Holborn Delaware LLC
Prudential (US Holdco 3) BV	Netherlands	100% Prudential (US Holdco 2) BV
Prudential – AA Office Joint Venture Company	Vietnam	70% Prudential Vietnam Assurance Private Limited
Prudential / M&G UKCF GP Limited	United Kingdom	100% M&G Limited
Prudential Al-Wara’ Asset Management Berhad	Malaysia	100% Prudential Corporation Holdings Limited
Prudential Annuities Limited	United Kingdom	100% The Prudential Assurance Company Limited
Prudential Asset Management (Hong Kong) Limited	Hong Kong	100% Prudential Corporation Holdings Limited
Prudential Asset Management (Singapore) Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Asset Management Limited	United Arab Emirates	100% Prudential Corporation Holdings Limited
Prudential Assurance Company Singapore (Pte) Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Assurance Malaysia Bhd	Malaysia	100% Sri Han Suria Sdn Berhad
Prudential Assurance Singapore (Property Services) Pte Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Atlantic Reinsurance Company Limited	Ireland	100% Prudential Corporation Holdings Limited
Prudential Australia One Limited	United Kingdom	100% Prudential Corporation Holdings Limited
Prudential BSN Takaful Berhad	Malaysia	49% Prudential Corporation Holdings Limited
Prudential Capital (Singapore) Pte. Ltd. Prudential Tower	Singapore	100% Prudential Capital Holding Company Ltd.
Prudential Capital Holding Company Limited	United Kingdom	100% Prudential plc
Prudential Capital PLC	United Kingdom	100% Prudential Capital Holding Company Limited
Prudential Capital Luxembourg S.a.r.l.	Luxembourg	100% Prudential Capital Holding Company Ltd.
Prudential Corporate Pensions Trustee Limited	United Kingdom	100% The Prudential Assurance Company Limited
Prudential Corporation Asia Limited	Hong Kong	100% Prudential Corporation Holdings Limited
Prudential Corporation Australasia Holdings Pty Limited	Australia	100% Prudential Group Holdings Limited
Prudential plc	United Kingdom	Publicly Traded
Prudential Corporation Holdings Limited	United Kingdom	100% Prudential Holdings Limited
Prudential Corporation Limited	United Kingdom	100% Prudential Group Holdings Limited
Prudential Distribution Limited	United Kingdom	100% Prudential Financial Services Limited
Prudential Europe Assurance Holdings plc	Scotland	100% MM&S (2375) Limited
Prudential Finance BV	Netherlands	100% Prudential Corporation Holdings Limited
Prudential Financial Services Limited	United Kingdom	100% Prudential plc
Prudential Five Limited	United Kingdom	100% Prudential Group Holdings Limited
Prudential Four Limited	United Kingdom	100% Prudential Group Holdings Limited
Prudential Fund Management Berhad	Malaysia	100% Nova Sepadu Sdn Bhd
Prudential Fund Management Services Private Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential GP Limited	Scotland	100% M&G Limited
Prudential General Insurance Hong Kong Limited	Hong Kong	100% The Prudential Assurance Company Limited
Prudential Group Holdings Limited	United Kingdom	100% Prudential plc
Prudential Group Pensions Limited	United Kingdom	100% Prudential Financial Services Limited
Prudential Group Secretarial Services Limited	United Kingdom	100% Prudential Group Holdings Limited
Prudential Health Holdings Limited	United Kingdom	25% The Prudential Assurance Company Limited
Prudential Health Limited	United Kingdom	100% Prudential Health Holdings Limited
Prudential Health Insurance Limited	England	100% Prudential Health Holdings Limited
Prudential Health Services Limited	United Kingdom	100% Prudential Health Holdings Limited
Prudential Holborn Life Limited	United Kingdom	100% The Prudential Assurance Company Limited
Prudential Holdings Limited	Scotland	100% Prudential plc
Prudential Hong Kong Limited	Hong Kong	100% The Prudential Assurance Company Limited
Prudential IP Services Limited	United Kingdom	100% Prudential Group Holdings Limited
Prudential International Assurance plc	Ireland	100% Prudential Europe Assurance Holdings plc
Prudential International Management Services Limited	Ireland	100% Prudential Europe Assurance Holdings plc
Prudential Investments (UK) Limited	United Kingdom	100% Prudential Capital Holding Company
Prudential Jersey (No 2) Limited	Jersey	100% Prudential Corporation Holdings Limited
Prudential Jersey Limited	Jersey	100% Prudential Corporation Holdings Limited
Prudential Lalondes Limited	United Kingdom	100% Prudential Property Services Limited
Prudential Life Assurance (Thailand) Public Company Limited	Thailand	42.59% North Sathorn Holdings Company Limited 32.11% Staple Limited 24.82% Prudential Corporation Holdings Limited 0.48% Others
Prudential Lifetime Mortgages Limited	Scotland	100% The Prudential Assurance Company Limited
Prudential Pensions Limited	United Kingdom	100% The Prudential Assurance Company Limited
Prudential Personal Equity Plans Limited	United Kingdom	100% M&G Limited
Prudential Portfolio Managers (Namibia) (Pty) Limited	Namibia	75% Prudential Portfolio Managers (South Africa) (Pty) Limited
Prudential Portfolio Managers (South Africa) (Pty) Limited	South Africa	75% M&G Limited
Prudential Portfolio Managers (South Africa) Life Limited	South Africa	99.4% Prudential Portfolio Managers (South Africa) (Pty) Limited
Prudential Portfolio Managers Unit Trusts Limited	South Africa	94% Prudential Portfolio Managers (South Africa) (Pty) Limited
Prudential Process Management Services India Private Limited	India	99.97% Prudential Corporation Holdings Limited 0.03% Prudential UK Services Limited
Prudential Properties Trusty Pty Limited	Australia	100% The Prudential Assurance Company Limited
Prudential Property Investment Management (Singapore) Pte Limited	Singapore	50% Prudential Singapore Holdings Pte Limited 50% PruPIM Ltd
Prudential Property Investment Managers Limited	United Kingdom	100% M&G Limited
Prudential Property Services (Bristol) Limited	United Kingdom	100% Prudential Property Services Limited
Prudential Property Services Limited	United Kingdom	100% Prudential plc
Prudential Protect Limited	United Kingdom	100% Prudential Health Holdings Limited
Prudential Pte Ltd	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Quest Limited	United Kingdom	100% Prudential Group Holdings Limited
Prudential Retirement Income Limited	United Kingdom	100% The Prudential Assurance Company Limited
Prudential Securities Limited	United Kingdom	50% Prudential (B1) Limited 50% Prudential (B2) Limited
Prudential Services Asia Sdn Bhd	Malaysia	100% Prudential Corporation Holdings Limited
Prudential Services Limited	United Kingdom	100% Prudential Corporation Holdings Limited
Prudential Services Singapore Pte Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Singapore Holdings Pte Limited	Singapore	100% Prudential Corporation Holdings Limited
Prudential Staff Pensions Limited	United Kingdom	100% Prudential Group Holdings Limited
Prudential Trustee Company Limited	United Kingdom	100% M&G Limited
Prudential UK Services Limited	United Kingdom	100% Prudential Financial Services Limited
Prudential Unit Trusts Limited	United Kingdom	100% M&G Limited
Prudential Vietnam Assurance Private Limited	Vietnam	100% Prudential Corporation Holdings Limited
Prudential Vietnam Finance Company Limited	Vietnam	100% Prudential Holborn Life Limited
Prudential Vietnam Fund Management Private Limited Company	Vietnam	100% Prudential Vietnam Assurance Private Limited
Prulink Pte Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prutec Limited	United Kingdom	100% The Prudential Assurance Company Limited
Quinner AG	Germany	100% Prudential Corporation Holdings Limited
Reeds Rain Prudential Limited	United Kingdom	100% Prudential Property Services Limited
SII Insurance Agency, Inc.	Massachusetts	100% SII Investments, Inc.
SII Insurance Agency, Inc.	Wisconsin	100% SII Investments, Inc.
SII Investments, Inc.	Wisconsin	100% National Planning Holdings, Inc.
SII Ohio Insurance Agency, Inc.	Ohio	100% SII Investments, Inc.
Scottish Amicable Finance plc	Scotland	100% The Prudential Assurance Company Limited
Scottish Amicable ISA Managers Limited	Scotland	100% The Prudential Assurance Company Limited
Scottish Amicable Life Assurance Society	Scotland	100% The Prudential Assurance Company Limited
Scottish Amicable PEP and ISA Nominees Limited	Scotland	100% Scottish Amicable Life Assurance Society
Snushalls Team Limited	United Kingdom	100% Prudential Property Services Limited
Squire Reassurance Company LLC	Michigan	100% Jackson National Life Insurance Company
Squire Capital I LLC	Michigan	100% Jackson National Life Insurance Company
Squire Capital II LLC	Michigan	100% Jackson National Life Insurance Company
Sri Han Suria Sdn Berhad	Malaysia	51% Prudential Corporation Holdings Limited
Stableview Limited	United Kingdom	100% M&G Limited
Staple Limited	Thailand	100% Prudential Corporation Holdings Limited
Staple Nominees Limited	United Kingdom	100% Prudential Personal Equity Plans Limited
The First British Fixed Trust Company Limited	United Kingdom	100% M&G Limited
The Forum, Solent, Management Company Limited	United Kingdom	100% The Prudential Assurance Company Limited
The Prudential Assurance Company Limited	United Kingdom	100% Prudential plc
True Prospect Limited	British Virgin Islands	100% Prudential Corporation Holdings Limited
Wharfedale Acquisitions Limited	United Kingdom	100% Wharfedale Acquisitions Subholdings Limited
Wharfedale Acquisitions Holdings Limited	United Kingdom	100% Infracapital Nominees Limited
Wharfedale Acquisitions Subholdings Limited	United Kingdom	100% Wharfedale Acquisitions Holdings Limited
Yeslink Interco Limited	United Kingdom	100% Prudential Group Holdings Limited
Zelda Acquisitions Holdings Limited	United Kingdom	100% Infracapital Nominees Limited
Zelda Acquisitions Limited	United Kingdom	100% Zelda Acquisitions Holdings Limited

Item 27. Number of Contract Owners as of February 29, 2012

Qualified – 5
Non-Qualified – 10

Item 28. Indemnification

Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities  (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate  jurisdiction  the question  whether  such  indemnification  by  it is  against  public  policy  as expressed  in the Act and will be  governed  by the final  adjudication  of such issue.

Item 29. Principal Underwriter

a)
Jackson National Life Distributors LLC acts as general distributor for the Jackson National Separate Account - I.  Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, and the JNLNY Separate Account IV.

b)	Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

Greg Cicotte	Manager, President & Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Clifford J. Jack	Manager
7601 Technology Way
Denver, CO 80237

Thomas J. Meyer	Manager & Secretary
1 Corporate Way
Lansing, MI 48951

Paul Chad Myers	Manager
1 Corporate Way
Lansing, MI 48951

Stephen M. Ash	Vice President
7601 Technology Way
Denver, CO 80237

Pamela Aurbach	Vice President
7601 Technology Way
Denver, CO 80237

Jeffrey Bain	Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker	Vice President
7601 Technology Way
Denver, CO 80237

Mercedes Biretto	Vice President
7601 Technology Way
Denver, CO 80237

James Bossert	Senior Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen	Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Bill J. Burrow	Senior Vice President
7601 Technology Way
Denver, CO 80237

Maura Collins	Executive Vice President, Chief Financial Officer & FinOP
7601 Technology Way
Denver, CO 80237

Paul Fitzgerald	Senior Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley	Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez	Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant	Senior Vice President
7601 Technology Way
Denver, CO 80237

Thomas Hurley	Senior Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones	Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli	Vice President
7601 Technology Way
Denver, CO 80237

James McCorkle	Vice President
7601 Technology Way
Denver, CO 80237

Brook Meyer	Vice President
1 Corporate Way
Lansing, MI 48951

Jack Mishler	Senior Vice President
7601 Technology Way
Denver, CO 80237

Steven O’Connor	Vice President
7601 Technology Way
Denver, CO 80237

Jeremy D. Rafferty	Vice President
7601 Technology Way
Denver, CO 80237

Alison Reed	Senior Vice President
7601 Technology Way
Denver, CO 80237

Scott Romine	Executive Vice President, National Sales Manager
7601 Technology Way
Denver, CO 80237

Gregory B. Salsbury	Executive Vice President, Distribution
7601 Technology Way
Denver, CO 80237

Marilynn Scherer	Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield	Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky	Senior Vice President
7601 Technology Way
Denver, CO 80237

Ryan Strauser	Vice President
7601 Technology Way
Denver, VO 80237

Brian Sward	Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Swartz	Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman	Vice President & Controller
7601 Technology Way
Denver, CO 80237

Doug Townsend	Executive Vice President, Operations
7601 Technology Way
Denver, CO 80237

Katie Turner	Vice President
7601 Technology Way
Denver, CO 80237

Brad Whiting	Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright	Senior Vice President & Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright	Vice President
7601 Technology Way
Denver, CO 80237

         (c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item. 30. Location of Accounts and Records

Jackson National Life Insurance Company
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
Institutional Marketing Group Service Center
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
7601 Technology Way
Denver, Colorado 80237

Jackson National Life Insurance Company
225 West Wacker Drive, Suite 1200
Chicago, IL  60606

Item. 31. Management Services

Not Applicable.

Item. 32. Undertakings and Representations

a)
Jackson National Life Insurance Company hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b)
Jackson National Life Insurance Company hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c)
Jackson National Life Insurance Company hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d)
Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

e)
The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance  (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 26th day of April, 2012.

Jackson National Separate Account - I
(Registrant)

Jackson National Life Insurance Company

By:   /s/ Thomas J. Meyer
Thomas J. Meyer
Senior Vice President, General Counsel
and Secretary

Jackson National Life Insurance Company
(Depositor)

By:    /s/ Thomas J. Meyer
Thomas J. Meyer
Senior Vice President, General Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*	April 26, 2012
Michael A. Wells, President, Chief
Executive Officer, Director and Chairman

*	April 26, 2012
James R. Sopha, Chief Operating Officer
and Director

*	April 26, 2012
Clifford J. Jack, Executive Vice President
and Director

*	April 26, 2012
P. Chad Myers, Executive Vice President, Chief Financial Officer and Director

*	April 26, 2012
Robert A. Fritts, Senior Vice President and
Controller

*	April 26, 2012
Leandra R. Knes, Director

* By:    /s/ Thomas J. Meyer
Thomas J. Meyer, as Attorney-in-Fact,
pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoint Michael A. Wells, P. Chad Myers, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee, and Anthony L. Dowling (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration  statements,  and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and  requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940.  This Power of Attorney concerns Jackson National Separate Account - I (File Nos. 033-82080, 333-70472, 333-73850, 333-118368, 333-119656, 333-132128, 333-136472, 333-155675, 333-172874, 333-172875, 333-172877, 333-175718, 333-175719, 333-176619, and 333-178774), Jackson National Separate Account III (File No. 333-41153), Jackson National Separate Account IV (File Nos. 333-108433 and 333-118131), and Jackson National Separate Account V (File No. 333-70697), as well as any future separate account(s) and/or future file number(s) within any separate account(s) that the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale.  The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any one of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 10th day of February, 2012.

/s/  MICHAEL A. WELLS
______________________________________
Michael A. Wells, President, Chief
Executive Officer, Chairman and Director

/s/  JAMES R. SOPHA
______________________________________
James R. Sopha, Chief Operating Officer
and Director

/s/  CLIFFORD J. JACK
______________________________________
Clifford J. Jack, Executive Vice President
and Director

/s/  P. CHAD MYERS
______________________________________
P. Chad Myers, Executive Vice President,
Chief Financial Officer and Director

/s/  ROBERT A. FRITTS
______________________________________
Robert A. Fritts, Senior Vice President and
Controller

/s/  LEANDRA R. KNES
______________________________________
Leandra R. Knes, Director

EXHIBIT LIST

Exhibit No.     Description

9.	Opinion and Consent of Counsel.

10.	Consent of Independent Registered Public Accounting Firm.